                              SPDR(R) SERIES TRUST
                                   PROSPECTUS
                      SPDR(R) DJ WILSHIRE TOTAL MARKET ETF
                        SPDR(R) DJ WILSHIRE LARGE CAP ETF
                    SPDR(R) DJ WILSHIRE LARGE CAP GROWTH ETF
                     SPDR(R) DJ WILSHIRE LARGE CAP VALUE ETF
                         SPDR(R) DJ WILSHIRE MID CAP ETF
                     SPDR(R) DJ WILSHIRE MID CAP GROWTH ETF
                      SPDR(R) DJ WILSHIRE MID CAP VALUE ETF
                        SPDR(R) DJ WILSHIRE SMALL CAP ETF
                    SPDR(R) DJ WILSHIRE SMALL CAP GROWTH ETF
                     SPDR(R) DJ WILSHIRE SMALL CAP VALUE ETF
                          SPDR(R) DJ GLOBAL TITANS ETF
                              DJ WILSHIRE REIT ETF
                                  KBW BANK ETF
                             KBW CAPITAL MARKETS ETF
                                KBW INSURANCE ETF
                          MORGAN STANLEY TECHNOLOGY ETF
                           SPDR(R) S&P(R) DIVIDEND ETF
                     SPDR(R) S&P(R) AEROSPACE & DEFENSE ETF
                           SPDR(R) S&P(R) BIOTECH ETF
                   SPDR(R) S&P(R) BUILDING & CONSTRUCTION ETF
                      SPDR(R) S&P(R) COMPUTER HARDWARE ETF
                      SPDR(R) S&P(R) COMPUTER SOFTWARE ETF
                    SPDR(R) S&P(R) HEALTH CARE EQUIPMENT ETF
                     SPDR(R) S&P(R) HEALTH CARE SERVICES ETF
                         SPDR(R) S&P(R) HOMEBUILDERS ETF
                         SPDR(R) S&P(R) LEISURETIME ETF
                       SPDR(R) S&P(R) METALS & MINING ETF
                SPDR(R) S&P(R) OIL & GAS EQUIPMENT & SERVICES ETF
              SPDR(R) S&P(R) OIL & GAS EXPLORATION & PRODUCTION ETF
                 SPDR(R) S&P(R) OUTSOURCING & IT CONSULTING ETF
                       SPDR(R) S&P(R) PHARMACEUTICALS ETF
                            SPDR(R) S&P(R) RETAIL ETF
                        SPDR(R) S&P(R) SEMICONDUCTOR ETF
                           SPDR(R) S&P(R) TELECOM ETF
                        SPDR(R) S&P(R) TRANSPORTATION ETF
                          KBW REGIONAL BANKING(SM) ETF
                          KBW MORTGAGE FINANCE(SM) ETF

                                OCTOBER 31, 2007

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. SHARES IN THE FUNDS ARE NOT GUARANTEED OR INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER AGENCY OF THE U.S. GOVERNMENT, NOR ARE SHARES DEPOSITS OR OBLIGATIONS OF ANY BANK. SUCH SHARES IN THE FUNDS INVOLVE INVESTMENT RISKS, INCLUDING THE LOSS OF PRINCIPAL.

                     THIS PAGE IS INTENTIONALLY LEFT BLANK.

                                TABLE OF CONTENTS


OVERVIEW OF THE FUNDS..............................             1
  Who Should Invest?...............................             1
  Principal Strategies of the Funds................             2
  Principal Risks of the Funds.....................             4
DESCRIPTION OF THE FUNDS...........................             7
  SPDR DJ Wilshire Total Market ETF................             7
  SPDR DJ Wilshire Large Cap ETF...................             8
  SPDR DJ Wilshire Large Cap Growth ETF............             9
  SPDR DJ Wilshire Large Cap Value ETF.............            10
  SPDR DJ Wilshire Mid Cap ETF.....................            11
  SPDR DJ Wilshire Mid Cap Growth ETF..............            12
  SPDR DJ Wilshire Mid Cap Value ETF...............            13
  SPDR DJ Wilshire Small Cap ETF...................            14
  SPDR DJ Wilshire Small Cap Growth ETF............            15
  SPDR DJ Wilshire Small Cap Value ETF.............            16
  SPDR DJ Global Titans ETF........................            17
  DJ Wilshire REIT ETF.............................            20
  KBW Bank ETF.....................................            21
  KBW Capital Markets ETF..........................            23
  KBW Insurance ETF................................            24
  Morgan Stanley Technology ETF....................            25
  SPDR S&P Dividend ETF............................            26
  SPDR S&P Aerospace & Defense ETF.................            28
  SPDR S&P Biotech ETF.............................            30
  SPDR S&P Building & Construction ETF.............            32
  SPDR S&P Computer Hardware ETF...................            34
  SPDR S&P Computer Software ETF...................            36
  SPDR S&P Health Care Equipment ETF...............            39
  SPDR S&P Health Care Services ETF................            41
  SPDR S&P Homebuilders ETF........................            43
  SPDR S&P LeisureTime ETF.........................            44
  SPDR S&P Metals & Mining ETF.....................            46
  SPDR S&P Oil & Gas Equipment & Services ETF......            48
  SPDR S&P Oil & Gas Exploration & Production ETF..            50
  SPDR S&P Outsourcing & IT Consulting ETF.........            52
  SPDR S&P Pharmaceuticals ETF.....................            55

  SPDR S&P Retail ETF..............................            57
  SPDR S&P Semiconductor ETF.......................            59
  SPDR S&P Telecom ETF.............................            61
  SPDR S&P Transportation ETF......................            63
  KBW Regional Banking ETF.........................            65
  KBW Mortgage Finance ETF.........................            66
PERFORMANCE BAR CHARTS AND TABLES..................            68
FEES AND EXPENSES..................................            86
  Examples.........................................            95
ADDITIONAL INDEX INFORMATION.......................            99
ADDITIONAL INVESTMENT STRATEGIES, RISKS AND OTHER
  CONSIDERATIONS...................................           108
  Additional Investment Strategies.................           108
  Additional Risks.................................           109
  Other Considerations.............................           111
MANAGEMENT.........................................           111
INDEX LICENSES/DISCLAIMERS.........................           115
DETERMINATION OF NET ASSET VALUE...................           119
BUYING AND SELLING THE FUNDS.......................           120
PURCHASE AND REDEMPTION OF CREATION UNITS..........           120
DISTRIBUTIONS......................................           124
PORTFOLIO HOLDINGS.................................           125
TAX MATTERS........................................           125
GENERAL INFORMATION................................           127
FINANCIAL HIGHLIGHTS...............................           129
ADDITIONAL INFORMATION CONCERNING THE FUNDS........           136
WHERE TO LEARN MORE ABOUT THE FUNDS................    Back Cover

                              OVERVIEW OF THE FUNDS

     The investment portfolios offered by this Prospectus as described herein (each is referred to as a "Fund" and collectively, the "Funds") are series of SPDR Series Trust (the "Trust").

     Each Fund, using an "indexing" investment approach, seeks to replicate as closely as possible, before fees and expenses, the total return, or in the case of the SPDR S&P Dividend ETF, the price and yield performance, of a market index (each, an "Index"). For more information regarding each Index, please refer to the "Additional Index Information" section of this Prospectus. SSgA Funds Management, Inc. (the "Adviser") serves as the investment adviser to the Funds.

     The shares of the Funds (the "Shares") are listed on the American Stock Exchange (the "Exchange" or "AMEX"). The Shares trade on the Exchange at market prices that may differ to some degree from the Share's net asset values. Each Fund issues and redeems its Shares on a continuous basis, at net asset value, only in a large specified number of Shares called a "Creation Unit," principally in-kind for securities included in the relevant Index. EXCEPT WHEN AGGREGATED IN CREATION UNITS, THE SHARES ARE NOT REDEEMABLE SECURITIES OF THE FUNDS.

                               WHO SHOULD INVEST?

     Each Fund is designed for investors who seek a relatively low-cost "passive" approach for investing in a portfolio of equity securities as represented in each Fund's Index. Each Fund may be suitable for long-term investment in the market or sector represented in the Index. Shares of the Funds may also be used as an asset allocation tool or as a speculative trading instrument. Unlike many conventional mutual funds, which are only bought and sold at closing net asset values, each Fund's Shares are listed on the Exchange and trade in a secondary market on an intraday basis and can be created and redeemed principally in-kind in Creation Units at each day's next calculated net asset value. These arrangements are designed to protect ongoing shareholders from adverse effects on each Fund that could arise from frequent cash creation and redemption transactions that may affect the net asset value of a Fund. Moreover, in contrast to conventional mutual funds where redemptions can have an adverse tax impact on taxable shareholders because of the need to sell portfolio securities to raise cash for redemptions which, in turn, may generate taxable gains, the in-kind redemption mechanism of the Funds generally will not lead to a tax event for shareholders who remain invested in a Fund.

                        PRINCIPAL STRATEGIES OF THE FUNDS

     The Adviser seeks a correlation of 0.95 or better between each Fund's performance and the performance of its Index; however, a number of factors may affect a Fund's ability to achieve a high correlation with its Index, including the degree to which a Fund utilizes a sampling methodology (as described below). There can be no guarantee that a Fund will achieve a high degree of correlation. A correlation of 1.00 would represent perfect correlation.

     Except for the SPDR DJ Wilshire Total Market ETF, each Fund generally will invest in all of the stocks comprising its Index in proportion to the weightings in its Index. The Adviser, in seeking to achieve the SPDR DJ Wilshire Total Market ETF's investment objective, and under various circumstances where it may not be possible or practicable to purchase all of the stocks in the benchmark Index for each Fund, may utilize a sampling methodology in seeking to achieve such Fund's investment objective. Sampling means that the Adviser uses quantitative analysis to select stocks that represent a sample of stocks in the relevant Index that have a similar investment profile as the relevant Index in terms of key risk factors, performance attributes and other characteristics. The quantity of holdings in each Fund will be based on a number of factors, including asset size of each Fund. The Adviser generally expects the SPDR DJ Wilshire Total Market ETF to hold less than the total number of stocks in its Index, but reserves the right to hold as many stocks as it believes necessary to achieve the SPDR DJ Wilshire Total Market ETF's investment objective.

     In addition, from time to time, stocks are added to or removed from an Index. The Adviser may sell stocks that are represented in an Index, or purchase stocks that are not yet represented in an Index, in anticipation of their removal from or addition to an Index. Further, the Adviser may choose to overweight stocks in an Index, purchase or sell stocks not in an Index, or utilize various combinations of other available investment techniques, in seeking to track an Index.

     Each Fund will normally invest at least 95% of its total assets in common stocks that comprise its benchmark Index. Each Fund may also invest its other assets in securities not included in its benchmark Index, but which the Adviser believes will help a Fund track its Index, as well as in certain futures, options, swap contracts and other derivatives, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including affiliated money market funds). Each Fund will generally concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or sector to approximately the same extent that its benchmark Index is so concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities, securities of state or municipal governments and their political subdivisions and securities of foreign governments are not considered to be issued by members of any industry. Each Fund is non-diversified and, as a result, may invest a larger percentage of its assets in securities of a single issuer than that of a diversified fund.

     Each Fund will provide shareholders with at least 60 days notice prior to any material change in the above-noted 95% investment policy or its benchmark Index. The Board of Trustees of the Trust (the "Board") may change a Fund's investment strategy, Index and other policies without shareholder approval, except as otherwise indicated. The Board may not change a Fund's investment objective without shareholder approval.

                          PRINCIPAL RISKS OF THE FUNDS

     THE FUNDS' SHARES WILL CHANGE IN VALUE, AND YOU COULD LOSE MONEY BY INVESTING IN THE FUNDS. THE FUNDS MAY NOT ACHIEVE THEIR OBJECTIVES. AN INVESTMENT IN A FUND IS NOT A DEPOSIT WITH A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

-------------------------------------------------------------------------------------------------------------------------------

TICKER                 NAME



                                            INDEX RISK  MARKET RISK  MANAGEMENT RISK  NON-DIVERSIFIED RISK  INDEX TRACKING RISK
-------------------------------------------------------------------------------------------------------------------------------
  TMW   SPDR DJ Wilshire Total Market ETF        X           X              X                   X
-------------------------------------------------------------------------------------------------------------------------------
  ELR   SPDR DJ Wilshire Large Cap ETF           X           X              X                   X                    X
-------------------------------------------------------------------------------------------------------------------------------
        SPDR DJ Wilshire Large Cap Growth
  ELG   ETF                                      X           X              X                   X                    X
-------------------------------------------------------------------------------------------------------------------------------
        SPDR DJ Wilshire Large Cap Value
  ELV   ETF                                      X           X              X                   X                    X
-------------------------------------------------------------------------------------------------------------------------------
  EMM   SPDR DJ Wilshire Mid Cap ETF             X           X              X                   X                    X
-------------------------------------------------------------------------------------------------------------------------------
        SPDR DJ Wilshire Mid Cap Growth
  EMG   ETF                                      X           X              X                   X                    X
-------------------------------------------------------------------------------------------------------------------------------
  EMV   SPDR DJ Wilshire Mid Cap Value ETF       X           X              X                   X                    X
-------------------------------------------------------------------------------------------------------------------------------
  DSC   SPDR DJ Wilshire Small Cap ETF           X           X              X                   X                    X
-------------------------------------------------------------------------------------------------------------------------------
        SPDR DJ Wilshire Small Cap Growth
  DSG   ETF                                      X           X              X                   X                    X
-------------------------------------------------------------------------------------------------------------------------------
        SPDR DJ Wilshire Small Cap Value
  DSV   ETF                                      X           X              X                   X                    X
-------------------------------------------------------------------------------------------------------------------------------
  DGT   SPDR DJ Global Titans ETF                X           X              X                   X                    X
-------------------------------------------------------------------------------------------------------------------------------
  RWR   DJ Wilshire REIT ETF                     X           X              X                   X                    X
-------------------------------------------------------------------------------------------------------------------------------
  KBE   KBW Bank ETF                             X           X              X                   X                    X
-------------------------------------------------------------------------------------------------------------------------------
  KCE   KBW Capital Markets ETF                  X           X              X                   X                    X
-------------------------------------------------------------------------------------------------------------------------------
  KIE   KBW Insurance ETF                        X           X              X                   X                    X
-------------------------------------------------------------------------------------------------------------------------------
  MTK   Morgan Stanley Technology ETF            X           X              X                   X                    X
-------------------------------------------------------------------------------------------------------------------------------
  SDY   SPDR S&P Dividend ETF                    X           X              X                   X                    X
-------------------------------------------------------------------------------------------------------------------------------
  XAR   SPDR S&P Aerospace & Defense ETF         X           X              X                   X                    X
-------------------------------------------------------------------------------------------------------------------------------
  XBI   SPDR S&P Biotech ETF                     X           X              X                   X                    X
-------------------------------------------------------------------------------------------------------------------------------
        SPDR S&P Building & Construction
  XBC   ETF                                      X           X              X                   X                    X
-------------------------------------------------------------------------------------------------------------------------------
  XHW   SPDR S&P Computer Hardware ETF           X           X              X                   X                    X
-------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

TICKER



        SAMPLING INDEX TRACKING RISK  GROWTH RISK  VALUE RISK  LARGE CAP RISK  MID CAP RISK  SMALL CAP RISK  MICRO CAP RISK
---------------------------------------------------------------------------------------------------------------------------
  TMW                 X                                               X              X              X               X
---------------------------------------------------------------------------------------------------------------------------
  ELR                                                                 X
---------------------------------------------------------------------------------------------------------------------------
  ELG                                      X                          X
---------------------------------------------------------------------------------------------------------------------------
  ELV                                                   X             X
---------------------------------------------------------------------------------------------------------------------------
  EMM                                                                                X
---------------------------------------------------------------------------------------------------------------------------
  EMG                                      X                                         X
---------------------------------------------------------------------------------------------------------------------------
  EMV                                                   X                            X
---------------------------------------------------------------------------------------------------------------------------
  DSC                                                                                               X
---------------------------------------------------------------------------------------------------------------------------
  DSG                                      X                                                        X
---------------------------------------------------------------------------------------------------------------------------
  DSV                                                   X                                           X
---------------------------------------------------------------------------------------------------------------------------
  DGT                                                                 X
---------------------------------------------------------------------------------------------------------------------------
  RWR                                                                 X              X              X
---------------------------------------------------------------------------------------------------------------------------
  KBE                                                                 X
---------------------------------------------------------------------------------------------------------------------------
  KCE                                                                 X
---------------------------------------------------------------------------------------------------------------------------
  KIE                                                                 X
---------------------------------------------------------------------------------------------------------------------------
  MTK                                                                 X
---------------------------------------------------------------------------------------------------------------------------
  SDY                                                                 X              X              X               X
---------------------------------------------------------------------------------------------------------------------------
  XAR                                                                 X              X              X               X
---------------------------------------------------------------------------------------------------------------------------
  XBI                                                                 X              X              X               X
---------------------------------------------------------------------------------------------------------------------------
  XBC                                                                 X              X              X               X
---------------------------------------------------------------------------------------------------------------------------
  XHW                                                                 X              X              X               X
---------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------

TICKER



        FOREIGN SECURITIES RISK  CONCENTRATION RISK  SECTOR SPECIFIC RISK
-------------------------------------------------------------------------
  TMW
-------------------------------------------------------------------------
  ELR
-------------------------------------------------------------------------
  ELG
-------------------------------------------------------------------------
  ELV
-------------------------------------------------------------------------
  EMM
-------------------------------------------------------------------------
  EMG
-------------------------------------------------------------------------
  EMV
-------------------------------------------------------------------------
  DSC
-------------------------------------------------------------------------
  DSG
-------------------------------------------------------------------------
  DSV
-------------------------------------------------------------------------
  DGT              X
-------------------------------------------------------------------------
  RWR                                     X                    X
-------------------------------------------------------------------------
  KBE                                     X                    X
-------------------------------------------------------------------------
  KCE                                     X                    X
-------------------------------------------------------------------------
  KIE                                     X                    X
-------------------------------------------------------------------------
  MTK                                     X                    X
-------------------------------------------------------------------------
  SDY                                     X
-------------------------------------------------------------------------
  XAR                                     X                    X
-------------------------------------------------------------------------
  XBI                                     X                    X
-------------------------------------------------------------------------
  XBC                                     X                    X
-------------------------------------------------------------------------
  XHW                                     X                    X
-------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------

TICKER                 NAME



                                            INDEX RISK  MARKET RISK  MANAGEMENT RISK  NON-DIVERSIFIED RISK  INDEX TRACKING RISK
-------------------------------------------------------------------------------------------------------------------------------
  STW   SPDR S&P Computer Software ETF           X           X              X                   X                    X
-------------------------------------------------------------------------------------------------------------------------------
  XHE   SPDR S&P Healthcare Equipment ETF        X           X              X                   X                    X
-------------------------------------------------------------------------------------------------------------------------------
  XHS   SPDR S&P Healthcare Services ETF         X           X              X                   X                    X
-------------------------------------------------------------------------------------------------------------------------------
  XHB   SPDR S&P Homebuilders ETF                X           X              X                   X                    X
-------------------------------------------------------------------------------------------------------------------------------
  XLZ   SPDR S&P LeisureTime ETF                 X           X              X                   X                    X
-------------------------------------------------------------------------------------------------------------------------------
  XME   SPDR S&P Metals & Mining ETF             X           X              X                   X                    X
-------------------------------------------------------------------------------------------------------------------------------
        SPDR S&P Oil & Gas Equipment &
  XES   Services ETF                             X           X              X                   X                    X
-------------------------------------------------------------------------------------------------------------------------------
        SPDR S&P Oil & Gas Exploration &
  XOP   Production ETF                           X           X              X                   X                    X
-------------------------------------------------------------------------------------------------------------------------------
        SPDR S&P Outsourcing & IT
  XOT   Consulting ETF                           X           X              X                   X                    X
-------------------------------------------------------------------------------------------------------------------------------
  XPH   SPDR S&P Pharmaceuticals ETF             X           X              X                   X                    X
-------------------------------------------------------------------------------------------------------------------------------
  XRT   SPDR S&P Retail ETF                      X           X              X                   X                    X
-------------------------------------------------------------------------------------------------------------------------------
  XSD   SPDR S&P Semiconductor ETF               X           X              X                   X                    X
-------------------------------------------------------------------------------------------------------------------------------
  XTL   SPDR S&P Telecom ETF                     X           X              X                   X                    X
-------------------------------------------------------------------------------------------------------------------------------
  XTN   SPDR S&P Transportation ETF              X           X              X                   X                    X
-------------------------------------------------------------------------------------------------------------------------------
  KRE   KBW Regional Banking ETF                 X           X              X                   X                    X
-------------------------------------------------------------------------------------------------------------------------------
  KMF   KBW Mortgage Finance ETF                 X           X              X                   X                    X
-------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

TICKER



        SAMPLING INDEX TRACKING RISK  GROWTH RISK  VALUE RISK  LARGE CAP RISK  MID CAP RISK  SMALL CAP RISK  MICRO CAP RISK
---------------------------------------------------------------------------------------------------------------------------
  STW                                                                 X              X              X               X
---------------------------------------------------------------------------------------------------------------------------
  XHE                                                                 X              X              X               X
---------------------------------------------------------------------------------------------------------------------------
  XHS                                                                 X              X              X               X
---------------------------------------------------------------------------------------------------------------------------
  XHB                                                                 X              X              X               X
---------------------------------------------------------------------------------------------------------------------------
  XLZ                                                                 X              X              X               X
---------------------------------------------------------------------------------------------------------------------------
  XME                                                                 X              X              X               X
---------------------------------------------------------------------------------------------------------------------------
  XES                                                   X             X              X              X               X
---------------------------------------------------------------------------------------------------------------------------
  XOP                                                   X             X              X              X               X
---------------------------------------------------------------------------------------------------------------------------
  XOT                                                                 X              X              X               X
---------------------------------------------------------------------------------------------------------------------------
  XPH                                                                 X              X              X               X
---------------------------------------------------------------------------------------------------------------------------
  XRT                                                                 X              X              X               X
---------------------------------------------------------------------------------------------------------------------------
  XSD                                                                 X              X              X               X
---------------------------------------------------------------------------------------------------------------------------
  XTL                                                                 X              X              X               X
---------------------------------------------------------------------------------------------------------------------------
  XTN                                                                 X              X              X               X
---------------------------------------------------------------------------------------------------------------------------
  KRE                                                                 X              X              X               X
---------------------------------------------------------------------------------------------------------------------------
  KMF                                                                 X              X              X               X
---------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------

TICKER



        FOREIGN SECURITIES RISK  CONCENTRATION RISK  SECTOR SPECIFIC RISK
-------------------------------------------------------------------------
  STW                                     X                    X
-------------------------------------------------------------------------
  XHE                                     X                    X
-------------------------------------------------------------------------
  XHS                                     X                    X
-------------------------------------------------------------------------
  XHB                                     X                    X
-------------------------------------------------------------------------
  XLZ                                     X                    X
-------------------------------------------------------------------------
  XME                                     X                    X
-------------------------------------------------------------------------
  XES                                     X                    X
-------------------------------------------------------------------------
  XOP                                     X                    X
-------------------------------------------------------------------------
  XOT                                     X                    X
-------------------------------------------------------------------------
  XPH                                     X                    X
-------------------------------------------------------------------------
  XRT                                     X                    X
-------------------------------------------------------------------------
  XSD                                     X                    X
-------------------------------------------------------------------------
  XTL                                     X                    X
-------------------------------------------------------------------------
  XTN                                     X                    X
-------------------------------------------------------------------------
  KRE                                     X                    X
-------------------------------------------------------------------------
  KMF                                     X                    X
-------------------------------------------------------------------------


       INDEX RISK: Unlike many investment companies, each Fund is not actively "managed." Therefore, a Fund may not sell a stock because the stock's issuer was in financial trouble unless that stock is removed from the relevant Index. A Fund may not perform the same as its benchmark Index due to tracking error.

       MARKET RISK: An investment in a Fund involves risks similar to those of investing in any fund of equity securities traded on exchanges, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in stock prices. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the relevant Index. The values of equity securities could decline generally or could underperform other investments.

       MANAGEMENT RISK: Because a Fund may, under certain circumstances, hold less than the total number of stocks in its benchmark Index, the Fund is subject to management risk. This is the risk that the Adviser's security selection process, which is subject to a number of constraints, may not produce the intended results.

       NON-DIVERSIFIED RISK: Each Fund is non-diversified and, as a result, may have greater exposure to volatility than other funds. Because a non-diversified fund may invest a larger percentage of its assets in securities of a single issuer than that of a diversified fund, the performance of that issuer can have a substantial impact on a Fund's share price. Each Fund intends to maintain the required level of diversification so as to qualify as a "regulated investment company" for purposes of the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code"), in order to avoid liability for federal income tax to the extent that its earnings are distributed to shareholders. Compliance with diversification requirements of the Internal Revenue Code could limit the investment flexibility of a Fund.

                            DESCRIPTION OF THE FUNDS

                        SPDR DJ WILSHIRE TOTAL MARKET ETF
                                  (SYMBOL: TMW)

     Investment Objective. The Fund's investment objective is to replicate as closely as possible, before expenses, the performance of the Dow Jones Wilshire 5000 Composite Index (the "Composite Index"). There is no assurance that the Fund will achieve its investment objective.

     Principal Investment Strategies. The Fund uses a passive management strategy and "sampling methodology" designed to track the total return performance of the float-adjusted Composite Index. The Composite Index is the most comprehensive measure of the U.S. stock market. The Composite Index is designed to represent the performance of all U.S.-headquartered equity securities with readily available price data. As of September 30, 2007, the Composite Index was comprised of 4,892 stocks.

     Principal Risks. The Fund is subject to the risks identified as applicable to the Fund in PRINCIPAL RISKS OF THE FUNDS under "Overview of the Funds" above. Also see ADDITIONAL RISKS under "Additional Investment Strategies, Risks and Other Considerations." In addition, the Fund is subject to the following risks:

       SAMPLING INDEX TRACKING RISK: The Fund's return may not match the return of the Composite Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Composite Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Composite Index, or representative sample of the Composite Index. The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and pay expenses. Since the Fund may utilize a sampling approach and may hold futures or other derivative positions, its return may not correlate as well with the return on the Composite Index, as would be the case if the Fund purchased all of the stocks in the Composite Index.

       LARGE CAP RISK: Returns on investments in stocks of large U.S. companies could trail the returns on investments in stocks of smaller and mid-sized companies.

       MID CAP RISK: Mid-sized companies may be more volatile and more likely than large-capitalization companies to have relatively limited product lines, markets or financial resources, or depend on a few key employees. Returns on investments in mid-size companies could trail the returns on investments in stocks of larger or smaller companies.

       SMALL CAP RISK: Small-sized companies may be more volatile and more likely than large- and mid-capitalization companies to have relatively limited product lines, markets or financial resources, or depend on a few key employees. Returns on investments in stocks of small U.S. companies could trail the returns on investments in stocks of larger companies.

       MICRO CAP RISK: Micro cap companies may be newly formed or in the early stages of development with limited product lines, markets or financial resources. Therefore, micro cap companies may be less financially secure than large-, mid- and small-capitalization companies and may be more vulnerable to key personnel losses due to reliance on smaller number of management personnel. In addition, there may be less public information available about these companies. Micro cap stock prices may be more volatile than large-, mid- and small-capitalization companies and such stocks may be more thinly traded and thus difficult for the Fund to buy and sell in the market.

                         SPDR DJ WILSHIRE LARGE CAP ETF
                                  (SYMBOL: ELR)

     Investment Objective. The Fund's investment objective is to replicate as closely as possible, before expenses, the performance of the Dow Jones Wilshire Large Cap Index (the "Large Cap Index"). There is no assurance that the Fund will achieve its investment objective.

     Principal Investment Strategies. The Fund uses a passive management strategy designed to track the total return performance of the float-adjusted Large Cap Index. The Large Cap Index represents the large-cap portion of the Composite Index. The Composite Index tracks all the U.S. common stocks regularly traded on the New York Stock Exchange ("NYSE"), AMEX and the NASDAQ National Market. The Large Cap Index includes the components of the Composite Index ranked 1-750 by full market capitalization. As of September 30, 2007, the Large Cap Index was comprised of 749 stocks.

     Principal Risks. The Fund is subject to the risks identified as applicable to the Fund in PRINCIPAL RISKS OF THE FUNDS under "Overview of the Funds" above. Also see ADDITIONAL RISKS under "Additional Investment Strategies, Risks and Other Considerations." In addition, the Fund is subject to the following risks:

     INDEX TRACKING RISK: The Fund's return may not match the return of the Large Cap Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Large Cap Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Large Cap Index, or representative sample of the Large Cap Index. The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and pay expenses.

     LARGE CAP RISK: Returns on investments in stocks of large U.S. companies could trail the returns on investments in stocks of smaller and mid-sized companies.

                      SPDR DJ WILSHIRE LARGE CAP GROWTH ETF
                                  (SYMBOL: ELG)

     Investment Objective. The Fund's investment objective is to replicate as closely as possible, before expenses, the performance of the Dow Jones Wilshire Large Cap Growth Index (the "Large Cap Growth Index"). There is no assurance that the Fund will achieve its investment objective.

     Principal Investment Strategies. The Fund uses a passive management strategy designed to track the total return performance of the float-adjusted Large Cap Growth Index. The Large Cap Growth Index represents the large-cap growth portion of the Composite Index. The Composite Index tracks all the U.S. common stocks regularly traded on the NYSE, AMEX and the NASDAQ National Market. The Large Cap Growth Index includes the components of the Composite Index ranked 1-750 by full market capitalization and that are classified as "growth" based on analysis that accounts for six factors. The six factors are: (i) projected price-to-earnings ratio (P/E), (ii) projected earnings growth, (iii) price-to-book ratio, (iv) dividend yield, (v) trailing revenue growth, and (vi) trailing earnings growth. As of September 30, 2007, the Large Cap Growth Index was comprised of 454 stocks.

     Principal Risks. The Fund is subject to the risks identified as applicable to the Fund in PRINCIPAL RISKS OF THE FUNDS under "Overview of the Funds" above. Also see ADDITIONAL RISKS under "Additional Investment Strategies, Risks and Other Considerations." In addition, the Fund is subject to the following risks:

     INDEX TRACKING RISK: The Fund's return may not match the return of the Large Cap Growth Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Large Cap Growth Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Large Cap Growth Index, or representative sample of the Large Cap Growth Index. The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and pay expenses.

     LARGE CAP RISK: Returns on investments in stocks of large U.S. companies could trail the returns on investments in stocks of smaller and mid-sized companies.

     GROWTH RISK: The Fund emphasizes a "growth" style of investing. The market values of growth stocks may be more volatile than other types of investments. The returns on "growth" securities may or may not move in tandem with the returns on other styles of investing or the overall stock markets.

                      SPDR DJ WILSHIRE LARGE CAP VALUE ETF
                                  (SYMBOL: ELV)

     Investment Objective. The Fund's investment objective is to replicate as closely as possible, before expenses, the performance of the Dow Jones Wilshire Large Cap Value Index (the "Large Cap Value Index"). There is no assurance that the Fund will achieve its investment objective.

     Principal Investment Strategies. The Fund uses a passive management strategy designed to track the total return performance of the float-adjusted Large Cap Value Index. The Large Cap Value Index represents the large-cap value portion of the Composite Index. The Composite Index tracks all the U.S. common stocks regularly traded on the NYSE, AMEX and the NASDAQ National Market. The Large Cap Value Index includes the components of the Composite Index ranked 1-750 by full market capitalization and that are classified as "value" based on analysis that accounts for six factors. The six factors are: (i) projected price-to-earnings ratio (P/E), (ii) projected earnings growth, (iii) price-to-book ratio, (iv) dividend yield, (v) trailing revenue growth, and (vi) trailing earnings growth. As of September 30, 2007, the Large Cap Value Index was comprised of 295 stocks.

     Principal Risks. The Fund is subject to the risks identified as applicable to the Fund in PRINCIPAL RISKS OF THE FUNDS under "Overview of the Funds" above. Also see ADDITIONAL RISKS under "Additional Investment Strategies, Risks and Other Considerations." In addition, the Fund is subject to the following risks:

       INDEX TRACKING RISK: The Fund's return may not match the return of the Large Cap Value Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Large Cap Value Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Large Cap Value Index, or representative sample of the Large Cap Value Index. The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and pay expenses.

       LARGE CAP RISK: Returns on investments in stocks of large U.S. companies could trail the returns on investments in stocks of smaller and mid-sized companies.

       VALUE RISK: The Fund employs a "value" style of investing that emphasizes undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on "value" equity securities are less than returns on other styles of investing or the overall stock market. Different types of stocks tend to shift in and out of favor depending on market and economic conditions. Thus, the value of the Fund's investments will vary and at times may be lower or higher than that of other types of investments.

                          SPDR DJ WILSHIRE MID CAP ETF
                                  (SYMBOL: EMM)

     Investment Objective. The Fund's investment objective is to replicate as closely as possible, before expenses, the performance of the Dow Jones Wilshire Mid Cap Index (the "Mid Cap Index"). There is no assurance that the Fund will achieve its investment objective.

     Principal Investment Strategies. The Fund uses a passive management strategy designed to track the total return performance of the float-adjusted Mid Cap Index. The Mid Cap Index represents the mid-cap portion of the Composite Index. The Composite Index tracks all the U.S. common stocks regularly traded on the NYSE, AMEX and the NASDAQ National Market. The Mid Cap Index includes the components of the Composite Index ranked 501-1000 by full market capitalization. As of September 30, 2007, the Mid Cap Index was comprised of 499 stocks.

     Principal Risks. The Fund is subject to the risks identified as applicable to the Fund in PRINCIPAL RISKS OF THE FUNDS under "Overview of the Funds" above. Also see ADDITIONAL RISKS under "Additional Investment Strategies, Risks and Other Considerations." In addition, the Fund is subject to the following risks:

       INDEX TRACKING RISK: The Fund's return may not match the return of the Mid Cap Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Mid Cap Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Mid Cap Index, or representative sample of the Mid Cap Index. The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and pay expenses.

       MID CAP RISK: Mid-sized companies may be more volatile and more likely than large-capitalization companies to have relatively limited product lines, markets or financial resources, or depend on a few key employees. Returns on investments in mid-size companies could trail the returns on investments in stocks of larger or smaller companies.

                       SPDR DJ WILSHIRE MID CAP GROWTH ETF
                                  (SYMBOL: EMG)

     Investment Objective. The Fund's investment objective is to replicate as closely as possible, before expenses, the performance of the Dow Jones Wilshire Mid Cap Growth Index (the "Mid Cap Growth Index"). There is no assurance that the Fund will achieve its investment objective.

     Principal Investment Strategies. The Fund uses a passive management strategy designed to track the total return performance of the float-adjusted Mid Cap Growth Index. The Mid Cap Growth Index represents the mid-cap growth portion of the Composite Index. The Composite Index tracks all the U.S. common stocks regularly traded on the NYSE, AMEX and the NASDAQ National Market. The Mid Cap Growth Index includes the components of the Composite Index ranked 501-1000 by full market capitalization and that are classified as "growth" based on analysis that accounts for six factors. The six factors are: (i) projected price-to-earnings ratio (P/E), (ii) projected earnings growth, (iii) price-to-book ratio, (iv) dividend yield, (v) trailing revenue growth, and (vi) trailing earning growth. As of September 30, 2007, the Mid Cap Growth Index was comprised of 282 stocks.

     Principal Risks. The Fund is subject to the risks identified as applicable to the Fund in PRINCIPAL RISKS OF THE FUNDS under "Overview of the Funds" above. Also see ADDITIONAL RISKS under "Additional Investment Strategies, Risks and Other Considerations." In addition, the Fund is subject to the following risks:

       INDEX TRACKING RISK: The Fund's return may not match the return of the Mid Cap Growth Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Mid Cap Growth Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Mid Cap Growth Index, or representative sample of the Mid Cap Growth Index. The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and pay expenses.

       MID CAP RISK: Mid-sized companies may be more volatile and more likely than large-capitalization companies to have relatively limited product lines, markets or financial resources, or depend on a few key employees. Returns on investments in mid-size companies could trail the returns on investments in stocks of larger or smaller companies.

       GROWTH RISK: The Fund emphasizes a "growth" style of investing. The market values of growth stocks may be more volatile than other types of investments. The returns on "growth" securities may or may not move in tandem with the returns on other styles of investing or the overall stock markets.

                       SPDR DJ WILSHIRE MID CAP VALUE ETF
                                  (SYMBOL: EMV)

     Investment Objective. The Fund's investment objective is to replicate as closely as possible, before expenses, the performance of the Dow Jones Wilshire Mid Cap Value Index (the "Mid Cap Value Index"). There is no assurance that the Fund will achieve its investment objective.

     Principal Investment Strategies. The Fund uses a passive management strategy designed to track the total return performance of the float-adjusted Mid Cap Value Index. The Mid Cap Value Index represents the mid-cap value portion of the Composite Index. The Composite Index tracks all the U.S. common stocks regularly traded on the NYSE, AMEX and the NASDAQ National Market. The Mid Cap Value Index includes the components of the Composite Index ranked 501-1000 by full market capitalization and that are classified as "value" based on analysis that accounts for six factors. The six factors are: (i) projected price-to-earnings ratio (P/E), (ii) projected earnings growth, (iii) price-to-book ratio, (iv) dividend yield, (v) trailing revenue growth, and (vi) trailing earning growth. As of September 30, 2007, the Mid Cap Value Index was comprised of 217 stocks.

     Principal Risks. The Fund is subject to the risks identified as applicable to the Fund in PRINCIPAL RISKS OF THE FUNDS under "Overview of the Funds" above. Also see ADDITIONAL RISKS under "Additional Investment Strategies, Risks and Other Considerations." In addition, the Fund is subject to the following risks:

       INDEX TRACKING RISK: The Fund's return may not match the return of the Mid Cap Value Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Mid Cap Value Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Mid Cap Value Index, or representative sample of the Mid Cap Value Index. The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and pay expenses.

       MID CAP RISK: Mid-sized companies may be more volatile and more likely than large-capitalization companies to have relatively limited product lines, markets or financial resources, or depend on a few key employees. Returns on investments in mid-size companies could trail the returns on investments in stocks of larger or smaller companies.

       VALUE RISK: The Fund employs a "value" style of investing that emphasizes undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on "value" equity securities are less than returns on other styles of investing or the overall stock market. Different types of stocks tend to shift in and out of favor depending on market and economic conditions. Thus, the value of the Fund's investments will vary and at times may be lower or higher than that of other types of investments.

                         SPDR DJ WILSHIRE SMALL CAP ETF
                                  (SYMBOL: DSC)

     Investment Objective. The Fund's investment objective is to replicate as closely as possible, before expenses, the performance of the Dow Jones Wilshire Small Cap Index (the "Small Cap Index"). There is no assurance that the Fund will achieve its investment objective.

     Principal Investment Strategies. The Fund uses a passive management strategy designed to track the total return performance of the float-adjusted Small Cap Index. The Small Cap Index represents the small cap portion of the Composite Index. The Composite Index tracks all the U.S. common stocks regularly traded on the NYSE, AMEX and the NASDAQ National Market. The Small Cap Index includes the components of the Composite Index ranked 751-2500 by full market capitalization. As of September 30, 2007, the Small Cap Index was comprised of 1,751 stocks.

     Principal Risks. The Fund is subject to the risks identified as applicable to the Fund in PRINCIPAL RISKS OF THE FUNDS under "Overview of the Funds" above.

Also see ADDITIONAL RISKS under "Additional Investment Strategies, Risks and Other Considerations." In addition, the Fund is subject to the following risks:

       INDEX TRACKING RISK: The Fund's return may not match the return of the Small Cap Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Small Cap Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Small Cap Index, or representative sample of the Small Cap Index. The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and pay expenses.

       SMALL CAP RISK: Small-sized companies may be more volatile and more likely than large- and mid-capitalization companies to have relatively limited product lines, markets or financial resources, or depend on a few key employees. Returns on investments in stocks of small U.S. companies could trail the returns on investments in stocks of larger companies.

                      SPDR DJ WILSHIRE SMALL CAP GROWTH ETF
                                  (SYMBOL: DSG)

     Investment Objective. The Fund's investment objective is to replicate as closely as possible, before expenses, the performance of the Dow Jones Wilshire Small Cap Growth Index (the "Small Cap Growth Index"). There is no assurance that the Fund will achieve its investment objective.

     Principal Investment Strategies. The Fund uses a passive management strategy designed to track the total return performance of the float-adjusted Small Cap Growth Index. The Small Cap Growth Index represents the small-cap growth portion of the Composite Index. The Composite Index tracks all the U.S. common stocks regularly traded on the NYSE, AMEX and the NASDAQ National Market. The Small Cap Growth Index includes the components of the Composite Index ranked 751-2500 by full market capitalization and that are classified as "growth" based on analysis that accounts for six factors. The six factors are: (i) projected price-to-earnings ratio (P/E), (ii) projected earnings growth, (iii) price-to-book ratio, (iv) dividend yield, (v) trailing revenue growth, and (vi) trailing earnings growth. As of September 30, 2007, the Small Cap Growth Index was comprised of 930 stocks.

     Principal Risks. The Fund is subject to the risks identified as applicable to the Fund in PRINCIPAL RISKS OF THE FUNDS under "Overview of the Funds" above.

Also see ADDITIONAL RISKS under "Additional Investment Strategies, Risks and Other Considerations." In addition, the Fund is subject to the following risks:

       INDEX TRACKING RISK: The Fund's return may not match the return of the Small Cap Growth Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Small Cap Growth Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Small Cap Growth Index, or representative sample of the Small Cap Growth Index. The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and pay expenses.

       SMALL CAP RISK: Small-sized companies may be more volatile and more likely than large- and mid-capitalization companies to have relatively limited product lines, markets or financial resources, or depend on a few key employees. Returns on investments in stocks of small U.S. companies could trail the returns on investments in stocks of larger companies.

       GROWTH RISK: The Fund emphasizes a "growth" style of investing. The market values of growth stocks may be more volatile than other types of investments. The returns on "growth" securities may or may not move in tandem with the returns on other styles of investing or the overall stock markets.

                      SPDR DJ WILSHIRE SMALL CAP VALUE ETF
                                  (SYMBOL: DSV)

     Investment Objective. The Fund's investment objective is to replicate as closely as possible, before expenses, the performance of the Dow Jones Wilshire Small Cap Value Index (the "Small Cap Value Index"). There is no assurance that the Fund will achieve its investment objective.

     Principal Investment Strategies The Fund uses a passive management strategy designed to track the total return performance of the float-adjusted Small Cap Value Index. The Small Cap Value Index represents the small-cap value portion of the Composite Index. The Composite Index tracks all the U.S. common stocks regularly traded on the NYSE, AMEX and the NASDAQ National Market. The Small Cap Value Index includes the components of the Composite Index ranked 751-2500 by full market capitalization and that are classified as "value" based on analysis that accounts for six factors. The six factors are: (i) projected price-to-earnings ratio (P/E), (ii) projected earnings growth, (iii) price-to-book ratio,
(iv) dividend yield, (v) trailing revenue growth, and (vi) trailing earnings growth. As of September 30, 2007, the Small Cap Value Index was comprised of 821 stocks.

       INDEX TRACKING RISK: The Fund's return may not match the return of the Small Cap Value Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Small Cap Value Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Small Cap Value Index, or representative sample of the Small Cap Value Index. The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and pay expenses.

       SMALL CAP RISK: Small-sized companies may be more volatile and more likely than large- and mid-capitalization companies to have relatively limited product lines, markets or financial resources, or depend on a few key employees. Returns on investments in stocks of small U.S. companies could trail the returns on investments in stocks of larger companies.

       VALUE RISK: The Fund employs a "value" style of investing that emphasizes undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on "value" equity securities are less than returns on other styles of investing or the overall stock market. Different types of stocks tend to shift in and out of favor depending on market and economic conditions. Thus, the value of the Fund's investments will vary and at times may be lower or higher than that of other types of investments.

                            SPDR DJ GLOBAL TITANS ETF
                                  (SYMBOL: DGT)

     Investment Objective. The Fund's investment objective is to replicate as closely as possible, before expenses, the performance of the Dow Jones Global Titans 50 Index U.S. Close (the "Global Titans Index"). There is no assurance that the Fund will achieve its investment objective.

     Principal Investment Strategies. The Fund uses a passive management strategy designed to track the total return performance of the Global Titans Index. The Global Titans Index includes 50 stocks, which are chosen by Dow Jones based on the combination of market data and fundamental data.

     The Fund purchases American Depositary Receipts ("ADR") or U.S. shares, if available, of foreign companies included in the Global Titans Index. If an ADR for a company is not available, the Fund will purchase the actual foreign security included in the Global Titans Index. The Fund purchases such ADRs or U.S. shares rather than the underlying foreign securities, because the closing value of the Global Titans Index is calculated based on ADR or U.S. share prices and, therefore, the Adviser believes that ADRs or U.S. shares best enable the Fund to accurately track the Global Titans Index. As of September 30, 2007, the Global Titans Index was comprised of 50 stocks.

     Principal Risks. The Fund is subject to the risks identified as applicable to the Fund in PRINCIPAL RISKS OF THE FUNDS under "Overview of the Funds" above. Also see ADDITIONAL RISKS under "Additional Investment Strategies, Risks and Other Considerations." In addition, the Fund is subject to the following risks:

       INDEX TRACKING RISK: The Fund's return may not match the return of the Global Titans Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Global Titans Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Global Titans Index, or representative sample of the Global Titans Index. The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and pay expenses.

       FOREIGN SECURITIES RISK: Returns on investments in foreign stocks could be more volatile than, or trail the returns on, investments in U.S. stocks.

       Foreign Securities. The Fund will invest in foreign securities, including non-U.S. dollar-denominated securities traded outside of the United States and dollar-denominated securities of foreign issuers traded in the United States. Foreign securities also include ADRs which are U.S. dollar-denominated receipts representing shares of foreign-based corporations. ADRs are issued by U.S. banks or trust companies, and entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares. Investment in ADRs may be less liquid than the liquidity of the underlying shares in their primary trading market.

       Depositary receipts may be "sponsored" or "unsponsored." Sponsored depositary receipts are established jointly by a depositary and the underlying issuer, whereas unsponsored depositary receipts may be established by a depositary without participation by the underlying issuer. Holders of an unsponsored depositary receipt generally bear all the costs associated with establishing the unsponsored depositary receipt. In addition, the issuers of the securities underlying unsponsored depositary receipts are not obligated to disclose material information in the United States and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the depositary receipts.

       Foreign securities involve special risks and costs. Investment in foreign securities may involve higher costs than investment in U.S. securities, including higher transaction and custody costs as well as the imposition of additional taxes by foreign governments. Foreign investments may also involve risks associated with the level of currency exchange rates, less complete financial information about the issuers, less market liquidity, more market volatility and political instability. Future political and economic developments, the possible imposition of withholding taxes on dividend income, the possible seizure or nationalization of foreign holdings, the possible establishment of exchange controls or freezes on the convertibility of currency, or the adoption of other governmental restrictions might adversely affect an investment in foreign securities. Additionally, foreign issuers may be subject to less stringent regulation, and to different accounting, auditing and recordkeeping requirements.

       Currency. Because the Fund's net asset value is determined on the basis of U.S. dollars, the Fund may lose money if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of the Fund's holdings goes up.

       Forward Currency Exchange Contracts. The Fund may enter into forward currency exchange contracts for hedging purposes to help reduce the risks and volatility caused by changes in foreign currency exchange rates. Foreign currency exchange contracts will be used at the discretion of the Adviser, and the Fund is not required to hedge its foreign currency positions. A forward currency contract is an obligation to exchange one currency for another on a future date at a specified exchange rate. Forward currency contracts are privately negotiated transactions, and can have substantial price volatility. When used for hedging purposes, they tend to limit any potential gain that may be realized if the value of the Fund's foreign holdings increases because of currency fluctuations.

       LARGE CAP RISK: Returns on investments in stocks of large companies could trail the returns on investments in stocks of smaller and mid-sized companies.

                              DJ WILSHIRE REIT ETF
                                  (SYMBOL: RWR)

     Investment Objective. The Fund's investment objective is to replicate as closely as possible, before expenses, the performance of the Dow Jones Wilshire REIT Index (the "REIT Index"). There is no assurance that the Fund will achieve its investment objective.

     Principal Investment Strategies. The Fund uses a passive management strategy designed to track the total return performance of the REIT Index. The REIT Index is a market capitalization weighted index of publicly traded Real Estate Investment Trusts ("REITs"). The REIT Index is comprised of companies whose charters are the equity ownership and operation of commercial real estate. As of September 30, 2007, the REIT Index was composed of 87 REITs.

     Principal Risks. The Fund is subject to the risks identified as applicable to the Fund in PRINCIPAL RISKS OF THE FUNDS under "Overview of the Funds" above. Also see ADDITIONAL RISKS under "Additional Investment Strategies, Risks and Other Considerations." In addition, the Fund is subject to the following risks:

       INDEX TRACKING RISK: The Fund's return may not match the return of the REIT Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the REIT Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the REIT Index, or representative sample of the REIT Index. The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and pay expenses.

       REAL ESTATE SECURITIES RISK: The Fund will concentrate its investments in the real estate sector. Adverse economic, business or political developments affecting real estate could have a major effect on the value of the Fund's investments. Investing in real estate securities (which include REITs) may subject the Fund to risks associated with the direct ownership of real estate, such as decreases in real estate values, overbuilding, increased competition and other risks related to local or general economic conditions, increases in operating costs and property taxes, changes in zoning laws, casualty or condemnation losses, possible environmental liabilities, regulatory limitations on rent and fluctuations in rental income. Changes in interest rates may also affect the value of the Fund's investment in real estate securities. Certain real estate securities have a relatively small market capitalization, which may tend to increase the volatility of the market price of these securities. Real estate securities are dependent upon specialized management skills, have limited diversification and are, therefore, subject to risks inherent in operating and financing a limited number of projects. Real estate securities are also subject to heavy cash flow dependency and defaults by borrowers. In addition, REITs are subject to the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code and maintaining exemption from the registration requirements of the Investment Company Act of 1940, as amended ("1940 Act").

       CONCENTRATION RISK: The Fund's assets may be concentrated in an industry or group of industries to the extent that the REIT Index concentrates in a particular industry or group of industries. By concentrating its assets in a single industry or group of industries, the Fund is subject to the risk that economic, political or other conditions that have a negative effect on that industry or group of industries will negatively impact the Fund to a greater extent than if the Fund's assets were invested in a wider variety of industries.

       LARGE CAP RISK: Returns on investments in stocks of large REITs could trail the returns on investments in stocks of smaller and mid-sized REITs.

       MID CAP RISK: Mid-sized REITs may be more volatile and more likely than large-capitalization REITs to have relatively limited real estate holdings, markets or financial resources, or depend on a few key employees. Returns on investments in mid-size REITs could trail the returns on investments in stocks of larger or smaller REITs.

       SMALL CAP RISK: Small-sized REITs may be more volatile and more likely than large- and mid-capitalization REITs to have relatively limited real estate holdings, markets or financial resources, or depend on a few key employees. Returns on investments in stocks of small REITs could trail the returns on investments in stocks of larger REITs.

                                  KBW BANK ETF
                                  (SYMBOL: KBE)

     Investment Objective: The Fund's investment objective is to replicate as closely as possible, before expenses, the performance of the KBW Bank Index (the "Bank Index"). There is no assurance that the Fund will achieve its investment objective.

     Principal Investment Strategies. The Fund uses a passive management strategy designed to track the total return performance of the Bank Index. The Bank Index is a float adjusted modified-market capitalization weighted index of geographically diverse companies representing national money center banks and regional banking institutions listed on U.S. stock markets. As of September 30, 2007, the Bank Index was comprised of 24 stocks. It is created and maintained by Keefe, Bruyette & Woods, Inc.

     Principal Risks. The Fund is subject to the risks identified as applicable to the Fund in PRINCIPAL RISKS OF THE FUNDS under "Overview of the Funds" above. Also see ADDITIONAL RISKS under "Additional Investment Strategies, Risks and Other Considerations." In addition, the Fund is subject to the following risks:

       INDEX TRACKING RISK: The Fund's return may not match the return of the Bank Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Bank Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Bank Index, or representative sample of the Bank Index. The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and pay expenses.

       BANK INDUSTRY RISK: The performance of bank stocks may be affected by extensive governmental regulation which may limit both the amounts and types of loans and other financial commitments they can make, and the interest rates and fees they can charge and the amount of capital they must maintain. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change. Credit losses resulting from financial difficulties of borrowers can negatively impact the sub-sector. Banks may also be subject to severe price competition. The regional banking industry is highly competitive and thus, failure to maintain or increase market share may result in lost market share.

       CONCENTRATION RISK: The Fund's assets may be concentrated in an industry or group of industries to the extent that the Bank Index concentrates in a particular industry or group of industries. By concentrating its assets in a single industry or group of industries, the Fund is subject to the risk that economic, political or other conditions that have a negative effect on that industry or group of industries will negatively impact the Fund to a greater extent than if the Fund's assets were invested in a wider variety of industries.

       LARGE CAP RISK: Returns on investments in stocks of large U.S. companies could trail the returns on investments in stocks of smaller and mid-sized companies.

                             KBW CAPITAL MARKETS ETF
                                  (SYMBOL: KCE)

     Investment Objective: The Fund's investment objective is to replicate as closely as possible, before expenses, the performance of the KBW Capital Markets Index (the "Capital Markets Index"). There is no assurance that the Fund will achieve its investment objective.

     Principal Investment Strategies. The Fund uses a passive management strategy designed to track the total return performance of the Capital Markets Index. The Capital Markets Index is a float adjusted modified-market capitalization weighted index which measures the performance of publicly traded companies in the U.S. capital market industry and includes broker dealers, asset managers, trust and custody banks and a stock exchange. As of September 30, 2007, the Capital Markets Index was comprised of 24 stocks. It is created and maintained by Keefe, Bruyette & Woods, Inc.

     Principal Risks. The Fund is subject to the risks identified as applicable to the Fund in PRINCIPAL RISKS OF THE FUNDS under "Overview of the Funds" above. Also see ADDITIONAL RISKS under "Additional Investment Strategies, Risks and Other Considerations." In addition, the Fund is subject to the following risks:

       INDEX TRACKING RISK: The Fund's return may not match the return of the Capital Markets Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Capital Markets Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Capital Markets Index, or representative sample of the Capital Markets Index. The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and pay expenses.

       CAPITAL MARKETS RISK: Companies within the Capital Markets Index can be significantly affected by stock and bank trading activity, changes in governmental regulation, continuing increases in price competition, decreases in fees or fee-related business, including investment banking, brokerage, asset management and other servicing fees, fluctuation in interest rates and other factors which could adversely affect financial markets.

       CONCENTRATION RISK: The Fund's assets may be concentrated in an industry or group of industries to the extent that the Capital Markets Index concentrates in a particular industry or group of industries. By concentrating its assets in a single industry or group of industries, the Fund is subject to the risk that economic, political or other conditions that have a negative effect on that industry or group of industries will negatively impact the Fund to a greater extent than if the Fund's assets were invested in a wider variety of industries.

       LARGE CAP RISK: Returns on investments in stocks of large U.S. companies could trail the returns on investments in stocks of smaller and mid-sized companies.

                                KBW INSURANCE ETF
                                  (SYMBOL: KIE)

     Investment Objective: The Fund's investment objective is to replicate as closely as possible, before expenses, the performance of the KBW Insurance Index (the "Insurance Index"). There is no assurance that the Fund will achieve its investment objective.

     Principal Investment Strategies. The Fund uses a passive management strategy designed to track the total return performance of the Insurance Index. The Insurance Index is a float adjusted modified-market capitalization weighted index which measures the performance of companies in the insurance industry which are publicly traded in the U.S. The securities in the Insurance Index were selected to provide appropriate representation of the industry's diverse sub-sectors, including personal and commercial lines, property/casualty, life insurance, reinsurance, brokerage and financial guarantee. As of September 30, 2007, the Insurance Index was comprised of 24 stocks. It is created and maintained by Keefe, Bruyette & Woods, Inc.

     Principal Risks. The Fund is subject to the risks identified as applicable to the Fund in PRINCIPAL RISKS OF THE FUNDS under "Overview of the Funds" above. Also see ADDITIONAL RISKS under "Additional Investment Strategies, Risks and Other Considerations." In addition, the Fund is subject to the following risks:

       INDEX TRACKING RISK: The Fund's return may not match the return of the Insurance Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Insurance Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Insurance Index, or representative sample of the Insurance Index. The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and pay expenses.

       INSURANCE INDUSTRY RISK: Insurance companies' profits are affected by many factors, including interest rate movements, the imposition of premium rate caps, competition and pressure to compete globally. Certain types of insurance companies may also be affected by weather catastrophes and other disasters and mortality rates. In addition, although the industry is currently subject to extensive regulation, companies in this industry may be adversely affected by increased governmental regulations or tax law changes in the future.

       CONCENTRATION RISK: The Fund's assets may be concentrated in an industry or group of industries to the extent that the Insurance Index concentrates in a particular industry or group of industries. By concentrating its assets in a single industry or group of industries, the Fund is subject to the risk that economic, political or other conditions that have a negative effect on that industry or group of industries will negatively impact the Fund to a greater extent than if the Fund's assets were invested in a wider variety of industries.

       LARGE CAP RISK: Returns on investments in stocks of large U.S. companies could trail the returns on investments in stocks of smaller and mid-sized companies.

                          MORGAN STANLEY TECHNOLOGY ETF
                                  (SYMBOL: MTK)

     Investment Objective. The Fund's investment objective is to replicate as closely as possible, before expenses, the performance of the Morgan Stanley Technology Index (the "Technology Index"). There is no assurance that the Fund will achieve its investment objective.

     Principal Investment Strategies. The Fund uses a passive management strategy designed to track the total return performance of the Technology Index. The Exchange calculates the Technology Index. Morgan Stanley & Co. Incorporated acts as consultant to the Exchange in connection with the Exchange's maintenance of the Technology Index. As of September 30, 2007, the Technology Index was comprised of 35 stocks.

     Principal Risks. The Fund is subject to the risks identified as applicable to the Fund in PRINCIPAL RISKS OF THE FUNDS under "Overview of the Funds" above. Also see ADDITIONAL RISKS under "Additional Investment Strategies, Risks and Other Considerations." In addition, the Fund is subject to the following risks:

       INDEX TRACKING RISK: The Fund's return may not match the return of the Technology Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Technology Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Technology Index, or representative sample of the

       Technology Index. The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and pay expenses.

       TECHNOLOGY RISK: The Fund is subject to the risk that market or economic factors impacting technology companies and companies that rely heavily on technology advances could have a major effect on the value of the Fund's investments. The value of stocks of technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, government regulation and competition. Technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market.

       Also, many of the products and services offered by this sector's companies are subject to the risk of rapid obsolescence. Other risks include those related to regulatory changes such as the possible adverse effects on profits of recent increased competition among telecommunications companies and the uncertainties resulting from such companies' diversification into new domestic and international businesses, as well as agreements by any such companies linking future rate increases to inflation or other factors not directly related to the actual operating profits of the enterprise.

       CONCENTRATION RISK: The Fund's assets may be concentrated in an industry or group of industries to the extent that the Technology Index concentrates in a particular industry or group of industries. By concentrating its assets in a single industry or group of industries, the Fund is subject to the risk that economic, political or other conditions that have a negative effect on that industry or group of industries will negatively impact the Fund to a greater extent than if the Fund's assets were invested in a wider variety of industries.

       LARGE CAP RISK: Returns on investments in stocks of large U.S. companies could trail the returns on investments in stocks of smaller and mid-sized companies.

                              SPDR S&P DIVIDEND ETF
                                  (SYMBOL: SDY)

     Investment Objective: The Fund's investment objective is to replicate as closely as possible, before expenses, the price and yield of the S&P(R) High Yield Dividend Aristocrats Index (the "Dividend Index"). There is no assurance that the Fund will achieve its investment objective.

     Principal Investment Strategies. The Fund uses a passive management strategy designed to track the price and yield performance of the Dividend Index. The Dividend Index is designed to measure the performance of 50 highest dividend yielding S&P Composite 1500 constituents that have followed a managed-dividends policy of consistently increasing dividends every year for at least 25 years. As of September 30, 2007, the Dividend Index was comprised of 50 stocks.

     Principal Risks. The Fund is subject to the risks identified as applicable to the Fund in PRINCIPAL RISKS OF THE FUNDS under "Overview of the Funds" above. Also see ADDITIONAL RISKS under "Additional Investment Strategies, Risks and Other Considerations." In addition, the Fund is subject to the following risks:

       INDEX TRACKING RISK: The Fund's return may not match the return of the Dividend Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Dividend Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Dividend Index, or representative sample of the Dividend Index. The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and pay expenses.

       CONCENTRATION RISK: The Fund's assets may be concentrated in an industry or group of industries to the extent that the Dividend Index concentrates in a particular industry or group of industries. By concentrating its assets in a single industry or group of industries, the Fund is subject to the risk that economic, political or other conditions that have a negative effect on that industry or group of industries will negatively impact the Fund to a greater extent than if the Fund's assets were invested in a wider variety of industries.

       LARGE CAP RISK: Returns on investments in stocks of large U.S. companies could trail the returns on investments in stocks of smaller and mid-sized companies.

       MID CAP RISK: Mid-sized companies may be more volatile and more likely than large-capitalization companies to have relatively limited product lines, markets or financial resources, or depend on a few key employees. Returns on investments in mid-size companies could trail the returns on investments in stocks of larger or smaller companies.

       SMALL CAP RISK: Small-sized companies may be more volatile and more likely than large- and mid-capitalization companies to have relatively limited product lines, markets or financial resources, or depend on a few key employees. Returns on investments in stocks of small U.S. companies could trail the returns on investments in stocks of larger companies.

       MICRO CAP RISK: Micro cap companies may be newly formed or in the early stages of development with limited product lines, markets or financial resources. Therefore, micro cap companies may be less financially secure than large-, mid- and small-capitalization companies and may be more vulnerable to key personnel losses due to reliance on smaller number of management personnel. In addition, there may be less public information available about these companies. Micro cap stock prices may be more volatile than large-, mid- and small-capitalization companies and such stocks may be more thinly traded and thus difficult for the Fund to buy and sell in the market.

                        SPDR S&P AEROSPACE & DEFENSE ETF
                                  (SYMBOL: XAR)

     Investment Objective. The Fund's investment objective is to replicate as closely as possible, before expenses, the performance of an index derived from the aerospace and defense segment of a U.S. total market composite index. There is no assurance that the Fund will achieve its investment objective.

     Principal Investment Strategies. The Fund uses a passive management strategy designed to track the total return performance of the S&P Aerospace & Defense Select Industry Index (the "Aerospace & Defense Index"). The Aerospace & Defense Index represents the aerospace and defense sub-industry portion of the S&P Total Market Index (the "S&P TMI"). The S&P TMI tracks all the U.S. common stocks listed on the NYSE, AMEX, NASDAQ National Market and NASDAQ Small Cap exchanges. As of September 30, 2007, the Aerospace & Defense Index was comprised of 21 stocks. The Aerospace & Defense Index is an equal weighted market cap index.

     Principal Risks. The Fund is subject to the risks identified as applicable to the Fund in PRINCIPAL RISKS OF THE FUNDS under "Overview of the Funds" above. Also see ADDITIONAL RISKS under "Additional Investment Strategies, Risks and Other Considerations." In addition, the Fund is subject to the following risks:

       INDEX TRACKING RISK: The Fund's return may not match the return of the Aerospace & Defense Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Aerospace & Defense Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Aerospace & Defense Index, or representative sample of the Aerospace & Defense Index. The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and pay expenses.

       AEROSPACE AND DEFENSE INDUSTRY RISK: The aerospace and defense industry can be significantly affected by government aerospace and defense regulation and spending policies because companies involved in this industry rely to a significant extent on U.S. (and other) government demand for their products and services. Thus, the financial condition of, and investor interest in, aerospace and defense companies are heavily influenced by governmental defense spending policies which are typically under pressure from efforts to control the U.S. (and other) government budgets.

       TECHNOLOGY RISK: The Fund is subject to the risk that market or economic factors impacting technology companies and companies that rely heavily on technology advances could have a major effect on the value of the Fund's investments. The value of stocks of technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, government regulation and competition. Technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market.

       Also, many of the products and services offered by this sector's companies are subject to the risk of rapid obsolescence. Other risks include those related to regulatory changes such as the possible adverse effects on profits of recent increased competition among telecommunications companies and the uncertainties resulting from such companies' diversification into new domestic and international businesses, as well as agreements by any such companies linking future rate increases to inflation or other factors not directly related to the actual operating profits of the enterprise.

       CONCENTRATION RISK: The Fund's assets may be concentrated in an industry or group of industries to the extent that the Aerospace & Defense Index concentrates in a particular industry or group of industries. By concentrating its assets in a single industry or group of industries, the Fund is subject to the risk that economic, political or other conditions that have a negative effect on that industry or group of industries will negatively impact the Fund to a greater extent than if the Fund's assets were invested in a wider variety of industries.

       LARGE CAP RISK: Returns on investments in stocks of large U.S. companies could trail the returns on investments in stocks of smaller and mid-sized companies.

       MID CAP RISK: Mid-sized companies may be more volatile and more likely than large-capitalization companies to have relatively limited product lines, markets or financial resources, or depend on a few key employees. Returns on investments in mid-size companies could trail the returns on investments in stocks of larger or smaller companies.

       SMALL CAP RISK: Small-sized companies may be more volatile and more likely than large- and mid-capitalization companies to have relatively limited product lines, markets or financial resources, or depend on a few key employees. Returns on investments in stocks of small U.S. companies could trail the returns on investments in stocks of larger companies.

       MICRO CAP RISK: Micro cap companies may be newly formed or in the early stages of development with limited product lines, markets or financial resources. Therefore, micro cap companies may be less financially secure than large-, mid- and small-capitalization companies and may be more vulnerable to key personnel losses due to reliance on smaller number of management personnel. In addition, there may be less public information available about these companies. Micro cap stock prices may be more volatile than large-, mid- and small-capitalization companies and such stocks may be more thinly traded and thus difficult for the Fund to buy and sell in the market.

                              SPDR S&P BIOTECH ETF
                                  (SYMBOL: XBI)

     Investment Objective. The Fund's investment objective is to replicate as closely as possible, before expenses, the performance of an index derived from the biotechnology segment of a U.S. total market composite index. There is no assurance that the Fund will achieve its investment objective.

     Principal Investment Strategies. The Fund uses a passive management strategy designed to track the total return performance of the S&P Biotechnology Select Industry Index (the "Biotech Index"). The Biotech Index represents the biotechnology sub-industry portion of the S&P TMI. The S&P TMI tracks all the U.S. common stocks listed on the NYSE, AMEX, NASDAQ National Market and NASDAQ Small Cap exchanges. As of September 30, 2007, the Biotech Index was comprised of 31 stocks. The Biotech Index is an equal weighted market cap index.

     Principal Risks. The Fund is subject to the risks identified as applicable to the Fund in PRINCIPAL RISKS OF THE FUNDS under "Overview of the Funds" above. Also see ADDITIONAL RISKS under "Additional Investment Strategies, Risks and Other Considerations." In addition, the Fund is subject to the following risks:

       INDEX TRACKING RISK: The Fund's return may not match the return of the Biotech Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Biotech Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Biotech Index, or representative sample of the Biotech Index. The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and pay expenses.

       BIOTECHNOLOGY INDUSTRY RISK: Companies within the biotech industry invest heavily in research and development which may not necessarily lead to commercially successful products. This industry is also subject to increased governmental regulation which may delay or inhibit the release of new products. Many biotech companies are dependent upon their ability to use and enforce intellectually property rights and patents. Any impairment of such rights may have adverse financial consequences. Biotech stocks, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Biotech companies can be significantly affected by technological change and obsolescence, product liability lawsuits and consequential high insurance costs.

       CONCENTRATION RISK: The Fund's assets may be concentrated in an industry or group of industries to the extent that the Biotech Index concentrates in a particular industry or group of industries. By concentrating its assets in a single industry or group of industries, the Fund is subject to the risk that economic, political or other conditions that have a negative effect on that industry or group of industries will negatively impact the Fund to a greater extent than if the Fund's assets were invested in a wider variety of industries.

       LARGE CAP RISK: Returns on investments in stocks of large U.S. companies could trail the returns on investments in stocks of smaller and mid-sized companies.

       MID CAP RISK: Mid-sized companies may be more volatile and more likely than large-capitalization companies to have relatively limited product lines, markets or financial resources, or depend on a few key employees. Returns on investments in mid-size companies could trail the returns on investments in stocks of larger or smaller companies.

       SMALL CAP RISK: Small-sized companies may be more volatile and more likely than large- and mid-capitalization companies to have relatively limited product lines, markets or financial resources, or depend on a few key employees. Returns on investments in stocks of small U.S. companies could trail the returns on investments in stocks of larger companies.

       MICRO CAP RISK: Micro cap companies may be newly formed or in the early stages of development with limited product lines, markets or financial resources. Therefore, micro cap companies may be less financially secure than large-, mid- and small-capitalization companies and may be more vulnerable to key personnel losses due to reliance on smaller number of management personnel. In addition, there may be less public information available about these companies. Micro cap stock prices may be more volatile than large-, mid- and small-capitalization companies and such stocks may be more thinly traded and thus difficult for the Fund to buy and sell in the market.

                      SPDR S&P BUILDING & CONSTRUCTION ETF
                                  (SYMBOL: XBC)

     Investment Objective. The Fund's investment objective is to replicate as closely as possible, before expenses, the performance of an index derived from the building and construction segment of a U.S. total market composite index. There is no assurance that the Fund will achieve its investment objective.

     Principal Investment Strategies. The Fund uses a passive management strategy designed to track the total return performance of the S&P Building & Construction Select Industry Index (the "Building & Construction Index"). The Building & Construction Index represents the building and construction sub-industry portion of the S&P TMI. The S&P TMI tracks all the U.S. common stocks listed on the NYSE, AMEX, NASDAQ National Market and NASDAQ Small Cap exchanges. As of September 30, 2007, the Building & Construction Index was comprised of 35 stocks. The Building & Construction Index is an equal weighted market cap index.

     Principal Risks. The Fund is subject to the risks identified as applicable to the Fund in PRINCIPAL RISKS OF THE FUNDS under "Overview of the Funds" above. Also see ADDITIONAL RISKS under "Additional Investment Strategies, Risks and Other Considerations." In addition, the Fund is subject to the following risks:

       INDEX TRACKING RISK: The Fund's return may not match the return of the Building & Construction Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Building & Construction Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Building & Construction Index, or representative sample of the Building & Construction Index. The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and pay expenses.

       BUILDING AND CONSTRUCTION INDUSTRY RISK: Companies within the Building & Construction Index can be significantly affected by the national, regional and local residential and commercial real estate markets. This industry is also sensitive to interest rate fluctuations which can cause changes in the availability of mortgage capital and directly affect the purchasing power of potential homebuyers. The building industry can be significantly affected by changes in government spending, zoning laws, taxation, consumer confidence, real estate values, demographic patterns, building inventories, and the level of new and existing home sales. Natural disasters and environmental issues can also affect the building industry.

       CONCENTRATION RISK: The Fund's assets may be concentrated in an industry or group of industries to the extent that the Building & Construction Index concentrates in a particular industry or group of industries. By concentrating its assets in a single industry or group of industries, the Fund is subject to the risk that economic, political or other conditions that have a negative effect on that industry or group of industries will negatively impact the Fund to a greater extent than if the Fund's assets were invested in a wider variety of industries.

       LARGE CAP RISK: Returns on investments in stocks of large U.S. companies could trail the returns on investments in stocks of smaller and mid-sized companies.

       MID CAP RISK: Mid-sized companies may be more volatile and more likely than large-capitalization companies to have relatively limited product lines, markets or financial resources, or depend on a few key employees. Returns on investments in mid-size companies could trail the returns on investments in stocks of larger or smaller companies.

       SMALL CAP RISK: Small-sized companies may be more volatile and more likely than large- and mid-capitalization companies to have relatively limited product lines, markets or financial resources, or depend on a few key employees. Returns on investments in stocks of small U.S. companies could trail the returns on investments in stocks of larger companies.

       MICRO CAP RISK: Micro cap companies may be newly formed or in the early stages of development with limited product lines, markets or financial resources. Therefore, micro cap companies may be less financially secure than large-, mid- and small-capitalization companies and may be more vulnerable to key personnel losses due to reliance on smaller number of management personnel. In addition, there may be less public information available about these companies. Micro cap stock prices may be more volatile than large-, mid- and small-capitalization companies and such stocks may be more thinly traded and thus difficult for the Fund to buy and sell in the market.

                         SPDR S&P COMPUTER HARDWARE ETF
                                  (SYMBOL: XHW)

     Investment Objective. The Fund's investment objective is to replicate as closely as possible, before expenses, the performance of an index derived from the computer hardware segment of a U.S. total market composite index. There is no assurance that the Fund will achieve its investment objective.

     Principal Investment Strategies. The Fund uses a passive management strategy designed to track the total return performance of the S&P Computer Hardware Select Industry Index (the "Computer Hardware Index"). The Computer Hardware Index represents the computer hardware sub-industry portion of the S&P TMI. The S&P TMI tracks all the U.S. common stocks listed on the NYSE, AMEX, NASDAQ National Market and NASDAQ Small Cap exchanges. As of September 30, 2007, the Computer Hardware Index was comprised of 21 stocks. The Computer Hardware Index is an equal weighted market cap index.

     Principal Risks. The Fund is subject to the risks identified as applicable to the Fund in PRINCIPAL RISKS OF THE FUNDS under "Overview of the Funds" above. Also see ADDITIONAL RISKS under "Additional Investment Strategies, Risks and Other Considerations." In addition, the Fund is subject to the following risks:

       INDEX TRACKING RISK: The Fund's return may not match the return of the Computer Hardware Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Computer Hardware Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Computer Hardware Index, or representative sample of the Computer Hardware Index. The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and pay expenses.

       COMPUTER INDUSTRY RISK: The Fund will concentrate in segments of the computer industry. The computer industry can be significantly affected by competitive pressures, aggressive pricing, technological developments, changing domestic demand, the ability to attract and retain skilled employees and availability and price of components. The market for products produced by computer companies is characterized by rapidly changing technology, rapid product obsolescence, cyclical market patterns, evolving industry standards and frequent new product introductions. The success of industry participants depends in substantial part on the timely and successful introduction of new products. An unexpected change in one or more of the technologies affecting an issuer's products or in the market for products based on a particular technology could have a material adverse effect on a participant's operating results.

       Many computer companies rely on a combination of patents, copyrights, trademarks and trade secret laws to establish and protect their proprietary rights in their products and technologies. There can be no assurance that the steps taken by computer companies to protect their proprietary rights will be adequate to prevent misappropriation of their technology or that competitors will not independently develop technologies that are substantially equivalent or superior to such companies' technology.

       TECHNOLOGY RISK: The Fund is subject to the risk that market or economic factors impacting technology companies and companies that rely heavily on technology advances could have a major effect on the value of the Fund's investments. The value of stocks of technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, government regulation and competition. Technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market.

       Also, many of the products and services offered by this sector's companies are subject to the risk of rapid obsolescence. Other risks include those related to regulatory changes such as the possible adverse effects on profits of recent increased competition among telecommunications companies and the uncertainties resulting from such companies' diversification into new domestic and international businesses, as well as agreements by any such companies linking future rate increases to inflation or other factors not directly related to the actual operating profits of the enterprise.

       CONCENTRATION RISK: The Fund's assets may be concentrated in an industry or group of industries to the extent that the Computer Hardware Index concentrates in a particular industry or group of industries. By concentrating its assets in a single industry or group of industries, the Fund is subject to the risk that economic, political or other conditions that have a negative effect on that industry or group of industries will negatively impact the Fund to a greater extent than if the Fund's assets were invested in a wider variety of industries.

       LARGE CAP RISK: Returns on investments in stocks of large U.S. companies could trail the returns on investments in stocks of smaller and mid-sized companies.

       MID CAP RISK: Mid-sized companies may be more volatile and more likely than large-capitalization companies to have relatively limited product lines, markets or financial resources, or depend on a few key employees. Returns on investments in mid-size companies could trail the returns on investments in stocks of larger or smaller companies.

       SMALL CAP RISK: Small-sized companies may be more volatile and more likely than large- and mid-capitalization companies to have relatively limited product lines, markets or financial resources, or depend on a few key employees. Returns on investments in stocks of small U.S. companies could trail the returns on investments in stocks of larger companies.

       MICRO CAP RISK: Micro cap companies may be newly formed or in the early stages of development with limited product lines, markets or financial resources. Therefore, micro cap companies may be less financially secure than large-, mid- and small-capitalization companies and may be more vulnerable to key personnel losses due to reliance on smaller number of management personnel. In addition, there may be less public information available about these companies. Micro cap stock prices may be more volatile than large-, mid- and small-capitalization companies and such stocks may be more thinly traded and thus difficult for the Fund to buy and sell in the market.

                         SPDR S&P COMPUTER SOFTWARE ETF
                                  (SYMBOL: STW)

     Investment Objective. The Fund's investment objective is to replicate as closely as possible, before expenses, the performance of an index derived from the computer software segment of a U.S. total market composite index. There is no assurance that the Fund will achieve its investment objective.

     Principal Investment Strategies. The Fund uses a passive management strategy designed to track the total return performance of the S&P Computer Software Select Industry Index (the "Computer Software Index"). The Computer Software Index represents the computer software sub-industry portion of the S&P TMI. The S&P TMI tracks all the U.S. common stocks listed on the NYSE, AMEX, NASDAQ National Market and NASDAQ Small Cap exchanges. As of September 30, 2007, the Computer Software Index was comprised of 36 stocks. The Computer Software Index is an equal weighted market cap index.

     Principal Risks. The Fund is subject to the risks identified as applicable to the Fund in PRINCIPAL RISKS OF THE FUNDS under "Overview of the Funds" above. Also see ADDITIONAL RISKS under "Additional Investment Strategies, Risks and Other Considerations." In addition, the Fund is subject to the following risks:

       INDEX TRACKING RISK: The Fund's return may not match the return of the Computer Software Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Computer Software Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Computer Software Index, or representative sample of the Computer Software Index. The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and pay expenses.

       COMPUTER INDUSTRY RISK: The Fund will concentrate in segments of the computer industry. The computer industry can be significantly affected by competitive pressures, aggressive pricing, technological developments, changing domestic demand, the ability to attract and retain skilled employees and availability and price of components. The market for products produced by computer companies is characterized by rapidly changing technology, rapid product obsolescence, cyclical market patterns, evolving industry standards and frequent new product introductions. The success of industry participants depends in substantial part on the timely and successful introduction of new products. An unexpected change in one or more of the technologies affecting an issuer's products or in the market for products based on a particular technology could have a material adverse effect on a participant's operating results.

       Many computer companies rely on a combination of patents, copyrights, trademarks and trade secret laws to establish and protect their proprietary rights in their products and technologies. There can be no assurance that the steps taken by computer companies to protect their proprietary rights will be adequate to prevent misappropriation of their technology or that competitors will not independently develop technologies that are substantially equivalent or superior to such companies' technology.

       TECHNOLOGY RISK: The Fund is subject to the risk that market or economic factors impacting technology companies and companies that rely heavily on technology advances could have a major effect on the value of the Fund's investments. The value of stocks of technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, government regulation and competition. Technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market.

       Also, many of the products and services offered by this sector's companies are subject to the risk of rapid obsolescence. Other risks include those related to regulatory changes such as the possible adverse effects on profits of recent increased competition among telecommunications companies and the uncertainties resulting from such companies' diversification into new domestic and international businesses, as well as agreements by any such companies linking future rate increases to inflation or other factors not directly related to the actual operating profits of the enterprise.

       CONCENTRATION RISK: The Fund's assets may be concentrated in an industry or group of industries to the extent that the Computer Software Index concentrates in a particular industry or group of industries. By concentrating its assets in a single industry or group of industries, the Fund is subject to the risk that economic, political or other conditions that have a negative effect on that industry or group of industries will negatively impact the Fund to a greater extent than if the Fund's assets were invested in a wider variety of industries.

       LARGE CAP RISK: Returns on investments in stocks of large U.S. companies could trail the returns on investments in stocks of smaller and mid-sized companies.

       MID CAP RISK: Mid-sized companies may be more volatile and more likely than large-capitalization companies to have relatively limited product lines, markets or financial resources, or depend on a few key employees. Returns on investments in mid-size companies could trail the returns on investments in stocks of larger or smaller companies.

       SMALL CAP RISK: Small-sized companies may be more volatile and more likely than large- and mid-capitalization companies to have relatively limited product lines, markets or financial resources, or depend on a few key employees. Returns on investments in stocks of small U.S. companies could trail the returns on investments in stocks of larger companies.

       MICRO CAP RISK: Micro cap companies may be newly formed or in the early stages of development with limited product lines, markets or financial resources. Therefore, micro cap companies may be less financially secure than large-, mid- and small-capitalization companies and may be more vulnerable to key personnel losses due to reliance on smaller number of management personnel. In addition, there may be less public information available about these companies. Micro cap stock prices may be more volatile than large-, mid- and small-capitalization companies and such stocks may be more thinly traded and thus difficult for the Fund to buy and sell in the market.

                       SPDR S&P HEALTH CARE EQUIPMENT ETF
                                  (SYMBOL: XHE)

     Investment Objective. The Fund's investment objective is to replicate as closely as possible, before expenses, the performance of an index derived from the health care equipment and supplies segment of a U.S. total market composite index. There is no assurance that the Fund will achieve its investment objective.

     Principal Investment Strategies. The Fund uses a passive management strategy designed to track the total return performance of the S&P Health Care Equipment Select Industry Index (the "Health Care Equipment Index"). The Health Care Equipment Index represents the health care equipment and supplies sub-industry portion of the S&P TMI. The S&P TMI tracks all the U.S. common stocks listed on the NYSE, AMEX, NASDAQ National Market and NASDAQ Small Cap exchanges. As of September 30, 2007, the Health Care Equipment Index was comprised of 41 stocks. The Health Care Equipment Index is an equal weighted market cap index.

     Principal Risks. The Fund is subject to the risks identified as applicable to the Fund in PRINCIPAL RISKS OF THE FUNDS under "Overview of the Funds" above. Also see ADDITIONAL RISKS under "Additional Investment Strategies, Risks and Other Considerations." In addition, the Fund is subject to the following risks:

       INDEX TRACKING RISK: The Fund's return may not match the return of the Health Care Equipment Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Health Care Equipment Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Health Care Equipment Index, or representative sample of the Health Care Equipment Index. The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and pay expenses.

       HEALTH CARE INDUSTRY RISK: Companies in the health care industry are affected by rising costs of medical products, devices and services and the increased emphasis on the delivery of health care through outpatient services. The health care industry is highly competitive and can be significantly affected by government reimbursement for medical expenses. The equipment may be subject to extensive litigation based on malpractice claims, product liability claims or other litigation. Medical equipment manufacturers are heavily dependent on patent protection and the expiration of patents may adversely affect their profitability. Many new health care products are subject to the approval of the U.S. Food and Drug Administration ("FDA"). The process of obtaining FDA approval is often long and expensive.

       CONCENTRATION RISK: The Fund's assets may be concentrated in an industry or group of industries to the extent that the Health Care Equipment Index concentrates in a particular industry or group of industries. By concentrating its assets in a single industry or group of industries, the Fund is subject to the risk that economic, political or other conditions that have a negative effect on that industry or group of industries will negatively impact the Fund to a greater extent than if the Fund's assets were invested in a wider variety of industries.

       LARGE CAP RISK: Returns on investments in stocks of large U.S. companies could trail the returns on investments in stocks of smaller and mid-sized companies.

       MID CAP RISK: Mid-sized companies may be more volatile and more likely than large-capitalization companies to have relatively limited product lines, markets or financial resources, or depend on a few key employees. Returns on investments in mid-size companies could trail the returns on investments in stocks of larger or smaller companies.

       SMALL CAP RISK: Small-sized companies may be more volatile and more likely than large- and mid-capitalization companies to have relatively limited product lines, markets or financial resources, or depend on a few key employees. Returns on investments in stocks of small U.S. companies could trail the returns on investments in stocks of larger companies.

       MICRO CAP RISK: Micro cap companies may be newly formed or in the early stages of development with limited product lines, markets or financial resources. Therefore, micro cap companies may be less financially secure than large-, mid- and small-capitalization companies and may be more vulnerable to key personnel losses due to reliance on smaller number of management personnel. In addition, there may be less public information available about these companies. Micro cap stock prices may be more volatile than large-, mid- and small-capitalization companies and such stocks may be more thinly traded and thus difficult for the Fund to buy and sell in the market.

                        SPDR S&P HEALTH CARE SERVICES ETF
                                  (SYMBOL: XHS)

     Investment Objective. The Fund's investment objective is to replicate as closely as possible, before expenses, the performance of an index derived from the health care providers and services segment of a U.S. total market composite index. There is no assurance that the Fund will achieve its investment objective.

     Principal Investment Strategies. The Fund uses a passive management strategy designed to track the total return performance of the S&P Health Care Services Select Industry Index (the "Health Care Services Index"). The Health Care Services Index represents the health care providers and services sub-industry portion of the S&P TMI. The S&P TMI tracks all the U.S. common stocks listed on the NYSE, AMEX, NASDAQ National Market and NASDAQ Small Cap exchanges. As of September 30, 2007, the Health Care Services Index was comprised of 41 stocks. The Health Care Services Index is an equal weighted market cap index.

     Principal Risks. The Fund is subject to the risks identified as applicable to the Fund in PRINCIPAL RISKS OF THE FUNDS under "Overview of the Funds" above. Also see ADDITIONAL RISKS under "Additional Investment Strategies, Risks and Other Considerations." In addition, the Fund is subject to the following risks:

       INDEX TRACKING RISK: The Fund's return may not match the return of the Health Care Services Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Health Care Services Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Health Care Services Index, or representative sample of the Health Care Services Index. The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and pay expenses.

       HEALTH CARE INDUSTRY RISK: Companies in the health care industry are affected by rising costs of medical products, devices and services and the increased emphasis on the delivery of health care through outpatient services. The health care industry is highly competitive and can be significantly affected by government reimbursement for medical expenses. The equipment may be subject to extensive litigation based on malpractice claims, product liability claims or other litigation. Medical equipment manufacturers are heavily dependent on patent protection and the expiration of patents may adversely affect their profitability. Many new health care products are subject to the approval of the FDA. The process of obtaining FDA approval is often long and expensive.

       CONCENTRATION RISK: The Fund's assets may be concentrated in an industry or group of industries to the extent that the Health Care Services Index concentrates in a particular industry or group of industries. By concentrating its assets in a single industry or group of industries, the Fund is subject to the risk that economic, political or other conditions that have a negative effect on that industry or group of industries will negatively impact the Fund to a greater extent than if the Fund's assets were invested in a wider variety of industries.

       LARGE CAP RISK: Returns on investments in stocks of large U.S. companies could trail the returns on investments in stocks of smaller and mid-sized companies.

       MID CAP RISK: Mid-sized companies may be more volatile and more likely than large-capitalization companies to have relatively limited product lines, markets or financial resources, or depend on a few key employees. Returns on investments in mid-size companies could trail the returns on investments in stocks of larger or smaller companies.

       SMALL CAP RISK: Small-sized companies may be more volatile and more likely than large- and mid-capitalization companies to have relatively limited product lines, markets or financial resources, or depend on a few key employees. Returns on investments in stocks of small U.S. companies could trail the returns on investments in stocks of larger companies.

       MICRO CAP RISK: Micro cap companies may be newly formed or in the early stages of development with limited product lines, markets or financial resources. Therefore, micro cap companies may be less financially secure than large-, mid- and small-capitalization companies and may be more vulnerable to key personnel losses due to reliance on smaller number of management personnel. In addition, there may be less public information available about these companies. Micro cap stock prices may be more volatile than large-, mid- and small-capitalization companies and such stocks may be more thinly traded and thus difficult for the Fund to buy and sell in the market.

                            SPDR S&P HOMEBUILDERS ETF
                                  (SYMBOL: XHB)

     Investment Objective. The Fund's investment objective is to replicate as closely as possible, before expenses, the performance of an index derived from the homebuilding segment of a U.S. total market composite index. There is no assurance that the Fund will achieve its investment objective.

     Principal Investment Strategies. The Fund uses a passive management strategy designed to track the total return performance of the S&P Homebuilders Select Industry Index (the "Homebuilders Index"). The Homebuilders Index represents the homebuilding sub-industry portion of the S&P TMI. The S&P TMI tracks all the U.S. common stocks listed on the NYSE, AMEX, NASDAQ National Market and NASDAQ Small Cap exchanges. As of September 30, 2007, the Homebuilders Index was comprised of 21 stocks. The Homebuilders Index is an equal weighted market cap index.

     Principal Risks. The Fund is subject to the risks identified as applicable to the Fund in PRINCIPAL RISKS OF THE FUNDS under "Overview of the Funds" above. Also see ADDITIONAL RISKS under "Additional Investment Strategies, Risks and Other Considerations." In addition, the Fund is subject to the following risks:

       INDEX TRACKING RISK: The Fund's return may not match the return of the Homebuilders Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Homebuilders Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Homebuilders Index, or representative sample of the Homebuilders Index. The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and pay expenses.

       HOMEBUILDING INDUSTRY RISK: Companies within the Homebuilders Index can be significantly affected by the national, regional and local real estate markets. This industry is also sensitive to interest rate fluctuations which can cause changes in the availability of mortgage capital and directly affect the purchasing power of potential homebuyers. The building industry can be significantly affected by changes in government spending, consumer confidence, demographic patterns and the level of new and existing home sales.

       CONCENTRATION RISK: The Fund's assets may be concentrated in an industry or group of industries to the extent that the Homebuilders Index concentrates in a particular industry or group of industries. By concentrating its assets in a single industry or group of industries, the Fund is subject to the risk that economic, political or other conditions that have a negative effect on that industry or group of industries will negatively impact the Fund to a greater extent than if the Fund's assets were invested in a wider variety of industries.

       LARGE CAP RISK: Returns on investments in stocks of large U.S. companies could trail the returns on investments in stocks of smaller and mid-sized companies.

       MID CAP RISK: Mid-sized companies may be more volatile and more likely than large-capitalization companies to have relatively limited product lines, markets or financial resources, or depend on a few key employees. Returns on investments in mid-size companies could trail the returns on investments in stocks of larger or smaller companies.

       SMALL CAP RISK: Small-sized companies may be more volatile and more likely than large- and mid-capitalization companies to have relatively limited product lines, markets or financial resources, or depend on a few key employees. Returns on investments in stocks of small U.S. companies could trail the returns on investments in stocks of larger companies.

       MICRO CAP RISK: Micro cap companies may be newly formed or in the early stages of development with limited product lines, markets or financial resources. Therefore, micro cap companies may be less financially secure than large-, mid- and small-capitalization companies and may be more vulnerable to key personnel losses due to reliance on smaller number of management personnel. In addition, there may be less public information available about these companies. Micro cap stock prices may be more volatile than large-, mid- and small-capitalization companies and such stocks may be more thinly traded and thus difficult for the Fund to buy and sell in the market.

                            SPDR S&P LEISURETIME ETF
                                  (SYMBOL: XLZ)

     Investment Objective. The Fund's investment objective is to replicate as closely as possible, before expenses, the performance of an index derived from the leisure industry segment of a U.S. total market composite index. There is no assurance that the Fund will achieve its investment objective.

     Principal Investment Strategies. The Fund uses a passive management strategy designed to track the total return performance of the S&P LeisureTime Select Industry Index (the "LeisureTime Index"). The LeisureTime Index represents the leisure sub-industry portion of the S&P TMI. The S&P TMI tracks all the U.S. common stocks listed on the NYSE, AMEX, NASDAQ National Market and NASDAQ Small Cap exchanges. As of September 30, 2007, the LeisureTime Index was comprised of 39 stocks. The LeisureTime Index is an equal weighted market cap index.

     Principal Risks. The Fund is subject to the risks identified as applicable to the Fund in PRINCIPAL RISKS OF THE FUNDS under "Overview of the Funds" above. Also see ADDITIONAL RISKS under "Additional Investment Strategies, Risks and Other Considerations." In addition, the Fund is subject to the following risks:

       INDEX TRACKING RISK: The Fund's return may not match the return of the LeisureTime Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the LeisureTime Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the LeisureTime Index, or representative sample of the LeisureTime Index. The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and pay expenses.

       LEISURE INDUSTRY RISK: The leisure industry can be significantly affected by the performance of the overall economy, changing consumer tastes, intense competition, technological developments, and government regulation.

       RETAIL INDUSTRY RISK:   Retail and related industries can be
       significantly affected by the performance of the domestic and international economy, consumer confidence and spending, intense competition, changes in demographics, and changing consumer tastes and preferences.

       CONCENTRATION RISK: The Fund's assets may be concentrated in an industry or group of industries to the extent that the LeisureTime Index concentrates in a particular industry or group of industries. By concentrating its assets in a single industry or group of industries, the Fund is subject to the risk that economic, political or other conditions that have a negative effect on that industry or group of industries will negatively impact the Fund to a greater extent than if the Fund's assets were invested in a wider variety of industries.

       LARGE CAP RISK: Returns on investments in stocks of large U.S. companies could trail the returns on investments in stocks of smaller and mid-sized companies.

       MID CAP RISK: Mid-sized companies may be more volatile and more likely than large-capitalization companies to have relatively limited product lines, markets or financial resources, or depend on a few key employees. Returns on investments in mid-size companies could trail the returns on investments in stocks of larger or smaller companies.

       SMALL CAP RISK: Small-sized companies may be more volatile and more likely than large- and mid-capitalization companies to have relatively limited product lines, markets or financial resources, or depend on a few key employees. Returns on investments in stocks of small U.S. companies could trail the returns on investments in stocks of larger companies.

       MICRO CAP RISK: Micro cap companies may be newly formed or in the early stages of development with limited product lines, markets or financial resources. Therefore, micro cap companies may be less financially secure than large-, mid- and small-capitalization companies and may be more vulnerable to key personnel losses due to reliance on smaller number of management personnel. In addition, there may be less public information available about these companies. Micro cap stock prices may be more volatile than large-, mid- and small-capitalization companies and such stocks may be more thinly traded and thus difficult for the Fund to buy and sell in the market.

                          SPDR S&P METALS & MINING ETF
                                  (SYMBOL: XME)

     Investment Objective. The Fund's investment objective is to replicate as closely as possible, before expenses, the performance of an index derived from the metals and mining segment of a U.S. total market composite index. There is no assurance that the Fund will achieve its investment objective.

     Principal Investment Strategies. The Fund uses a passive management strategy designed to track the total return performance of the S&P Metals & Mining Select Industry Index (the "Metals & Mining Index"). The Metals & Mining Index represents the metals and mining sub-industry portion of the S&P TMI. The S&P TMI tracks all the U.S. common stocks listed on the NYSE, AMEX, NASDAQ National Market and NASDAQ Small Cap exchanges. As of September 30, 2007, the Metals & Mining Index was comprised of 25 stocks. The Metals & Mining Index is an equal weighted market cap index.

     Principal Risks. The Fund is subject to the risks identified as applicable to the Fund in PRINCIPAL RISKS OF THE FUNDS under "Overview of the Funds" above. Also see ADDITIONAL RISKS under "Additional Investment Strategies, Risks and Other Considerations." In addition, the Fund is subject to the following risks:

       INDEX TRACKING RISK: The Fund's return may not match the return of the Metals & Mining Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Metals & Mining Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Metals & Mining Index, or representative sample of the Metals & Mining Index. The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and pay expenses.

       METALS AND MINING INDUSTRY RISK: The metals and mining industry can be significantly affected by events relating to international political and economic developments, energy conservation, the success of exploration projects, commodity prices, and tax and other government regulations.

       CONCENTRATION RISK: The Fund's assets may be concentrated in an industry or group of industries to the extent that the Metals & Mining Index concentrates in a particular industry or group of industries. By concentrating its assets in a single industry or group of industries, the Fund is subject to the risk that economic, political or other conditions that have a negative effect on that industry or group of industries will negatively impact the Fund to a greater extent than if the Fund's assets were invested in a wider variety of industries.

       LARGE CAP RISK: Returns on investments in stocks of large U.S. companies could trail the returns on investments in stocks of smaller and mid-sized companies.

       MID CAP RISK: Mid-sized companies may be more volatile and more likely than large-capitalization companies to have relatively limited product lines, markets or financial resources, or depend on a few key employees. Returns on investments in mid-size companies could trail the returns on investments in stocks of larger or smaller companies.

       SMALL CAP RISK: Small-sized companies may be more volatile and more likely than large- and mid-capitalization companies to have relatively limited product lines, markets or financial resources, or depend on a few key employees. Returns on investments in stocks of small U.S. companies could trail the returns on investments in stocks of larger companies.

       MICRO CAP RISK: Micro cap companies may be newly formed or in the early stages of development with limited product lines, markets or financial resources. Therefore, micro cap companies may be less financially secure than large-, mid- and small-capitalization companies and may be more vulnerable to key personnel losses due to reliance on smaller number of management personnel. In addition, there may be less public information available about these companies. Micro cap stock prices may be more volatile than large-, mid- and small-capitalization companies and such stocks may be more thinly traded and thus difficult for the Fund to buy and sell in the market.

                   SPDR S&P OIL & GAS EQUIPMENT & SERVICES ETF
                                  (SYMBOL: XES)

     Investment Objective. The Fund's investment objective is to replicate as closely as possible, before expenses, the performance of an index derived from the oil and gas equipment and services segment of a U.S. total market composite index. There is no assurance that the Fund will achieve its investment objective.

     Principal Investment Strategies. The Fund uses a passive management strategy designed to track the total return performance of the S&P Oil & Gas Equipment & Services Select Industry Index (the "Oil & Gas Equipment Index"). The Oil & Gas Equipment Index represents the oil and gas equipment and services sub-industry portion of the S&P TMI. The S&P TMI tracks all the U.S. common stocks listed on the NYSE, AMEX, NASDAQ National Market and NASDAQ Small Cap exchanges. As of September 30, 2007, the Oil & Gas Equipment Index was comprised of 23 stocks. The Oil & Gas Equipment Index is an equal weighted market cap index.

     Principal Risks. The Fund is subject to the risks identified as applicable to the Fund in PRINCIPAL RISKS OF THE FUNDS under "Overview of the Funds" above. Also see ADDITIONAL RISKS under "Additional Investment Strategies, Risks and Other Considerations." In addition, the Fund is subject to the following risks:

       INDEX TRACKING RISK: The Fund's return may not match the return of the Oil & Gas Equipment Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Oil & Gas Equipment Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Oil & Gas Equipment Index, or representative sample of the Oil & Gas Equipment Index. The Fund may not be fully invested at times, either as a result of cash flows into the

       Fund or reserves of cash held by the Fund to meet redemptions and pay expenses.

       ENERGY RISK: Energy companies develop and produce crude oil and natural gas and provide drilling and other energy resources production and distribution related services. Stock prices for these types of companies are affected by supply and demand both for their specific product or service and for energy products in general. The price of oil and gas, exploration and production spending, government regulation, world events and economic conditions will likewise affect the performance of these companies. Correspondingly, securities of companies in the energy field are subject to swift price and supply fluctuations caused by events relating to international politics, energy conservation, the success of exploration projects, and tax and other governmental regulatory policies. Weak demand for the companies' products or services or for energy products and services in general, as well as negative developments in these other areas, would adversely impact the Fund's performance. Oil and gas exploration and production can be significantly affected by natural disasters as well as changes in exchange rates, interest rates, government regulation, world events and economic conditions. These companies may be at risk for environmental damage claims.

       CONCENTRATION RISK: The Fund's assets may be concentrated in an industry or group of industries to the extent that the Oil & Gas Equipment Index concentrates in a particular industry or group of industries. By concentrating its assets in a single industry or group of industries, the Fund is subject to the risk that economic, political or other conditions that have a negative effect on that industry or group of industries will negatively impact the Fund to a greater extent than if the Fund's assets were invested in a wider variety of industries.

       VALUE RISK: The Fund employs a "value" style of investing that emphasizes undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on "value" equity securities are less than returns on other styles of investing or the overall stock market. Different types of stocks tend to shift in and out of favor depending on market and economic conditions. Thus, the value of the Fund's investments will vary and at times may be lower or higher than that of other types of investments.

       LARGE CAP RISK: Returns on investments in stocks of large U.S. companies could trail the returns on investments in stocks of smaller and mid-sized companies.

       MID CAP RISK: Mid-sized companies may be more volatile and more likely than large-capitalization companies to have relatively limited product lines, markets or financial resources, or depend on a few key employees. Returns on investments in mid-size companies could trail the returns on investments in stocks of larger or smaller companies.

       SMALL CAP RISK: Small-sized companies may be more volatile and more likely than large- and mid-capitalization companies to have relatively limited product lines, markets or financial resources, or depend on a few key employees. Returns on investments in stocks of small U.S. companies could trail the returns on investments in stocks of larger companies.

       MICRO CAP RISK: Micro cap companies may be newly formed or in the early stages of development with limited product lines, markets or financial resources. Therefore, micro cap companies may be less financially secure than large-, mid- and small-capitalization companies and may be more vulnerable to key personnel losses due to reliance on smaller number of management personnel. In addition, there may be less public information available about these companies. Micro cap stock prices may be more volatile than large-, mid- and small-capitalization companies and such stocks may be more thinly traded and thus difficult for the Fund to buy and sell in the market.

                 SPDR S&P OIL & GAS EXPLORATION & PRODUCTION ETF
                                  (SYMBOL: XOP)

     Investment Objective. The Fund's investment objective is to replicate as closely as possible, before expenses, the performance of an index derived from the oil and gas exploration and production segment of a U.S. total market composite index. There is no assurance that the Fund will achieve its investment objective.

     Principal Investment Strategies. The Fund uses a passive management strategy designed to track the total return performance of the S&P Oil & Gas Exploration & Production Select Industry Index (the "Oil & Gas Exploration Index"). The Oil & Gas Exploration Index represents the oil and gas exploration and production sub-industry portion of the S&P TMI. The S&P TMI tracks all the U.S. common stocks listed on the NYSE, AMEX, NASDAQ National Market and NASDAQ Small Cap exchanges. As of September 30, 2007, the Oil & Gas Exploration Index was comprised of 37 stocks. The Oil & Gas Exploration Index is an equal weighted market cap index.

     Principal Risks. The Fund is subject to the risks identified as applicable to the Fund in PRINCIPAL RISKS OF THE FUNDS under "Overview of the Funds" above.

Also see ADDITIONAL RISKS under "Additional Investment Strategies, Risks and Other Considerations." In addition, the Fund is subject to the following risks:

       INDEX TRACKING RISK: The Fund's return may not match the return of the Oil & Gas Exploration Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Oil & Gas Exploration Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Oil & Gas Exploration Index, or representative sample of the Oil & Gas Exploration Index. The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and pay expenses.

       ENERGY RISK: Energy companies develop and produce crude oil and natural gas and provide drilling and other energy resources production and distribution related services. Stock prices for these types of companies are affected by supply and demand both for their specific product or service and for energy products in general. The price of oil and gas, exploration and production spending, government regulation, world events and economic conditions will likewise affect the performance of these companies. Correspondingly, securities of companies in the energy field are subject to swift price and supply fluctuations caused by events relating to international politics, energy conservation, the success of exploration projects, and tax and other governmental regulatory policies. Weak demand for the companies' products or services or for energy products and services in general, as well as negative developments in these other areas, would adversely impact the Fund's performance. Oil and gas exploration and production can be significantly affected by natural disasters as well as changes in exchange rates, interest rates, government regulation, world events and economic conditions. These companies may be at risk for environmental damage claims.

       CONCENTRATION RISK: The Fund's assets may be concentrated in an industry or group of industries to the extent that the Oil & Gas Exploration Index concentrates in a particular industry or group of industries. By concentrating its assets in a single industry or group of industries, the Fund is subject to the risk that economic, political or other conditions that have a negative effect on that industry or group of industries will negatively impact the Fund to a greater extent than if the Fund's assets were invested in a wider variety of industries.

       VALUE RISK: The Fund employs a "value" style of investing that emphasizes undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on "value" equity securities are less than returns on other styles of investing or the overall stock market. Different types of stocks tend to shift in and out of favor depending on market and economic conditions. Thus, the value of a Fund's investments will vary and at times may be lower or higher than that of other types of investments.

       LARGE CAP RISK: Returns on investments in stocks of large U.S. companies could trail the returns on investments in stocks of smaller and mid-sized companies.

       MID CAP RISK: Mid-sized companies may be more volatile and more likely than large-capitalization companies to have relatively limited product lines, markets or financial resources, or depend on a few key employees. Returns on investments in mid-size companies could trail the returns on investments in stocks of larger or smaller companies.

       SMALL CAP RISK: Small-sized companies may be more volatile and more likely than large- and mid-capitalization companies to have relatively limited product lines, markets or financial resources, or depend on a few key employees. Returns on investments in stocks of small U.S. companies could trail the returns on investments in stocks of larger companies.

       MICRO CAP RISK: Micro cap companies may be newly formed or in the early stages of development with limited product lines, markets or financial resources. Therefore, micro cap companies may be less financially secure than large-, mid- and small-capitalization companies and may be more vulnerable to key personnel losses due to reliance on smaller number of management personnel. In addition, there may be less public information available about these companies. Micro cap stock prices may be more volatile than large-, mid- and small-capitalization companies and such stocks may be more thinly traded and thus difficult for the Fund to buy and sell in the market.

                    SPDR S&P OUTSOURCING & IT CONSULTING ETF
                                  (SYMBOL: XOT)

     Investment Objective. The Fund's investment objective is to replicate as closely as possible, before expenses, the performance of an index derived from the outsourcing and information technology consulting segment of a U.S. total market composite index. There is no assurance that the Fund will achieve its investment objective.

     Principal Investment Strategies. The Fund uses a passive management strategy designed to track the total return performance of the S&P Outsourcing & IT Consulting Select Industry Index (the "Outsourcing & IT Consulting Index"). The Outsourcing & IT Consulting Index represents the outsourcing and information technology consulting sub-industry portion of the S&P TMI. The S&P TMI tracks all the U.S. common stocks listed on the NYSE, AMEX, NASDAQ National Market and NASDAQ Small Cap exchanges. As of September 30, 2007, the Outsourcing & IT Consulting Index was comprised of 33 stocks. The Outsourcing & IT Consulting Index is an equal weighted market cap index.

     Principal Risks. The Fund is subject to the risks identified as applicable to the Fund in PRINCIPAL RISKS OF THE FUNDS under "Overview of the Funds" above. Also see ADDITIONAL RISKS under "Additional Investment Strategies, Risks and Other Considerations." In addition, the Fund is subject to the following risks:

       INDEX TRACKING RISK: The Fund's return may not match the return of the Outsourcing & IT Consulting Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Outsourcing & IT Consulting Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Outsourcing & IT Consulting Index, or representative sample of the Outsourcing & IT Consulting Index. The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and pay expenses.

       OUTSOURCING AND CONSULTING INDUSTRY RISK The information technology consulting services and outsourcing industry can be significantly affected by competitive pressures, such as technological developments, fixed-rate pricing, and the ability to attract and retain skilled employees. The success of companies in this industry is subject to continued demand for business services.

       COMPUTER INDUSTRY RISK The Fund will concentrate in segments of the computer industry. The computer industry can be significantly affected by competitive pressures, aggressive pricing, technological developments, changing domestic demand, the ability to attract and retain skilled employees and availability and price of components. The market for products produced by computer companies is characterized by rapidly changing technology, rapid product obsolescence, cyclical market patterns, evolving industry standards and frequent new product introductions. The success of industry participants depends in substantial part on the timely and successful introduction of new products. An unexpected change in one or more of the technologies affecting an issuer's products or in the market for products based on a particular technology could have a material adverse effect on a participant's operating results.

       Many computer companies rely on a combination of patents, copyrights, trademarks and trade secret laws to establish and protect their proprietary rights in their products and technologies. There can be no assurance that the steps taken by computer companies to protect their proprietary rights will be adequate to prevent misappropriation of their technology or that competitors will not independently develop technologies that are substantially equivalent or superior to such companies' technology.

       TECHNOLOGY RISK The Fund is subject to the risk that market or economic factors impacting technology companies and companies that rely heavily on technology advances could have a major effect on the value of the Fund's investments. The value of stocks of technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, government regulation and competition. Technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market.

       Also, many of the products and services offered by this sector's companies are subject to the risk of rapid obsolescence. Other risks include those related to regulatory changes such as the possible adverse effects on profits of recent increased competition among telecommunications companies and the uncertainties resulting from such companies' diversification into new domestic and international businesses, as well as agreements by any such companies linking future rate increases to inflation or other factors not directly related to the actual operating profits of the enterprise.

       CONCENTRATION RISK: The Fund's assets may be concentrated in an industry or group of industries to the extent that the Outsourcing & IT Consulting Index concentrates in a particular industry or group of industries. By concentrating its assets in a single industry or group of industries, the Fund is subject to the risk that economic, political or other conditions that have a negative effect on that industry or group of industries will negatively impact the Fund to a greater extent than if the Fund's assets were invested in a wider variety of industries.

       LARGE CAP RISK: Returns on investments in stocks of large U.S. companies could trail the returns on investments in stocks of smaller and mid-sized companies.

       MID CAP RISK: Mid-sized companies may be more volatile and more likely than large-capitalization companies to have relatively limited product lines, markets or financial resources, or depend on a few key employees. Returns on investments in mid-size companies could trail the returns on investments in stocks of larger or smaller companies.

       SMALL CAP RISK: Small-sized companies may be more volatile and more likely than large- and mid-capitalization companies to have relatively limited product lines, markets or financial resources, or depend on a few key employees. Returns on investments in stocks of small U.S. companies could trail the returns on investments in stocks of larger companies.

       MICRO CAP RISK: Micro cap companies may be newly formed or in the early stages of development with limited product lines, markets or financial resources. Therefore, micro cap companies may be less financially secure than large-, mid- and small-capitalization companies and may be more vulnerable to key personnel losses due to reliance on smaller number of management personnel. In addition, there may be less public information available about these companies. Micro cap stock prices may be more volatile than large-, mid- and small-capitalization companies and such stocks may be more thinly traded and thus difficult for the Fund to buy and sell in the market.

                          SPDR S&P PHARMACEUTICALS ETF
                                  (SYMBOL: XPH)

     Investment Objective. The Fund's investment objective is to replicate as closely as possible, before expenses, the performance of an index derived from the pharmaceuticals segment of a U.S. total market composite index. There is no assurance that the Fund will achieve its investment objective.

     Principal Investment Strategies. The Fund uses a passive management strategy designed to track the total return performance of the S&P Pharmaceuticals Select Industry Index (the "Pharmaceuticals Index"). The Pharmaceuticals Index represents the pharmaceuticals sub-industry portion of the S&P TMI. The S&P TMI tracks all the U.S. common stocks listed on the NYSE, AMEX, NASDAQ National Market and NASDAQ Small Cap exchanges. As of September 30, 2007, the Pharmaceuticals Index was comprised of 21 stocks. The Pharmaceuticals Index is an equal weighted market cap index.

     Principal Risks. The Fund is subject to the risks identified as applicable to the Fund in PRINCIPAL RISKS OF THE FUNDS under "Overview of the Funds" above.

Also see ADDITIONAL RISKS under "Additional Investment Strategies, Risks and Other Considerations." In addition, the Fund is subject to the following risks:

       INDEX TRACKING RISK: The Fund's return may not match the return of the Pharmaceuticals Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Pharmaceuticals Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Pharmaceuticals Index, or representative sample of the Pharmaceuticals Index. The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and pay expenses.

       PHARMACEUTICALS INDUSTRY RISK Companies in the pharmaceutical industry are heavily dependent on patent protection. The expiration of patents may adversely affect the profitability of the companies. Pharmaceutical companies are also subject to extensive litigation based on product liability and other similar claims. Many new products are subject to approval of the FDA. The process of obtaining such approval can be long and costly and approved products are susceptible to obsolescence. Pharmaceutical companies are also subject to heavy competitive forces that may make it difficult to raise prices and, in fact, may result in price discounting.

       CONCENTRATION RISK: The Fund's assets may be concentrated in an industry or group of industries to the extent that the Pharmaceuticals Index concentrates in a particular industry or group of industries. By concentrating its assets in a single industry or group of industries, the Fund is subject to the risk that economic, political or other conditions that have a negative effect on that industry or group of industries will negatively impact the Fund to a greater extent than if the Fund's assets were invested in a wider variety of industries.

       LARGE CAP RISK: Returns on investments in stocks of large U.S. companies could trail the returns on investments in stocks of smaller and mid-sized companies.

       MID CAP RISK: Mid-sized companies may be more volatile and more likely than large-capitalization companies to have relatively limited product lines, markets or financial resources, or depend on a few key employees. Returns on investments in mid-size companies could trail the returns on investments in stocks of larger or smaller companies.

       SMALL CAP RISK: Small-sized companies may be more volatile and more likely than large- and mid-capitalization companies to have relatively limited product lines, markets or financial resources, or depend on a few key employees. Returns on investments in stocks of small U.S. companies could trail the returns on investments in stocks of larger companies.

       MICRO CAP RISK: Micro cap companies may be newly formed or in the early stages of development with limited product lines, markets or financial resources. Therefore, micro cap companies may be less financially secure than large-, mid- and small-capitalization companies and may be more vulnerable to key personnel losses due to reliance on smaller number of management personnel. In addition, there may be less public information available about these companies. Micro cap stock prices may be more volatile than large-, mid- and small-capitalization companies and such stocks may be more thinly traded and thus difficult for the Fund to buy and sell in the market.

                               SPDR S&P RETAIL ETF
                                  (SYMBOL: XRT)

     Investment Objective. The Fund's investment objective is to replicate as closely as possible, before expenses, the performance of an index derived from the retail segment of a U.S. total market composite index. There is no assurance that the Fund will achieve its investment objective.

     Principal Investment Strategies. The Fund uses a passive management strategy designed to track the total return performance of the S&P Retail Select Industry Index (the "Retail Index"). The Retail Index represents the retail sub-industry portion of the S&P TMI. The S&P TMI tracks all the U.S. common stocks listed on the NYSE, AMEX, NASDAQ National Market and NASDAQ Small Cap exchanges. As of September 30, 2007, the Retail Index was comprised of 60 stocks. The Retail Index is an equal weighted market cap index.

     Principal Risks. The Fund is subject to the risks identified as applicable to the Fund in PRINCIPAL RISKS OF THE FUNDS under "Overview of the Funds" above. Also see ADDITIONAL RISKS under "Additional Investment Strategies, Risks and Other Considerations." In addition, the Fund is subject to the following risks:

       INDEX TRACKING RISK: The Fund's return may not match the return of the Retail Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Retail Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Retail Index, or representative sample of the Retail Index. The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and pay expenses.

       RETAIL INDUSTRY RISK:   Retail and related industries can be
       significantly affected by the performance of the domestic and international economy, consumer confidence and spending, intense competition, changes in demographics, and changing consumer tastes and preferences.

       CONCENTRATION RISK: The Fund's assets may be concentrated in an industry or group of industries to the extent that the Retail Index concentrates in a particular industry or group of industries. By concentrating its assets in a single industry or group of industries, the Fund is subject to the risk that economic, political or other conditions that have a negative effect on that industry or group of industries will negatively impact the Fund to a greater extent than if the Fund's assets were invested in a wider variety of industries.

       LARGE CAP RISK: Returns on investments in stocks of large U.S. companies could trail the returns on investments in stocks of smaller and mid-sized companies.

       MID CAP RISK: Mid-sized companies may be more volatile and more likely than large-capitalization companies to have relatively limited product lines, markets or financial resources, or depend on a few key employees. Returns on investments in mid-size companies could trail the returns on investments in stocks of larger or smaller companies.

       SMALL CAP RISK: Small-sized companies may be more volatile and more likely than large- and mid-capitalization companies to have relatively limited product lines, markets or financial resources, or depend on a few key employees. Returns on investments in stocks of small U.S. companies could trail the returns on investments in stocks of larger companies.

       MICRO CAP RISK: Micro cap companies may be newly formed or in the early stages of development with limited product lines, markets or financial resources. Therefore, micro cap companies may be less financially secure than large-, mid- and small-capitalization companies and may be more vulnerable to key personnel losses due to reliance on smaller number of management personnel. In addition, there may be less public information available about these companies. Micro cap stock prices may be more volatile than large-, mid- and small-capitalization companies and such stocks may be more thinly traded and thus difficult for the Fund to buy and sell in the market.

                           SPDR S&P SEMICONDUCTOR ETF
                                  (SYMBOL: XSD)

     Investment Objective. The Fund's investment objective is to replicate as closely as possible, before expenses, the performance of an index derived from the semiconductor segment of a U.S. total market composite index. There is no assurance that the Fund will achieve its investment objective.

     Principal Investment Strategies. The Fund uses a passive management strategy designed to track the total return performance of the S&P Semiconductor Select Industry Index (the "Semiconductor Index"). The Semiconductor Index represents the Semiconductor sub-industry portion of the S&P TMI. The S&P TMI tracks all the U.S. common stocks listed on the NYSE, AMEX, NASDAQ National Market and NASDAQ Small Cap exchanges. As of September 30, 2007, the Semiconductor Index was comprised of 20 stocks. The Semiconductor Index is an equal weighted market cap index.

     Principal Risks. The Fund is subject to the risks identified as applicable to the Fund in PRINCIPAL RISKS OF THE FUNDS under "Overview of the Funds" above. Also see ADDITIONAL RISKS under "Additional Investment Strategies, Risks and Other Considerations." In addition, the Fund is subject to the following risks:

       INDEX TRACKING RISK: The Fund's return may not match the return of the Semiconductor Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Semiconductor Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Semiconductor Index, or representative sample of the Semiconductor Index. The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and pay expenses.

       TECHNOLOGY RISK: The Fund is subject to the risk that market or economic factors impacting technology companies and companies that rely heavily on technology advances could have a major effect on the value of the Fund's investments. The value of stocks of technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, government regulation and competition. Technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market.

       Also, many of the products and services offered by this sector's companies are subject to the risk of rapid obsolescence. Other risks include those related to regulatory changes such as the possible adverse effects on profits of recent increased competition among telecommunications companies and the uncertainties resulting from such companies' diversification into new domestic and international businesses, as well as agreements by any such companies linking future rate increases to inflation or other factors not directly related to the actual operating profits of the enterprise.

       CONCENTRATION RISK: The Fund's assets may be concentrated in an industry or group of industries to the extent that the Semiconductor Index concentrates in a particular industry or group of industries. By concentrating its assets in a single industry or group of industries, the Fund is subject to the risk that economic, political or other conditions that have a negative effect on that industry or group of industries will negatively impact the Fund to a greater extent than if the Fund's assets were invested in a wider variety of industries.

       LARGE CAP RISK: Returns on investments in stocks of large U.S. companies could trail the returns on investments in stocks of smaller and mid-sized companies.

       MID CAP RISK: Mid-sized companies may be more volatile and more likely than large-capitalization companies to have relatively limited product lines, markets or financial resources, or depend on a few key employees. Returns on investments in mid-size companies could trail the returns on investments in stocks of larger or smaller companies.

       SMALL CAP RISK: Small-sized companies may be more volatile and more likely than large- and mid-capitalization companies to have relatively limited product lines, markets or financial resources, or depend on a few key employees. Returns on investments in stocks of small U.S. companies could trail the returns on investments in stocks of larger companies.

       MICRO CAP RISK: Micro cap companies may be newly formed or in the early stages of development with limited product lines, markets or financial resources. Therefore, micro cap companies may be less financially secure than large-, mid- and small-capitalization companies and may be more vulnerable to key personnel losses due to reliance on smaller number of management personnel. In addition, there may be less public information available about these companies. Micro cap stock prices may be more volatile than large-, mid- and small-capitalization companies and such stocks may be more thinly traded and thus difficult for the Fund to buy and sell in the market.

                              SPDR S&P TELECOM ETF
                                  (SYMBOL: XTL)

     Investment Objective. The Fund's investment objective is to replicate as closely as possible, before expenses, the performance of an index derived from the telecommunications segment of a U.S. total market composite index. There is no assurance that the Fund will achieve its investment objective.

     Principal Investment Strategies. The Fund uses a passive management strategy designed to track the total return performance of the S&P Telecom Select Industry Index (the "Telecom Index"). The Telecom Index represents the telecommunications sub-industry portion of the S&P TMI. The S&P TMI tracks all the U.S. common stocks listed on the NYSE, AMEX, NASDAQ National Market and NASDAQ Small Cap exchanges. As of September 30, 2007, the Telecom Index was comprised of 28 stocks. The Telecom Index is an equal weighted market cap index.

     Principal Risks. The Fund is subject to the risks identified as applicable to the Fund in PRINCIPAL RISKS OF THE FUNDS under "Overview of the Funds" above. Also see ADDITIONAL RISKS under "Additional Investment Strategies, Risks and Other Considerations." In addition, the Fund is subject to the following risks:

       INDEX TRACKING RISK: The Fund's return may not match the return of the Telecom Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Telecom Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Telecom Index, or representative sample of the Telecom Index. The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and pay expenses.

       TELECOMMUNICATIONS INDUSTRY RISK: The telecommunications industry is subject to extensive government regulation. The costs of complying with governmental regulations, delays or failure to receive required regulatory approvals or the enactment of new adverse regulatory requirements may adversely affect the business of the telecommunications companies. The telecommunications industry can also be significantly affected by intense competition, including competition with alternative technologies such as wireless communications, product compatibility, consumer preferences, rapid obsolescence and research and development of new products.

       TECHNOLOGY RISK: The Fund is subject to the risk that market or economic factors impacting technology companies and companies that rely heavily on technology advances could have a major effect on the value of the Fund's investments. The value of stocks of technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, government regulation and competition. Technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market.

       Also, many of the products and services offered by this sector's companies are subject to the risk of rapid obsolescence. Other risks include those related to regulatory changes such as the possible adverse effects on profits of recent increased competition among telecommunications companies and the uncertainties resulting from such companies' diversification into new domestic and international businesses, as well as agreements by any such companies linking future rate increases to inflation or other factors not directly related to the actual operating profits of the enterprise.

       CONCENTRATION RISK: The Fund's assets may be concentrated in an industry or group of industries to the extent that the Telecom Index concentrates in a particular industry or group of industries. By concentrating its assets in a single industry or group of industries, the Fund is subject to the risk that economic, political or other conditions that have a negative effect on that industry or group of industries will negatively impact the Fund to a greater extent than if the Fund's assets were invested in a wider variety of industries.

       LARGE CAP RISK: Returns on investments in stocks of large U.S. companies could trail the returns on investments in stocks of smaller and mid-sized companies.

       MID CAP RISK: Mid-sized companies may be more volatile and more likely than large-capitalization companies to have relatively limited product lines, markets or financial resources, or depend on a few key employees. Returns on investments in mid-size companies could trail the returns on investments in stocks of larger or smaller companies.

       SMALL CAP RISK: Small-sized companies may be more volatile and more likely than large- and mid-capitalization companies to have relatively limited product lines, markets or financial resources, or depend on a few key employees. Returns on investments in stocks of small U.S. companies could trail the returns on investments in stocks of larger companies.

       MICRO CAP RISK: Micro cap companies may be newly formed or in the early stages of development with limited product lines, markets or financial resources. Therefore, micro cap companies may be less financially secure than large-, mid- and small-capitalization companies and may be more vulnerable to key personnel losses due to reliance on smaller number of management personnel. In addition, there may be less public information available about these companies. Micro cap stock prices may be more volatile than large-, mid- and small-capitalization companies and such stocks may be more thinly traded and thus difficult for the Fund to buy and sell in the market.

                           SPDR S&P TRANSPORTATION ETF
                                  (SYMBOL: XTN)

     Investment Objective. The Fund's investment objective is to replicate as closely as possible, before expenses, the performance of an index derived from the transportation segment of a U.S. total market composite index. There is no assurance that the Fund will achieve its investment objective.

     Principal Investment Strategies. The Fund uses a passive management strategy designed to track the total return performance of the S&P Transportation Select Industry Index (the "Transportation Index"). The Transportation Index represents the transportation sub-industry portion of the S&P TMI. The S&P TMI tracks all the U.S. common stocks listed on the NYSE, AMEX, NASDAQ National Market and NASDAQ Small Cap exchanges. As of September 30, 2007, the Transportation Index was comprised of 34 stocks. The Transportation Index is an equal weighted market cap index.

     Principal Risks. The Fund is subject to the risks identified as applicable to the Fund in PRINCIPAL RISKS OF THE FUNDS under "Overview of the Funds" above. Also see ADDITIONAL RISKS under "Additional Investment Strategies, Risks and Other Considerations." In addition, the Fund is subject to the following risks:

       INDEX TRACKING RISK: The Fund's return may not match the return of the Transportation Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Transportation Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Transportation Index, or representative sample of the Transportation Index. The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and pay expenses.

       TRANSPORTATION INDUSTRY RISK: The transportation industry can be significantly affected by changes in the economy, fuel prices, labor relations, technology developments, exchange rates, insurance costs, industry competition and government regulation.

       CONCENTRATION RISK: The Fund's assets may be concentrated in an industry or group of industries to the extent that the Transportation Index concentrates in a particular industry or group of industries. By concentrating its assets in a single industry or group of industries, the Fund is subject to the risk that economic, political or other conditions that have a negative effect on that industry or group of industries will negatively impact the Fund to a greater extent than if the Fund's assets were invested in a wider variety of industries.

       LARGE CAP RISK: Returns on investments in stocks of large U.S. companies could trail the returns on investments in stocks of smaller and mid-sized companies.

       MID CAP RISK: Mid-sized companies may be more volatile and more likely than large-capitalization companies to have relatively limited product lines, markets or financial resources, or depend on a few key employees. Returns on investments in mid-size companies could trail the returns on investments in stocks of larger or smaller companies.

       SMALL CAP RISK: Small-sized companies may be more volatile and more likely than large- and mid-capitalization companies to have relatively limited product lines, markets or financial resources, or depend on a few key employees. Returns on investments in stocks of small U.S. companies could trail the returns on investments in stocks of larger companies.

       MICRO CAP RISK: Micro cap companies may be newly formed or in the early stages of development with limited product lines, markets or financial resources. Therefore, micro cap companies may be less financially secure than large-, mid- and small-capitalization companies and may be more vulnerable to key personnel losses due to reliance on smaller number of management personnel. In addition, there may be less public information available about these companies. Micro cap stock prices may be more volatile than large-, mid- and small-capitalization companies and such stocks may be more thinly traded and thus difficult for the Fund to buy and sell in the market.

                            KBW REGIONAL BANKING ETF
                                  (SYMBOL: KRE)

     Investment Objective: The Fund's investment objective is to replicate as closely as possible, before expenses, the performance of an index derived from the regional banking segment of the U.S. banking industry. There is no assurance that the Fund will achieve its investment objective.

     Principal Investment Strategies. The Fund uses a passive management strategy designed to track the total return performance of the KBW Regional Banking Index (the "Regional Banking Index"). The Regional Banking Index is an equal weighted index of geographically diverse companies representing regional banking institutions listed on U.S. stock markets. As of September 30, 2007, the Regional Banking Index was comprised of 50 stocks. It is created and maintained by Keefe, Bruyette & Woods, Inc.

     Principal Risks. The Fund is subject to the risks identified as applicable to the Fund in PRINCIPAL RISKS OF THE FUNDS under "Overview of the Funds" above. Also see ADDITIONAL RISKS under "Additional Investment Strategies, Risks and Other Considerations." In addition, the Fund is subject to the following risks:

       INDEX TRACKING RISK: The Fund's return may not match the return of the Regional Banking Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Regional Banking Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Regional Banking Index, or representative sample of the Regional Banking Index. The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and pay expenses.

       BANK INDUSTRY RISK: The performance of bank stocks may be affected by extensive governmental regulation which may limit both the amounts and types of loans and other financial commitments they can make, and the interest rates and fees they can charge and the amount of capital they must maintain. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change. Credit losses resulting from financial difficulties of borrowers can negatively impact the sub-sector. Banks may also be subject to severe price competition. The regional banking industry is highly competitive and thus, failure to maintain or increase market share may result in lost market share.

       CONCENTRATION RISK: The Fund's assets may be concentrated in an industry or group of industries to the extent that the Regional Banking

       Index concentrates in a particular industry or group of industries. By concentrating its assets in a single industry or group of industries, the Fund is subject to the risk that economic, political or other conditions that have a negative effect on that industry or group of industries will negatively impact the Fund to a greater extent than if the Fund's assets were invested in a wider variety of industries.

       LARGE CAP RISK: Returns on investments in stocks of large U.S. companies could trail the returns on investments in stocks of smaller and mid-sized companies.

       MID CAP RISK: Mid-sized companies may be more volatile and more likely than large-capitalization companies to have relatively limited product lines, markets or financial resources, or depend on a few key employees. Returns on investments in mid-size companies could trail the returns on investments in stocks of larger or smaller companies.

       SMALL CAP RISK: Small-sized companies may be more volatile and more likely than large- and mid-capitalization companies to have relatively limited product lines, markets or financial resources, or depend on a few key employees. Returns on investments in stocks of small U.S. companies could trail the returns on investments in stocks of larger companies.

       MICRO CAP RISK: Micro cap companies may be newly formed or in the early stages of development with limited product lines, markets or financial resources. Therefore, micro cap companies may be less financially secure than large-, mid- and small-capitalization companies and may be more vulnerable to key personnel losses due to reliance on smaller number of management personnel. In addition, there may be less public information available about these companies. Micro cap stock prices may be more volatile than large-, mid- and small-capitalization companies and such stocks may be more thinly traded and thus difficult for the Fund to buy and sell in the market.

                            KBW MORTGAGE FINANCE ETF
                                  (SYMBOL: KMF)

     Investment Objective: The Fund's investment objective is to replicate as closely as possible, before expenses, the performance of an index derived from the mortgage banking, processing and marketing segment of the U.S. financial services industry. There is no assurance that the Fund will achieve its investment objective.

     Principal Investment Strategies. The Fund uses a passive management strategy designed to track the total return performance of the KBW Mortgage

Finance Index (the "Mortgage Index"). The Mortgage Index is a float adjusted modified-market capitalization weighted index of geographically diverse companies representing mortgage banks, loan processors, marketing and service institutions listed on U.S. stock markets. As of September 30, 2007, the Mortgage Index was comprised of 24 stocks. It is created and maintained by Keefe, Bruyette & Woods, Inc.

     Principal Risks. The Fund is subject to the risks identified as applicable to the Fund in PRINCIPAL RISKS OF THE FUNDS under "Overview of the Funds" above. Also see ADDITIONAL RISKS under "Additional Investment Strategies, Risks and Other Considerations." In addition, the Fund is subject to the following risks:

       INDEX TRACKING RISK: The Fund's return may not match the return of the Mortgage Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Mortgage Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Mortgage Index, or representative sample of the Mortgage Index. The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and pay expenses.

       MORTGAGE INDUSTRY RISK: The mortgage industry can be significantly affected by regulatory changes, interest rate movements, home mortgage demand, refinancing activity, and residential delinquency trends. The residential real estate finance industry has changed rapidly over the last decade. Regulatory changes at banks and other federally insured institutions, in response to a high failure rate, have led to high capital ratios and more prudent underwriting. This reduced capacity has created growth opportunities for uninsured companies and secondary market products to fill unmet demand for home loans. Significant changes are occurring in the origination, packaging, marketing and selling, holding, and insuring of mortgage products.

       CONCENTRATION RISK: The Fund's assets may be concentrated in an industry or group of industries to the extent that the Mortgage Index concentrates in a particular industry or group of industries. By concentrating its assets in a single industry or group of industries, the Fund is subject to the risk that economic, political or other conditions that have a negative effect on that industry or group of industries will negatively impact the Fund to a greater extent than if the Fund's assets were invested in a wider variety of industries.

       LARGE CAP RISK: Returns on investments in stocks of large U.S. companies could trail the returns on investments in stocks of smaller and mid-sized companies.

       MID CAP RISK: Mid-sized companies may be more volatile and more likely than large-capitalization companies to have relatively limited product lines, markets or financial resources, or depend on a few key employees. Returns on investments in mid-size companies could trail the returns on investments in stocks of larger or smaller companies.

       SMALL CAP RISK: Small-sized companies may be more volatile and more likely than large- and mid-capitalization companies to have relatively limited product lines, markets or financial resources, or depend on a few key employees. Returns on investments in stocks of small U.S. companies could trail the returns on investments in stocks of larger companies.

       MICRO CAP RISK: Micro cap companies may be newly formed or in the early stages of development with limited product lines, markets or financial resources. Therefore, micro cap companies may be less financially secure than large-, mid- and small-capitalization companies and may be more vulnerable to key personnel losses due to reliance on smaller number of management personnel. In addition, there may be less public information available about these companies. Micro cap stock prices may be more volatile than large-, mid- and small-capitalization companies and such stocks may be more thinly traded and thus difficult for the Fund to buy and sell in the market.

                                   PERFORMANCE
                              BAR CHARTS AND TABLES

     The bar charts and tables below provide some indication of the risks of investing in the Funds by showing the variability of the Funds' returns based on net assets and comparing the Funds' performance to a broad measure of market performance. Past performance (both before and after taxes) is not necessarily an indication of how the Funds will perform in the future. The after-tax returns presented below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Funds not listed below either had not completed a full calendar year of operations or had not commenced operations as of the date of this Prospectus. Once such Funds have completed a full calendar year of operations, a bar chart and table will be included with respect to such Funds.

                        SPDR DJ WILSHIRE TOTAL MARKET ETF



(PERFORMANCE GRAPH)

Calendar Year End 2001(1)       -10.23
Calendar Year End 2002(1)       -21.21
Calendar Year End 2003(1)        26.63
Calendar Year End 2004(1)        10.01
Calendar Year End 2005(1)         6.91
Calendar Year End 2006*          14.91




* As of September 30, 2007, the Fund's Calendar Year-To-Date return was 8.89%.

     This bar chart shows the performance of the Fund's Shares for each full calendar year since its inception on October 4, 2000. During the period shown above (January 1, 2001 through December 31, 2006), the highest quarterly return for the Fund was 14.78% for the quarter ended June 30, 2003, and the lowest was -16.73% for the quarter ended September 30, 2002.

--------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURN                   ONE      THREE      FIVE           SINCE
(FOR PERIOD ENDING DECEMBER 31, 2006)        YEAR    YEARS(1)   YEARS(1)   INCEPTION(1), (2)
--------------------------------------------------------------------------------------------------
Return Before Taxes                         14.91%    10.57%      6.16%          2.21%
--------------------------------------------------------------------------------------------------
Return After Taxes on Distributions         14.27%    10.16%      5.77%          1.80%
--------------------------------------------------------------------------------------------------
Return After Taxes on Distributions and
  Redemption of Creation Units               9.67%     8.95%      5.14%          1.68%
--------------------------------------------------------------------------------------------------
Dow Jones Wilshire 5000 Composite Index
  (reflects no deductions for fees,
  expenses or taxes)                        15.78%    11.47%      7.62%          2.49%
--------------------------------------------------------------------------------------------------


(1) Prior to June 14, 2005, the Fund's investment strategy sought to track the total return performance of an index different from the Dow Jones Wilshire 5000 Composite Index. Performance of the Fund prior to June 14, 2005 is therefore based on the Fund's investment strategy to track the prior index. Future performance may vary from past results.

(2) Investment operations commenced on October 4, 2000.

                         SPDR DJ WILSHIRE LARGE CAP ETF



(PERFORMANCE GRAPH)

Calendar Year End 2006*                       15.38




* As of September 30, 2007, the Fund's Calendar Year-To-Date return was 9.37%.

     This bar chart shows the performance of the Fund's Shares for each full calendar year since its inception on November 8, 2005. During the period shown above (January 1, 2006 through December 31, 2006), the highest quarterly return for the Fund was 6.89% for the quarter ended December 31, 2006, and the lowest was -1.59% for the quarter ended June 30, 2006.

-----------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURN
(FOR PERIOD ENDING DECEMBER       ONE        SINCE
31, 2006)                        YEAR    INCEPTION(1)
-----------------------------------------------------------
Return Before Taxes             15.38%      16.01%
-----------------------------------------------------------
Return After Taxes on
  Distributions                 14.49%      15.16%
-----------------------------------------------------------
Return After Taxes on
  Distributions and Redemption
  of Creation Units              9.95%      13.10%
-----------------------------------------------------------
Dow Jones Wilshire Large Cap
  Index (reflects no
  deductions for fees,
  expenses or taxes)            15.62%      15.96%
-----------------------------------------------------------


(1) Investment operations commenced on November 8, 2005.

                      SPDR DJ WILSHIRE LARGE CAP GROWTH ETF



(PERFORMANCE GRAPH)

Calendar Year End 2001(1)         -25.66
Calendar Year End 2002(1)         -31.65
Calendar Year End 2003(1)          29.18
Calendar Year End 2004(1)           4.92
Calendar Year End 2005(1)           3.10
Calendar Year End 2006*             8.93




* As of September 30, 2007, the Fund's Calendar Year-To-Date return was 11.50%.

     This bar chart shows the performance of the Fund's Shares for each full calendar year since its inception on September 25, 2000. During the period shown above (January 1, 2001 through December 31, 2006), the highest quarterly return for the Fund was 17.06% for the quarter ended December 31, 2001, and the lowest was -24.88% for the quarter ended September 30, 2001.

-------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURN
(FOR PERIOD ENDING DECEMBER      ONE      THREE      FIVE           SINCE
31, 2006)                        YEAR   YEARS(1)   YEARS(1)   INCEPTION(1), (2)
-------------------------------------------------------------------------------------
Return Before Taxes             8.93%     5.62%      0.79%          -8.53%
-------------------------------------------------------------------------------------
Return After Taxes on
  Distributions                 8.64%     5.41%      0.63%          -8.66%
-------------------------------------------------------------------------------------
Return After Taxes on
  Distributions and Redemption
  of Creation Units             5.80%     4.75%      0.61%          -7.01%
-------------------------------------------------------------------------------------
Dow Jones Wilshire Large Cap
  Growth Index (reflects no
  deductions for fees,
  expenses or taxes)            9.14%     8.60%      3.64%          -4.82%
-------------------------------------------------------------------------------------


(1) Prior to November 1, 2005, the Fund's investment strategy sought to track the total return performance of an index different from the Dow Jones Wilshire Large Cap Growth Index. Performance of the Fund prior to November 1, 2005 is therefore based on the Fund's investment strategy to track the prior index. Future performance may vary from past results.

(2) Investment operations commenced on September 25, 2000.

                      SPDR DJ WILSHIRE LARGE CAP VALUE ETF



(PERFORMANCE GRAPH)

Calendar Year End 2001(1)          -6.30
Calendar Year End 2002(1)         -17.60
Calendar Year End 2003(1)          25.51
Calendar Year End 2004(1)          13.12
Calendar Year End 2005(1)           5.48
Calendar Year End 2006*            21.55




* As of September 30, 2007, the Fund's Calendar Year-To-Date return was 7.40%.

     This bar chart shows the performance of the Fund's Shares for each full calendar year since its inception on September 25, 2000. During the period shown above (January 1, 2001 through December 31, 2006), the highest quarterly return for the Fund was 18.25% for the quarter ended June 30, 2003, and the lowest was -16.47% for the quarter ended September 30, 2002.

-----------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURN                   ONE     THREE     FIVE          SINCE
(FOR PERIOD ENDING DECEMBER 31, 2006)        YEAR   YEARS(1)  YEARS(1)  INCEPTION(1), (2)
-----------------------------------------------------------------------------------------------
Return Before Taxes                         21.55%   13.19%     8.45%         6.55%
-----------------------------------------------------------------------------------------------
Return After Taxes on Distributions         20.58%   12.61%     7.80%         5.90%
-----------------------------------------------------------------------------------------------
Return After Taxes on Distributions and
  Redemption of Creation Units              13.95%   11.29%     7.14%         5.46%
-----------------------------------------------------------------------------------------------
Dow Jones Wilshire Large Cap Value Index
  (reflects no deductions for fees,
  expenses or taxes)                        21.86%   13.52%    10.25%         8.16%
-----------------------------------------------------------------------------------------------


(1) Prior to November 1, 2005, the Fund's investment strategy sought to track the total return performance of an index different from the Dow Jones Wilshire Large Cap Value Index. Performance of the Fund prior to November 1, 2005 is therefore based on the Fund's investment strategy to track the prior index. Future performance may vary from past results.

(2) Investment operations commenced on September 25, 2000.

                          SPDR DJ WILSHIRE MID CAP ETF



(PERFORMANCE GRAPH)

Calendar Year End 2006*                       13.27




* As of September 30, 2007, the Fund's Calendar Year-To-Date return was 9.65%.

     This bar chart shows the performance of the Fund's Shares for each full calendar year since its inception on November 8, 2005. During the period shown above (January 1, 2006 through December 31, 2006), the highest quarterly return for the Fund was 8.65% for the quarter ended March 31, 2006, and the lowest was -3.95% for the quarter ended June 30, 2006.

-------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURN                     ONE        SINCE
(FOR PERIOD ENDING DECEMBER 31, 2006)          YEAR    INCEPTION(1)
-------------------------------------------------------------------------
Return Before Taxes                           13.27%      15.70%
-------------------------------------------------------------------------
Return After Taxes on Distributions           12.20%      14.71%
-------------------------------------------------------------------------
Return After Taxes on Distributions and
  Redemption of Creation Units                 8.62%      12.81%
-------------------------------------------------------------------------
Dow Jones Wilshire Mid Cap Index (reflects
  no deductions for fees, expenses or taxes)  13.51%      15.99%
-------------------------------------------------------------------------


(1)  Investment operations commenced on November 8, 2005.

                       SPDR DJ WILSHIRE MID CAP GROWTH ETF



(PERFORMANCE GRAPH)

Calendar Year End 2006*                         11.32




* As of September 30, 2007, the Fund's Calendar Year-To-Date return was 14.78%.

     This bar chart shows the performance of the Fund's Shares for each full calendar year since its inception on November 8, 2005. During the period shown above (January 1, 2006 through December 31, 2006), the highest quarterly return for the Fund was 9.47% for the quarter ended March 31, 2006, and the lowest was -5.39% for the quarter ended June 30, 2006.

-----------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURN                   ONE        SINCE
(FOR PERIOD ENDING DECEMBER 31, 2006)        YEAR    INCEPTION(1)
-----------------------------------------------------------------------
Return Before Taxes                         11.32%      13.97%
-----------------------------------------------------------------------
Return After Taxes on Distributions         10.19%      12.95%
-----------------------------------------------------------------------
Return After Taxes on Distributions and
  Redemption of Creation Units               7.36%      11.31%
-----------------------------------------------------------------------
Dow Jones Wilshire Mid Cap Growth Index
  (reflects no deductions for fees,
  expenses or taxes)                        11.57%      14.00%
-----------------------------------------------------------------------


(1) Investment operations commenced on November 8, 2005.

                       SPDR DJ WILSHIRE MID CAP VALUE ETF



(PERFORMANCE GRAPH)

Calendar Year End 2006*                       15.42




* As of September 30, 2007, the Fund's Calendar Year-To-Date return was 3.53%.

     This bar chart shows the performance of the Fund's Shares for each full calendar year since its inception on November 8, 2005. During the period shown above (January 1, 2006 through December 31, 2006), the highest quarterly return for the Fund was 8.40% for the quarter ended December 31, 2006, and the lowest was -2.35% for the quarter ended June 30, 2006.

-------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURN                           ONE        SINCE
(FOR PERIOD ENDING DECEMBER 31, 2006)                YEAR    INCEPTION(1)
-------------------------------------------------------------------------------
Return Before Taxes                                 15.42%      17.62%
-------------------------------------------------------------------------------
Return After Taxes on Distributions                 13.98%      16.28%
-------------------------------------------------------------------------------
Return After Taxes on Distributions and Redemption
  of Creation Units                                 10.00%      14.23%
-------------------------------------------------------------------------------
Dow Jones Wilshire Mid Cap Value Index (reflects
  no deductions for fees, expenses or taxes)        15.71%      17.93%
-------------------------------------------------------------------------------


(1) Investment operations commenced on November 8, 2005.

                         SPDR DJ WILSHIRE SMALL CAP ETF



(PERFORMANCE GRAPH)

Calendar Year End 2006*                       16.59




* As of September 30, 2007, the Fund's Calendar Year-To-Date return was 6.94%.

     This bar chart shows the performance of the Fund's Shares for each full calendar year since its inception on November 8, 2005. During the period shown above (January 1, 2006 through December 31, 2006), the highest quarterly return for the Fund was 12.51% for the quarter ended March 31, 2006, and the lowest was -4.34% for the quarter ended June 30, 2006.

-----------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURN
(FOR PERIOD ENDING DECEMBER       ONE        SINCE
31, 2006)                        YEAR    INCEPTION(1)
-----------------------------------------------------------
Return Before Taxes             16.59%      17.87%
-----------------------------------------------------------
Return After Taxes on
  Distributions                 15.29%      16.70%
-----------------------------------------------------------
Return After Taxes on
  Distributions and Redemption
  of Creation Units             10.77%      14.54%
-----------------------------------------------------------
Dow Jones Wilshire Small Cap
  Index (reflects no
  deductions for fees,
  expenses or taxes)            16.98%      18.33%
-----------------------------------------------------------


(1) Investment operations commenced on November 8, 2005.

                      SPDR DJ WILSHIRE SMALL CAP GROWTH ETF



(PERFORMANCE GRAPH)

Calendar Year End 2001(1)          -8.88
Calendar Year End 2002(1)         -38.94
Calendar Year End 2003(1)          48.05
Calendar Year End 2004(1)          15.18
Calendar Year End 2005(1)           8.73
Calendar Year End 2006*            13.37




* As of September 30, 2007, the Fund's Calendar Year-to-Date return was 11.77%.

     This bar chart shows the performance of the Fund's Shares for each full calendar year since its inception on September 25, 2000. During the period shown above (January 1, 2001 through December 31, 2006), the highest quarterly return for the Fund was 32.87% for the quarter ended December 31, 2001, and the lowest was -30.33% for the quarter ended September 30, 2001.

------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURN
(FOR PERIOD ENDING DECEMBER       ONE     THREE     FIVE           SINCE
31, 2006)                        YEAR   YEARS(1)  YEARS(1)   INCEPTION(1), (2)
------------------------------------------------------------------------------------
Return Before Taxes             13.37%   12.39%     5.12%          -1.02%
------------------------------------------------------------------------------------
Return After Taxes on
  Distributions                 13.31%   12.32%     5.07%          -1.06%
------------------------------------------------------------------------------------
Return After Taxes on
  Distributions and Redemption
  of Creation Units              8.69%   10.69%     4.40%          -0.87%
------------------------------------------------------------------------------------
Dow Jones Wilshire Small Cap
  Growth Index (reflects no
  deductions for fees,
  expenses or taxes)            13.79%   14.10%     9.90%           2.28%
------------------------------------------------------------------------------------


(1) Prior to November 1, 2005, the Fund's investment strategy sought to track the total return performance of an index different from the Dow Jones Wilshire Small Cap Growth Index. Performance of the Fund prior to November 1, 2005 is therefore based on the Fund's investment strategy to track the prior index. Future performance may vary from past results.

(2) Investment operations commenced on September 25, 2000.

                      SPDR DJ WILSHIRE SMALL CAP VALUE ETF



(PERFORMANCE GRAPH)

Calendar Year End 2001(1)         12.33
Calendar Year End 2002(1)         -2.72
Calendar Year End 2003(1)         42.91
Calendar Year End 2004(1)         17.96
Calendar Year End 2005(1)          5.89
Calendar Year End 2006*           19.66




* As of September 30, 2007, the Fund's Calendar Year-To-Date return was 2.24%.

     This bar chart shows the performance of the Fund's Shares for each full calendar year since its inception on September 25, 2000. During the period shown above (January 1, 2001 through December 31, 2006), the highest quarterly return for the Fund was 22.69% for the quarter ended June 30, 2003, and the lowest was -13.91% for the quarter ended September 30, 2002.

--------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURN
(FOR PERIOD ENDING DECEMBER 31,      ONE     THREE     FIVE          SINCE
2006)                               YEAR   YEARS(1)  YEARS(1)  INCEPTION(1), (2)
--------------------------------------------------------------------------------------
Return Before Taxes                19.66%   14.33%    15.75%         17.18%
--------------------------------------------------------------------------------------
Return After Taxes on
  Distributions                    18.68%   12.97%    14.39%         15.63%
--------------------------------------------------------------------------------------
Return After Taxes on
  Distributions and Redemption of
  Creation Units                   12.74%   12.12%    13.57%         14.82%
--------------------------------------------------------------------------------------
Dow Jones Wilshire Small Cap
  Value Index (reflects no
  deductions for fees, expenses
  or taxes)                        20.04%   14.77%    15.18%         15.35%
--------------------------------------------------------------------------------------


(1) Prior to November 1, 2005, the Fund's investment strategy sought to track the total return performance of an index different from the Dow Jones Wilshire Small Cap Value Index. Performance of the Fund prior to November 1, 2005 is therefore based on the Fund's investment strategy to track the prior index. Future performance may vary from past results.

(2) Investment operations commenced on September 25, 2000.

                            SPDR DJ GLOBAL TITANS ETF



(PERFORMANCE GRAPH)

Calendar Year End 2001               -12.92
Calendar Year End 2002               -23.35
Calendar Year End 2003                24.94
Calendar Year End 2004                 7.32
Calendar Year End 2005                 2.90
Calendar Year End 2006*               19.83




* As of September 30, 2007, the Fund's Calendar Year-To-Date return was 8.69%.

     This bar chart shows the performance of the Fund's Shares for each full calendar year since its inception on September 25, 2000. During the period shown above (January 1, 2001 through December 31, 2006), the highest quarterly return for the Fund was 14.77% for the quarter ended June 30, 2003, and the lowest was -17.99% for the quarter ended September 30, 2002.

----------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURN
(FOR PERIOD ENDING DECEMBER 31,      ONE    THREE   FIVE      SINCE
2006)                               YEAR    YEARS  YEARS  INCEPTION(1)
----------------------------------------------------------------------------
Return Before Taxes                19.83%   9.79%  4.85%      0.15%
----------------------------------------------------------------------------
Return After Taxes on
  Distributions                    18.91%   9.28%  4.37%     -0.30%
----------------------------------------------------------------------------
Return After Taxes on
  Distributions and Redemption of
  Creation Units                   12.84%   8.21%  3.94%     -0.10%
----------------------------------------------------------------------------
Dow Jones Global Titans 50 Index
  (U.S. Close) (reflects no
  deductions for fees, expenses
  or taxes)                        20.40%  10.40%  5.45%      0.72%
----------------------------------------------------------------------------


(1) Investment operations commenced on September 25, 2000.

                              DJ WILSHIRE REIT ETF



(PERFORMANCE GRAPH)

Calendar Year End 2002                3.26
Calendar Year End 2003               35.45
Calendar Year End 2004               32.71
Calendar Year End 2005               13.63
Calendar Year End 2006*              35.51




* As of September 30, 2007, the Fund's Calendar Year-To-Date return was -4.89%.

     This bar chart shows the performance of the Fund's Shares for each full calendar year since its inception on April 23, 2001. During the period shown above (January 1, 2002 through December 31, 2006), the highest quarterly return for the Fund was 15.82% for the quarter ended December 31, 2004, and the lowest was -9.06% for the quarter ended September 30, 2002.

--------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURN                   ONE    THREE   FIVE       SINCE
(FOR PERIOD ENDING DECEMBER 31, 2006)        YEAR    YEARS   YEARS  INCEPTION(1)
--------------------------------------------------------------------------------------
Return Before Taxes                         35.51%  26.90%  23.37%     22.99%
--------------------------------------------------------------------------------------
Return After Taxes on Distributions         34.12%  24.99%  21.38%     20.84%
--------------------------------------------------------------------------------------
Return After Taxes on Distributions and
  Redemption of Creation Units              23.48%  22.72%  19.86%     19.49%
--------------------------------------------------------------------------------------
Dow Jones Wilshire REIT Index (reflects no
  deductions for fees, expenses or taxes)   35.97%  27.25%  23.79%     23.15%
--------------------------------------------------------------------------------------


(1) Investment operations commenced on April 23, 2001.

                                  KBW BANK ETF



(PERFORMANCE GRAPH)

Calendar Year End 2006*                       16.50




* As of September 30, 2007, the Fund's Calendar Year-To-Date return was -7.51%.

     This bar chart shows the performance of the Fund's Shares for each full calendar year since its inception on November 8, 2005. During the period shown above (January 1, 2006 through December 31, 2006), the highest quarterly return for the Fund was 6.22% for the quarter ended September 30, 2006, and the lowest was 1.81% for the quarter ended June 30, 2006.

-----------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURN                   ONE        SINCE
(FOR PERIOD ENDING DECEMBER 31, 2006)        YEAR    INCEPTION(1)
-----------------------------------------------------------------------
Return Before Taxes                         16.50%      18.00%
-----------------------------------------------------------------------
Return After Taxes on Distributions         15.09%      16.71%
-----------------------------------------------------------------------
Return After Taxes on Distributions and
  Redemption of Creation Units              10.68%      14.57%
-----------------------------------------------------------------------
KBW Bank Index (reflects no deductions for
  fees, expenses or taxes)                  17.01%      18.21%
-----------------------------------------------------------------------


(1) Investment operations commenced on November 8, 2005.

                             KBW CAPITAL MARKETS ETF



(PERFORMANCE GRAPH)

Calendar Year End 2006*                       28.47




* As of September 30, 2007, the Fund's Calendar Year-To-Date return was -1.05%.

     This bar chart shows the performance of the Fund's Shares for each full calendar year since its inception on November 8, 2005. During the period shown above (January 1, 2006 through December 31, 2006), the highest quarterly return for the Fund was 14.26% for the quarter ended March 31, 2006, and the lowest was -6.00% for the quarter ended June 30, 2006.

-----------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURN                   ONE        SINCE
(FOR PERIOD ENDING DECEMBER 31, 2006)        YEAR    INCEPTION(1)
-----------------------------------------------------------------------
Return Before Taxes                         28.47%      27.55%
-----------------------------------------------------------------------
Return After Taxes on Distributions         26.40%      25.76%
-----------------------------------------------------------------------
Return After Taxes on Distributions and
  Redemption of Creation Units              18.35%      22.33%
-----------------------------------------------------------------------
KBW Capital Markets Index (reflects no
  deductions for fees, expenses or taxes)   28.99%      27.56%
-----------------------------------------------------------------------


(1) Investment operations commenced on November 8, 2005.

                                KBW INSURANCE ETF



(PERFORMANCE GRAPH)

Calendar Year End 2006*                       10.19




* As of September 30, 2007, the Fund's Calendar Year-To-Date return was 1.53%.

     This bar chart shows the performance of the Fund's Shares for each full calendar year since its inception on November 8, 2005. During the period shown above (January 1, 2006 through December 31, 2006), the highest quarterly return for the Fund was 6.63% for the quarter ended December 31, 2006, and the lowest was -2.43% for the quarter ended March 31, 2006.

-------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURN
(FOR PERIOD ENDING DECEMBER 31,     ONE        SINCE
2006)                              YEAR    INCEPTION(1)
-------------------------------------------------------------
Return Before Taxes               10.19%       9.70%
-------------------------------------------------------------
Return After Taxes on
  Distributions                    9.64%       9.19%
-------------------------------------------------------------
Return After Taxes on
  Distributions and Redemption
  of Creation Units                6.61%       7.96%
-------------------------------------------------------------
KBW Insurance Index (reflects no
  deductions for fees, expenses
  or taxes)                       10.60%       9.94%
-------------------------------------------------------------


(1) Investment operations commenced on November 8, 2005.

                          MORGAN STANLEY TECHNOLOGY ETF



(PERFORMANCE GRAPH)

Calendar Year End 2001              -24.33
Calendar Year End 2002              -43.44
Calendar Year End 2003               65.05
Calendar Year End 2004                6.56
Calendar Year End 2005                2.85
Calendar Year End 2006*               8.83




* As of September 30, 2007, the Fund's Calendar Year-To-Date return was 17.71%.

     This bar chart shows the performance of the Fund's Shares for each full calendar year since its inception on September 25, 2000. During the period shown above (January 1, 2001 through December 31, 2006), the highest quarterly return for the Fund was 35.54% for the quarter ended December 31, 2001, and the lowest was -35.46% for the quarter ended September 30, 2001.

--------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURN                  ONE    THREE    FIVE       SINCE
(FOR PERIOD ENDING DECEMBER 31, 2006)        YEAR   YEARS   YEARS   INCEPTION(1)
--------------------------------------------------------------------------------------
Return Before Taxes                         8.83%   6.05%   2.17%      -8.34%
--------------------------------------------------------------------------------------
Return After Taxes on Distributions         8.80%   6.03%   2.16%      -8.35%
--------------------------------------------------------------------------------------
Return After Taxes on Distributions and
  Redemption of Creation Units              5.74%   5.18%   1.86%      -6.82%
--------------------------------------------------------------------------------------
Morgan Stanley Technology Index (reflects
  no deductions for fees, expenses or
  taxes)                                    9.40%   6.58%   2.71%      -7.89%
--------------------------------------------------------------------------------------


(1) Investment operations commenced on September 25, 2000.

                              SPDR S&P DIVIDEND ETF



(PERFORMANCE GRAPH)

Calendar Year End 2006*                       17.74




* As of September 30, 2007, the Fund's Calendar Year-To-Date return was -0.44%.

     This bar chart shows the performance of the Fund's Shares for each full calendar year since its inception on November 8, 2005. During the period shown above (January 1, 2006 through December 31, 2006), the highest quarterly return for the Fund was 6.44% for the quarter ended September 30, 2006, and the lowest was 0.75% for the quarter ended June 30, 2006.

-------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURN                           ONE        SINCE
(FOR PERIOD ENDING DECEMBER 31, 2006)                YEAR    INCEPTION(1)
-------------------------------------------------------------------------------
Return Before Taxes                                 17.74%      16.99%
-------------------------------------------------------------------------------
Return After Taxes on Distributions                 16.50%      15.84%
-------------------------------------------------------------------------------
Return After Taxes on Distributions and Redemption
  of Creation Units                                 11.48%      13.80%
-------------------------------------------------------------------------------
S&P High Yield Dividend Aristocrats Index
  (reflects no deductions for fees, expenses or
  taxes)                                            18.00%      16.92%
-------------------------------------------------------------------------------


(1) Investment operations commenced on November 8, 2005.

                                FEES AND EXPENSES

     This table describes the fees and expenses that you may pay if you buy and hold Shares of the Funds.(1)

                                                                  SPDR          SPDR
                                     SPDR           SPDR      DJ WILSHIRE   DJ WILSHIRE
                                  DJ WILSHIRE   DJ WILSHIRE    LARGE CAP     LARGE CAP
                                 TOTAL MARKET    LARGE CAP       GROWTH        VALUE
                                      ETF           ETF           ETF           ETF
                                 ------------   -----------   -----------   -----------
SHAREHOLDER FEES
(fees paid directly from your
  investment, but see "Purchase
  and Redemption of Creation
  Units" for a discussion of
  Creation and Redemption
  Transaction Fees)............      0.00%          0.00%         0.00%         0.00%
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted
  from the Fund's assets)(2)
  Management Fees..............      0.20%          0.20%         0.20%         0.20%
  Distribution and Service
     (12b-1) Fees..............      None           0.00%(3)      0.00%(3)      0.00%(3)
  Other Expenses(4)............      0.00%          0.00%         0.00%         0.00%
                                     ----           ----          ----          ----
TOTAL ANNUAL FUND OPERATING
  EXPENSES.....................      0.20%          0.20%         0.20%         0.20%
                                     ====           ====          ====          ====



--------

   (1) You will incur customary brokerage commissions when buying and selling Shares of the Funds.
   (2) Expressed as a percentage of average daily net assets.
   (3) The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to 0.25% of average daily net assets may be made, however, the Board has determined that no such payments will be made during the next 12 months of operation. Any forgone 12b-1 fees during the next 12 months will not be recoverable during any subsequent period.
   (4) The Trust's Investment Advisory Agreement provides that the Adviser will pay the operating expenses of the Trust, except for the management fees, distribution fees pursuant to a Distribution and Service (12b-1) Plan, if any, brokerage, taxes, interest, fees and expenses of the Independent Trustees (including any Trustee's counsel fees), litigation expenses and other extraordinary expenses. Other Expenses are therefore estimated to be less than 0.01% for the fiscal year ending June 30, 2008.

                                     SPDR          SPDR          SPDR          SPDR
                                 DJ WILSHIRE   DJ WILSHIRE   DJ WILSHIRE   DJ WILSHIRE
                                   MID CAP       MID CAP       MID CAP      SMALL CAP
                                     ETF        GROWTH ETF    VALUE ETF        ETF
                                 -----------   -----------   -----------   -----------
SHAREHOLDER FEES(1)
(fees paid directly from your
  investment,
  but see "Purchase and
  Redemption of
  Creation Units" for a
  discussion of
  Creation and Redemption
  Transaction
  Fees)........................      0.00%         0.00%         0.00%         0.00%
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted
  from the
  Fund's assets)(2)
  Management Fees..............      0.25%         0.25%         0.25%         0.25%
  Distribution and Service
     (12b-1) Fees(3)...........      0.00%         0.00%         0.00%         0.00%
  Other Expenses(4)............      0.00%         0.00%         0.00%         0.00%
                                     ----          ----          ----          ----
TOTAL ANNUAL FUND OPERATING
  EXPENSES.....................      0.25%         0.25%         0.25%         0.25%
                                     ====          ====          ====          ====




--------

   (1) You will incur customary brokerage commissions when buying and selling Shares of the Funds.
   (2)  Expressed as a percentage of average daily net assets.
   (3) The Funds have adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to 0.25% of average daily net assets may be made, however, the Board has determined that no such payments will be made during the next 12 months of operation. Any forgone 12b-1 fees during the next 12 months will not be recoverable during any subsequent period.
   (4) The Trust's Investment Advisory Agreement provides that the Adviser will pay the operating expenses of the Trust, except for the management fees, distribution fees pursuant to a Distribution and Service (12b-1) Plan, if any, brokerage, taxes, interest, fees and expenses of the Independent Trustees (including any Trustee's counsel fees), litigation expenses and other extraordinary expenses. Other Expenses are therefore estimated to be less than 0.01% for the fiscal year ending June 30, 2008.

                                       SPDR          SPDR         SPDR        DJ
                                   DJ WILSHIRE   DJ WILSHIRE   DJ GLOBAL   WILSHIRE
                                    SMALL CAP     SMALL CAP      TITANS      REIT
                                    GROWTH ETF    VALUE ETF       ETF         ETF
                                   -----------   -----------   ---------   --------
SHAREHOLDER FEES(1)
(fees paid directly from your
  investment,
  but see "Purchase and
  Redemption of
  Creation Units" for a
  discussion of
  Creation and Redemption
  Transaction
  Fees)..........................      0.00%         0.00%        0.00%      0.00%
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from
  the
  Fund's assets)(2)
  Management Fees................      0.25%         0.25%        0.50%      0.25%
  Distribution and Service (12b-
     1) Fees(3)..................      0.00%         0.00%        0.00%      0.00%
  Other Expenses(4)..............      0.00%         0.00%        0.00%      0.00%
                                       ----          ----         ----       ----
TOTAL ANNUAL FUND OPERATING
  EXPENSES.......................      0.25%         0.25%        0.50%      0.25%
                                       ====          ====         ====       ====




--------

   (1) You will incur customary brokerage commissions when buying and selling Shares of the Funds.

   (2)  Expressed as a percentage of average daily net assets.

   (3) The Funds have adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to 0.25% of average daily net assets may be made, however, the Board has determined that no such payments will be made during the next 12 months of operation. Any forgone 12b-1 fees during the next 12 months will not be recoverable during any subsequent period.

   (4) The Trust's Investment Advisory Agreement provides that the Adviser will pay the operating expenses of the Trust, except for the management fees, distribution fees pursuant to a Distribution and Service (12b-1) Plan, if any, brokerage, taxes, interest, fees and expenses of the Independent Trustees (including any Trustee's counsel fees), litigation expenses and other extraordinary expenses. Other Expenses are therefore estimated to be less than 0.01% for the fiscal year ending June 30, 2008.

                                                                        MORGAN
                                      KBW       KBW          KBW        STANLEY
                                     BANK     CAPITAL     INSURANCE   TECHNOLOGY
                                      ETF   MARKETS ETF      ETF          ETF
                                     ----   -----------   ---------   ----------
SHAREHOLDER FEES(1)
(fees paid directly from your
  investment,
  but see "Purchase and Redemption
  of
  Creation Units" for a discussion
  of
  Creation and Redemption
  Transaction
  Fees)............................  0.00%      0.00%        0.00%       0.00%
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from
  the
  Fund's assets)(2)
  Management Fees..................  0.35%      0.35%        0.35%       0.50%
  Distribution and Service (12b-1)
     Fees(3).......................  0.00%      0.00%        0.00%       0.00%
  Other Expenses(4)................  0.00%      0.00%        0.00%       0.00%
                                     ----       ----         ----        ----
TOTAL ANNUAL FUND OPERATING
  EXPENSES.........................  0.35%      0.35%        0.35%       0.50%
                                     ====       ====         ====        ====




--------

   (1) You will incur customary brokerage commissions when buying and selling Shares of the Funds.
   (2)  Expressed as a percentage of average daily net assets.
   (3) The Funds have adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to 0.25% of average daily net assets may be made, however, the Board has determined that no such payments will be made during the next 12 months of operation. Any forgone 12b-1 fees during the next 12 months will not be recoverable during any subsequent period.
   (4) The Trust's Investment Advisory Agreement provides that the Adviser will pay the operating expenses of the Trust, except for the management fees, distribution fees pursuant to a Distribution and Service (12b-1) Plan, if any, brokerage, taxes, interest, fees and expenses of the Independent Trustees (including any Trustee's counsel fees), litigation expenses and other extraordinary expenses. Other Expenses are therefore estimated to be less than 0.01% for the fiscal year ending June 30, 2008.

                                              SPDR S&P                 SPDR S&P
                                 SPDR S&P   AEROSPACE &   SPDR S&P    BUILDING &
                                 DIVIDEND     DEFENSE      BIOTECH   CONSTRUCTION
                                    ETF         ETF          ETF          ETF
                                 --------   -----------   --------   ------------
SHAREHOLDER FEES(1)
(fees paid directly from your
  investment,
  but see "Purchase and
  Redemption of
  Creation Units" for a
  discussion of
  Creation and Redemption
  Transaction
  Fees)........................    0.00%        0.00%       0.00%        0.00%
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted
  from the
  Fund's assets)(2)
  Management Fees..............    0.35%        0.35%       0.35%        0.35%
  Distribution and Service
     (12b-1) Fees(3)...........    0.00%        0.00%       0.00%        0.00%
  Other Expenses(4)............    0.00%        0.00%(5)    0.00%        0.00%(5)
                                   ----         ----        ----         ----
TOTAL ANNUAL FUND OPERATING
  EXPENSES.....................    0.35%        0.35%       0.35%        0.35%
                                   ====         ====        ====         ====




--------

   (1) You will incur customary brokerage commissions when buying and selling Shares of the Funds.
   (2)  Expressed as a percentage of average daily net assets.
   (3) The Funds have adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to 0.25% of average daily net assets may be made, however, the Board has determined that no such payments will be made during the next 12 months of operation. Any forgone 12b-1 fees during the next 12 months will not be recoverable during any subsequent period.
   (4) The Trust's Investment Advisory Agreement provides that the Adviser will pay the operating expenses of the Trust, except for the management fees, distribution fees pursuant to a Distribution and Service (12b-1) Plan, if any, brokerage, taxes, interest, fees and expenses of the Independent Trustees (including any Trustee's counsel fees), litigation expenses and other extraordinary expenses. Other Expenses are therefore estimated to be less than 0.01% for the fiscal year ending June 30, 2008.
   (5) The Fund had not commenced operations as of the date of this Prospectus. Other Expenses are estimates based on the expenses the Fund expects to incur for the fiscal year ending June 30, 2008.

                                  SPDR S&P   SPDR S&P     SPDR S&P      SPDR S&P
                                  COMPUTER   COMPUTER   HEALTH CARE   HEALTH CARE
                                  HARDWARE   SOFTWARE    EQUIPMENT      SERVICES
                                     ETF        ETF         ETF           ETF
                                  --------   --------   -----------   -----------
SHAREHOLDER FEES(1)
(fees paid directly from your
  investment,
  but see "Purchase and
  Redemption of
  Creation Units" for a
  discussion of
  Creation and Redemption
  Transaction
  Fees).........................    0.00%      0.00%        0.00%         0.00%
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from
  the
  Fund's assets)(2)
  Management Fees...............    0.35%      0.35%        0.35%         0.35%
  Distribution and Service (12b-
     1) Fees(3).................    0.00%      0.00%        0.00%         0.00%
  Other Expenses(4), (5)........    0.00%      0.00%        0.00%         0.00%
                                    ----       ----         ----          ----
TOTAL ANNUAL FUND OPERATING
  EXPENSES......................    0.35%      0.35%        0.35%         0.35%
                                    ====       ====         ====          ====




--------

   (1) You will incur customary brokerage commissions when buying and selling Shares of the Funds.
   (2)  Expressed as a percentage of average daily net assets.
   (3) The Funds have adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to 0.25% of average daily net assets may be made, however, the Board has determined that no such payments will be made during the next 12 months of operation. Any forgone 12b-1 fees during the next 12 months will not be recoverable during any subsequent period.
   (4) The Trust's Investment Advisory Agreement provides that the Adviser will pay the operating expenses of the Trust, except for the management fees, distribution fees pursuant to a Distribution and Service (12b-1) Plan, if any, brokerage, taxes, interest, fees and expenses of the Independent Trustees (including any Trustee's counsel fees), litigation expenses and other extraordinary expenses. Other Expenses are therefore estimated to be less than 0.01% for the fiscal year ending June 30, 2008.
   (5) The Fund had not commenced operations as of the date of this Prospectus. Other Expenses are estimates based on the expenses the Fund expects to incur for the fiscal year ending June 30, 2008.

                                                                         SPDR S&P
                                                            SPDR S&P    OIL & GAS
                                 SPDR S&P       SPDR S&P    METALS &   EQUIPMENT &
                               HOMEBUILDERS   LEISURETIME    MINING      SERVICES
                                    ETF           ETF          ETF         ETF
                               ------------   -----------   --------   -----------
SHAREHOLDER FEES(1)
(fees paid directly from your
  investment,
  but see "Purchase and
  Redemption of
  Creation Units" for a
  discussion of
  Creation and Redemption
  Transaction
  Fees)......................      0.00%          0.00%       0.00%        0.00%
ANNUAL FUND OPERATING
  EXPENSES
(expenses that are deducted
  from the
  Fund's assets)(2)
  Management Fees............      0.35%          0.35%       0.35%        0.35%
  Distribution and Service
     (12b-1) Fees(3).........      0.00%          0.00%       0.00%        0.00%
  Other Expenses(4)..........      0.00%          0.00%(5)    0.00%        0.00%
                                   ----           ----        ----         ----
TOTAL ANNUAL FUND OPERATING
  EXPENSES...................      0.35%          0.35%       0.35%        0.35%
                                   ====           ====        ====         ====




--------

   (1) You will incur customary brokerage commissions when buying and selling Shares of the Funds.
   (2)  Expressed as a percentage of average daily net assets.
   (3) The Funds have adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to 0.25% of average daily net assets may be made, however, the Board has determined that no such payments will be made during the next 12 months of operation. Any forgone 12b-1 fees during the next 12 months will not be recoverable during any subsequent period.
   (4) The Trust's Investment Advisory Agreement provides that the Adviser will pay the operating expenses of the Trust, except for the management fees, distribution fees pursuant to a Distribution and Service (12b-1) Plan, if any, brokerage, taxes, interest, fees and expenses of the Independent Trustees (including any Trustee's counsel fees), litigation expenses and other extraordinary expenses. Other Expenses are therefore estimated to be less than 0.01% for the fiscal year ending June 30, 2008.
   (5) The Fund had not commenced operations as of the date of this Prospectus. Other Expenses are estimates based on the expenses the Fund expects to incur for the fiscal year ending June 30, 2008.

                                  SPDR S&P       SPDR S&P
                                 OIL & GAS    OUTSOURCING &
                               EXPLORATION &        IT           SPDR S&P     SPDR S&P
                                 PRODUCTION     CONSULTING   PHARMACEUTICALS   RETAIL
                                    ETF            ETF             ETF           ETF
                               -------------  -------------  ---------------  --------
SHAREHOLDER FEES(1)
(fees paid directly from your
  investment,
  but see "Purchase and
  Redemption of
  Creation Units" for a
  discussion of
  Creation and Redemption
  Transaction
  Fees)......................       0.00%          0.00%           0.00%        0.00%
ANNUAL FUND OPERATING
  EXPENSES
(expenses that are deducted
  from the
  Fund's assets)(2)
  Management Fees............       0.35%          0.35%           0.35%        0.35%
  Distribution and Service
     (12b-1) Fees(3).........       0.00%          0.00%           0.00%        0.00%
  Other Expenses(4)..........       0.00%          0.00%(5)        0.00%        0.00%
                                    ----           ----            ----         ----
TOTAL ANNUAL FUND OPERATING
  EXPENSES...................       0.35%          0.35%           0.35%        0.35%
                                    ====           ====            ====         ====




--------

   (1) You will incur customary brokerage commissions when buying and selling Shares of the Funds.
   (2)  Expressed as a percentage of average daily net assets.
   (3) The Funds have adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to 0.25% of average daily net assets may be made, however, the Board has determined that no such payments will be made during the next 12 months of operation (first year of operation). Any forgone 12b-1 fees during the next 12 months will not be recoverable during any subsequent period.
   (4) The Trust's Investment Advisory Agreement provides that the Adviser will pay the operating expenses of the Trust, except for the management fees, distribution fees pursuant to a Distribution and Service (12b-1) Plan, if any, brokerage, taxes, interest, fees and expenses of the Independent Trustees (including any Trustee's counsel fees), litigation expenses and other extraordinary expenses. Other Expenses are therefore estimated to be less than 0.01% for the fiscal year ending June 30, 2008.
   (5) The Fund had not commenced operations as of the date of this Prospectus. Other Expenses are estimates based on the expenses the Fund expects to incur for the fiscal year ending June 30, 2008.

                                                                         KBW       KBW
                                SPDR S&P    SPDR S&P     SPDR S&P     REGIONAL  MORTGAGE
                             SEMICONDUCTOR   TELECOM  TRANSPORTATION   BANKING   FINANCE
                                  ETF          ETF          ETF          ETF       ETF
                             -------------  --------  --------------  --------  --------
SHAREHOLDER FEES(1)
(fees paid directly from
  your investment, but see
  "Purchase and Redemption
  of Creation Units" for a
  discussion of Creation
  and Redemption
  Transaction Fees)........       0.00%       0.00%        0.00%        0.00%     0.00%
ANNUAL FUND OPERATING
  EXPENSES
(expenses that are deducted
  from the Fund's
  assets)(2)
  Management Fees..........       0.35%       0.35%        0.35%        0.35%     0.35%
  Distribution and Service
     (12b-1) Fees(3).......       0.00%       0.00%        0.00%        0.00%     0.00%
  Other Expenses(4)........       0.00%       0.00%(5)     0.00%(5)     0.00%     0.00%(5)
                                  ----        ----         ----         ----      ----
TOTAL ANNUAL FUND OPERATING
  EXPENSES.................       0.35%       0.35%        0.35%        0.35%     0.35%
                                  ====        ====         ====         ====      ====




--------

   (1) You will incur customary brokerage commissions when buying and selling Shares of the Funds.
   (2)  Expressed as a percentage of average daily net assets.
   (3) The Funds have adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to 0.25% of average daily net assets may be made, however, the Board has determined that no such payments will be made during the next 12 months of operation (first year of operation). Any forgone 12b-1 fees during the next 12 months will not be recoverable during any subsequent period.
   (4) The Trust's Investment Advisory Agreement provides that the Adviser will pay the operating expenses of the Trust, except for the management fees, distribution fees pursuant to a Distribution and Service (12b-1) Plan, if any, brokerage, taxes, interest, fees and expenses of the Independent Trustees (including any Trustee's counsel fees), litigation expenses and other extraordinary expenses. Other Expenses are therefore estimated to be less than 0.01% for the fiscal year ending June 30, 2008.
   (5) The Fund had not commenced operations as of the date of this Prospectus. Other Expenses are estimates based on the expenses the Fund expects to incur for the fiscal year ending June 30, 2008.

                                     EXAMPLE

     This example is intended to help you compare the cost of investing in the Funds with the cost of investing in other funds. Each Fund sells and redeems Shares in Creation Units principally on an in-kind basis for portfolio securities of the relevant Index. SHARES IN LESS THAN CREATION UNIT AGGREGATIONS ARE NOT REDEEMABLE. An investor purchasing a Creation Unit on an in-kind basis would pay the following expenses on a $10,000 investment (payment with a deposit of securities included in the relevant Index), assuming a 5% annual return and that the Funds' operating expenses remain the same. INVESTORS SHOULD NOTE THAT THE PRESENTATION BELOW OF A $10,000 INVESTMENT IN A CREATION UNIT IS FOR ILLUSTRATION PURPOSES ONLY, AS SHARES WILL BE ISSUED BY THE FUNDS ONLY IN CREATION UNITS. FURTHER, THE RETURN OF 5% AND ESTIMATED EXPENSES ARE FOR ILLUSTRATION PURPOSES ONLY AND SHOULD NOT BE CONSIDERED INDICATIONS OF EXPECTED FUND EXPENSES OR PERFORMANCE, WHICH MAY BE GREATER OR LESSER THAN THE ESTIMATES.

                                         1      3       5       10
                                       YEAR   YEARS   YEARS   YEARS
                                       ----   -----   -----   -----
                                        ($)    ($)     ($)     ($)
SPDR DJ Wilshire Total Market ETF....   21      65     113     257
SPDR DJ Wilshire Large Cap ETF.......   21      65     113     257
SPDR DJ Wilshire Large Cap Growth
  ETF................................   21      65     113     257
SPDR DJ Wilshire Large Cap Value
  ETF................................   21      65     113     257
SPDR DJ Wilshire Mid Cap ETF.........   26      81     141     320
SPDR DJ Wilshire Mid Cap Growth ETF..   26      81     141     320
SPDR DJ Wilshire Mid Cap Value ETF...   26      81     141     320
SPDR DJ Wilshire Small Cap ETF.......   26      81     141     320
SPDR DJ Wilshire Small Cap Growth
  ETF................................   26      81     141     320
SPDR DJ Wilshire Small Cap Value
  ETF................................   26      81     141     320
SPDR DJ Global Titans ETF............   51     161     281     628
DJ Wilshire REIT ETF.................   26      81     141     320
KBW Bank ETF.........................   36     113     197     446
KBW Capital Markets ETF..............   36     113     197     446
KBW Insurance ETF....................   36     113     197     446
Morgan Stanley Technology ETF........   51     161     281     628
SPDR S&P Dividend ETF................   36     113     197     446
SPDR S&P Aerospace & Defense ETF.....   36     113     N/A     N/A
SPDR S&P Biotech ETF.................   36     113     197     446
SPDR S&P Building & Construction
  ETF................................   36     113     N/A     N/A
SPDR S&P Computer Hardware ETF.......   36     113     N/A     N/A
SPDR S&P Computer Software ETF.......   36     113     N/A     N/A

                                         1      3       5       10
                                       YEAR   YEARS   YEARS   YEARS
                                       ----   -----   -----   -----
                                        ($)    ($)     ($)     ($)
SPDR S&P Health Care Equipment ETF...   36     113     N/A     N/A
SPDR S&P Health Care Services ETF....   36     113     N/A     N/A
SPDR S&P Homebuilders ETF............   36     113     197     446
SPDR S&P LeisureTime ETF.............   36     113     N/A     N/A
SPDR S&P Metals & Mining ETF.........   36     113     197     446
SPDR S&P Oil & Gas Equipment &
  Services ETF.......................   36     113     197     446
SPDR S&P Oil & Gas Exploration &
  Production ETF.....................   36     113     197     446
SPDR S&P Outsourcing & IT Consulting
  ETF................................   36     113     N/A     N/A
SPDR S&P Pharmaceuticals ETF.........   36     113     197     446
SPDR S&P Retail ETF..................   36     113     197     446
SPDR S&P Semiconductor ETF...........   36     113     197     446
SPDR S&P Telecom ETF.................   36     113     N/A     N/A
SPDR S&P Transportation ETF..........   36     113     N/A     N/A
KBW Regional Banking ETF.............   36     113     197     446
KBW Mortgage Finance ETF.............   36     113     N/A     N/A

EXAMPLE -- BASED ON A CREATION UNIT

     Each Fund issues and redeems shares at net asset value only in large blocks of 50,000 shares or other aggregations thereof called Creation Units. Generally, only institutions or large investors purchase or redeem Creation Units. A standard transaction fee is charged to each creation or redemption of Creation Units as set forth in the table below. The fee is a single charge and will be the same regardless of the number of Creation Units purchased or redeemed on the same day. If a Creation Unit is purchased or redeemed outside the normal Clearing Process or for cash, an additional charge of up to three times the standard transaction fee will be charged. Investors who hold Creation Units will also pay the annual Fund operation expenses described earlier in this Prospectus under "Fees and Expenses." As of June 30, 2007, assuming a 5% return each year, the chart below provides total costs of a Creation Unit redeemed after one year, three years, five years and ten years. Funds not listed below had not commenced operations as of June 30, 2007.

                           APPROXIMATE
                             VALUE OF     CREATION    REDEMPTION
                             CREATION   TRANSACTION  TRANSACTION     1       3       5        10
FUND NAME                      UNIT         FEE          FEE       YEAR    YEARS   YEARS    YEARS
---------                  -----------  -----------  -----------  ------  ------  -------  -------
                               ($)          ($)          ($)        ($)     ($)     ($)      ($)
SPDR DJ Wilshire Total
  Market ETF.............  5,425,000       4,500        4,500     20,110  43,957   70,147  147,448
SPDR DJ Wilshire Large
  Cap ETF................  3,445,500       2,000        2,000     11,056  26,202   42,836   91,930
SPDR DJ Wilshire Large
  Cap Growth ETF.........  2,868,000       1,000        1,000      7,874  20,480   34,326   75,192
SPDR DJ Wilshire Large
  Cap Value ETF..........  4,388,500       1,000        1,000     10,988  30,278   51,464  113,996
SPDR DJ Wilshire Mid Cap
  ETF....................  3,131,500       2,000        2,000     12,015  29,204   48,066  103,639
SPDR DJ Wilshire Mid Cap
  Growth ETF.............  3,444,000       1,000        1,000     10,814  29,719   50,463  111,583
SPDR DJ Wilshire Mid Cap
  Value ETF..............  3,155,000       1,000        1,000     10,075  27,393   46,396  102,387
SPDR DJ Wilshire Small
  Cap ETF................  3,328,500       3,000        3,000     14,519  32,790   52,838  111,907
SPDR DJ Wilshire Small
  Cap Growth ETF.........  5,200,000       1,500        1,500     16,309  44,853   76,173  168,456
SPDR DJ Wilshire Small
  Cap Value ETF..........  3,750,500       1,500        1,500     12,599  33,186   55,776  122,335
SPDR DJ Global Titans
  ETF....................  3,955,500       1,000        1,000     22,222  65,438  112,631  250,498
DJ Wilshire REIT ETF.....  4,046,500       1,000        1,000     12,357  34,569   58,941  130,753
KBW Bank ETF.............  2,772,000         250          250     10,428  31,689   54,974  123,347
KBW Capital Markets ETF..  3,440,000         250          250     12,820  39,205   68,101  152,951
KBW Insurance ETF........  2,970,500         250          250     11,138  33,922   58,875  132,144
Morgan Stanley Technology
  ETF....................  3,095,000         500          500     16,823  50,638   87,564  195,439
SPDR S&P Dividend ETF....  3,128,500         250          250     11,704  35,700   61,980  139,146

                           APPROXIMATE
                             VALUE OF     CREATION    REDEMPTION
                             CREATION   TRANSACTION  TRANSACTION     1       3       5        10
FUND NAME                      UNIT         FEE          FEE       YEAR    YEARS   YEARS    YEARS
---------                  -----------  -----------  -----------  ------  ------  -------  -------
                               ($)          ($)          ($)        ($)     ($)     ($)      ($)
SPDR S&P Biotech ETF.....  2,546,500         250          250      9,620  29,152   50,042  112,853
SPDR S&P Homebuilders
  ETF....................  1,518,500         250          250      5,938  17,585   29,841   67,295
SPDR S&P Metals & Mining
  ETF....................  3,131,500         250          250     11,715  35,734   61,539  138,779
SPDR S&P Oil & Gas
  Equipment & Services
  ETF....................  1,845,000         250          250      7,108  21,259   36,257   81,765
SPDR S&P Oil & Gas
  Exploration &
  Production ETF.........  2,296,500         250          250      8,725  26,339   45,130  101,774
SPDR S&P Pharmaceuticals
  ETF....................  1,778,500         250          250      6,869  20,511   34,950   78,818
SPDR S&P Retail ETF......  2,177,000         250          250      8,297  24,994   42,781   96,478
SPDR S&P Semiconductor
  ETF....................  2,661,000         250          250     10,030  30,440   52,293  117,928
KBW Regional Banking
  ETF....................  2,295,000         250          250      8,719  26,322   45,100  101,708

                          ADDITIONAL INDEX INFORMATION

     DOW JONES WILSHIRE 5000 COMPOSITE INDEX. The Composite Index is a float-adjusted market capitalization weighted index that reflects shares of securities actually available to investors in the marketplace. The Composite Index, originally named the Wilshire 5000 Total Market Index, was first calculated by the founder of Wilshire Associates ("Wilshire") in 1974. In April of 2004 the Composite Index was co-branded by Dow Jones and Wilshire and at that time Dow Jones took over the calculation of the Composite Index.

     To be included in the Composite Index, an issue generally must be all of the following: (i) an equity issue (common stock, REIT or limited partnership);
(ii) a security that has its primary market listing in the U.S.; and (iii) a U.S. headquartered company.

     Except to account for stock splits and reverse splits, shares and float factors will not be adjusted for bulletin board and pink sheet stocks until they are returned to exchange listings. Companies that are re-listed as of the close of trading on the second Friday of each month will have their shares and float adjustments made at the same time as the monthly index additions and deletions, after the close of trading on the third Friday of each month.

     THE DOW JONES WILSHIRE LARGE CAP INDEX. The Large Cap Index is a float-adjusted market capitalization weighted index that reflects the shares of securities of the large cap portion of the Dow Jones Wilshire 5000 Composite Index actually available to investors in the marketplace. The Large Cap Index includes the components ranked 1-750 by full market capitalization.

     The composition of the Large Cap Index is reviewed semiannually, in March and December. New issues are added to the Large Cap Index on a monthly basis as new issues are added to the Composite Index and fall within the large cap portion. An issue is removed immediately if it fails to meet the inclusion requirement of the Composite Index (see above). Shares and float factors of the Large Cap Index are updated on a quarterly basis.

     THE DOW JONES WILSHIRE LARGE CAP GROWTH INDEX. The Large Cap Growth Index is a float-adjusted market capitalization weighted index that reflects the shares of securities of the large cap portion of the Dow Jones Wilshire 5000 Composite Index actually available to investors in the marketplace. The Large Cap Growth Index includes the components ranked 1-750 by full market capitalization and that are classified as "growth" based on six factors: (i) projected price-to-earnings ratio (P/E), (ii) projected earnings growth, (iii) price-to-book ratio, (iv) dividend yield, (v) trailing revenue growth, and (vi) trailing earnings growth.


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     The composition of the Large Cap Growth Index is reviewed semiannually, in
March and December. New issues are added to the Large Cap Growth Index on a monthly basis as new issues are added to the Composite Index and fall within the large cap portion. An issue is removed immediately if it fails to meet the inclusion requirement of the Composite Index (see above). Shares and float factors of the Large Cap Growth Index are updated on a quarterly basis.

     THE DOW JONES WILSHIRE LARGE CAP VALUE INDEX. The Large Cap Value Index is a float-adjusted market capitalization weighted index that reflects the shares of securities of the large cap portion of the Dow Jones Wilshire 5000 Composite Index actually available to investors in the marketplace. The Large Cap Value Index includes the components ranked 1-750 by full market capitalization and that are classified as "value" based on six factors: (i) projected price-to-earnings ratio (P/E), (ii) projected earnings growth, (iii) price-to-book ratio,
(iv) dividend yield, (v) trailing revenue growth, and (vi) trailing earnings growth.

     The composition of the Large Cap Value Index is reviewed semiannually, in March and December. New issues are added to the Large Cap Value Index on a monthly basis as new issues are added to the Composite Index and fall within the large cap portion. An issue is removed immediately if it fails to meet the inclusion requirement of the Composite Index (see above). Shares and float factors of the Large Cap Value Index are updated on a quarterly basis.

     THE DOW JONES WILSHIRE MID CAP INDEX. The Mid Cap Index is a float-adjusted market capitalization weighted index that reflects the shares of securities of the mid cap portion of the Dow Jones Wilshire 5000 Composite Index actually available to investors in the marketplace. The Mid Cap Index includes the components ranked 501-1000 by full market capitalization.

     The composition of the Mid Cap Index is reviewed semiannually, in March and December. New issues are added to the Mid Cap Index on a monthly basis as new issues are added to the Composite Index and fall within the mid cap portion. An issue is removed immediately if it fails to meet the inclusion requirement of the Composite Index (see above). Shares and float factors of the Mid Cap Index are updated on a quarterly basis.

     THE DOW JONES WILSHIRE MID CAP GROWTH INDEX. The Mid Cap Growth Index is a float-adjusted market capitalization weighted index that reflects the shares of securities of the mid cap portion of the Dow Jones Wilshire 5000 Composite Index actually available to investors in the marketplace. The Mid Cap Growth Index includes the components ranked 501-1000 by full market capitalization and that are classified as "growth" based on six factors: (i) projected price-to-earnings ratio (P/E), (ii) projected earnings growth, (iii) price-to-book

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ratio, (iv) dividend yield, (v) trailing revenue growth, and (vi) trailing earnings growth.

     The composition of the Mid Cap Growth Index is reviewed semiannually, in March and December. New issues are added to the Mid Cap Growth Index on a monthly basis as new issues are added to the Composite Index and fall within the mid cap portion. An issue is removed immediately if it fails to meet the inclusion requirement of the Composite Index (see above). Shares and float factors of the Mid Cap Growth Index are updated on a quarterly basis.

     THE DOW JONES WILSHIRE MID CAP VALUE INDEX. The Mid Cap Value Index is a float-adjusted market capitalization weighted index that reflects the shares of securities of the mid cap portion of the Dow Jones Wilshire 5000 Composite Index actually available to investors in the marketplace. The Mid Cap Value Index includes the components ranked 501-1000 by full market capitalization and that are classified as "value" based on six factors: (i) projected price-to-earnings ratio (P/E), (ii) projected earnings growth, (iii) price-to-book ratio, (iv) dividend yield, (v) trailing revenue growth, and (vi) trailing earnings growth.

     The composition of the Mid Cap Value Index is reviewed semiannually, in March and December. New issues are added to the Mid Cap Value Index on a monthly basis as new issues are added to the Composite Index and fall within the mid cap portion. An issue is removed immediately if it fails to meet the inclusion requirement of the Composite Index (see above). Shares and float factors of the Mid Cap Value Index are updated on a quarterly basis.

     THE DOW JONES WILSHIRE SMALL CAP INDEX. The Small Cap Index is a float-adjusted market capitalization weighted index that reflects the shares of securities of the small cap portion of the Dow Jones Wilshire 5000 Composite Index actually available to investors in the marketplace. The Small Cap Index includes the components ranked 751-2500 by full market capitalization.

     The composition of the Small Cap Index is reviewed semiannually, in March and December. New issues are added to the Small Cap Index on a monthly basis as new issues are added to the Composite Index and fall within the small cap portion. An issue is removed immediately if it fails to meet the inclusion requirement of the Composite Index (see above). Shares and float factors of the Small Cap Index are updated on a quarterly basis.

     THE DOW JONES WILSHIRE SMALL CAP GROWTH INDEX. The Small Cap Growth Index is a float-adjusted market capitalization weighted index that reflects the shares of securities of the small cap portion of the Dow Jones Wilshire 5000 Composite Index actually available to investors in the marketplace. The Small Cap Growth Index includes the components ranked 751-2500 by full market capitalization and that are classified as "growth" based on

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six factors: (i) projected price-to-earnings ratio (P/E), (ii) projected earnings growth, (iii) price-to-book ratio, (iv) dividend yield, (v) trailing revenue growth, and (vi) trailing earnings growth.

     The composition of the Small Cap Growth Index is reviewed semiannually, in March and December. New issues are added to the Small Cap Growth Index on a monthly basis as new issues are added to the Composite Index and fall within the small cap portion. An issue is removed immediately if it fails to meet the inclusion requirement of the Composite Index (see above). Shares and float factors of the Small Cap Growth Index are updated on a quarterly basis.

     THE DOW JONES WILSHIRE SMALL CAP VALUE INDEX. The Small Cap Value Index is a float-adjusted market capitalization weighted index that reflects the shares of securities of the small cap portion of the Dow Jones Wilshire 5000 Composite Index actually available to investors in the marketplace. The Small Cap Value Index includes the components ranked 751-2500 by full market capitalization and that are classified as "value" based on six factors: (i) projected price-to-earnings ratio (P/E), (ii) projected earnings growth, (iii) price-to-book ratio,
(iv) dividend yield, (v) trailing revenue growth, and (vi) trailing earnings growth.

     The composition of the Small Cap Value Index is reviewed semiannually, in March and December. New issues are added to the Small Cap Value Index on a monthly basis as new issues are added to the Composite Index and fall within the small cap portion. An issue is removed immediately if it fails to meet the inclusion requirement of the Composite Index (see above). Shares and float factors of the Small Cap Value Index are updated on a quarterly basis.

     THE DOW JONES GLOBAL TITANS 50 INDEX (U.S. CLOSE). The Global Titans Index is composed of 50 component stocks, which are chosen by Dow Jones. The stock must, in the opinion of Dow Jones, meet all four of the following criteria to qualify as a candidate for the index: (1) it must be a well established company with a solid financial situation and a broad client base; (2) it must be well known to global investors for either its long history of success or its widely used products or services; (3) it must be a market leader in its industry with either a dominant position or a competitive advantage; and, (4) it must be among the largest of blue-chip companies in the global arena. In constructing the Global Titans Index, a unique multi-factor methodology is adopted as further described in the Statement of Additional Information ("SAI"). Investors should also be aware that Dow Jones has retained editorial control over the Global Titans Index and has reserved the right to modify the Index and/or its methodology at any time.

     THE DOW JONES WILSHIRE REIT INDEX. The REIT Index is comprised of companies whose charters are the equity ownership and operation of

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commercial real estate and which operate under the REIT Act of 1960. The REIT
Index is generally rebalanced monthly, and returns are calculated on a buy and hold basis except as necessary to reflect the occasional occurrence of Index changes in the middle of the month. The inclusion of a REIT in the REIT Index in no way implies that Dow Jones Indexes believes the stock to be an attractive investment, nor are Dow Jones Indexes a sponsor or in any way affiliated with the DJ Wilshire REIT ETF. Each REIT in the REIT Index is weighted by its float-adjusted market capitalization. That is, each security is weighted to reflect the attainable market performance of the security which reflects that portion of securities shares that are accessible to investors.

     KBW BANK INDEX. The Bank Index is a float adjusted modified-market capitalization-weighted index that seeks to reflect the performance of publicly traded companies that do business as banks or thrifts. The Bank Index is currently comprised of common stocks of national money centers and leading regional banks or thrifts listed on the NYSE or another U.S. national securities exchange, or NASDAQ/National Market System ("NMS"). The Bank Index components are selected to provide appropriate representation of the industry's sub-sectors.

     In October 1991, the Bank Index was established and set to a benchmark value of 250. The Bank Index underwent a 10:1 split in March 2004 and the calculation methodology was changed from market capitalization weighted to modified-market capitalization-weighted in October 2004. Bank Index values are disseminated to market data vendors and other public market media every 15 seconds during each trading day from approximately 9:30 a.m. to at least 4:02 p.m. Eastern Time. Calculations of the Bank Index values are made by a third party vendor.

     KBW CAPITAL MARKETS INDEX. The Capital Markets Index is a float adjusted modified-market capitalization-weighted index that seeks to reflect the performance of U.S. publicly traded companies that do business as broker-dealers, asset managers, trust and custody banks or exchanges. The Capital Markets Index is currently comprised of leading companies active in the U.S. capital markets that are listed on the NYSE, or another U.S. national securities exchange, or NASDAQ/NMS.

     In November 2004, the Capital Markets Index was established and set to a benchmark value of 200 as of the close of trading on December 31, 2003. Historical Capital Markets Index calculations are provided from January 1, 2004. Capital Markets Index values are disseminated to market data vendors and other public market media every 15 seconds during each trading day from approximately 9:30 a.m. to at least 4:02 p.m. Eastern Time. Calculations of the Capital Markets Index values are made by a third party vendor.


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     KBW INSURANCE INDEX.  The Insurance Index is a float adjusted modified-
market capitalization-weighted index. It is currently comprised of leading companies active in the U.S. insurance industry that are listed on the NYSE, or another U.S. national securities exchange, or NASDAQ/NMS. Insurance Index components account for approximately three-quarters of the market capitalization of the entire U.S. public insurance company universe. In addition, Insurance Index components are selected to provide appropriate representation of the industry's diverse sub-sectors, including personal and commercial lines, property/casualty insurance, life insurance, reinsurance, insurance brokerage and financial guarantee.

     In December 2002, the Insurance Index was established and set to a benchmark value of 100. The Insurance Index commenced trading on September 3, 2003. The Insurance Index calculation methodology was changed from price weighted to modified-market capitalization-weighted in October 2004. Insurance Index values are disseminated to market data vendors and other public market media every 15 seconds during each trading day from approximately 9:30 a.m. to at least 4:02 p.m. Eastern Time. Calculations of the Insurance Index values are made by a third party vendor.

     KBW REGIONAL BANKING INDEX. The Regional Banking Index is an equal-weighted index that seeks to reflect the performance of publicly traded companies that do business as regional banks or thrifts. The Regional Banking Index is currently comprised of common stocks of leading regional banks or thrifts listed on the NYSE or another U.S. national securities exchange, or NASDAQ/NMS. The Regional Banking Index components are selected to provide appropriate representation of the industry's sub-sectors.

     The Regional Banking Index is calculated as an equal-weighted index, meaning that each of the component stocks represented in the index has an equal weight and equal market capitalization. All the stocks in the Regional Banking Index are assigned maximum initial weights equal to the lesser of their actual capitalization weight or 2% in the reconstituted index. Based on capitalizations as of the close on the Monday before the third Saturday of the first month in each calendar quarter, the Regional Banking Index re-balancing will be calculated according to the following rules:

     (1) If any of the institutions' index weightings have increased beyond 3.0%, their weighting will be reduced to a maximum of 2.0% in the quarterly rebalancing.

     (2) If any of the institutions' index weightings have dropped below 1.0%, their weightings will be increased to 2.0% in the rebalancing.


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     (3) Any excess weighting available will be reallocated to the smaller institutions and any weighting needed to increase weighting in the larger institutions will be taken from the smaller institutions in the same manner as in the initial allocation at the time of the rebalancing.

     (4) The rebalancing will be implemented at the close on the Friday before the third Saturday of the first month in each calendar quarter.

     KBW MORTGAGE FINANCE INDEX. The Mortgage Index is a float adjusted modified-market capitalization-weighted index (the constitution of the index is adjusted to reflect the publicly available stock in the market and to reflect certain proprietary capitalized weightings) that seeks to reflect the performance of the broad and diverse U.S. mortgage finance industry of publicly traded companies. The Mortgage Index is currently comprised of common stocks listed on the NYSE or another U.S. national securities exchange, or NASDAQ/NMS. The companies comprising the Mortgage Index were selected to provide a representation of the mortgage industry's diverse sub sectors, including pure mortgage players, mortgage insurers, and banks and thrifts that have considerable mortgage loan portfolios in the U.S.

     The four largest stocks included in the Mortgage Index were assigned maximum initial weights equal to the lesser of their actual capitalization weight or 10% in the reconstituted Mortgage Index. All other stocks with a capitalization weight of more than 4.5% were assigned initial weights of 4.5% in the reconstituted Mortgage Index. All companies with capitalization weights under 4.5% share equally in the weight available for redistribution, but none of these companies was assigned an initial weight of more than 4.5%. Current percentage weights will be adjusted on a quarterly basis, taking into account weight adjustments due to stock repurchases, secondary offerings or other corporate actions, mergers and Mortgage Index composition changes.

     Based on capitalizations as of the close of business on the NYSE on the Monday before the third Saturday of the last month in each calendar quarter, the Mortgage Index re-balancing will be calculated according to the following rules. Such quarterly examination will result in an Index rebalancing if either one or both of the following two weight distribution requirements are not met:

     (1) the current weight of the single largest market capitalization Index Security must be less than or equal to 12.5%; and

     (2) the "collective weight" of those Index Securities whose individual current weights are in excess of 5%, when added together, must be less than or equal to 48.0%. The weights of all stocks greater than 10% will be scaled down proportionately for the "collective weight," so adjusted, to be set to 40.0%.


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     The aggregate weight reduction among the stocks resulting from either or both of the above rescaling is then redistributed to the other stocks in an iterative manner until the accumulated increase in weight among the remaining securities exactly equals the aggregate weight reduction among the stocks from rebalancing in accordance with weight distribution requirement (1) and/or weight distribution requirement (2). In addition, a special rebalancing may be conducted, if it is determined necessary to maintain the integrity of the Index.

     The rebalancing will be implemented at the close of business on the NYSE on the Friday before the third Saturday of the last month in each calendar quarter. An Index Committee makes decisions with respect to any changes in the Mortgage Index. The Index Committee is required to meet quarterly to review the composition of the Mortgage Index.

     THE MORGAN STANLEY TECHNOLOGY INDEX. The Technology Index is composed purely of electronics-based technology companies. The Technology Index was the first listed broad-market technology barometer dedicated exclusively to the electronics-based technology industry. The Technology Index comprises companies drawn from the following technology sub-sectors: computer services; design software; server software, PC software and new media; networking and telecom equipment; server hardware, PC hardware and peripherals; specialized systems; and semiconductors. The Exchange calculates the Technology Index. Morgan Stanley & Co. Incorporated acts as consultant to the Exchange in connection with the Exchange's maintenance of the Technology Index. The Technology Index is equal-dollar-weighted to ensure that each of its component securities is represented in approximate equal dollar value. To ensure that each component stock continues to represent approximate equal market value in the Technology Index, adjustments, if necessary, are made annually after the close of trading on the third Friday of December.

     THE S&P HIGH YIELD DIVIDEND ARISTOCRATS INDEX. The Dividend Index is comprised of the 50 highest dividend yielding constituents of the stocks of the S&P Composite 1500(R) Index that have increased dividends every year for at least 25 consecutive years. These stocks have both capital growth and dividend income characteristics, as opposed to stocks that are pure yield, or pure capital oriented.

     Stocks within the Dividend Index are weighted by indicated yield (annualized gross dividend payment per share divided by price per share) and weight-adjusted each quarter. The Dividend Index components are reviewed annually in December for continued inclusion in the Index. A component stock may be removed from the Index if 1) during the year-end review, dividends did not increase from the previous year, 2) at any time during the year, a company is removed from the S&P Composite 1500 Index, 3) a company's market cap or

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trading volume is below minimum thresholds, or 4) a company falls out of the top
50 of index eligible companies in terms of indicated dividend yield.

     During each quarterly re-weighting, component companies are ranked in order of indicated yield. Companies that have a market cap or trading volume below minimum thresholds, which are reviewed from time to time, are excluded. An Index constituent that ranks in the top 60 in terms of indicated yield retains its index membership as one of the Dividend Index's 50 constituents. If one or more member stocks fall out of the top 60 in rank, then those stocks are removed and other stocks are added, in order of decreasing dividend yield, until the number of constituents again reaches 50.

     THE S&P(R) SELECT INDUSTRY INDEXES. The S&P(R) Aerospace & Defense Select Industry Index, the S&P(R) Biotechnology Select Industry Index, the S&P(R) Building & Construction Select Industry Index, the S&P(R) Computer Hardware Select Industry Index, the S&P(R) Computer Software Select Industry Index, the S&P(R) Health Care Equipment Select Industry Index, the S&P(R) Health Care Services Select Industry Index, the S&P(R) Homebuilders Select Industry Index, the S&P(R) LeisureTime Select Industry Index, the S&P(R) Metals & Mining Select Industry Index, the S&P(R) Oil & Gas Equipment & Services Select Industry Index, the S&P(R) Oil & Gas Exploration & Production Select Industry Index, the S&P(R) Outsourcing & IT Consulting Select Industry Index, the S&P(R) Pharmaceuticals Select Industry Index, the S&P(R) Retail Select Industry Index, the S&P(R) Semiconductor Select Industry Index, the S&P(R) Telecom Select Industry Index and the S&P(R) Transportation Select Industry Index are eighteen (18) of the S&P(R) Select Industry Indexes (the "Select Industry Indexes"). The Select Industry Indexes are designed to measure the performance of narrow sub-industries determined based on the Global Industry Classification Standards ("GICS"). Membership in the Select Industry Indexes is based on the GICS classification, as well as liquidity and market cap requirements. Companies in the Select Industry Indexes are classified based primarily on revenues; however, earnings and market perception are also considered.

     Each Select Industry Index consists of the S&P(R) Total Market Index ("S&P(R) TMI") constituents belonging to the particular GICS sub-industry (e.g., Aerospace & Defense) that satisfy the following criteria:

     - Rank within the 90th percentile of the float-adjusted market capitalization of the GICS sub-industry; and

     - Have a liquidity ratio (defined by dollar value traded over the previous 12 months divided by average market capitalization over the previous 12 months) greater than 30% (the "liquidity threshold"). The length of time to evaluate liquidity is reduced to the available trading period for

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       initial public offerings or spin-offs that do not have 12 months of trading history.

     If the above process does not produce at least 21 eligible stocks, the following steps are taken:

     - Stocks ranking below the 90th percentile in the sub-industry, but having a float adjusted market capitalization above a $1 billion (the market capitalization threshold) and which meet the liquidity threshold are included in order of their market capitalization until the count reaches 21.

     - If the count is still less than 21, stocks from a supplementary list of highly correlated sub-industries that meet the market capitalization and liquidity thresholds are included in order of their float adjusted market capitalization.

     The market capitalization threshold and the liquidity threshold are each reviewed from time to time based on market conditions. Rebalancing occurs on the third Friday of the quarter ending month.

     Constituents in the Select Industry Indexes are members of the S&P TMI. Thus, all constituents of the Select Industry Indexes must meet the S&P TMI inclusion criteria as set forth in the SAI.

                   ADDITIONAL INVESTMENT STRATEGIES, RISKS AND
                              OTHER CONSIDERATIONS

                        ADDITIONAL INVESTMENT STRATEGIES

     Each Fund may invest its remaining assets in money market instruments, including repurchase agreements, or funds that invest exclusively in money market instruments, including affiliated money market funds (subject to applicable limitations under the 1940 Act); convertible securities; structured notes (notes on which the amount of principal repayment and interest payments are based on the movement of one or more specified factors such as the movement of a particular security or index) and options and futures contracts. Options, futures contracts, convertible securities and structured notes may be used by a Fund in seeking performance that corresponds to its benchmark Index and in managing cash flows. Each Fund will not take temporary defensive positions. The Adviser anticipates that, under normal circumstances, it may take approximately five business days for additions and deletions to an Index to be reflected in the portfolio composition of each Fund.

     Borrowing Money. Each Fund may borrow money from a bank up to a limit of 10% of the value of its assets, but only for temporary or emergency purposes.


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     Lending Securities.  Each Fund may lend securities from its holdings via a securities lending program through State Street Bank & Trust Company ("State Street") to brokers, dealers and other financial institutions desiring to borrow securities to complete transactions and for other purposes. A securities lending program allows a Fund to receive a portion of the income generated by lending its securities and investing the respective collateral. A Fund will receive cash collateral for each loaned security which is marked to market each trading day. In the securities lending program, the borrower generally has the right to vote the loaned securities, however a Fund may call loans to vote proxies if a material issue affecting the investment is to be voted upon. Such loans may be terminated at any time by a Fund.

                                ADDITIONAL RISKS

     Trading Issues. Although Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for such Shares will develop or be maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to Exchange "circuit breaker" rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

     Fluctuation of Net Asset Value. The net asset value of the Shares will generally fluctuate with changes in the market value of the Fund's securities holdings. The market prices of Shares will generally fluctuate in accordance with changes in each Fund's net asset value and supply and demand of Shares on the Exchange. It cannot be predicted whether Shares will trade below, at or above their net asset value. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the stocks of the Index trading individually or in the aggregate at any point in time. However, given that Shares can be created and redeemed in Creation Units (unlike shares of many closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their net asset value), the Adviser believes that large discounts or premiums to the net asset value of Shares should not be sustained. While the creation/redemption feature is designed to make it likely that Shares normally will trade close to the applicable Fund's net asset value, disruptions to creations and redemptions may result in trading prices that differ significantly from such Fund's net asset value.


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     Lending of Securities.  Although each Fund will receive collateral in connection with all loans of its securities holdings, a Fund would be exposed to a risk of loss should a borrower default on its obligation to return the borrowed securities (e.g., the loaned securities may have appreciated beyond the value of the collateral held by such Fund). In addition, each Fund will bear the risk of loss of any cash collateral that it may invest.

     Continuous Offering. The method by which Creation Units are purchased and traded may raise certain issues under applicable securities laws. Because new Creation Units are issued and sold by the Funds on an ongoing basis, at any point a "distribution," as such term is used in the Securities Act of 1933, as amended (the "Securities Act"), may occur.

     Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery and liability provisions of the Securities Act.

     For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the principal underwriter, breaks them down into individual Shares, and sells such Shares directly to customers, or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to categorization as an underwriter.

     Broker-dealer firms should also note that dealers who are not "underwriters" but are effecting transactions in Shares, whether or not participating in the distribution of Shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available with respect to such transactions as a result of Section 24(d) of the 1940 Act. The Trust, however, has received exemptive relief from Section 4(3) of the Securities Act. Dealers who are not underwriters are exempt from the prospectus delivery obligations, subject to certain terms and conditions which have been set forth in a SEC exemptive order issued to the Trust.


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                              OTHER CONSIDERATIONS

     Distribution and Service Plan. Each Fund (except for the SPDR DJ Wilshire Total Market ETF) has adopted a Distribution and Service Plan under Rule 12b-1 of the 1940 Act pursuant to which payments of up to 0.25% of average daily net assets may be made for the sale and distribution of its Shares. No payments pursuant to the Distribution and Service Plan will be made for at least the next twelve (12) months of operation. Because these fees would be paid out of the Funds' assets on an on-going basis, if payments are made in the future, these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

                                   MANAGEMENT

     Adviser. SSgA Funds Management, Inc. serves as the Adviser to the Funds and, subject to the supervision of the Board, is responsible for the investment management of each Fund. The Adviser provides an investment management program for each Fund and manages the investment of each Fund's assets. The Adviser and other affiliates of State Street Corporation make up State Street Global Advisors ("SSgA"), the investment management arm of State Street Corporation. As of September 30, 2007, the Adviser managed approximately $140 billion in assets. As of September 30, 2007, SSgA managed approximately $1.99 trillion in assets, including approximately $347 billion in equity index funds. The Adviser's principal business address is State Street Financial Center, One Lincoln Street, Boston, Massachusetts 02111.

     For the services provided to the Funds under the Investment Advisory Agreement, for the fiscal year ended June 30, 2007, each Fund paid the Adviser the annual fees based on a percentage of each Fund's average daily net assets as set forth below:

SPDR DJ Wilshire Total Market ETF................  0.20%
SPDR DJ Wilshire Large Cap ETF...................  0.20%
SPDR DJ Wilshire Large Cap Growth ETF............  0.20%
SPDR DJ Wilshire Large Cap Value ETF.............  0.20%
SPDR DJ Wilshire Mid Cap ETF.....................  0.25%
SPDR DJ Wilshire Mid Cap Growth ETF..............  0.25%
SPDR DJ Wilshire Mid Cap Value ETF...............  0.25%
SPDR DJ Wilshire Small Cap ETF...................  0.25%
SPDR DJ Wilshire Small Cap Growth ETF............  0.25%
SPDR DJ Wilshire Small Cap Value ETF.............  0.25%
SPDR DJ Global Titans ETF........................  0.50%

DJ Wilshire REIT ETF.............................  0.25%
KBW Bank ETF.....................................  0.35%
KBW Capital Markets ETF..........................  0.35%
KBW Insurance ETF................................  0.35%
Morgan Stanley Technology ETF....................  0.50%
SPDR S&P Dividend ETF............................  0.35%
SPDR S&P Aerospace & Defense ETF*................  0.35%
SPDR S&P Biotech ETF.............................  0.35%
SPDR S&P Building & Construction ETF*............  0.35%
SPDR S&P Computer Hardware ETF*..................  0.35%
SPDR S&P Computer Software ETF*..................  0.35%
SPDR S&P Health Care Equipment ETF*..............  0.35%
SPDR S&P Health Care Services ETF*...............  0.35%
SPDR S&P Homebuilders ETF........................  0.35%
SPDR S&P LeisureTime ETF*........................  0.35%
SPDR S&P Metals & Mining ETF.....................  0.35%
SPDR S&P Oil & Gas Equipment & Services ETF......  0.35%
SPDR S&P Oil & Gas Exploration & Production ETF..  0.35%
SPDR S&P Outsourcing & IT Consulting ETF*........  0.35%
SPDR S&P Pharmaceuticals ETF.....................  0.35%
SPDR S&P Retail ETF..............................  0.35%
SPDR S&P Semiconductor ETF.......................  0.35%
SPDR S&P Telecom ETF*............................  0.35%
SPDR S&P Transportation ETF*.....................  0.35%
KBW Regional Banking ETF.........................  0.35%
KBW Mortgage Finance ETF*........................  0.35%


--------

* Fund had not commenced operation as of June 30, 2007.

     From time to time, the Adviser may waive all or a portion of its fee. The Adviser pays all expenses of each Fund other than the management fee, distribution fees pursuant to each Fund's Distribution and Service Plan, if any, brokerage, taxes, interest, fees and expenses of the Independent Trustees (including any Trustee's counsel fees), litigation expenses and other extraordinary expenses.

     Investment Sub-Adviser -- DJ Wilshire REIT ETF. Pursuant to the Advisory Agreement between the DJ Wilshire REIT ETF and the Adviser, the Adviser is authorized to engage one or more sub-advisers for the performance of any of the services contemplated to be rendered by the Adviser. The Adviser has retained The Tuckerman Group LLC ("Tuckerman"), an affiliate of the Adviser, as sub-adviser, to be responsible for the day to day management of the DJ Wilshire REIT ETF's investments, subject to supervision of the Adviser and the Board. The Adviser will provide administrative, compliance and general management services to the Fund. Since its organization on April 28, 1999, Tuckerman has provided investment management services to institutional investors and other mutual funds. As of September 30, 2007, Tuckerman managed approximately $7.8 billion in assets. Tuckerman's principal business address is Four International Drive, Suite 230, Rye Brook, New York 10573.

     In accordance with the Sub-Advisory Agreement between the Adviser and Tuckerman, the Adviser pays Tuckerman a fee based on the Fund's average daily net assets. The Fund is not responsible for the fees paid to Tuckerman.

     A discussion regarding the Board's consideration of the Investment Advisory Agreement and Sub-Advisory Agreement can be found in the Trust's Semi-Annual Report to Shareholders for the period ended December 31, 2006.

     Portfolio Managers. The Adviser, and with respect to the DJ Wilshire REIT ETF, Tuckerman, manage the Funds using a team of investment professionals. The team approach is used to create an environment that encourages the flow of investment ideas. The portfolio managers within each team work together in a cohesive manner to develop and enhance techniques that drive the investment process for the respective investment strategy. This approach requires portfolio managers to share a variety of responsibilities including investment strategy and analysis while retaining responsibility for the implementation of the strategy within any particular portfolio. The approach also enables the team to draw upon the resources of other groups within SSgA. Each portfolio management team is overseen by the SSgA Investment Committee.

     Key professionals primarily involved in the day-to-day portfolio management for each of the Funds, except for the DJ Wilshire REIT ETF, include Lynn Blake and John Tucker. Amos J. Rogers III and Murat Sensoy are the portfolio managers for the DJ Wilshire REIT ETF.

LYNN BLAKE
     Ms. Blake, CFA, is a Principal of SSgA and the Adviser. She joined the firm in 1987 and is the Head of Non-US Markets in the Global Structured Products Group. Ms. Blake received a Bachelor of Science degree from the School of Management at Boston College and an MBA degree in Finance from Northeastern University. She is a member of the Boston Security Analysts Society.

JOHN TUCKER
     Mr. Tucker, CFA, is a Principal of SSgA and the Adviser. He joined the firm in 1988 and is a Unit Head for the firm's Exchange Traded Funds Management Team. Mr. Tucker received a BA in Economics from Trinity College and an MS in Finance from Boston College. He is a member of the Boston Security Analysts Society and the CFA Institute.

     DJ Wilshire REIT ETF Portfolio Management Team:

AMOS ROGERS
     Mr. Rogers is Managing Director of the Tuckerman Group with nearly 15 years commercial real estate lending, investment and asset management experience. He has been with the Tuckerman group since 2003. He leads the real estate securities business and is the portfolio manager for the REIT investment strategies. Prior to joining the Tuckerman Group, he spent eight years at Citicorp, holding various positions in the real estate division. Mr. Rogers received his undergraduate degree form Clarkson University, and holds a Master of Science degree in management with a concentration in real estate finance from the M.I.T. -- Sloan School of Management.

MURAT SENSOY
     Mr. Sensoy, CFA, is a portfolio manager for the Tuckerman Group and a member of the portfolio management team responsible for managing the fund. Prior to joining The Tuckerman Group in 2003, he worked as an international credit analyst for State Street Bank since 1996. He performs fundamental analysis on REIT securities and assists in the creation and modification of model REIT portfolios. Mr. Sensoy received a BA in economics from University of New Hampshire and holds a Masters degree in Financial Economics from Boston University. He is a member of the CFA Institute and Boston Security Analyst Society.

     Additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the Funds is available in the SAI.

     Administrator, Custodian and Transfer Agent. State Street, part of State Street Corporation, is the Administrator for the Funds, the Custodian for each Fund's assets and serves as Transfer Agent to the Funds.

     Lending Agent. State Street may act as a lending agent for the Funds. For its services, the lending agent would typically receive a portion of the net investment income, if any, earned on the collateral for the securities loaned.

     Distributor. State Street Global Markets, LLC, part of State Street Corporation, is the Distributor of the Funds' Shares. The Distributor will not distribute Shares in less than Creation Units, and it does not maintain a secondary market in the Shares. The Distributor may enter into selected dealer agreements with other broker-dealers or other qualified financial institutions for the sale of Creation Units of Shares.

                           INDEX LICENSES/DISCLAIMERS

     Dow Jones Wilshire Indexes. "Dow Jones" "Wilshire," "Dow Jones Wilshire Large Cap Index," "Dow Jones Wilshire Large Cap Growth Index," "Dow Jones Large Cap Value Index," "Dow Jones Wilshire Mid Cap Index," "Dow Jones Wilshire Mid Cap Growth Index," "Dow Jones Wilshire Mid Cap Value Index," "Dow Jones Wilshire Small Cap Index," "Dow Jones Wilshire Small Cap Growth Index," "Dow Jones Wilshire Small Cap Value Index," "Dow Jones Wilshire Global Titans 50 Index," "Dow Jones Wilshire REIT Index," and "Dow Jones Wilshire 5000 Composite Index" (collectively, the "Dow Jones Indexes") are each service marks of Dow Jones & Company, Inc. and Wilshire Associates Incorporated. Neither Dow Jones nor Wilshire has any relationship to the Fund, other than the licensing of the Dow Jones Indexes and its service marks for use in connection with the Funds.

     Dow Jones and Wilshire do not:

     - Sponsor, endorse, sell or promote the Funds.

     - Recommend that any person invest in the Funds or any other securities.

     - Have any responsibility or liability for or make any decisions about the timing, amount or pricing of the Funds.

     - Have any responsibility or liability for the administration, management or marketing of the Funds.

     - Consider the needs of the Fund or the owners of the Funds in determining, composing or calculating the Dow Jones Wilshire Indexes or have any obligation to do so.

  NEITHER DOW JONES NOR WILSHIRE WILL HAVE ANY LIABILITY IN CONNECTION WITH THE FUND. SPECIFICALLY,

- NEITHER DOW JONES NOR WILSHIRE MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AND DOW JONES AND WILSHIRE DISCLAIM ANY WARRANTY ABOUT:

     - THE RESULTS TO BE OBTAINED BY THE FUNDS, THE SHAREHOLDERS OF THE FUNDS OR ANY OTHER PERSON IN CONNECTION WITH THE USE OF THE DOW JONES WILSHIRE INDEXES AND THE DATA INCLUDED IN THE DOW JONES WILSHIRE INDEXES;

     - THE ACCURACY OR COMPLETENESS OF THE DOW JONES WILSHIRE INDEXES AND ANY RELATED DATA;

     - THE MERCHANTABILITY AND THE FITNESS FOR A PARTICULAR PURPOSE OR USE OF THE DOW JONES WILSHIRE INDEXES AND/OR ITS RELATED DATA;

- NEITHER DOW JONES NOR WILSHIRE WILL HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS IN THE DOW JONES WILSHIRE INDEXES OR RELATED DATA;

- UNDER NO CIRCUMSTANCES WILL DOW JONES OR WILSHIRE BE LIABLE FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF DOW JONES OR WILSHIRE KNOWS THAT THEY MIGHT OCCUR.

THE LICENSING AGREEMENT AMONG THE ADVISER, DOW JONES AND WILSHIRE IS SOLELY FOR THEIR BENEFIT AND NOT FOR THE BENEFIT OF THE SHAREHOLDERS OF THE FUNDS OR ANY OTHER THIRD PARTIES.

     KBW Indexes: The "KBW Bank Index(SM)", the "KBW Capital Markets Index(SM)" and the "KBW Insurance Index(SM)" (collectively, the "KBW Indexes"), "KBW" and "Keefe, Bruyette & Woods(SM)" are service marks of Keefe, Bruyette & Woods, Inc.(SM) KBW has no relationship to the Funds, other than the licensing of the KBW Indexes and its service marks for use in connection with the Funds. KBW makes no express or implied warranties with respect to the KBW Indexes and shall have no liability for any damages, claims, losses or expenses caused by errors in the KBW Indexes calculation. KBW makes no representation regarding the advisability of investing in the Funds or the Shares.

     The Funds and the Shares are not sponsored, endorsed, sold or promoted by KBW. KBW makes no representation or warranty, express or implied, to the owners of the Shares of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the KBW Indexes to track general stock market performance. KBW's only relationship to the Trust is the licensing of certain service marks and trade names of KBW and of the KBW Indexes which are determined, composed and calculated by KBW without regard to the Funds or the shareholders. KBW has no obligation to take the needs of the Funds or their shareholders into consideration in determining, composing or calculating the KBW Indexes. KBW is not responsible for and has not participated in any determination or calculation made with respect to issuance or redemption of the Shares. KBW has no obligation or liability in connection with the administration, marketing or trading of the Funds.

     KBW DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE KBW INDEXES AND/OR ANY DATA INCLUDED THEREIN. KBW MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE

OBTAINED BY THE TRUST, THE ADVISER, THE FUNDS, THEIR SHAREHOLDERS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE KBW INDEXES OR ANY DATA INCLUDED THEREIN IN CONNECTION WITH THE LICENSED RIGHTS OR FOR ANY OTHER USE. KBW MAKES NO EXPRESS OR IMPLIED WARRANTIES WITH RESPECT TO THE KBW INDEXES, AND HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE KBW INDEXES OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL KBW HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

     Morgan Stanley Technology Index. The Morgan Stanley Technology ETF is not sponsored, endorsed, sold or promoted by Morgan Stanley & Co. Incorporated or any of its affiliates (collectively "MSC"). Neither MSC nor any other party makes any representation or warranty, express or implied, to the owners of this fund or any member of the public regarding the advisability of investing in funds generally or in this fund particularly or the ability of the Morgan Stanley Technology Index to track general stock market performance. MSC is the licensor of certain trademarks, service marks and trade names of MSC and the Morgan Stanley Technology Index which are determined, composed and calculated by the Exchange without regard to the issuer of this Fund or the owners of this Fund. Neither the Exchange nor MSC has any obligation to take the needs of the issuer of the Fund or the owners of this Fund into consideration in determining, composing or calculating the Morgan Stanley Technology Index. MSC is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Fund to be issued or in determination or calculation of the equation by which the Fund is redeemable for cash. Neither MSC nor any other party has any obligation or liability to owners of the Fund in connection with the administration, marketing or trading of the Fund.

     Although the Exchange and MSC shall obtain information for inclusion in or for use in the calculation of the Index from sources which they consider reliable, neither the Exchange, MSC nor any other party guarantees the accuracy and/or the completeness of the Index or any data included therein. Neither the Exchange, MSC nor any other party makes any warranty, express or implied, as to results to be obtained by the Adviser, the Adviser's customers and counterparties, owners of the Fund, or any other person or entity from the use of the Index or any data included therein in connection with the rights licensed hereunder or for any other use. Neither MSC nor any other party makes any express or implied warranties, and MSC hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to the Index or any data included therein. Without limiting any of the foregoing, in no event shall MSC or any other party have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

     S&P Indexes: The "S&P(R) Composite 1500 Index", "S&P Dividend Aristocrats Index" "The S&P(R) Aerospace & Defense Select Industry Index," "the S&P(R) Building & Construction Select Industry Index," "the S&P(R) Computer Hardware Select Industry Index," "the S&P(R) Computer Software Select Industry Index," "the S&P(R) Health Care Equipment Select Industry Index," "the S&P(R) Health Care Services Select Industry Index," "the S&P(R) LeisureTime Select Industry Index," "the S&P(R) Metals & Mining Select Industry Index," "the S&P(R) Oil & Gas Equipment & Services Select Industry Index," "the S&P(R) Oil & Gas Exploration & Production Select Industry Index," "the S&P(R) Outsourcing & IT Consulting Select Industry Index," "the S&P(R) Pharmaceuticals Select Industry Index," "the S&P(R) Retail Select Industry Index," "the S&P(R) Telecom Select Industry Index," "the S&P(R) Transportation Select Industry Index," and "S&P(R) Total Market Index" (together, the "S&P Indexes"), "S&P(R)", "S&P 1500(R)", "Standard & Poor's 1500(R)", are trademarks of The McGraw-Hill Companies, Inc. SSgA Fund Management Inc., and the Trust are permitted to use these trademarks pursuant to a License Agreement with Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

     The Funds are not sponsored, endorsed, sold or promoted by S&P and S&P makes no representation or warranty, express or implied, to the Trust, the Adviser, the Distributor, or Beneficial Owners of the Funds' Shares regarding the advisability of investing in index securities or exchange-traded funds generally or in the Funds particularly or the ability of the S&P Indexes to track stock market performance. S&P's only relationship to the Trust is the licensing of certain trademarks and trade names of S&P and of the S&P Indexes which is determined, comprised and calculated by S&P without regard to the Funds or their shareholders. S&P has no obligation to take the needs of the Funds or its shareholders into consideration in determining, comprising or calculating the S&P Indexes. S&P is not responsible for and has not participated in any determination or calculation made with respect to issuance or redemption of the Funds' Shares. S&P has no obligation or liability in connection with the administration, marketing or trading of the Funds.

     STANDARD & POOR'S DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P INDEXES OR ANY DATA INCLUDED THEREIN. STANDARD & POOR'S MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ADVISER, THE FUNDS, ITS SHAREHOLDERS OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P INDEXES OR ANY DATA INCLUDED THEREIN IN CONNECTION

WITH THE USE LICENSED UNDER THE LICENSE AGREEMENT, OR FOR ANY OTHER USE. STANDARD & POOR'S MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL SUCH WARRANTIES, INCLUDING WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE, WITH RESPECT TO THE S&P INDEXES OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL STANDARD & POOR'S HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

                        DETERMINATION OF NET ASSET VALUE

     Net asset value per Share for each Fund is computed by dividing the value of the net assets of such Fund (i.e., the value of its total assets less total liabilities) by its total number of Shares outstanding. Expenses and fees, including the management and distribution fees, if any, are accrued daily and taken into account for purposes of determining net asset value. The net asset value of each Fund is calculated by the Funds' custodian and determined each business day, normally at the close of regular trading of the NYSE (ordinarily 4:00 p.m., New York time)("Closing Time"). Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at the current market rates on the date of valuation as quoted by one or more sources.

     The value of each Fund's portfolio securities is based on the market price of the securities, which generally means a valuation obtained from an exchange or other market (or based on a price quotation or other equivalent indication of value supplied by an exchange or other market) or a valuation obtained from an independent pricing service. If a security's market price is not readily available or does not otherwise accurately reflect the fair value of the security, the security will be valued by another method that the Board believes will better reflect fair value in accordance with the Trust's valuation policies and procedures. The Board has delegated the process of valuing securities for which market quotations are not readily available or do not otherwise accurately reflect the fair value of the security to the Pricing and Investment Committee (the "Committee"). The Committee, subject to oversight by the Board, may use fair value pricing in a variety of circumstances, including but not limited to, situations when the value of a security in a Fund's portfolio has been materially affected by events occurring after the close of the market on which the security is principally traded (such as in the case of a corporate action or other news that may materially affect the price of the security) or trading in a security has been suspended or halted. Accordingly, a Fund's net asset value may reflect certain portfolio securities' fair values rather than their market prices.

     Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security will materially differ from the value that could be realized upon the sale of the security. In addition, fair value pricing could result in a difference between the prices used to calculate a Fund's net asset value and the prices used by the Fund's benchmark Index. This may result in a difference between the Fund's performance and the performance of the Fund's benchmark Index. With respect to securities that are primarily listed on foreign exchanges, the value of a Fund's portfolio securities may change on days when you will not be able to purchase or sell your Shares.

                          BUYING AND SELLING THE FUNDS

     The Shares are listed for secondary trading on the Exchange. If you buy or sell Shares in the secondary market, you may incur customary brokerage commissions and charges and may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction. The Shares will trade on the Exchange at prices that may differ to varying degrees from the daily net asset value of the Shares. Given, however, that Shares can be issued and redeemed daily in Creation Units, the Adviser believes that large discounts and premiums to net asset value should not be sustained for very long.

                    PURCHASE AND REDEMPTION OF CREATION UNITS

     The Funds issue Shares and redeem Shares only in Creation Units (50,000 Shares per Creation Unit) at their respective net asset values on a continuous basis only on a day the NYSE is open for business.

     Each Fund imposes no restrictions on the frequency of purchases and redemptions. The Board evaluated the risks of market timing activities by the Trust's shareholders when they considered that no restriction or policy was necessary. The Board considered that, unlike traditional mutual funds, each Fund generally issues and redeems its Shares at net asset value per share for a basket of securities intended to represent each Fund's portfolio, plus an amount of cash, and each Fund's Shares may be purchased and sold on the exchange at prevailing market prices. Given this structure, the Board determined that it is unlikely that (a) market timing would be attempted by the Funds' shareholders or
(b) any attempts to market time the Funds by shareholders would result in negative impact to the Funds or their shareholders.

     Investors such as market-makers, large investors and institutions may wish to deal in Creation Units directly with the Funds. Set forth below is a brief description of the procedures applicable to creation and redemption of

Creation Units. For more detailed information, see "Purchase and Redemption of Creation Units" in the SAI.

     Creation. In order to create (i.e., purchase) Creation Units of a Fund, an investor must generally deposit a designated portfolio of equity securities constituting a substantial replication, or a representation, of the stocks included in the Fund's Index (the "Deposit Securities") and generally make a cash payment referred to as the "Cash Component." The list of the names and the number of shares of the Deposit Securities is made available by the Custodian through the facilities of the National Securities Clearing Corporation ("NSCC") immediately prior to the opening of business on the Exchange. The Cash Component represents the difference between the net asset value of a Creation Unit and the market value of the Deposit Securities and, where applicable, for the SPDR S&P Dividend ETF, will include the Dividend Equivalent Payment. The Dividend Equivalent Payment is an amount intended to enable the Fund to make a distribution of dividends on the next dividend payment date as if all the portfolio securities of the Fund had been held for the entire dividend period. See the SAI for a description as to the manner in which the Dividend Equivalent Payment is calculated.

     Orders must be placed in proper form by or through either (i) a "Participating Party", i.e., a broker-dealer or other participant in the clearing process of the Continuous Net Settlement System of the NSCC (the Clearing Process"); or (ii) a DTC Participant, that, in either case, has entered into an agreement with the Distributor and the Transfer Agent, subject to acceptance by the Trust, with respect to creations and redemptions of Creation Units ("Participant Agreement"). The Distributor maintains a list of the names of Participants that have signed a Participant Agreement.

     The Participant Agreement sets forth the time(s) associated with order placement and other terms and conditions associated with placing an order. Due to the rebalancing of an Index or other reasons beyond the Trust's control, Authorized Participants may be notified that the cut-off time for an order may be earlier on a particular business day. Such notification will be made as far in advance as possible.

     A fixed transaction fee, in the amount set forth in the table under "Creation and Redemption Transaction Fees" later in this Prospectus, is applicable to each creation transaction regardless of the number of Creation Units created in the transaction. The price of each Creation Unit will equal the aggregate daily net asset value per Share, plus the Cash Component, the transaction fees described later in this Prospectus and, if applicable, any transfer taxes. Purchasers of Shares in Creation Units are responsible for payment of the costs of transferring any Deposit Securities to a Fund.

     Shares may be issued in advance of receipt of Deposit Securities subject to various conditions set forth in the Participant Agreement, including a requirement to maintain on deposit with the Trust cash at least equal to the specified percentage, as set forth in the Participant Agreement, of the market value of the missing Deposit Securities. See "Purchase and Redemption of Creation Units" in the SAI.

     Legal Restrictions on Transactions in Certain Stocks (Purchase). An investor subject to a legal restriction with respect to a particular stock required to be deposited in connection with the creation of a Creation Unit may, at the applicable Fund's discretion, be permitted to submit a custom order, as further described in the SAI, and deposit an equivalent amount of cash in substitution for any stock which would otherwise be included in the Deposit Securities applicable to the creation of a Creation Unit.

     Redemption. The Custodian makes available immediately prior to the opening of business on the Exchange, through the facilities of the NSCC, the list of the names and the number of Shares of the Fund's portfolio securities that will be applicable that day to redemption requests in proper form ("Fund Securities"). Fund Securities received on redemption may not be identical to Deposit Securities which are applicable to creations of Creation Units. Redemption proceeds generally consist of the Fund Securities, plus cash in an amount equal to the difference between the net asset value of the Shares being redeemed as next determined after receipt by the Transfer Agent of a redemption request in proper form, and the value of the Fund Securities (the "Cash Redemption Amount"), less the applicable transaction fee and, if applicable, any transfer taxes. Should the Fund Securities have a value greater than the net asset value of the Shares, a compensating cash payment to the applicable Fund equal to the differential will be required to be arranged for by or on behalf of the redeeming shareholder by the Authorized Participant, as the case may be. For more detail, see "Purchase and Redemption of Creation Units" in the SAI.

     Orders to redeem Creation Units of a Fund may only be effected by or through a DTC Participant at the time(s) and in accordance with the other terms and conditions set forth in the Participant Agreement. Due to the rebalancing of an Index or other reasons beyond the Trust's control, Authorized Participants may be notified that the cut-off time for an order may be earlier on a particular business day. Such notification will be made as far in advance as possible.

     A fixed transaction fee, in the amount set forth in the table under "Creation and Redemption Transaction Fees" below, is applicable to each redemption transaction regardless of the number of Creation Units redeemed in the transaction.

     Legal Restrictions on Transactions in Certain Stocks (Redemption). An investor subject to a legal restriction with respect to a particular stock included in the Fund Securities applicable to the redemption of a Creation Unit may be paid an equivalent amount of cash at the applicable Fund's discretion.

Creation and Redemption Transaction Fees:

                                                       OUTSIDE THE
                                        TRANSACTION      CLEARING
FUND                                        FEE*         PROCESS*
----                                    -----------   -------------
SPDR DJ Wilshire Total Market ETF.....     $4,500     Up to $18,000
SPDR DJ Wilshire Large Cap ETF........     $2,000      Up to $8,000
SPDR DJ Wilshire Large Cap Growth
  ETF.................................     $1,000      Up to $4,000
SPDR DJ Wilshire Large Cap Value ETF..     $1,000      Up to $4,000
SPDR DJ Wilshire Mid Cap ETF..........     $2,000      Up to $8,000
SPDR DJ Wilshire Mid Cap Growth ETF...     $1,000      Up to $4,000
SPDR DJ Wilshire Mid Cap Value ETF....     $1,000      Up to $4,000
SPDR DJ Wilshire Small Cap ETF........     $3,000     Up to $12,000
SPDR DJ Wilshire Small Cap Growth
  ETF.................................     $1,500      Up to $6,000
SPDR DJ Wilshire Small Cap Value ETF..     $1,500      Up to $6,000
SPDR DJ Global Titans ETF.............     $1,000      Up to $4,000
DJ Wilshire REIT ETF..................     $1,000      Up to $4,000
KBW Bank ETF..........................     $  250      Up to $1,000
KBW Capital Markets ETF...............     $  250      Up to $1,000
KBW Insurance ETF.....................     $  250      Up to $1,000
Morgan Stanley Technology ETF.........     $  500      Up to $2,000
SPDR S&P Dividend ETF.................     $  250      Up to $1,000
SPDR S&P Aerospace & Defense ETF......     $  250      Up to $1,000
SPDR S&P Biotech ETF..................     $  250      Up to $1,000
SPDR S&P Building & Construction ETF..     $  250      Up to $1,000
SPDR S&P Computer Hardware ETF........     $  250      Up to $1,000
SPDR S&P Computer Software ETF........     $  250      Up to $1,000
SPDR S&P Health Care Equipment ETF....     $  250      Up to $1,000
SPDR S&P Health Care Services ETF.....     $  250      Up to $1,000
SPDR S&P Homebuilders ETF.............     $  250      Up to $1,000
SPDR S&P LeisureTime ETF..............     $  250      Up to $1,000
SPDR S&P Metals & Mining ETF..........     $  250      Up to $1,000
SPDR S&P Oil & Gas Equipment &
  Services ETF........................     $  250      Up to $1,000

                                                       OUTSIDE THE
                                        TRANSACTION      CLEARING
FUND                                        FEE*         PROCESS*
----                                    -----------   -------------
SPDR S&P Oil & Gas Exploration &
  Production ETF......................     $  250      Up to $1,000
SPDR S&P Outsourcing & IT Consulting
  ETF.................................     $  250      Up to $1,000
SPDR S&P Pharmaceuticals ETF..........     $  250      Up to $1,000
SPDR S&P Retail ETF...................     $  250      Up to $1,000
SPDR S&P Semiconductor ETF............     $  250      Up to $1,000
SPDR S&P Telecom ETF..................     $  250      Up to $1,000
SPDR S&P Transportation ETF...........     $  250      Up to $1,000
KBW Regional Banking ETF..............     $  250      Up to $1,000
KBW Mortgage Finance ETF..............     $  250      Up to $1,000


--------

* From time to time, any Fund may waive all or a portion of its applicable transaction fee.

                                  DISTRIBUTIONS

     Dividends and Capital Gains. As a Fund shareholder, you are entitled to your share of the Fund's income and net realized gains on its investments. Each Fund pays out substantially all of its net earnings to its shareholders as "distributions."

     Each Fund typically earns income dividends from stocks and interest from debt securities. These amounts, net of expenses and taxes (if applicable), are passed along to Fund shareholders as "income dividend distributions." Each Fund realizes capital gains or losses whenever it sells securities. Net long-term capital gains are distributed to shareholders as "capital gain distributions."

     Income dividend distributions, if any, are distributed to shareholders quarterly. Net capital gains are distributed at least annually. Dividends may be declared and paid more frequently to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code.

     For the SPDR S&P Dividend ETF: The Fund intends to distribute at least annually amounts representing the full dividend yield net of expenses on the underlying investment securities as if the Fund owned the underlying investment securities for the entire dividend period. As a result, some portion of each distribution may result in a return of capital. You will be notified regarding the portion of the distribution which represents a return of capital.

     Distributions in cash may be reinvested automatically in additional whole Shares only if the broker through whom you purchased Shares makes such option available.

                               PORTFOLIO HOLDINGS

     A description of the Trust's policies and procedures with respect to the disclosure of each Fund's portfolio securities is available in the SAI.

                                   TAX MATTERS

     As with any investment, you should consider how your Fund investment will be taxed. The tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in the Funds.

     Unless your investment in the Funds is through a tax-exempt entity or tax deferred retirement account, such as a 401(k) plan, you need to be aware of the possible tax consequences when:

     - Each Fund makes distributions,

     - You sell Shares listed on the Exchange, and

     - You create or redeem Creation Units

     Taxes on Distributions. Each Fund will distribute any net investment income quarterly, and any net realized long-term or short-term capital gains annually. Each Fund may also pay a special distribution at the end of the calendar year to comply with federal tax requirements. In general, your distributions are subject to federal income tax when they are paid, whether you take them in cash or reinvest them in a Fund. The dividends and short-term capital gains distributions you receive from the Funds will be taxed as either ordinary income or qualified dividend income

     Distributions in excess of a Fund's current and accumulated earnings and profits are treated as a tax-free return of capital to the extent of your basis in the Shares, and as capital gain thereafter. A distribution will reduce a Fund's net asset value per Share and may be taxable to you as ordinary income or capital gain even though, from an investment standpoint, the distribution may constitute a return of capital.

     Non-U.S. Investors. If you are not a citizen or permanent resident of the United States, each Fund's ordinary income dividends will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies or unless such income is effectively connected with a U.S. trade or business. Under recently enacted legislation, a Fund may, under certain circumstances, designate all or a portion of a dividend as an "interest-related dividend" that if received by a nonresident alien or foreign entity generally would be exempt from the 30% U.S. withholding tax, provided that certain other requirements are met. The Funds may also, under certain circumstances, designate all or a portion of a dividend as a "short-term capital gain dividend" which if received by a nonresident alien or foreign entity generally would be exempt from the 30% U.S. withholding tax, unless the foreign person is a nonresident alien individual present in the United States for a period or periods aggregating 183 days or more during the taxable year. In addition, distributions of a Fund attributable to gains from sales or exchanges of "U.S. real property interests," as defined in the Code and Treasury Regulations (including gains on the sale or exchange of shares in certain U.S. real property holding corporations, which may include certain REITs, and certain REIT capital gain dividends) will generally cause the foreign stockholder to be treated as recognizing such gain as income effectively connected to a trade or business within the United States, generally subject to tax at the same rates applicable to U.S. stockholders. Also, such gain may be subject to a 30% branch profits tax in the hands of a foreign stockholder that is a corporation. Such distributions may be subject to U.S. withholding tax and may give rise to an obligation on the part of the foreign stockholder to file a U.S. federal income tax return. The provisions contained in the legislation relating to dividends to foreign persons would apply to dividends with respect to taxable years of a Fund beginning after December 31, 2004 and before January 1, 2008.

     Taxes on Exchange-Listed Share Sales. Currently, any capital gain or loss realized upon a sale of Shares is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as short-term capital gain or loss if the Shares have been held for one year or less, except that any capital loss on the sale of Shares held for six months or less is treated as long-term capital loss to the extent that capital gain dividends were paid with respect to such Shares.

     Taxes on Creations and Redemptions of Creation Units. A person who exchanges equity securities for Creation Units generally will recognize a gain or loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and the exchanger's aggregate basis in the securities surrendered and the Cash Component paid. A person who exchanges Creation Units for equity securities will generally recognize a gain or loss equal to the difference between the exchanger's basis in the Creation Units and the aggregate market value of the securities received and the Cash Redemption Amount. The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing "wash sales," or on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax adviser with respect to whether wash sale rules apply and when a loss might be deductible.

     Under current federal tax laws, any capital gain or loss realized upon a redemption of Creation Units is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as a short-term capital gain or loss if the Shares have been held for one year or less.

     If you create or redeem Creation Units, you will be sent a confirmation statement showing how many Shares you purchased or sold and at what price.

     Backup Withholding. A Fund will be required in certain cases to withhold at applicable withholding rates and remit to the United States Treasury the amount withheld on amounts payable to any shareholder who (1) has provided a Fund either an incorrect tax identification number or no number at all, (2) who is subject to backup withholding by the Internal Revenue Service for failure to properly report payments of interest or dividends, (3) who has failed to certify to a Fund that such shareholder is not subject to backup withholding, or (4) has not certified that such shareholder is a U.S. person (including a U.S. resident alien).

     The foregoing discussion summarizes some of the consequences under current federal tax law of an investment in the Funds. It is not a substitute for personal tax advice. Consult your personal tax adviser about the potential tax consequences of an investment in the Funds under all applicable tax laws.

                               GENERAL INFORMATION

     The Trust was organized as a Massachusetts business trust on June 12, 1998. If shareholders of any Fund are required to vote on any matters, shareholders are entitled to one vote for each Share they own. Annual meetings of shareholders will not be held except as required by the 1940 Act and other applicable law. See the SAI for more information concerning the Trust's form of organization.

     For purposes of the 1940 Act, Shares of the Trust are issued by the respective Funds and the acquisition of Shares by investment companies is subject to the restrictions of section 12(d)(1) of the 1940 Act. The Trust has received exemptive relief from Section 12(d)(1) to allow registered investment companies to invest in the Funds beyond the limits set forth in Section 12(d)(1), subject to certain terms and conditions as set forth in an SEC exemptive order issued to the Trust, including that such investment companies enter into an agreement with the Trust.

     From time to time, a Fund may advertise yield and total return figures. Yield is a historical measure of dividend income, and total return is a measure of past dividend income (assuming that it has been reinvested) plus capital appreciation. Neither yield nor total return should be used to predict the future performance of a Fund.

     Morgan Lewis & Bockius LLP serves as counsel to the Trust, including the Funds. Ernst & Young LLP serves as the independent registered public accounting firm and will audit the Funds' financial statements annually.

                              FINANCIAL HIGHLIGHTS
The financial highlights table is intended to help you understand each Fund's financial performance for the past five fiscal years or, if shorter, the period since each Fund's inception. Certain information reflects the performance results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in each Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, the Trust's independent registered public accounting firm, whose report, along with each Fund's financial highlights and financial statements, is included in the 2007 Annual Report to shareholders of each of the Funds, which is available upon request. Funds that do not have information set forth below had not commenced operations as of June 30, 2007.

                                                                                                                          SPDR
                                                                                                                           DJ
                                                                                                                        WILSHIRE
                                                         SPDR                                        SPDR              LARGE CAP
                                                     DJ WILSHIRE                                  DJ WILSHIRE            GROWTH
                                                   TOTAL MARKET ETF                              LARGE CAP ETF            ETF
                              ---------------------------------------------------------   --------------------------   ---------
                                 YEAR        YEAR        YEAR        YEAR        YEAR        YEAR     FOR THE PERIOD      YEAR
                                ENDED       ENDED       ENDED       ENDED       ENDED       ENDED       11/8/2005*-      ENDED
                              6/30/2007   6/30/2006   6/30/2005   6/30/2004   6/30/2003   6/30/2007      6/30/2006     6/30/2007
                              ---------   ---------   ---------   ---------   ---------   ---------   --------------   ---------
NET ASSET VALUE, BEGINNING
  OF PERIOD.................   $  91.82    $ 85.26     $  80.87    $  69.97    $ 71.67       58.17        $56.03           49.05
                               --------    -------     --------    --------    -------     -------        ------        --------

INCOME (LOSS) FROM
  INVESTMENT OPERATIONS:

Net investment income
  (loss)....................       1.61       1.50         1.69        1.17       1.05        1.11          0.94            0.47

Net realized and unrealized
  gain (loss)(5)............      16.69       6.54         4.38       10.89      (1.68)      10.74          2.11            8.32
                               --------    -------     --------    --------    -------     -------        ------        --------

Total from investment
  operations................      18.30       8.04         6.07       12.06      (0.63)      11.85          3.05            8.79
                               --------    -------     --------    --------    -------     -------        ------        --------

Net equalization credits and
  charges(4)................         --         --           --          --         --          --            --           (0.01)
                               --------    -------     --------    --------    -------     -------        ------        --------

DISTRIBUTIONS TO
  SHAREHOLDERS FROM:

Net investment income.......      (1.62)     (1.48)       (1.68)      (1.16)     (1.07)      (1.11)        (0.91)          (0.47)
                               --------    -------     --------    --------    -------     -------        ------        --------

NET ASSET VALUE, END OF
  PERIOD....................   $ 108.50    $ 91.82     $  85.26    $  80.87    $ 69.97     $ 68.91        $58.17        $  57.36
                               ========    =======     ========    ========    =======     =======        ======        ========

TOTAL RETURN(1).............      20.06%      9.47%        7.55%      17.31%     (0.77)%     20.50%         5.47%          17.96%

Net assets, end of period
  (in 000s).................   $130,218    $96,416     $106,580    $113,229    $80,474     $10,337        $5,817        $223,708

Ratio of expenses to average
  net assets................       0.20%      0.21%        0.21%       0.22%      0.24%       0.20%         0.21%(2)        0.20%

Ratio of net investment
  income (loss) to average
  net assets................       1.62%      1.62%        2.05%       1.59%      1.65%       1.69%         1.68%(2)        0.92%

Portfolio turnover rate(3)..          2%         2%          32%          5%         6%          4%            4%             15%
                                                   SPDR
                                               DJ WILSHIRE
                                           LARGE CAP GROWTH ETF
                              ---------------------------------------------
                                 YEAR        YEAR        YEAR        YEAR
                                ENDED       ENDED       ENDED       ENDED
                              6/30/2006   6/30/2005   6/30/2004   6/30/2003
                              ---------   ---------   ---------   ---------
NET ASSET VALUE, BEGINNING
  OF PERIOD.................   $  46.27    $ 47.56     $ 40.98       41.07
                               --------    -------     -------     -------

INCOME (LOSS) FROM
  INVESTMENT OPERATIONS:

Net investment income
  (loss)....................       0.34       0.71        0.23        0.24(4)

Net realized and unrealized
  gain (loss)(5)............       2.78      (1.29)       6.60       (0.10)
                               --------    -------     -------     -------

Total from investment
  operations................       3.12      (0.58)       6.83        0.14
                               --------    -------     -------     -------

Net equalization credits and
  charges(4)................         --         --          --          --
                               --------    -------     -------     -------

DISTRIBUTIONS TO
  SHAREHOLDERS FROM:

Net investment income.......      (0.34)     (0.71)      (0.25)      (0.23)
                               --------    -------     -------     -------

NET ASSET VALUE, END OF
  PERIOD....................   $  49.05    $ 46.27     $ 47.56     $ 40.98
                               ========    =======     =======     =======

TOTAL RETURN(1).............       6.75%     (1.25)%     16.70%       0.38%

Net assets, end of period
  (in 000s).................   $137,353    $80,981     $68,973     $22,542

Ratio of expenses to average
  net assets................       0.21%      0.21%       0.21%       0.23%

Ratio of net investment
  income (loss) to average
  net assets................       0.74%      1.57%       0.59%       0.64%

Portfolio turnover rate(3)..         43%        21%         20%         37%


--------

    *  Commencement of operations
   (1) Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
   (2) Annualized
   (3) Portfolio turnover rate excludes securities received or delivered from processing of creations or redemptions on shares.
   (4) Per share numbers have been calculated using the average shares method.
   (5) The amounts shown at this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

                              FINANCIAL HIGHLIGHTS

                                                                                                                       SPDR DJ
                                                                                                                       WILSHIRE
                                                                                                                       MID CAP
                                                 SPDR DJ WILSHIRE                               SPDR DJ WILSHIRE        GROWTH
                                               LARGE CAP VALUE ETF                                MID CAP ETF            ETF
                        -----------------------------------------------------------------  -------------------------  ---------
                           YEAR        YEAR          YEAR          YEAR          YEAR         YEAR    FOR THE PERIOD     YEAR
                          ENDED        ENDED         ENDED         ENDED         ENDED       ENDED      11/8/2005*-     ENDED
                        6/30/2007  6/30/2006(6)  6/30/2005(6)  6/30/2004(6)  6/30/2003(6)  6/30/2007     6/30/2006    6/30/2007
                        ---------  ------------  ------------  ------------  ------------  ---------  --------------  ---------
NET ASSET VALUE,
  BEGINNING OF
  PERIOD..............   $  73.15    $  67.72      $  62.91       $ 55.76       $ 55.69     $ 53.16       $ 49.18      $ 58.22
                         --------    --------      --------       -------       -------     -------       -------      -------
INCOME (LOSS) FROM
  INVESTMENT
  OPERATIONS:
Net investment income
  (loss)..............       1.99        1.80          1.70          1.51          1.34        0.78          0.41         0.51
Net realized and
  unrealized gain
  (loss)(5)...........      14.61        5.44          4.81          7.10          0.09       10.28          3.96        12.17
                         --------    --------      --------       -------       -------     -------       -------      -------
Total from investment
  operations..........      16.60        7.24          6.51          8.61          1.43       11.06          4.37        12.68
                         --------    --------      --------       -------       -------     -------       -------      -------
Net equalization
  credits and
  charges(4)..........       0.02          --            --            --            --          --            --           --
                         --------    --------      --------       -------       -------     -------       -------      -------
DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
Net investment
  income..............      (2.00)      (1.81)        (1.70)        (1.46)        (1.36)      (0.80)        (0.39)       (0.52)
Net realized gains....         --          --            --            --            --       (0.79)           --        (1.50)
                         --------    --------      --------       -------       -------     -------       -------      -------
Total distributions...      (2.00)      (1.81)        (1.70)        (1.46)        (1.36)      (1.59)        (0.39)       (2.02)
                         --------    --------      --------       -------       -------     -------       -------      -------
NET ASSET VALUE, END
  OF PERIOD...........   $  87.77    $  73.15      $  67.72       $ 62.91       $ 55.76     $ 62.63       $ 53.16      $ 68.88
                         ========    ========      ========       =======       =======     =======       =======      =======
TOTAL RETURN(1).......      22.90%      10.80%        10.43%        15.54%         2.87%      21.11%         8.92%       22.22%
Net assets, end of
  period (in 000s)....   $149,247    $102,432      $135,456       $94,370       $44,616     $25,054       $15,949      $24,106
Ratio of expenses to
  average net assets..       0.20%       0.21%         0.21%         0.21%         0.23%       0.25%         0.26%(2)     0.25%
Ratio of net
  investment income
  (loss) to average
  net assets..........       2.44%       2.52%         2.51%         2.72%         2.54%       1.41%         1.24%(2)     0.83%
Portfolio turnover
  rate(3).............         13%         42%           19%           28%           33%         40%           25%          55%
                            SPDR DJ
                           WILSHIRE
                        MID CAP GROWTH       SPDR DJ WILSHIRE           SPDR DJ WILSHIRE
                              ETF           MID CAP VALUE ETF            SMALL CAP ETF
                        --------------  -------------------------  -------------------------
                        FOR THE PERIOD     YEAR    FOR THE PERIOD     YEAR    FOR THE PERIOD
                          11/8/2005*-     ENDED      11/8/2005*-     ENDED      11/8/2005*-
                           6/30/2006    6/30/2007     6/30/2006    6/30/2007     6/30/2006
                        --------------  ---------  --------------  ---------  --------------
NET ASSET VALUE,
  BEGINNING OF
  PERIOD..............      $ 53.95      $ 54.63       $50.42        $58.03       $ 52.42
                            -------      -------       ------        ------       -------
INCOME (LOSS) FROM
  INVESTMENT
  OPERATIONS:
Net investment income
  (loss)..............         0.11         1.28         0.73          0.89          0.46
Net realized and
  unrealized gain
  (loss)(5)...........         4.26         9.32         4.18          9.78          5.56
                            -------      -------       ------        ------       -------
Total from investment
  operations..........         4.37        10.60         4.91         10.67          6.02
                            -------      -------       ------        ------       -------
Net equalization
  credits and
  charges(4)..........           --        (0.01)          --            --            --
                            -------      -------       ------        ------       -------
DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
Net investment
  income..............        (0.10)       (1.29)       (0.70)        (0.99)        (0.41)
Net realized gains....           --        (0.83)          --         (1.14)           --
                            -------      -------       ------        ------       -------
Total distributions...        (0.10)       (2.12)       (0.70)        (2.13)        (0.41)
                            -------      -------       ------        ------       -------
NET ASSET VALUE, END
  OF PERIOD...........      $ 58.22      $ 63.10       $54.63        $66.57       $ 58.03
                            =======      =======       ======        ======       =======
TOTAL RETURN(1).......         8.10%       19.68%        9.76%        18.70%        11.49%
Net assets, end of
  period (in 000s)....      $20,375      $18,929       $8,194        $9,985       $26,113
Ratio of expenses to
  average net assets..         0.26%(2)     0.25%        0.26%(2)      0.25%         0.26%(2)
Ratio of net
  investment income
  (loss) to average
  net assets..........         0.30%(2)     2.10%        2.20%(2)      1.18%         1.35%(2)
Portfolio turnover
  rate(3).............           34%          45%          29%           16%           10%



--------

    *  Commencement of operations
   (1) Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
   (2) Annualized
   (3) Portfolio turnover rate excludes securities received or delivered from processing of creations or redemptions on shares.
   (4) Per share numbers have been calculated using the average shares method.
   (5) The amounts shown at this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
   (6) All per share amounts representing data prior to September 21, 2005 have been adjusted for the affect of a stock split which occurred on September 21, 2005, as follows: SPDR DJ Wilshire Large Cap Value ETF: 2 for 1.

                              FINANCIAL HIGHLIGHTS

                                                         SPDR DJ WILSHIRE                               SPDR DJ WILSHIRE
                                                       SMALL CAP GROWTH ETF                           SMALL CAP VALUE ETF
                                  -------------------------------------------------------------    -------------------------
                                     YEAR         YEAR         YEAR         YEAR         YEAR         YEAR          YEAR
                                    ENDED        ENDED        ENDED        ENDED        ENDED        ENDED          ENDED
                                  6/30/2007    6/30/2006    6/30/2005    6/30/2004    6/30/2003    6/30/2007    6/30/2006(5)
                                  ---------    ---------    ---------    ---------    ---------    ---------    ------------
NET ASSET VALUE, BEGINNING OF
  PERIOD.......................    $ 87.11      $ 75.96      $ 69.92      $ 53.55      $ 54.10      $  65.35      $  59.03
                                   -------      -------      -------      -------      -------      --------      --------

INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:

Net investment income (loss)...       0.20         0.23         0.33         0.39(3)     (0.02)         1.62          1.40(3)

Net realized and unrealized
  gain (loss)(4)...............      16.88        11.17         6.03        16.30        (0.53)         9.76          8.21
                                   -------      -------      -------      -------      -------      --------      --------

Total from investment
  operations...................      17.08        11.40         6.36        16.69        (0.55)        11.38          9.61
                                   -------      -------      -------      -------      -------      --------      --------

Net equalization credits and
  charges(3)...................         --           --           --           --           --          0.02            --
                                   -------      -------      -------      -------      -------      --------      --------

DISTRIBUTIONS TO SHAREHOLDERS
  FROM:

Net investment income..........      (0.19)       (0.25)       (0.32)       (0.32)          --         (1.73)        (1.30)

Net realized gains.............         --           --           --           --           --         (0.01)        (1.99)
                                   -------      -------      -------      -------      -------      --------      --------

Total distributions............      (0.19)       (0.25)       (0.32)       (0.32)          --         (1.74)        (3.29)
                                   -------      -------      -------      -------      -------      --------      --------

NET ASSET VALUE, END OF
  PERIOD.......................    $104.00      $ 87.11      $ 75.96      $ 69.92      $ 53.55      $  75.01      $  65.35
                                   =======      =======      =======      =======      =======      ========      ========

TOTAL RETURN(1)................      19.63%       15.02%        9.13%       31.19%       (1.02)%       17.64%        16.66%

Net assets, end of period (in
  000s)........................    $88,408      $78,405      $53,183      $55,944      $18,747      $120,090      $101,344

Ratio of expenses to average
  net assets...................       0.25%        0.26%        0.26%        0.27%        0.29%         0.25%         0.26%

Ratio of net investment income
  (loss) to average net
  assets.......................       0.22%        0.26%        0.46%        0.59%       (0.04)%        2.27%         2.21%

Portfolio turnover rate(2).....         25%          84%          36%          63%          60%           23%           97%
                                                SPDR DJ WILSHIRE
                                               SMALL CAP VALUE ETF
                                  --------------------------------------------
                                      YEAR            YEAR            YEAR
                                      ENDED           ENDED           ENDED
                                  6/30/2005(5)    6/30/2004(5)    6/30/2003(5)
                                  ------------    ------------    ------------
NET ASSET VALUE, BEGINNING OF
  PERIOD.......................      $ 56.97         $ 45.07         $ 45.17
                                     -------         -------         -------

INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:

Net investment income (loss)...         1.14(3)         0.91            1.26

Net realized and unrealized
  gain (loss)(4)...............         4.55           12.92            0.14
                                     -------         -------         -------

Total from investment
  operations...................         5.69           13.83            1.40
                                     -------         -------         -------

Net equalization credits and
  charges(3)...................           --              --              --
                                     -------         -------         -------

DISTRIBUTIONS TO SHAREHOLDERS
  FROM:

Net investment income..........        (1.14)          (0.75)          (1.20)

Net realized gains.............        (2.49)          (1.18)          (0.30)
                                     -------         -------         -------

Total distributions............        (3.63)          (1.93)          (1.50)
                                     -------         -------         -------

NET ASSET VALUE, END OF
  PERIOD.......................      $ 59.03         $ 56.97         $ 45.07
                                     =======         =======         =======

TOTAL RETURN(1)................        10.07%          30.92%           3.57%

Net assets, end of period (in
  000s)........................      $88,583         $76,928         $33,813

Ratio of expenses to average
  net assets...................         0.26%           0.27%           0.29%

Ratio of net investment income
  (loss) to average net
  assets.......................         2.00%           1.88%           2.76%

Portfolio turnover rate(2).....           33%             54%             43%



--------

   (1) Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
   (2) Portfolio turnover rate excludes securities received or delivered from processing of creations or redemptions on shares.
   (3) Per share numbers have been calculated using the average shares method.
   (4) The amounts shown at this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
   (5) All per share amounts representing data prior to September 21, 2005 have been adjusted for the affect of a stock split which occurred on September 21, 2005, as follows: SPDR DJ Wilshire Small Cap Value ETF: 3 for 1.

                              FINANCIAL HIGHLIGHTS

                                               SPDR DJ GLOBAL TITANS ETF                          DJ WILSHIRE REIT ETF
                             -------------------------------------------------------------     --------------------------
                                YEAR         YEAR         YEAR         YEAR         YEAR          YEAR           YEAR
                               ENDED        ENDED        ENDED        ENDED        ENDED          ENDED          ENDED
                             6/30/2007    6/30/2006    6/30/2005    6/30/2004    6/30/2003      6/30/2007    6/30/2006(5)
                             ---------    ---------    ---------    ---------    ---------     ----------    ------------
NET ASSET VALUE, BEGINNING
  OF PERIOD...............    $  66.98     $ 62.88      $  61.43     $ 54.04      $ 56.00      $    75.98     $    65.56
                              --------     -------      --------     -------      -------      ----------     ----------

INCOME (LOSS) FROM
  INVESTMENT OPERATIONS:

Net investment income
  (loss)..................        1.67        1.46          1.47        0.72         0.90(3)         2.57           2.99

Net realized and
  unrealized gain
  (loss)(4)...............       12.11        4.08          1.44        7.60        (1.67)           6.27          10.88
                              --------     -------      --------     -------      -------      ----------     ----------

Total from investment
  operations..............       13.78        5.54          2.91        8.32        (0.77)           8.84          13.87
                              --------     -------      --------     -------      -------      ----------     ----------

Net equalization credits
  and charges(3)..........          --          --            --          --           --           (0.02)            --
                              --------     -------      --------     -------      -------      ----------     ----------

DISTRIBUTIONS TO
  SHAREHOLDERS FROM:

Net investment income.....       (1.65)      (1.44)        (1.46)      (0.93)       (1.19)          (3.33)         (3.00)

Net realized gains........          --          --            --          --           --           (0.54)         (0.45)
                              --------     -------      --------     -------      -------      ----------     ----------

Total distributions.......       (1.65)      (1.44)        (1.46)      (0.93)       (1.19)          (3.87)         (3.45)
                              --------     -------      --------     -------      -------      ----------     ----------

NET ASSET VALUE, END OF
  PERIOD..................    $  79.11     $ 66.98      $  62.88     $ 61.43      $ 54.04      $    80.93     $    75.98
                              ========     =======      ========     =======      =======      ==========     ==========

TOTAL RETURN(1)...........       20.72%       8.88%         4.75%      15.47%       (1.21)%         11.43%         21.73%

Net assets, end of period
  (in 000s)...............    $170,108     $77,044      $106,904     $67,581      $10,814      $1,247,893     $1,049,212

Ratio of expenses to
  average net assets......        0.51%       0.51%         0.51%       0.51%        0.54%           0.25%          0.26%

Ratio of net investment
  income (loss) to average
  net assets..............        2.33%       2.11%         2.47%       1.84%        1.77%           2.95%          3.57%

Portfolio turnover
  rate(2).................           9%          9%           36%         15%          13%             16%            11%
                                         DJ WILSHIRE REIT ETF
                             --------------------------------------------
                                 YEAR            YEAR            YEAR
                                 ENDED           ENDED           ENDED
                             6/30/2005(5)    6/30/2004(5)    6/30/2003(5)
                             ------------    ------------    ------------
NET ASSET VALUE, BEGINNING
  OF PERIOD...............     $  51.38        $  42.59        $  43.48
                               --------        --------        --------

INCOME (LOSS) FROM
  INVESTMENT OPERATIONS:

Net investment income
  (loss)..................         2.98(3)         2.59(3)         2.09

Net realized and
  unrealized gain
  (loss)(4)...............        14.00            8.69           (0.79)
                               --------        --------        --------

Total from investment
  operations..............        16.98           11.28            1.30
                               --------        --------        --------

Net equalization credits
  and charges(3)..........           --              --              --
                               --------        --------        --------

DISTRIBUTIONS TO
  SHAREHOLDERS FROM:

Net investment income.....        (2.80)          (2.33)          (2.05)

Net realized gains........           --           (0.16)          (0.14)
                               --------        --------        --------

Total distributions.......        (2.80)          (2.49)          (2.19)
                               --------        --------        --------

NET ASSET VALUE, END OF
  PERIOD..................     $  65.56        $  51.38        $  42.59
                               ========        ========        ========

TOTAL RETURN(1)...........        33.64%          26.70%           3.41%

Net assets, end of period
  (in 000s)...............     $659,223        $447,114        $121,398

Ratio of expenses to
  average net assets......         0.26%           0.26%           0.28%

Ratio of net investment
  income (loss) to average
  net assets..............         5.06%           5.23%           6.95%

Portfolio turnover
  rate(2).................           12%             15%             10%



--------

   (1) Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
   (2) Portfolio turnover rate excludes securities received or delivered from processing of creations or redemptions on shares.
   (3) Per share numbers have been calculated using the average shares method.
   (4) The amounts shown at this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
   (5) All per share amounts representing data prior to September 21, 2005 have been adjusted for the affect of a stock split which occurred on September 21, 2005, as follows: DJ Wilshire REIT ETF: 3 for 1.

                              FINANCIAL HIGHLIGHTS

                                                                                                                 MORGAN
                                                                                                                STANLEY
                                 KBW BANK                    KBW CAPITAL                 KBW INSURANCE          TECHNOL-
                                    ETF                      MARKETS ETF                      ETF               OGY ETF
                        --------------------------   --------------------------   --------------------------   ---------
                           YEAR     FOR THE PERIOD      YEAR     FOR THE PERIOD      YEAR     FOR THE PERIOD      YEAR
                          ENDED       11/8/2005*-      ENDED       11/8/2005*-      ENDED       11/8/2005*-      ENDED
                        6/30/2007      6/30/2006     6/30/2007      6/30/2006     6/30/2007      6/30/2006     6/30/2007
                        ---------   --------------   ---------   --------------   ---------   --------------   ---------
NET ASSET VALUE,
  BEGINNING OF
  PERIOD.............    $ 53.73       $  50.17       $ 56.18        $ 53.07       $ 51.22        $ 52.12       $  49.11
                         -------       --------       -------        -------       -------        -------       --------
INCOME (LOSS) FROM
  INVESTMENT
  OPERATIONS:
Net investment income
  (loss).............       2.54           0.93          0.41           2.63          0.76           0.44           0.05
Net realized and
  unrealized gain
  (loss)(5)..........       1.64           3.52         12.60           3.09          8.17          (0.93)         12.80
                         -------       --------       -------        -------       -------        -------       --------
Total from investment
  operations.........       4.18           4.45         13.01           5.72          8.93          (0.49)         12.85
                         -------       --------       -------        -------       -------        -------       --------
Net equalization
  credits and
  charges(4).........       0.30             --         (0.04)            --         (0.02)            --           0.00+
                         -------       --------       -------        -------       -------        -------       --------
DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
Net investment
  income.............      (2.77)         (0.89)        (0.35)         (2.61)        (0.72)         (0.41)         (0.05)
Return of capital....         --             --            --             --            --             --          (0.01)
                         -------       --------       -------        -------       -------        -------       --------
Total distributions..      (2.77)         (0.89)        (0.35)         (2.61)        (0.72)         (0.41)         (0.06)
                         -------       --------       -------        -------       -------        -------       --------
NET ASSET VALUE, END
  OF PERIOD..........    $ 55.44       $  53.73       $ 68.80        $ 56.18       $ 59.41        $ 51.22       $  61.90
                         =======       ========       =======        =======       =======        =======       ========
TOTAL RETURN(1)......       8.28%          8.90%        23.14%         10.55%        17.46%         (0.93)%        26.19%
Net assets, end of
  period (in 000s)...    $72,068       $147,756       $86,003        $50,559       $59,413        $35,855       $188,811
Ratio of expenses to
  average net
  assets.............       0.35%          0.36%(2)      0.35%          0.36%(2)      0.35%         0.36%(2)       0.50%
Ratio of net
  investment income
  (loss) to average
  net assets.........       2.93%          3.06%(2)      0.52%          2.42%(2)      1.32%         1.27%(2)        0.09%
Portfolio turnover
  rate(3)............          8%            22%           96%            11%            6%            16%            22%
                                MORGAN STANLEY TECHNOLOGY ETF
                        ---------------------------------------------
                           YEAR        YEAR        YEAR        YEAR
                          ENDED       ENDED       ENDED       ENDED
                        6/30/2006   6/30/2005   6/30/2004   6/30/2003
                        ---------   ---------   ---------   ---------
NET ASSET VALUE,
  BEGINNING OF
  PERIOD.............    $  46.99    $ 49.18     $ 36.67     $ 33.30
                         --------    -------     -------     -------
INCOME (LOSS) FROM
  INVESTMENT
  OPERATIONS:
Net investment income
  (loss).............        0.03       0.11       (0.09)(4)   (0.08)
Net realized and
  unrealized gain
  (loss)(5)..........        2.13      (2.19)      12.60        3.45
                         --------    -------     -------     -------
Total from investment
  operations.........        2.16      (2.08)      12.51        3.37
                         --------    -------     -------     -------
Net equalization
  credits and
  charges(4).........          --         --          --          --
                         --------    -------     -------     -------
DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
Net investment
  income.............       (0.03)     (0.11)         --          --
Return of capital....       (0.01)        --          --          --
                         --------    -------     -------     -------
Total distributions..       (0.04)     (0.11)         --          --
                         --------    -------     -------     -------
NET ASSET VALUE, END
  OF PERIOD..........    $  49.11    $ 46.99     $ 49.18     $ 36.67
                         ========    =======     =======     =======
TOTAL RETURN(1)......        4.60%     (4.25)%     34.11%      10.14%
Net assets, end of
  period (in 000s)...    $144,873    $30,546     $24,595     $34,842
Ratio of expenses to
  average net
  assets.............        0.51%      0.51%       0.52%       0.53%
Ratio of net
  investment income
  (loss) to average
  net assets.........        0.07%      0.24%      (0.20)%     (0.21)%
Portfolio turnover
  rate(3)............          23%        46%         17%         23%



--------

    *  Commencement of operations
    +  Amount is less than $0.005 per share.
   (1) Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
   (2) Annualized
   (3) Portfolio turnover rate excludes securities received or delivered from processing of creations or redemptions on shares.
   (4) Per share numbers have been calculated using the average shares method.
   (5) The amounts shown at this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

                              FINANCIAL HIGHLIGHTS

                                                                                                            SPDR S&P
                             SPDR S&P                     SPDR S&P                     SPDR S&P             METALS &
                             DIVIDEND                      BIOTECH                   HOMEBUILDERS            MINING
                                ETF                          ETF                          ETF                 ETF
                    --------------------------   --------------------------   --------------------------   ---------
                       YEAR     FOR THE PERIOD      YEAR     FOR THE PERIOD      YEAR     FOR THE PERIOD      YEAR
                      ENDED       11/8/2005*-      ENDED       1/31/2006*-      ENDED       1/31/2006*-      ENDED
                    6/30/2007      6/30/2006     6/30/2007      6/30/2006     6/30/2007      6/30/2006     6/30/2007
                    ---------   --------------   ---------   --------------   ---------   --------------   ---------
NET ASSET VALUE,
  BEGINNING OF
  PERIOD..........   $  55.70      $  53.49       $  45.90       $ 49.67       $  33.86      $  46.92       $  50.08
                     --------      --------       --------       -------       --------      --------       --------
INCOME (LOSS) FROM
  INVESTMENT
  OPERATIONS:
Net investment
  income (loss)...       1.75          1.12           0.18         (0.07)          0.28          0.07           0.39
Net realized and
  unrealized gain
  (loss)(5).......       6.87          2.15           5.04         (3.70)         (3.49)       (13.06)         12.55
                     --------      --------       --------       -------       --------      --------       --------
Total from
  investment
  operations......       8.62          3.27           5.22         (3.77)         (3.21)       (12.99)         12.94
                     --------      --------       --------       -------       --------      --------       --------
Net equalization
  credits and
  charges(4)......       0.12          0.00+         (0.05)           --           0.01            --          (0.03)
                     --------      --------       --------       -------       --------      --------       --------
DISTRIBUTIONS TO
  SHAREHOLDERS
  FROM:
Net investment
  income..........      (1.87)        (1.06)         (0.14)           --          (0.29)        (0.07)         (0.36)
                     --------      --------       --------       -------       --------      --------       --------
NET ASSET VALUE,
  END OF PERIOD...   $  62.57      $  55.70       $  50.93       $ 45.90       $  30.37      $  33.86       $  62.63
                     ========      ========       ========       =======       ========      ========       ========
TOTAL RETURN(1)...      15.78%         6.16%         11.26%        (7.59)%        (9.51)%      (27.70)%        25.93%
Net assets, end of
  period (in
  000s)...........   $275,319      $100,263       $106,957       $29,835       $331,067      $165,908       $203,540
Ratio of expenses
  to average net
  assets..........       0.34%         0.30%(2)       0.35%         0.36%(2)       0.35%         0.36%(2)       0.35%
Ratio of expense
  to average net
  assets before
  waivers.........       0.35%         0.36%(2)         --            --             --            --             --
Ratio of net
  investment
  income (loss) to
  average net
  assets..........       3.11%         3.45%(2)       0.51%        (0.33)%(2)      0.64%         0.34%(2)       0.70%
Portfolio turnover
  rate(3).........         41%           25%            74%           38%            16%           19%            31%
                                              SPDR S&P                     SPDR S&P
                       SPDR S&P               OIL & GAS                    OIL & GAS
                       METALS &              EQUIPMENT &                 EXPLORATION &
                        MINING                SERVICES                    PRODUCTION
                          ETF                    ETF                          ETF
                    --------------   --------------------------   --------------------------
                    FOR THE PERIOD      YEAR     FOR THE PERIOD      YEAR     FOR THE PERIOD
                      6/19/2006*-      ENDED       6/19/2006*-      ENDED       6/19/2006*-
                       6/30/2006     6/30/2007      6/30/2006     6/30/2007      6/30/2006
                    --------------   ---------   --------------   ---------   --------------
NET ASSET VALUE,
  BEGINNING OF
  PERIOD..........      $ 43.29       $  31.07       $ 27.99       $ 39.12        $ 33.80
                        -------       --------       -------       -------        -------
INCOME (LOSS) FROM
  INVESTMENT
  OPERATIONS:
Net investment
  income (loss)...         0.02           0.08          0.00+         0.10           0.00+
Net realized and
  unrealized gain
  (loss)(5).......         6.77           5.83          3.08          6.81           5.32
                        -------       --------       -------       -------        -------
Total from
  investment
  operations......         6.79           5.91          3.08          6.91           5.32
                        -------       --------       -------       -------        -------
Net equalization
  credits and
  charges(4)......           --          (0.00)+          --         (0.00)+           --
                        -------       --------       -------       -------        -------
DISTRIBUTIONS TO
  SHAREHOLDERS
  FROM:
Net investment
  income..........           --          (0.08)           --         (0.10)            --
                        -------       --------       -------       -------        -------
NET ASSET VALUE,
  END OF PERIOD...      $ 50.08       $  36.90       $ 31.07       $ 45.93        $ 39.12
                        =======       ========       =======       =======        =======
TOTAL RETURN(1)...        15.70%         19.08%        10.98%        17.68%         15.74%
Net assets, end of
  period (in
  000s)...........      $30,050       $143,927       $15,535       $39,041        $19,560
Ratio of expenses
  to average net
  assets..........         0.36%(2)       0.35%         0.36%(2)      0.35%          0.36%(2)
Ratio of expense
  to average net
  assets before
  waivers.........           --             --            --            --             --
Ratio of net
  investment
  income (loss) to
  average net
  assets..........         1.65%(2)       0.36%         0.17%(2)      0.23%          0.10%(2)
Portfolio turnover
  rate(3).........            0%            43%            0%           48%             0%



--------

    *  Commencement of operations
    +  Amount is less than $0.005 per share.
   (1) Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
   (2) Annualized
   (3) Portfolio turnover rate excludes securities received or delivered from processing of creations or redemptions on shares.
   (4) Per share numbers have been calculated using the average shares method.
   (5) The amounts shown at this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

                              FINANCIAL HIGHLIGHTS

                                              SPDR S&P                                                  SPDR S&P
                                         PHARMACEUTICALS ETF          SPDR S&P RETAIL ETF           SEMICONDUCTOR ETF
                                     --------------------------   --------------------------   --------------------------
                                        YEAR     FOR THE PERIOD      YEAR     FOR THE PERIOD      YEAR     FOR THE PERIOD
                                       ENDED       6/19/2006*-      ENDED       6/19/2006*-      ENDED       1/31/2006*-
                                     6/30/2007      6/30/2006     6/30/2007      6/30/2006     6/30/2007      6/30/2006
                                     ---------   --------------   ---------   --------------   ---------   --------------
NET ASSET VALUE, BEGINNING OF
  PERIOD...........................    $31.88        $ 31.42       $  37.61       $ 36.72       $  47.29       $ 53.32
                                       ------        -------       --------       -------       --------       -------
INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
Net investment income (loss).......      0.38           0.00+          0.11          0.01           0.16          0.02
Net realized and unrealized gain
  (loss)(5)........................      3.80           0.46           5.93          0.88           5.93         (6.03)
                                       ------        -------       --------       -------       --------       -------
Total from investment operations...      4.18           0.46           6.04          0.89           6.09         (6.01)
                                       ------        -------       --------       -------       --------       -------
Net equalization credits and
  charges(4).......................        --             --           0.02            --          (0.00)+          --
                                       ------        -------       --------       -------       --------       -------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income..............     (0.38)            --          (0.13)           --          (0.16)        (0.02)
Net realized gains.................     (0.11)            --             --            --             --            --
                                       ------        -------       --------       -------       --------       -------
Total distributions................     (0.49)            --          (0.13)           --          (0.16)        (0.02)
                                       ------        -------       --------       -------       --------       -------
NET ASSET VALUE, END OF PERIOD.....    $35.57        $ 31.88       $  43.54       $ 37.61       $  53.22       $ 47.29
                                       ======        =======       ========       =======       ========       =======
TOTAL RETURN(1)....................     13.17%          1.46%         16.12%         2.42%         12.89%       (11.26)%
Net assets, end of period (in
  000s)............................    $8,897        $15,939       $134,978       $20,687       $106,439       $47,290
Ratio of expenses to average net
  assets...........................      0.35%          0.36%(2)       0.35%         0.36%(2)       0.35%         0.36%(2)
Ratio of net investment income
  (loss) to average net assets.....      0.95%          0.29%(2)       0.35%         0.82%(2)       0.35%         0.10%(2)
Portfolio turnover rate(3).........        23%             0%            71%            0%            52%           40%
                                            KBW REGIONAL
                                             BANKING ETF
                                     --------------------------
                                        YEAR     FOR THE PERIOD
                                       ENDED       6/19/2006*-
                                     6/30/2007      6/30/2006
                                     ---------   --------------
NET ASSET VALUE, BEGINNING OF
  PERIOD...........................   $  48.33       $ 48.02
                                      --------       -------
INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
Net investment income (loss).......       1.84          0.02
Net realized and unrealized gain
  (loss)(5)........................      (2.40)         0.29
                                      --------       -------
Total from investment operations...      (0.56)         0.31
                                      --------       -------
Net equalization credits and
  charges(4).......................      (0.43)           --
                                      --------       -------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income..............      (1.44)           --
Net realized gains.................         --            --
                                      --------       -------
Total distributions................      (1.44)           --
                                      --------       -------
NET ASSET VALUE, END OF PERIOD.....   $  45.90       $ 48.33
                                      ========       =======
TOTAL RETURN(1)....................      (2.16)%        0.66%
Net assets, end of period (in
  000s)............................   $128,523       $99.076
Ratio of expenses to average net
  assets...........................       0.36%         0.36%(2)
Ratio of net investment income
  (loss) to average net assets.....       2.16%         4.01%(2)
Portfolio turnover rate(3).........         39%            0%



--------

    *  Commencement of operations
    +  Amount is less than $0.005 per share.
   (1) Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
   (2) Annualized
   (3) Portfolio turnover rate excludes securities received or delivered from processing of creations or redemptions on shares.
   (4) Per share numbers have been calculated using the average shares method.
   (5) The amounts shown at this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

                   ADDITIONAL INFORMATION CONCERNING THE FUNDS

     The following charts are provided to: (i) show the frequency at which the daily market price on the Exchange was at a discount or premium to such Fund's daily net asset value ("NAV"); and (ii) compare each Fund's total pre-tax return at NAV with the total pre-tax return based on market price and its benchmark Index. The market price of each Fund generally is determined using the midpoint between the highest bid and the lowest offer on the Exchange, as of the time that the Fund's NAV is calculated (referred to as the "Bid/Offer Midpoint"). Each Fund's Bid/Offer Midpoint may at times be at, above or below its NAV. The discount or premium is the percentage difference between the NAV and the Bid/Offer Midpoint of a Fund. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of NAV. The NAV of each Fund will fluctuate with changes in the market value of its portfolio holdings. The Bid/Offer Midpoint of each Fund will fluctuate in accordance with changes in its NAV, as well as supply and demand. All data presented below represents past performance, which cannot be used to predict future results. Discount and premium information prior to November 1, 2006 is calculated by comparing the closing price (last trade) with the NAV of each applicable Fund. Funds not listed below had not commenced operations as of the date of this Prospectus and Funds that do not include performance information below had not completed a full calendar year of operations.

SPDR DJ WILSHIRE TOTAL MARKET ETF

                                   FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
                                              BID/OFFER MIDPOINT VS. NAV
                                   ------------------------------------------------
                                      BID/OFFER MIDPOINT       BID/OFFER MIDPOINT
                                          ABOVE NAV                BELOW NAV
                                   -----------------------  -----------------------
                                    50-99  100-199    200    50-99  100-199    200
                                    BASIS   BASIS    BASIS   BASIS   BASIS    BASIS
                                   POINTS   POINTS  POINTS  POINTS   POINTS  POINTS
                                   ------  -------  ------  ------  -------  ------
Five Quarters Ended 9/30/07......    13       16       8       2       0        0



                                   CUMULATIVE TOTAL RETURN        AVERAGE ANNUAL TOTAL RETURN
                               ------------------------------   ------------------------------
                                                    DOW JONES                        DOW JONES
                                                     WILSHIRE                         WILSHIRE
                                                       5000                             5000
                               NET ASSET   MARKET   COMPOSITE   NET ASSET   MARKET   COMPOSITE
                                 VALUE      VALUE     INDEX       VALUE      VALUE     INDEX
                               ---------   ------   ---------   ---------   ------   ---------
One Year Ended 12/31/06......    14.91%     14.95%    15.78%      14.91%     14.95%    15.78%
Five Years ended
  12/31/06(1)................    34.86%     35.01%    44.34%       6.16%      6.19%     7.62%
Since Inception(1), (2)......    14.61%     14.83%    16.62%       2.21%      2.24%     2.49%


--------

   (1) Prior to June 14, 2005, the Fund's investment strategy sought to track the total return performance of an index different from the Dow Jones Wilshire 5000 Composite Index. Performance of the Fund prior to June 14, 2005 is therefore based on the Fund's investment strategy to track the prior index. Future performance may vary from past results.

   (2) Total returns are calculated based on the commencement of operations on October 4, 2000.

SPDR DJ WILSHIRE LARGE CAP ETF

                                   FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
                                              BID/OFFER MIDPOINT VS. NAV
                              ----------------------------------------------------------
                                   BID/OFFER MIDPOINT             BID/OFFER MIDPOINT
                                       ABOVE NAV                      BELOW NAV
                              ---------------------------    ---------------------------
                               50-99    100-199     >200      50-99    100-199     >200
                               BASIS     BASIS      BASIS     BASIS     BASIS      BASIS
                              POINTS     POINTS    POINTS    POINTS     POINTS    POINTS
                              ------    -------    ------    ------    -------    ------
Five Quarters Ended
  9/30/07...................    12         14         6         9         8          4



                                   CUMULATIVE TOTAL RETURN        AVERAGE ANNUAL TOTAL RETURN
                               ------------------------------   ------------------------------
                                                    DOW JONES                        DOW JONES
                                                     WILSHIRE                         WILSHIRE
                               NET ASSET   MARKET   LARGE CAP   NET ASSET   MARKET   LARGE CAP
                                 VALUE      VALUE     INDEX       VALUE      VALUE     INDEX
                               ---------   ------   ---------   ---------   ------   ---------
One Year ended 12/31/06......    15.38%     15.67%    15.62%      15.38%     15.67%    15.62%
Since Inception(1)...........    18.59%     18.83%    18.86%      16.01%     16.22%    15.96%


--------

   (1) Total returns are calculated based on the commencement of operations on November 8, 2005.

SPDR DJ WILSHIRE LARGE CAP GROWTH ETF

                                   FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
                                              BID/OFFER MIDPOINT VS. NAV
                              ----------------------------------------------------------
                                   BID/OFFER MIDPOINT             BID/OFFER MIDPOINT
                                       ABOVE NAV                      BELOW NAV
                              ---------------------------    ---------------------------
                               50-99    100-199     >200      50-99    100-199     >200
                               BASIS     BASIS      BASIS     BASIS     BASIS      BASIS
                              POINTS     POINTS    POINTS    POINTS     POINTS    POINTS
                              ------    -------    ------    ------    -------    ------
Five Quarters Ended
  9/30/07...................     3         2          1         0         0          0



                                   CUMULATIVE TOTAL RETURN        AVERAGE ANNUAL TOTAL RETURN
                               ------------------------------   ------------------------------
                                                    DOW JONES                        DOW JONES
                                                     WILSHIRE                         WILSHIRE
                                                    LARGE CAP                        LARGE CAP
                               NET ASSET   MARKET     GROWTH    NET ASSET   MARKET     GROWTH
                                 VALUE      VALUE     INDEX       VALUE      VALUE     INDEX
                               ---------   ------   ---------   ---------   ------   ---------
One Year ended 12/31/06......      8.93%     9.05%      9.14%      8.93%      9.05%     9.14%
Five Years ended
  12/31/06(1)................      4.03%     3.79%     19.58%      0.79%      0.75%     3.64%
Since Inception(1), (2)......    -42.81%   -42.74%    -26.61%     -8.53%     -8.51%    -4.82%


--------

   (1) Prior to November 1, 2005, the Fund's investment strategy sought to track the total return performance of an index different from the Dow Jones Wilshire Large Cap Growth Index. Performance of the Fund prior to November 1, 2005 is therefore based on the Fund's investment strategy to track the prior index. Future performance may vary from past results.

   (2) Total returns are calculated based on the commencement of operations on September 25, 2000.

SPDR DJ WILSHIRE LARGE CAP VALUE ETF

                                   FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
                                              BID/OFFER MIDPOINT VS. NAV
                              ----------------------------------------------------------
                                   BID/OFFER MIDPOINT             BID/OFFER MIDPOINT
                                       ABOVE NAV                      BELOW NAV
                              ---------------------------    ---------------------------
                               50-99    100-199     >200      50-99    100-199     >200
                               BASIS     BASIS      BASIS     BASIS     BASIS      BASIS
                              POINTS     POINTS    POINTS    POINTS     POINTS    POINTS
                              ------    -------    ------    ------    -------    ------
Five Quarters Ended
  9/30/07...................     9         3          2         1         0          0



                                   CUMULATIVE TOTAL RETURN        AVERAGE ANNUAL TOTAL RETURN
                               ------------------------------   ------------------------------
                                                    DOW JONES                        DOW JONES
                                                     WILSHIRE                         WILSHIRE
                                                    LARGE CAP                        LARGE CAP
                               NET ASSET   MARKET     VALUE     NET ASSET   MARKET     VALUE
                                 VALUE      VALUE     INDEX       VALUE      VALUE     INDEX
                               ---------   ------   ---------   ---------   ------   ---------
One Year ended 12/31/06......    21.55%     22.67%    21.86%      21.55%     22.67%    21.86%
Five Years ended
  12/31/06(1)................    49.98%     51.47%    62.95%       8.45%      8.66%    10.25%
Since Inception(1), (2)......    48.84%     50.27%    63.54%       6.55%      6.71%     8.16%


--------

   (1) Prior to November 1, 2005, the Fund's investment strategy sought to track the total return performance of an index different from the Dow Jones Wilshire Large Cap Value Index. Performance of the Fund prior to November 1, 2005 is therefore based on the Fund's investment strategy to track the prior index. Future performance may vary from past results.

   (2) Total returns are calculated based on the commencement of operations on September 25, 2000.

SPDR DJ WILSHIRE MID CAP ETF

                                   FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
                                              BID/OFFER MIDPOINT VS. NAV
                                   ------------------------------------------------
                                      BID/OFFER MIDPOINT       BID/OFFER MIDPOINT
                                          ABOVE NAV                BELOW NAV
                                   -----------------------  -----------------------
                                    50-99  100-199   >200    50-99  100-199   >200
                                    BASIS   BASIS    BASIS   BASIS   BASIS    BASIS
                                   POINTS   POINTS  POINTS  POINTS   POINTS  POINTS
                                   ------  -------  ------  ------  -------  ------
Five Quarters Ended 9/30/07......     0       0        0       0       0        0



                                 CUMULATIVE TOTAL RETURN           AVERAGE ANNUAL TOTAL RETURN
                            --------------------------------    --------------------------------
                                                   DOW JONES                           DOW JONES
                                                    WILSHIRE                            WILSHIRE
                            NET ASSET    MARKET     MID CAP     NET ASSET    MARKET     MID CAP
                              VALUE       VALUE      INDEX        VALUE       VALUE      INDEX
                            ---------    ------    ---------    ---------    ------    ---------
One Year ended 12/31/06...    13.27%      12.72%     13.51%       13.27%      12.72%     13.51%
Since Inception(1)........    18.22%      18.14%     18.52%       15.70%      15.63%     15.99%


--------

   (1) Total returns are calculated based on the commencement of operations on November 8, 2005.

SPDR DJ WILSHIRE MID CAP GROWTH ETF

                                   FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
                                              BID/OFFER MIDPOINT VS. NAV
                                   ------------------------------------------------
                                      BID/OFFER MIDPOINT       BID/OFFER MIDPOINT
                                          ABOVE NAV                BELOW NAV
                                   -----------------------  -----------------------
                                    50-99  100-199   >200    50-99  100-199   >200
                                    BASIS   BASIS    BASIS   BASIS   BASIS    BASIS
                                   POINTS   POINTS  POINTS  POINTS   POINTS  POINTS
                                   ------  -------  ------  ------  -------  ------
Five Quarters Ended 9/30/07......     0       0        0       1       0        0



                                CUMULATIVE TOTAL RETURN              AVERAGE ANNUAL TOTAL RETURN
                          -----------------------------------    -----------------------------------
                                                   DOW JONES                              DOW JONES
                                                   WILSHIRE                               WILSHIRE
                          NET ASSET    MARKET       MID CAP      NET ASSET    MARKET       MID CAP
                            VALUE       VALUE    GROWTH INDEX      VALUE       VALUE    GROWTH INDEX
                          ---------    ------    ------------    ---------    ------    ------------
One Year ended
  12/31/06..............    11.32%      11.29%       11.57%        11.32%      11.29%       11.57%
Since Inception(1)......    16.20%      16.13%       16.51%        13.97%      13.91%       14.00%


--------

   (1) Total returns are calculated based on the commencement of operations on November 8, 2005.

SPDR DJ WILSHIRE MID CAP VALUE ETF

                                   FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
                                              BID/OFFER MIDPOINT VS. NAV
                                   ------------------------------------------------
                                      BID/OFFER MIDPOINT       BID/OFFER MIDPOINT
                                          ABOVE NAV                BELOW NAV
                                   -----------------------  -----------------------
                                    50-99  100-199   >200    50-99  100-199   >200
                                    BASIS   BASIS    BASIS   BASIS   BASIS    BASIS
                                   POINTS   POINTS  POINTS  POINTS   POINTS  POINTS
                                   ------  -------  ------  ------  -------  ------
Five Quarters Ended 9/30/07......     2       0        0       1       0        0



                                  CUMULATIVE TOTAL RETURN             AVERAGE ANNUAL TOTAL RETURN
                            ----------------------------------    ----------------------------------
                                                    DOW JONES                             DOW JONES
                                                     WILSHIRE                              WILSHIRE
                            NET ASSET    MARKET      MID CAP      NET ASSET    MARKET      MID CAP
                              VALUE       VALUE    VALUE INDEX      VALUE       VALUE    VALUE INDEX
                            ---------    ------    -----------    ---------    ------    -----------
One Year ended 12/31/06...    15.42%      15.57%      15.71%        15.42%      15.57%      15.71%
Since Inception(1)........    20.47%      20.56%      20.79%        17.62%      17.69%      17.93%


--------

   (1) Total returns are calculated based on the commencement of trading on November 8, 2005.

SPDR DJ WILSHIRE SMALL CAP ETF

                                   FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
                                              BID/OFFER MIDPOINT VS. NAV
                                   ------------------------------------------------
                                      BID/OFFER MIDPOINT       BID/OFFER MIDPOINT
                                          ABOVE NAV                BELOW NAV
                                   -----------------------  -----------------------
                                    50-99  100-199   >200    50-99  100-199   >200
                                    BASIS   BASIS    BASIS   BASIS   BASIS    BASIS
                                   POINTS   POINTS  POINTS  POINTS   POINTS  POINTS
                                   ------  -------  ------  ------  -------  ------
Five Quarters Ended 9/30/07......     1       1        0       0       1        0



                                 CUMULATIVE TOTAL RETURN           AVERAGE ANNUAL TOTAL RETURN
                            --------------------------------    --------------------------------
                                                   DOW JONES                           DOW JONES
                                                    WILSHIRE                            WILSHIRE
                            NET ASSET    MARKET    SMALL CAP    NET ASSET    MARKET    SMALL CAP
                              VALUE       VALUE      INDEX        VALUE       VALUE      INDEX
                            ---------    ------    ---------    ---------    ------    ---------
One Year ended 12/31/06...    16.59%      16.83%     16.98%       16.59%      16.83%     16.98%
Since Inception(1)........    20.78%      20.90%     21.26%       17.87%      17.98%     18.33%


--------

   (1) Total returns are calculated based on the commencement of trading on November 8, 2005.

SPDR DJ WILSHIRE SMALL CAP GROWTH ETF

                                  FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
                                             BID/OFFER MIDPOINT VS. NAV
                               -----------------------------------------------------
                                   BID/OFFER MIDPOINT          BID/OFFER MIDPOINT
                                       ABOVE NAV                   BELOW NAV
                               -------------------------   -------------------------
                                50-99   100-199    >200     50-99   100-199    >200
                                BASIS    BASIS     BASIS    BASIS    BASIS     BASIS
                               POINTS    POINTS   POINTS   POINTS    POINTS   POINTS
                               ------   -------   ------   ------   -------   ------
Five Quarters Ended 9/30/07..     9        6         4        1        0         0



                                                                   AVERAGE ANNUAL TOTAL RETURN
                                                                --------------------------------
                                 CUMULATIVE TOTAL RETURN
                            --------------------------------
                                                   DOW JONES                           DOW JONES
                                                    WILSHIRE                            WILSHIRE
                                                   SMALL CAP                           SMALL CAP
                            NET ASSET    MARKET      GROWTH     NET ASSET    MARKET      GROWTH
                              VALUE       VALUE      INDEX        VALUE       VALUE      INDEX
                            ---------    ------    ---------    ---------    ------    ---------
One Year ended 12/31/06...    13.37%      14.05%     13.79%       13.37%      14.05%     13.79%
Five Years ended
  12/31/06(1).............    28.34%      29.16%     60.36%        5.12%       5.25%      9.90%
Since Inception(1), (2)...    -6.23%      -5.54%     15.19%       -1.02%      -0.90%      2.28%


--------

   (1) Prior to November 1, 2005, the Fund's investment strategy sought to track the total return performance of an index different from the Dow Jones Wilshire Small Cap Growth Index. Performance of the Fund prior to November 1, 2005 is therefore based on the Fund's investment strategy to track the prior index. Future performance may vary from past results.

   (2) Total returns are calculated based on the commencement of operations on September 25, 2000.

SPDR DJ WILSHIRE SMALL CAP VALUE ETF

                                   FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
                                              BID/OFFER MIDPOINT VS. NAV
                                   ------------------------------------------------
                                      BID/OFFER MIDPOINT       BID/OFFER MIDPOINT
                                          ABOVE NAV                BELOW NAV
                                   -----------------------  -----------------------
                                    50-99  100-199   >200    50-99  100-199   >200
                                    BASIS   BASIS    BASIS   BASIS   BASIS    BASIS
                                   POINTS   POINTS  POINTS  POINTS   POINTS  POINTS
                                   ------  -------  ------  ------  -------  ------
Five Quarters Ended 9/30/07......     8       3        1       0       0        0



                                  CUMULATIVE TOTAL RETURN             AVERAGE ANNUAL TOTAL RETURN
                            ----------------------------------    ----------------------------------
                                                    DOW JONES                             DOW JONES
                                                     WILSHIRE                              WILSHIRE
                            NET ASSET    MARKET     SMALL CAP     NET ASSET    MARKET     SMALL CAP
                              VALUE       VALUE    VALUE INDEX      VALUE       VALUE    VALUE INDEX
                            ---------    ------    -----------    ---------    ------    -----------
One Year ended 12/31/06...     19.66%     20.24%       20.04%       19.66%      20.24%      20.04%
Five Years ended
  12/31/06(1).............    107.76%    108.08%      102.79%       15.75%      15.78%      15.18%
Since Inception(1), (2)...    170.13%    171.16%      144.80%       17.18%      17.25%      15.35%


--------

   (1) Prior to November 1, 2005, the Fund's investment strategy sought to track the total return performance of an index different from the Dow Jones Wilshire Small Cap Value Index. Performance of the Fund prior to November 1, 2005 is therefore based on the Fund's investment strategy to track the prior index. Future performance may vary from past results.

   (2) Total returns are calculated based on the commencement of operations on September 25, 2000.

SPDR DJ GLOBAL TITANS ETF

                                   FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
                                              BID/OFFER MIDPOINT VS. NAV
                                   ------------------------------------------------
                                      BID/OFFER MIDPOINT       BID/OFFER MIDPOINT
                                          ABOVE NAV                BELOW NAV
                                   -----------------------  -----------------------
                                    50-99  100-199   >200    50-99  100-199   >200
                                    BASIS   BASIS    BASIS   BASIS   BASIS    BASIS
                                   POINTS   POINTS  POINTS  POINTS   POINTS  POINTS
                                   ------  -------  ------  ------  -------  ------
Five Quarters Ended 9/30/07......     4       2        2       0       0        0



                                   CUMULATIVE TOTAL RETURN             AVERAGE ANNUAL TOTAL RETURN
                             -----------------------------------   ----------------------------------
                                                     DOW JONES                            DOW JONES
                                                   GLOBAL TITANS                        GLOBAL TITANS
                             NET ASSET    MARKET     U.S. CLOSE    NET ASSET   MARKET     U.S. CLOSE
                               VALUE       VALUE       INDEX         VALUE      VALUE       INDEX
                             ---------    ------   -------------   ---------   ------   -------------
One Year ended 12/31/06....    19.83%      19.81%      20.40%        19.83%     19.81%      20.40%
Five Years ended 12/31/06..    26.72%      26.92%      30.36%         4.85%      4.88%       5.45%
Since Inception(1).........     0.94%       1.04%       4.64%         0.15%      0.17%       0.72%


--------

   (1) Total returns are calculated based on the commencement of operations on September 25, 2000.

DJ WILSHIRE REIT ETF

                                   FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
                                              BID/OFFER MIDPOINT VS. NAV
                                   ------------------------------------------------
                                      BID/OFFER MIDPOINT       BID/OFFER MIDPOINT
                                          ABOVE NAV                BELOW NAV
                                   -----------------------  -----------------------
                                    50-99  100-199   >200    50-99  100-199   >200
                                    BASIS   BASIS    BASIS   BASIS   BASIS    BASIS
                                   POINTS   POINTS  POINTS  POINTS   POINTS  POINTS
                                   ------  -------  ------  ------  -------  ------
Five Quarters Ended 9/30/07......     3       0        0       0       1        0



                                    CUMULATIVE TOTAL RETURN         AVERAGE ANNUAL TOTAL RETURN
                               --------------------------------   -------------------------------
                                                      DOW JONES                         DOW JONES
                               NET ASSET    MARKET    WILSHIRE    NET ASSET   MARKET    WILSHIRE
                                 VALUE       VALUE   REIT INDEX     VALUE      VALUE   REIT INDEX
                               ---------    ------   ----------   ---------   ------   ----------
One Year ended 12/31/06......     35.51%     35.62%     35.97%      35.51%     35.62%     35.97%
Five Years ended 12/31/06....    185.82%    185.67%    190.74%      23.37%     23.36%     23.79%
Since Inception(1)...........    224.80%    224.96%    231.13%      22.99%     23.00%     23.15%


--------

   (1) Total returns are calculated based on the commencement of operations on April 23, 2001.

KBW BANK ETF

                                   FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
                                              BID/OFFER MIDPOINT VS. NAV
                                   ------------------------------------------------
                                      BID/OFFER MIDPOINT       BID/OFFER MIDPOINT
                                          ABOVE NAV                BELOW NAV
                                   -----------------------  -----------------------
                                    50-99  100-199   >200    50-99  100-199   >200
                                    BASIS   BASIS    BASIS   BASIS   BASIS    BASIS
                                   POINTS   POINTS  POINTS  POINTS   POINTS  POINTS
                                   ------  -------  ------  ------  -------  ------
Five Quarters Ended 9/30/07......     3       4        0       1       0        0



                                  CUMULATIVE TOTAL RETURN       AVERAGE ANNUAL TOTAL RETURN
                               -----------------------------   -----------------------------
                               NET ASSET   MARKET   KBW BANK   NET ASSET   MARKET   KBW BANK
                                 VALUE      VALUE     INDEX      VALUE      VALUE     INDEX
                               ---------   ------   --------   ---------   ------   --------
One Year ended 12/31/06......    16.50%     16.48%    17.01%     16.50%     16.48%    17.01%
Since Inception(1)...........    20.92%     20.88%    21.56%     18.00%     17.96%    18.21%


--------

   (1) Total returns are calculated based on the commencement of operations on November 8, 2005.

KBW CAPITAL MARKETS ETF

                                   FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
                                              BID/OFFER MIDPOINT VS. NAV
                                   ------------------------------------------------
                                      BID/OFFER MIDPOINT       BID/OFFER MIDPOINT
                                          ABOVE NAV                BELOW NAV
                                   -----------------------  -----------------------
                                    50-99  100-199   >200    50-99  100-199   >200
                                    BASIS   BASIS    BASIS   BASIS   BASIS    BASIS
                                   POINTS   POINTS  POINTS  POINTS   POINTS  POINTS
                                   ------  -------  ------  ------  -------  ------
Five Quarters Ended 9/30/07......     5       1        0       1       0        0



                                  CUMULATIVE TOTAL RETURN          AVERAGE ANNUAL TOTAL RETURN
                             --------------------------------   --------------------------------
                                                  KBW CAPITAL                        KBW CAPITAL
                             NET ASSET   MARKET     MARKETS     NET ASSET   MARKET     MARKETS
                               VALUE      VALUE      INDEX        VALUE      VALUE      INDEX
                             ---------   ------   -----------   ---------   ------   -----------
One Year ended 12/31/06....    28.47%     28.67%     28.99%       28.47%     28.67%     28.99%
Since Inception(1).........    32.23%     32.40%     32.84%       27.55%     27.70%     27.56%


--------

   (1) Total returns are calculated based on the commencement of operations on November 8, 2005.

KBW INSURANCE ETF

                                   FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
                                              BID/OFFER MIDPOINT VS. NAV
                                   ------------------------------------------------
                                      BID/OFFER MIDPOINT       BID/OFFER MIDPOINT
                                          ABOVE NAV                BELOW NAV
                                   -----------------------  -----------------------
                                    50-99  100-199   >200    50-99  100-199   >200
                                    BASIS   BASIS    BASIS   BASIS   BASIS    BASIS
                                   POINTS   POINTS  POINTS  POINTS   POINTS  POINTS
                                   ------  -------  ------  ------  -------  ------
Five Quarters Ended 9/30/07......     1       0        0       0       0        0



                                    CUMULATIVE TOTAL RETURN        AVERAGE ANNUAL TOTAL RETURN
                                ------------------------------   ------------------------------
                                                        KBW                              KBW
                                NET ASSET   MARKET   INSURANCE   NET ASSET   MARKET   INSURANCE
                                  VALUE      VALUE     INDEX       VALUE      VALUE     INDEX
                                ---------   ------   ---------   ---------   ------   ---------
One Year ended 12/31/06.......    10.19%      9.54%    10.60%      10.19%     9.54%     10.60%
Since Inception(1)............    11.21%     11.04%    11.69%       9.70%     9.55%      9.94%


--------

   (1) Total returns are calculated based on the commencement of operations on November 8, 2005.

MORGAN STANLEY TECHNOLOGY ETF

                                   FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
                                              BID/OFFER MIDPOINT VS. NAV
                                   ------------------------------------------------
                                      BID/OFFER MIDPOINT       BID/OFFER MIDPOINT
                                          ABOVE NAV                BELOW NAV
                                   -----------------------  -----------------------
                                    50-99  100-199   >200    50-99  100-199   >200
                                    BASIS   BASIS    BASIS   BASIS   BASIS    BASIS
                                   POINTS   POINTS  POINTS  POINTS   POINTS  POINTS
                                   ------  -------  ------  ------  -------  ------
Five Quarters Ended 9/30/07......     1       1        0       0       0        0



                                  CUMULATIVE TOTAL RETURN         AVERAGE ANNUAL TOTAL RETURN
                              -------------------------------   -------------------------------
                                                     MORGAN                            MORGAN
                                                     STANLEY                           STANLEY
                              NET ASSET   MARKET   TECHNOLOGY   NET ASSET   MARKET   TECHNOLOGY
                                VALUE      VALUE      INDEX       VALUE      VALUE      INDEX
                              ---------   ------   ----------   ---------   ------   ----------
One Year ended 12/31/06.....      8.83%     8.92%      9.40%       8.83%      8.92%      9.40%
Five Years ended 12/31/06...     11.35%    11.28%     14.30%       2.17%      2.16%      2.71%
Since Inception(1)..........    -42.07%   -41.99%    -40.58%      -8.34%     -8.32%     -7.89%


--------

   (1) Total returns are calculated based on the commencement of operations, September 25, 2000.

SPDR S&P DIVIDEND ETF

                                   FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
                                              BID/OFFER MIDPOINT VS. NAV
                                   ------------------------------------------------
                                      BID/OFFER MIDPOINT       BID/OFFER MIDPOINT
                                          ABOVE NAV                BELOW NAV
                                   -----------------------  -----------------------
                                    50-99  100-199   >200    50-99  100-199   >200
                                    BASIS   BASIS    BASIS   BASIS   BASIS    BASIS
                                   POINTS   POINTS  POINTS  POINTS   POINTS  POINTS
                                   ------  -------  ------  ------  -------  ------
Five Quarters Ended 9/30/07......    14       3        1       0       0        0



                                    CUMULATIVE TOTAL RETURN          AVERAGE ANNUAL TOTAL RETURN
                               --------------------------------   --------------------------------
                                                        S&P                                S&P
                                                     HIGH YIELD                         HIGH YIELD
                                                      DIVIDEND                           DIVIDEND
                               NET ASSET   MARKET   ARISTOCRATS   NET ASSET   MARKET   ARISTOCRATS
                                 VALUE      VALUE      INDEX        VALUE      VALUE      INDEX
                               ---------   ------   -----------   ---------   ------   -----------
One Year ended 12/31/06......    17.74%     17.92%     18.00%       17.74%     17.92%     18.00%
Since Inception(1)...........    19.74%     20.01%     20.01%       16.99%     17.22%     16.92%


--------

   (1) Total returns are calculated based on the commencement of operations on November 8, 2005.

SPDR S&P BIOTECH ETF

                                   FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
                                              BID/OFFER MIDPOINT VS. NAV
                              ----------------------------------------------------------
                                   BID/OFFER MIDPOINT             BID/OFFER MIDPOINT
                                       ABOVE NAV                      BELOW NAV
                              ---------------------------    ---------------------------
                               50-99    100-199     >200      50-99    100-199     >200
                               BASIS     BASIS      BASIS     BASIS     BASIS      BASIS
                              POINTS     POINTS    POINTS    POINTS     POINTS    POINTS
                              ------    -------    ------    ------    -------    ------
Five Quarters Ended
  9/30/07...................     1         1          0         0         0          0


SPDR S&P HOMEBUILDERS ETF

                                   FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
                                              BID/OFFER MIDPOINT VS. NAV
                              ----------------------------------------------------------
                                   BID/OFFER MIDPOINT             BID/OFFER MIDPOINT
                                       ABOVE NAV                      BELOW NAV
                              ---------------------------    ---------------------------
                               50-99    100-199     >200      50-99    100-199     >200
                               BASIS     BASIS      BASIS     BASIS     BASIS      BASIS
                              POINTS     POINTS    POINTS    POINTS     POINTS    POINTS
                              ------    -------    ------    ------    -------    ------
Five Quarters Ended
  9/30/07...................     7         3          0         3         0          0


SPDR S&P METALS & MINING ETF

                                   FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
                                              BID/OFFER MIDPOINT VS. NAV
                              ----------------------------------------------------------
                                   BID/OFFER MIDPOINT             BID/OFFER MIDPOINT
                                       ABOVE NAV                      BELOW NAV
                              ---------------------------    ---------------------------
                               50-99    100-199     >200      50-99    100-199     >200
                               BASIS     BASIS      BASIS     BASIS     BASIS      BASIS
                              POINTS     POINTS    POINTS    POINTS     POINTS    POINTS
                              ------    -------    ------    ------    -------    ------
Five Quarters Ended
  9/30/07...................     4         2          0         2         0          0


SPDR S&P OIL & GAS EQUIPMENT & SERVICES ETF

                                   FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
                                              BID/OFFER MIDPOINT VS. NAV
                              ----------------------------------------------------------
                                   BID/OFFER MIDPOINT             BID/OFFER MIDPOINT
                                       ABOVE NAV                      BELOW NAV
                              ---------------------------    ---------------------------
                               50-99    100-199     >200      50-99    100-199     >200
                               BASIS     BASIS      BASIS     BASIS     BASIS      BASIS
                              POINTS     POINTS    POINTS    POINTS     POINTS    POINTS
                              ------    -------    ------    ------    -------    ------
Five Quarters Ended
  9/30/07...................     9         2          0         1         1          0

SPDR S&P OIL & GAS EXPLORATION & PRODUCTION ETF

                                   FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
                                              BID/OFFER MIDPOINT VS. NAV
                              ----------------------------------------------------------
                                   BID/OFFER MIDPOINT             BID/OFFER MIDPOINT
                                       ABOVE NAV                      BELOW NAV
                              ---------------------------    ---------------------------
                               50-99    100-199     >200      50-99    100-199     >200
                               BASIS     BASIS      BASIS     BASIS     BASIS      BASIS
                              POINTS     POINTS    POINTS    POINTS     POINTS    POINTS
                              ------    -------    ------    ------    -------    ------
Five Quarters Ended
  9/30/07...................     5         0          0         0         0          0


SPDR S&P PHARMACEUTICALS ETF

                                   FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
                                              BID/OFFER MIDPOINT VS. NAV
                              ----------------------------------------------------------
                                   BID/OFFER MIDPOINT             BID/OFFER MIDPOINT
                                       ABOVE NAV                      BELOW NAV
                              ---------------------------    ---------------------------
                               50-99    100-199     >200      50-99    100-199     >200
                               BASIS     BASIS      BASIS     BASIS     BASIS      BASIS
                              POINTS     POINTS    POINTS    POINTS     POINTS    POINTS
                              ------    -------    ------    ------    -------    ------
Five Quarters Ended
  9/30/07...................     2         2          0         2         0          0


SPDR S&P RETAIL ETF

                                   FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
                                              BID/OFFER MIDPOINT VS. NAV
                              ----------------------------------------------------------
                                   BID/OFFER MIDPOINT             BID/OFFER MIDPOINT
                                       ABOVE NAV                      BELOW NAV
                              ---------------------------    ---------------------------
                               50-99    100-199     >200      50-99    100-199     >200
                               BASIS     BASIS      BASIS     BASIS     BASIS      BASIS
                              POINTS     POINTS    POINTS    POINTS     POINTS    POINTS
                              ------    -------    ------    ------    -------    ------
Five Quarters Ended
  9/30/07...................     4         0          0         2         0          0


SPDR S&P SEMICONDUCTOR ETF

                                   FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
                                              BID/OFFER MIDPOINT VS. NAV
                              ----------------------------------------------------------
                                   BID/OFFER MIDPOINT             BID/OFFER MIDPOINT
                                       ABOVE NAV                      BELOW NAV
                              ---------------------------    ---------------------------
                               50-99    100-199     >200      50-99    100-199     >200
                               BASIS     BASIS      BASIS     BASIS     BASIS      BASIS
                              POINTS     POINTS    POINTS    POINTS     POINTS    POINTS
                              ------    -------    ------    ------    -------    ------
Five Quarters Ended
  9/30/07...................     3         0          0         2         0          0

KBW REGIONAL BANKING ETF

                                   FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
                                              BID/OFFER MIDPOINT VS. NAV
                              ----------------------------------------------------------
                                   BID/OFFER MIDPOINT             BID/OFFER MIDPOINT
                                       ABOVE NAV                      BELOW NAV
                              ---------------------------    ---------------------------
                               50-99    100-199     >200      50-99    100-199     >200
                               BASIS     BASIS      BASIS     BASIS     BASIS      BASIS
                              POINTS     POINTS    POINTS    POINTS     POINTS    POINTS
                              ------    -------    ------    ------    -------    ------
Five Quarters Ended
  9/30/07...................     9         0          0         1         0          0

                       WHERE TO LEARN MORE ABOUT THE FUNDS

     This Prospectus does not contain all the information included in the Registration Statement filed with the SEC with respect to the Funds' Shares. The SAI and the annual and semi-annual reports to shareholders, each of which is on file with the SEC, provide more information about the Funds. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during the Fund's last fiscal year. The SAI and the financial statements included in the Trust's most recent annual reports to shareholders are incorporated herein by reference (i.e., they are legally part of this Prospectus). These materials may be obtained without charge, upon request, by writing to the Distributor, State Street Global Markets, LLC, State Street Financial Center, One Lincoln Street, Boston, Massachusetts 02111, by visiting the Funds' website at www.SPDRETFs.com or by calling the following number:

                      INVESTOR INFORMATION: 1-866-787-2257

     The Registration Statement, including this Prospectus, the SAI, and the exhibits as well as any shareholder reports may be reviewed and copied at the SEC's Public Reference Room (100 F Street NE, Washington D.C. 20549) or on the EDGAR Database on the SEC's website (http://www.sec.gov). Information on the operation of the public reference room may be obtained by calling the SEC at 1-202-942-8090. You may get copies of this and other information after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102.

     Shareholder inquiries may be directed to the Funds in writing to State Street Global Markets, LLC, State Street Financial Center, One Lincoln Street, Boston, Massachusetts 02111 or by calling the Investor Information number listed above.

     NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS IN CONNECTION WITH THE OFFER OF THE FUNDS' SHARES, AND, IF GIVEN OR MADE, THE INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE TRUST OR THE FUNDS. NEITHER THE DELIVERY OF THIS PROSPECTUS NOR ANY SALE OF SHARES SHALL UNDER ANY CIRCUMSTANCE IMPLY THAT THE INFORMATION CONTAINED HEREIN IS CORRECT AS OF ANY DATE AFTER THE DATE OF THIS PROSPECTUS.

     DEALERS EFFECTING TRANSACTIONS IN THE FUNDS' SHARES, WHETHER OR NOT PARTICIPATING IN THIS DISTRIBUTION, ARE GENERALLY REQUIRED TO DELIVER A PROSPECTUS. THIS IS IN ADDITION TO ANY OBLIGATION OF DEALERS TO DELIVER A PROSPECTUS WHEN ACTING AS UNDERWRITERS.

SPDRSTPROS               The Trust's Investment Company Act Number is 811-08839.

                              SPDR(R) SERIES TRUST

                        Supplement Dated October 31, 2007
                                     to the
                        Prospectus Dated October 31, 2007

SPDR(R) S&P(R) Aerospace & Defense ETF
SPDR(R) S&P(R) Building & Construction ETF
SPDR(R) S&P(R) Computer Hardware ETF
SPDR(R) S&P(R) Computer Software ETF
SPDR(R) S&P(R) Health Care Equipment ETF
SPDR(R) S&P(R) Health Care Services ETF
SPDR(R) S&P(R) LeisureTime ETF
SPDR(R) S&P(R) Outsourcing & IT Consulting ETF
SPDR(R) S&P(R) Telecom ETF
SPDR(R) S&P(R) Transportation ETF
KBW Mortgage Finance(SM) ETF

All above-listed ETFs are not yet in operation and thus are not currently offered by the SPDR Series Trust.



SPDRSTSUPP1

                              SPDR(R) SERIES TRUST

                                   PROSPECTUS

                       SPDR(R) LEHMAN 1-3 MONTH T-BILL ETF
                  SPDR(R) LEHMAN SHORT TERM MUNICIPAL BOND ETF
                  SPDR(R) LEHMAN INTERMEDIATE TERM TREASURY ETF
                      SPDR(R) LEHMAN LONG TERM TREASURY ETF
                        SPDR(R) BARCLAYS CAPITAL TIPS ETF
                  SPDR(R) LEHMAN CALIFORNIA MUNICIPAL BOND ETF
                   SPDR(R) LEHMAN NEW YORK MUNICIPAL BOND ETF
                        SPDR(R) LEHMAN MUNICIPAL BOND ETF
                        SPDR(R) LEHMAN AGGREGATE BOND ETF
                 SPDR(R) LEHMAN INTERNATIONAL TREASURY BOND ETF

                                OCTOBER 31, 2007

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. SHARES IN THE FUNDS ARE NOT GUARANTEED OR INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER AGENCY OF THE U.S. GOVERNMENT, NOR ARE SHARES DEPOSITS OR OBLIGATIONS OF ANY BANK. SUCH SHARES IN THE FUNDS INVOLVE INVESTMENT RISKS, INCLUDING THE LOSS OF PRINCIPAL.

                     THIS PAGE IS INTENTIONALLY LEFT BLANK.

                                TABLE OF CONTENTS


OVERVIEW OF THE FUNDS..............................            1
  Who Should Invest?...............................            1
  Principal Strategies of the Funds................            2
  Principal Risks of the Funds.....................            4
DESCRIPTION OF THE FUNDS...........................            7
  SPDR Lehman 1-3 Month T-Bill ETF.................            7
  SPDR Lehman Short Term Municipal Bond ETF........            7
  SPDR Lehman Intermediate Term Treasury ETF.......           11
  SPDR Lehman Long Term Treasury ETF...............           11
  SPDR Barclays Capital TIPS ETF...................           12
  SPDR Lehman California Municipal Bond ETF........           13
  SPDR Lehman New York Municipal Bond ETF..........           16
  SPDR Lehman Municipal Bond ETF...................           19
  SPDR Lehman Aggregate Bond ETF...................           22
  SPDR Lehman International Treasury Bond ETF......           24
PERFORMANCE BAR CHARTS AND TABLES..................           27
FEES AND EXPENSES..................................           28
  Examples.........................................           30
ADDITIONAL INDEX INFORMATION.......................           32
ADDITIONAL INVESTMENT STRATEGIES, RISKS AND OTHER
  CONSIDERATIONS...................................           38
  Additional Investment Strategies.................           38
  Additional Risks.................................           38
  Other Considerations.............................           40
MANAGEMENT.........................................           41
INDEX LICENSES/DISCLAIMERS.........................           46
DETERMINATION OF NET ASSET VALUE...................           48
BUYING AND SELLING THE FUNDS.......................           49
PURCHASE AND REDEMPTION OF CREATION UNITS..........           49
DISTRIBUTIONS......................................           56
PORTFOLIO HOLDINGS.................................           56
TAX MATTERS........................................           56
GENERAL INFORMATION................................           61
FINANCIAL HIGHLIGHTS...............................           62
ADDITIONAL INFORMATION CONCERNING THE FUNDS........           63
WHERE TO LEARN MORE ABOUT THE FUNDS................   Back Cover

                     THIS PAGE IS INTENTIONALLY LEFT BLANK.

                              OVERVIEW OF THE FUNDS

     The investment portfolios offered by this Prospectus as described herein (each is referred to as a "Fund" and collectively, the "Funds") are series of SPDR(R) Series Trust (the "Trust").

     Each Fund, using an "indexing" investment approach, seeks to replicate as closely as possible, before fees and expenses, the price and yield performance of a market index (each, an "Index"). For more information regarding each Index, please refer to the "Additional Index Information" section of this Prospectus. SSgA Funds Management, Inc. (the "Adviser") serves as the investment adviser to the Funds.

     The shares of the Funds (the "Shares") are listed on the American Stock Exchange (the "Exchange"). The Shares trade on the Exchange at market prices that may differ to some degree from the Share's net asset values. Each Fund issues and redeems its Shares on a continuous basis, at net asset value, only in a large specified number of Shares called a "Creation Unit," principally in-kind for securities included in the relevant Index (except for the Municipal Bond ETFs (as defined below)) and, with respect to the Municipal Bond ETFs and the SPDR Lehman International Treasury Bond ETF (sometimes referred to herein as the "International Treasury Bond ETF"), generally in exchange for cash, or at such Fund's discretion, in kind for securities included in its Index. EXCEPT WHEN AGGREGATED IN CREATION UNITS, THE SHARES ARE NOT REDEEMABLE SECURITIES OF THE FUNDS.

                               WHO SHOULD INVEST?

     Each Fund is designed for investors who seek a relatively low-cost "passive" approach for investing in a portfolio of securities as represented in each Fund's Index. The SPDR Lehman Municipal Bond ETF, SPDR Lehman California Municipal Bond ETF, SPDR Lehman New York Municipal Bond ETF and SPDR Lehman Short Term Municipal Bond ETF (collectively, the "Municipal Bond ETFs") intend to pay income that is exempt from Federal income taxes and the Federal alternative minimum tax ("AMT").

     Each Fund may be suitable for long term investment in the market or sector represented in its Index. Shares of the Funds may also be used as an asset allocation tool or as a speculative trading instrument. Unlike many conventional mutual funds, which are only bought and sold at closing net asset values, each Fund's Shares are listed on the Exchange and trade in a secondary market on an intraday basis and can be created and redeemed in Creation Units at each day's next calculated net asset value.

                        PRINCIPAL STRATEGIES OF THE FUNDS

     The Adviser seeks a correlation of 0.95 or better between each Fund's performance and the performance of its Index; however, a number of factors may affect a Fund's ability to achieve a high correlation with its Index, including the degree to which a Fund utilizes a sampling methodology (as described below). There can be no guarantee that a Fund will achieve a high degree of correlation. A correlation of 1.00 would represent perfect correlation.

     The Adviser will utilize a sampling methodology in seeking to achieve each Fund's investment objective. Sampling means that the Adviser uses quantitative analysis to select securities that represent a sample of securities in the relevant Index that have a similar investment profile as the relevant Index in terms of key risk factors, performance attributes and other characteristics. The quantity of holdings in each Fund will be based on a number of factors, including asset size of each Fund. The Adviser generally expects each Fund to hold less than the total number of securities in its Index, but reserves the right to hold as many securities as it believes necessary to achieve a Fund's investment objective.

     In addition, from time to time, securities are added to or removed from an Index. The Adviser may sell securities that are represented in an Index, or purchase securities that are not yet represented in an Index, in anticipation of their removal from or addition to an Index. Further, the Adviser may choose to overweight securities in an Index, purchase or sell securities not in an Index, or utilize various combinations of other available investment techniques, in seeking to track an Index.

     Each Fund will normally invest at least 80% of its total assets in fixed income securities that comprise its benchmark Index. With respect to the SPDR Lehman Aggregate Bond ETF, TBA Transactions (as defined below) are included within this 80% investment policy. Each Fund will provide shareholders with at least 60 days notice prior to any material change in the above-noted 80% investment policy or its underlying Index. This percentage limitation applies at the time of investment. Each Fund may also invest its other assets in securities not included in its benchmark Index, but which the Adviser believes will help a Fund track its Index, as well as in certain futures, options, swap contracts and other derivatives, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including affiliated money market funds). Each Fund will generally concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry, sector or state, as applicable, to approximately the same extent that its benchmark Index is so concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities, TIPS (as defined below), securities of state or municipal governments and their political subdivisions and securities of foreign governments are not considered to be issued by members of any industry. Each Fund is non-diversified and, as a result, may invest a larger percentage of its assets in securities of a single issuer than that of a diversified fund.

     Each Municipal Bond ETF has adopted a fundamental investment policy to invest at least 80% of its assets in investments suggested by its name. For purposes of this policy, the term "assets" means net assets plus the amount of borrowings for investment purposes. This percentage limitation applies at the time of investment. The Board of Trustees of the Trust (the "Board") may change a Fund's investment strategy, Index and other policies without shareholder approval, except as otherwise indicated. Except for the Municipal Bond ETFs, the Board may also change a Fund's investment objective without shareholder approval.

                          PRINCIPAL RISKS OF THE FUNDS

     THE FUNDS' SHARES WILL CHANGE IN VALUE, AND YOU COULD LOSE MONEY BY INVESTING IN THE FUNDS. THE FUNDS MAY NOT ACHIEVE THEIR OBJECTIVES. AN INVESTMENT IN A FUND IS NOT A DEPOSIT WITH A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

---------------------------------------------------------------------------------------------------------------------------

TICKER           NAME





                               INDEX RISK  MARKET RISK  SAMPLING INDEX TRACKING RISK  MANAGEMENT RISK  NON-DIVERSIFIED RISK
---------------------------------------------------------------------------------------------------------------------------
        SPDR Lehman 1-3 Month
  BIL   T-Bill ETF                  X           X                     X                      X                   X
---------------------------------------------------------------------------------------------------------------------------
        SPDR Lehman Short
  SHM   Term Municipal Bond         X           X                     X                      X                   X
        ETF
---------------------------------------------------------------------------------------------------------------------------
        SPDR Lehman
  ITE   Intermediate Term           X           X                     X                      X                   X
        Treasury ETF
---------------------------------------------------------------------------------------------------------------------------
        SPDR Lehman Long Term
  TLO   Treasury ETF                X           X                     X                      X                   X
---------------------------------------------------------------------------------------------------------------------------
        SPDR Barclays Capital
  IPE   TIPS ETF                    X           X                     X                      X                   X
---------------------------------------------------------------------------------------------------------------------------
        SPDR Lehman
  CXA   California Municipal        X           X                     X                      X                   X
        Bond ETF
---------------------------------------------------------------------------------------------------------------------------
        SPDR Lehman New York
  INY   Municipal Bond ETF          X           X                     X                      X                   X
---------------------------------------------------------------------------------------------------------------------------
        SPDR Lehman Municipal
  TFI   Bond ETF                    X           X                     X                      X                   X
---------------------------------------------------------------------------------------------------------------------------
        SPDR Lehman Aggregate
  LAG   Bond ETF                    X           X                     X                      X                   X
---------------------------------------------------------------------------------------------------------------------------
        SPDR Lehman
  BWX   International               X           X                     X                      X                   X
        Treasury Bond ETF
---------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

TICKER





        INCOME RISK  INTEREST RATE RISK  CREDIT RISK  CALL RISK  DERIVATIVES RISK  U.S. GOVERNMENT AGENCY SECURITIES RISK
-------------------------------------------------------------------------------------------------------------------------
  BIL        X                X               X           X              X                            X
-------------------------------------------------------------------------------------------------------------------------
  SHM        X                X               X           X              X
-------------------------------------------------------------------------------------------------------------------------
  ITE        X                X               X           X              X                            X
-------------------------------------------------------------------------------------------------------------------------
  TLO        X                X               X           X              X                            X
-------------------------------------------------------------------------------------------------------------------------
  IPE        X                X               X           X              X                            X
-------------------------------------------------------------------------------------------------------------------------
  CXA        X                X               X           X              X
-------------------------------------------------------------------------------------------------------------------------
  INY        X                X               X           X              X
-------------------------------------------------------------------------------------------------------------------------
  TFI        X                X               X           X              X
-------------------------------------------------------------------------------------------------------------------------
  LAG        X                X               X           X              X                            X
-------------------------------------------------------------------------------------------------------------------------
  BWX        X                X               X           X              X
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------

TICKER





        ISSUER RISK  CONCENTRATION RISK  LIQUIDITY RISK  TAX RISK  POLITICAL RISK  OTHER MUNICIPAL SECURITIES RISKS
-------------------------------------------------------------------------------------------------------------------
  BIL
-------------------------------------------------------------------------------------------------------------------
  SHM        X                X                 X            X            X                        X
-------------------------------------------------------------------------------------------------------------------
  ITE
-------------------------------------------------------------------------------------------------------------------
  TLO
-------------------------------------------------------------------------------------------------------------------
  IPE
-------------------------------------------------------------------------------------------------------------------
  CXA        X                X                 X            X            X                        X
-------------------------------------------------------------------------------------------------------------------
  INY        X                X                 X            X            X                        X
-------------------------------------------------------------------------------------------------------------------
  TFI        X                X                 X            X            X                        X
-------------------------------------------------------------------------------------------------------------------
  LAG        X
-------------------------------------------------------------------------------------------------------------------
  BWX
-------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------

TICKER





        CALIFORNIA STATE-SPECIFIC RISK  NEW YORK STATE-SPECIFIC RISK  PREPAYMENT RISK  EXTENSION RISK
-----------------------------------------------------------------------------------------------------
  BIL
-----------------------------------------------------------------------------------------------------
  SHM                  X                              X
-----------------------------------------------------------------------------------------------------
  ITE
-----------------------------------------------------------------------------------------------------
  TLO
-----------------------------------------------------------------------------------------------------
  IPE
-----------------------------------------------------------------------------------------------------
  CXA                  X
-----------------------------------------------------------------------------------------------------
  INY                                                 X
-----------------------------------------------------------------------------------------------------
  TFI                  X                              X
-----------------------------------------------------------------------------------------------------
  LAG                                                                        X                X
-----------------------------------------------------------------------------------------------------
  BWX
-----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------

TICKER





        MORTGAGE-BACKED SECURITIES RISK  FOREIGN SECURITIES RISKS  EMERGING MARKETS RISK
----------------------------------------------------------------------------------------
  BIL
----------------------------------------------------------------------------------------
  SHM
----------------------------------------------------------------------------------------
  ITE
----------------------------------------------------------------------------------------
  TLO
----------------------------------------------------------------------------------------
  IPE
----------------------------------------------------------------------------------------
  CXA
----------------------------------------------------------------------------------------
  INY
----------------------------------------------------------------------------------------
  TFI
----------------------------------------------------------------------------------------
  LAG                  X
----------------------------------------------------------------------------------------
  BWX                                                X                       X
----------------------------------------------------------------------------------------


     INDEX RISK: Unlike many investment companies, each Fund is not actively "managed." Therefore, a Fund may not sell a fixed income security because the security's issuer was in financial trouble unless that security is removed from the relevant Index. The Fund may not perform the same as its benchmark Index due to tracking error.

     MARKET RISK: An investment in a Fund involves risks similar to those of investing in any fund of fixed income securities traded on exchanges, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in bond prices. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the relevant Index. The values of fixed income securities could decline generally or could underperform other investments. Different types of fixed income securities tend to go through cycles of out-performance and under-performance in comparison to the general securities markets.

     SAMPLING INDEX TRACKING RISK: Each Fund's return may not match the return of its Index for a number of reasons. For example, a Fund incurs a number of operating expenses not applicable to its Index, and incurs costs in buying and selling securities, especially when rebalancing a Fund's securities holdings to reflect changes in the composition of its Index, or representative sample of its Index. A Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and pay expenses. Since each Fund may utilize a sampling approach and may hold futures or other derivative positions, its return may not correlate as well with the return on its Index, as would be the case if a Fund purchased all of the fixed income securities in its Index.

     MANAGEMENT RISK: Because each Fund may not fully replicate its Index and may hold less than the total number of fixed income securities in its Index, each Fund is subject to management risk. This is the risk that the Adviser's security selection process, which is subject to a number of constraints, may not produce the intended results.

     NON-DIVERSIFIED RISK: Each Fund is non-diversified and, as a result, may have greater exposure to volatility than other funds. Because a non-diversified fund may invest a larger percentage of its assets in securities of a single issuer than that of a diversified fund, the performance of that issuer can have a substantial impact on a Fund's share price. Each Fund intends to maintain the required level of diversification so as to qualify as a "regulated investment company" for purposes of the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code"), in order to avoid liability for federal income tax to the extent that its earnings are distributed to shareholders. Compliance with diversification requirements of the Internal Revenue Code could limit the investment flexibility of a Fund.

     INCOME RISK: Each Fund's income may decline due to falling interest rates. During a period of falling interest rates, income is generally higher for short term bond funds, moderate for intermediate term bond funds and low for long term bond funds. Therefore, investors should expect a Fund's monthly income to fluctuate accordingly. The monthly income of the SPDR Barclays Capital TIPS ETF is likely to fluctuate more than the other funds due to the Fund's sensitivity to income fluctuations based on inflation.

     INTEREST RATE RISK: Interest rate risk is the risk that the securities in a Fund's portfolio will decline in value because of increases in market interest rates. Debt securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter durations. See discussion of "Additional Index Information" below regarding the duration of securities in each Index.

     CREDIT RISK: Each Fund could lose money if the issuer of a debt security is unable to meet its principal obligations in a timely manner, or negative perceptions of the issuer's ability to make such payments cause the price of the bond to decline. Funds that invest primarily in bonds issued by U.S. government agencies and instrumentalities will be subject to less credit risk than Funds that invest in other debt obligations.

     CALL RISK: Each Fund may invest in callable bonds, and such issuers may "call" or repay these securities with higher coupon or interest rates before the security's maturity date. If interest rates are falling, a Fund may have to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund's income.

     DERIVATIVES RISK: A derivative is a financial contract the value of which depends on, or is derived from, the value of an underlying asset such as a security or an index. Each Fund may invest in futures contracts and other derivatives. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus a Fund's losses may be greater if it invests in derivatives than if it invests only in conventional securities.

                            DESCRIPTION OF THE FUNDS

                        SPDR LEHMAN 1-3 MONTH T-BILL ETF
                                  (SYMBOL: BIL)

     Investment Objective. The Fund's investment objective is to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the 1-3 month sector of the United States Treasury Bill market. There is no assurance that the Fund will achieve its investment objective.

     Principal Investment Strategies. The Fund uses a passive management strategy designed to track the price and yield performance of the Lehman Brothers 1-3 Month U.S. Treasury Bill Index (the "1-3 Month U.S. Treasury Bill Index"). The 1-3 Month U.S. Treasury Bill Index measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of greater than or equal to 1 month and less than 3 months. As of September 30, 2007, there were 9 issues included in the 1-3 Month U.S. Treasury Bill Index.

     Principal Risks. The Fund is subject to the risks identified as applicable to the Fund in PRINCIPAL RISKS OF THE FUNDS under "Overview of the Funds" above. Also see ADDITIONAL RISKS under "Additional Investment Strategies, Risks and Other Considerations." In addition, the Fund is subject to the following risk:

          U.S. GOVERNMENT AGENCY SECURITIES RISK: U.S. government securities are backed by the full faith and credit of the U.S. government and are guaranteed as to both principal and interest by the U.S. Treasury as well as certain other agencies, such as the Government National Mortgage Association ("GNMA"). The Fund may also invest in obligations issued by other entities such as the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation, which are supported solely by the credit of the agency or instrumentality itself, and are neither guaranteed nor insured by the U.S. government. No assurance can be given that the U.S. government would provide financial support to such agencies if needed.

                    SPDR LEHMAN SHORT TERM MUNICIPAL BOND ETF
                                  (SYMBOL: SHM)

     Investment Objective. The Fund's investment objective is to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the short term tax exempt municipal bond market and provides income that is exempt from

Federal income taxes. There is no assurance that the Fund will achieve its investment objective.

     Principal Investment Strategies. The Fund uses a passive management strategy designed to track the price and yield performance of the Lehman Brothers Managed Money Municipal Short Term Index (the "Short Term Municipal Bond Index"). The Short Term Municipal Bond Index tracks publicly traded municipal bonds that cover the U.S. dollar denominated short term tax exempt bond market, including state and local general obligation bonds, revenue bonds, pre-refunded bonds, and insured bonds. A general obligation bond is secured by the full faith and credit of its issuer. A revenue bond is payable from a specific source of revenue. A pre-refunded bond is a revenue bond that the issuer has allocated funds to fully retire. An insured bond is protected from issuer default or rating downgrade by an insurance company. As of September 30, 2007, there were approximately 3,630 issues included in the Short Term Municipal Bond Index.

     Principal Risks. The Fund is subject to the risks identified as applicable to the Fund in PRINCIPAL RISKS OF THE FUNDS under "Overview of the Funds" above. Also see ADDITIONAL RISKS under "Additional Investment Strategies, Risks and Other Considerations." In addition, the Fund is subject to the following risks:

          CALIFORNIA STATE-SPECIFIC RISK: Because the Fund may invest a substantial portion of its assets in California municipal securities, the Fund will have greater exposure to negative political, economic and statutory factors within the State of California than a fund that invests in a broader base of securities. Unfavorable developments in any economic sector may have a substantial impact on the overall California municipal market. Provisions of the California Constitution and state statutes that limit the taxing and spending authority of California governmental entities may impair the ability of California issuers to pay principal and/or interest on their obligations. While California's economy is broad, it does have major concentrations in high technology, aerospace and defense-related manufacturing, trade, entertainment, real estate and financial services, and may be sensitive to economic problems affecting those industries. Future California political and economic developments, constitutional amendments, legislative measures, executive orders, administrative regulations, litigation and voter initiatives could have an adverse effect on the debt obligations of California issuers.

          NEW YORK STATE-SPECIFIC RISK: Because the Fund may invest a substantial portion of its assets in New York municipal securities, the Fund will have greater exposure to negative political, economic and statutory factors within the State of New York than a fund that invests in a broader base of securities. Unfavorable developments in any economic sector may have a substantial impact on the overall New York municipal market. Certain issuers of New York municipal bonds have experienced serious financial difficulties in the past and reoccurrence of these difficulties may impair the ability of certain New York issuers to pay principal or interest on their obligations. The financial health of New York City affects that of the state, and when New York City experiences financial difficulty it may have an adverse effect on New York municipal bonds held by the Fund. The growth rate of New York has at times been somewhat slower than the nation overall. The economic and financial condition of New York also may be affected by various financial, social, economic and political factors.

          ISSUER RISK: There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes to the financial condition or credit rating of municipal issuers may also adversely affect the value of the Fund's municipal securities.

          CONCENTRATION RISK: The Short Term Municipal Bond Index may concentrate in a particular state or geographic area, or in a particular industry, group of industries or sector. Because the Fund will generally concentrate its investments to approximately the same extent that its Index is so concentrated, the Fund may be adversely affected by the performance of bonds of a particular state or geographic area, or in a particular industry, group of industries or sector, and its Shares may be subject to increased price volatility. In addition, if the Fund concentrates in a single industry, group of industries or type of investment, it may be more susceptible to any single economic, market, political or regulatory occurrence affecting that industry, group of industries or type of investment.

          LIQUIDITY RISK: Liquidity risk exists when particular investments are difficult to purchase or sell. If the Fund invests in illiquid securities or securities that become illiquid, it may reduce the returns of the Fund because the Fund may be unable to sell the illiquid securities at an advantageous time or price. The market for municipal bonds may be less liquid than for taxable bonds. There may also be less information available on the financial condition of issuers of municipal securities than for public corporations. This means that it may be harder to buy and sell municipal securities, especially on short notice, and municipal securities may be more difficult for a Fund to value accurately than securities of public corporations. Since the Fund invests a significant portion of its portfolio in municipal securities, the Fund's portfolio may have greater exposure to liquidity risk than a fund that invests in non-municipal securities.

          TAX RISK: There is no guarantee that the Fund's income will be exempt from federal or state income taxes. Events occurring after the date of issuance of a municipal bond or after the Fund's acquisition of a municipal bond may result in a determination that interest on that bond is includible in gross income for federal income tax purposes retroactively to its date of issuance. Such a determination may cause a portion of prior distributions by the Fund to its shareholders to be taxable to those shareholders in the year of receipt. Federal or state changes in income or alternative minimum tax rates or in the tax treatment of municipal bonds may make municipal bonds less attractive as investments and cause them to decline in value. See discussion of "Other Municipal Securities Risks" below regarding certain state tax treatment of municipal bonds to be decided by the United States Supreme Court.

          POLITICAL RISK: A significant restructuring of federal income tax rates or even serious discussion on the topic in Congress could cause municipal bond prices to fall. The demand for municipal securities is strongly influenced by the value of tax-exempt income to investors. Lower income tax rates could reduce the advantage of owning municipals.

          OTHER MUNICIPAL SECURITIES RISKS: Prices of municipal securities may be affected by major changes in cash flows into or out of municipal funds. For example, substantial and sustained redemptions from municipal bond funds could result in lower prices for these securities. In addition, the value of a municipal bond and the advantage of owning an ETF investing in municipal bonds, in part, is dependent on the fact that interest payments from the bonds (and exempt-interest dividends paid by the ETF) generally are not taxed by the state where the bonds are issued. In January 2006, the Kentucky Court of Appeals held, in Davis v. Department of Revenue, that the state's exemption of interest on its own bonds and those of its political subdivisions and its taxation of interest on the bonds of other states and their political subdivisions unlawfully discriminates against interstate commerce. After the Kentucky Supreme Court declined to review the decision, Kentucky officials petitioned the United States Supreme Court to review the Davis decision, and the request was granted by the Court on May 24, 2007. A decision in the Davis case is anticipated sometime during the next term of the United States Supreme Court, which commences on October 1, 2007. If the United States Supreme Court were to affirm the Davis decision, the tax treatment of state and local government bonds of other states also may be held to be unconstitutional. A determination that the tax-exempt treatment of state and local government bonds unlawfully discriminates against interstate commerce could cause interest on such tax-exempt obligations held by a Fund to become taxable and the market value of such obligations to decline, which, in turn, may negatively affect the value of the Shares.

                   SPDR LEHMAN INTERMEDIATE TERM TREASURY ETF
                                  (SYMBOL: ITE)

     Investment Objective. The Fund's investment objective is to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the 1-10 year sector of the United States Treasury market. There is no assurance that the Fund will achieve its investment objective.

     Principal Investment Strategies. The Fund uses a passive management strategy designed to track the price and yield performance of the Lehman Brothers Intermediate U.S. Treasury Index (the "Intermediate U.S. Treasury Index"). The Intermediate U.S. Treasury Index measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of greater than or equal to 1 year and less than 10 years. As of September 30, 2007, there were 109 issues included in the Intermediate U.S. Treasury Index and the average dollar-weighted maturity of issues was 4.20 years.

     Principal Risks. The Fund is subject to the risks identified as applicable to the Fund in PRINCIPAL RISKS OF THE FUNDS under "Overview of the Funds" above. Also see ADDITIONAL RISKS under "Additional Investment Strategies, Risks and Other Considerations." In addition, the Fund is subject to the following risk:

          U.S. GOVERNMENT AGENCY SECURITIES RISK: U.S. government securities are backed by the full faith and credit of the U.S. government and are guaranteed as to both principal and interest by the U.S. Treasury as well as certain other agencies, such as GNMA. The Fund may also invest in obligations issued by other entities such as FNMA and the Federal Home Loan Mortgage Corporation, which are supported solely by the credit of the agency or instrumentality itself, and are neither guaranteed nor insured by the U.S. government. No assurance can be given that the U.S. government would provide financial support to such agencies if needed.

                       SPDR LEHMAN LONG TERM TREASURY ETF
                                  (SYMBOL: TLO)

     Investment Objective. The Fund's investment objective is to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the long term sector of the United States Treasury market. There is no assurance that the Fund will achieve its investment objective.

     Principal Investment Strategies. The Fund uses a passive management strategy designed to track the price and yield performance of the Lehman

Brothers Long U.S. Treasury Index (the "Long U.S. Treasury Index"). The Long U.S. Treasury Index measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of 10 or more years. As of September 30, 2007, there were 33 issues included in the Long U.S. Treasury Index and the average dollar-weighted maturity of issues was 17.82 years.

     Principal Risks. The Fund is subject to the risks identified as applicable to the Fund in PRINCIPAL RISKS OF THE FUNDS under "Overview of the Funds" above. Also see ADDITIONAL RISKS under "Additional Investment Strategies, Risks and Other Considerations." In addition, the Fund is subject to the following risks:

          U.S. GOVERNMENT AGENCY SECURITIES RISK: U.S. government securities are backed by the full faith and credit of the U.S. government and are guaranteed as to both principal and interest by the U.S. Treasury as well as certain other agencies, such as GNMA. The Fund may also invest in obligations issued by other entities such as FNMA and the Federal Home Loan Mortgage Corporation, which are supported solely by the credit of the agency or instrumentality itself, and are neither guaranteed nor insured by the U.S. government. No assurance can be given that the U.S. government would provide financial support to such agencies if needed.

                         SPDR BARCLAYS CAPITAL TIPS ETF
                                  (SYMBOL: IPE)

     Investment Objective. The Fund's investment objective is to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the inflation protected sector of the United States Treasury market. There is no assurance that the Fund will achieve its investment objective.

     Principal Investment Strategies. The Fund uses a passive management strategy designed to track the price and yield performance of the Barclays U.S. Government Inflation-linked Bond Index (the "U.S. Treasury TIPS Index"). The U.S. Treasury TIPS Index measures the performance of the inflation protected public obligations of the U.S. Treasury. Inflation protected public obligations of the U.S. Treasury, commonly known as "TIPS," are securities issued by the U.S. Treasury that are designed to provide inflation protection to investors. As of September 30, 2007, there were 23 issues included in the U.S. Treasury TIPS Index.

     Principal Risks. The Fund is subject to the risks identified as applicable to the Fund in PRINCIPAL RISKS OF THE FUNDS under "Overview of the Funds" above. Also see ADDITIONAL RISKS under "Additional Investment Strategies, Risks and Other Considerations." In addition, the Fund is subject to the following risk:

          U.S. GOVERNMENT AGENCY SECURITIES RISK: U.S. government securities are backed by the full faith and credit of the U.S. government and are guaranteed as to both principal and interest by the U.S. Treasury as well as certain other agencies, such as GNMA. The Fund may also invest in obligations issued by other entities such as FNMA and the Federal Home Loan Mortgage Corporation, which are supported solely by the credit of the agency or instrumentality itself, and are neither guaranteed nor insured by the U.S. government. No assurance can be given that the U.S. government would provide financial support to such agencies if needed.

                    SPDR LEHMAN CALIFORNIA MUNICIPAL BOND ETF
                                  (SYMBOL: CXA)

     Investment Objective. The Fund's investment objective is to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the California municipal bond market and provides income that is exempt from Federal and California state income taxes. There is no assurance that the Fund will achieve its investment objective.

     Principal Investment Strategies. The Fund uses a passive management strategy designed to track the price and yield performance of the Lehman Brothers Managed Money Municipal California Index (the "California Municipal Bond Index"). The California Municipal Bond Index tracks publicly traded California municipal bonds that cover the U.S. dollar denominated California tax exempt bond market, including state and local general obligation bonds, revenue bonds, pre-refunded bonds, and insured bonds. A general obligation bond is secured by the full faith and credit of its issuer. A revenue bond is payable from a specific source of revenue. A pre-refunded bond is a revenue bond that the issuer has allocated funds to fully retire. An insured bond is protected from issuer default or rating downgrade by an insurance company. The California Municipal Bond Index also includes municipal lease obligations, which are securities issued by state and local governments and authorities to finance the acquisition of equipment and facilities. They may take the form of a lease, an installment purchase contract, a conditional sales contract, or a participation interest in a lease or contract. As of September 30, 2007, there were approximately 3,062 issues included in the California Municipal Bond Index.

     Principal Risks. The Fund is subject to the risks identified as applicable to the Fund in PRINCIPAL RISKS OF THE FUNDS under "Overview of the Funds" above. Also see ADDITIONAL RISKS under "Additional Investment Strategies, Risks and Other Considerations." In addition, the Fund is subject to the following risks:

          CALIFORNIA STATE-SPECIFIC RISK: Because the Fund concentrates its investments in California municipal securities (i.e., holds 25% or more of its total assets), the Fund will have greater exposure to negative political, economic and statutory factors within the State of California than a fund that invests in a broader base of securities. Unfavorable developments in any economic sector may have a substantial impact on the overall California municipal market. Provisions of the California Constitution and state statutes that limit the taxing and spending authority of California governmental entities may impair the ability of California issuers to pay principal and/or interest on their obligations. While California's economy is broad, it does have major concentrations in high technology, aerospace and defense-related manufacturing, trade, entertainment, real estate and financial services, and may be sensitive to economic problems affecting those industries. Future California political and economic developments, constitutional amendments, legislative measures, executive orders, administrative regulations, litigation and voter initiatives could have an adverse effect on the debt obligations of California issuers.

          ISSUER RISK: There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes to the financial condition or credit rating of municipal issuers may also adversely affect the value of the Fund's municipal securities.

          CONCENTRATION RISK: The California Municipal Bond Index may concentrate in a particular state or geographic area, or in a particular industry, group of industries or sector. Because the Fund will generally concentrate its investments to approximately the same extent that its Index is so concentrated, the Fund may be adversely affected by the performance of bonds of a particular state or geographic area, or in a particular industry, group of industries or sector, and its Shares may be subject to increased price volatility. In addition, if the Fund concentrates in a single industry, group of industries or type of investment, it may be more susceptible to any single economic, market, political or regulatory occurrence affecting that industry, group of industries or type of investment.

          LIQUIDITY RISK: Liquidity risk exists when particular investments are difficult to purchase or sell. If the Fund invests in illiquid securities or securities that become illiquid, it may reduce the returns of the Fund because the Fund may be unable to sell the illiquid securities at an advantageous time or price. The market for municipal bonds may be less liquid than for taxable bonds. There may also be less information available on the financial condition of issuers of municipal securities than for public corporations. This means that it may be harder to buy and sell municipal securities, especially on short notice, and municipal securities may be more difficult for the Fund to value accurately than securities of public corporations. Since the Fund invests a significant portion of its portfolio in municipal securities, the Fund's portfolio may have greater exposure to liquidity risk than a fund that invests in non-municipal securities.

          TAX RISK: There is no guarantee that the Fund's income will be exempt from federal or state income taxes. Events occurring after the date of issuance of a municipal bond or after the Fund's acquisition of a municipal bond may result in a determination that interest on that bond is includible in gross income for federal income tax purposes retroactively to its date of issuance. Such a determination may cause a portion of prior distributions by the Fund to its shareholders to be taxable to those shareholders in the year of receipt. Federal or state changes in income or alternative minimum tax rates or in the tax treatment of municipal bonds may make municipal bonds less attractive as investments and cause them to decline in value. See discussion of "Other Municipal Securities Risks" below regarding certain state tax treatment of municipal bonds to be decided by the United States Supreme Court.

          POLITICAL RISK: A significant restructuring of federal income tax rates or even serious discussion on the topic in Congress could cause municipal bond prices to fall. The demand for municipal securities is strongly influenced by the value of tax-exempt income to investors. Lower income tax rates could reduce the advantage of owning municipals.

          OTHER MUNICIPAL SECURITIES RISKS: Prices of municipal securities may be affected by major changes in cash flows into or out of municipal funds. For example, substantial and sustained redemptions from municipal bond funds could result in lower prices for these securities. In addition, the value of a municipal bond and the advantage of owning an ETF investing in municipal bonds, in part, is dependent on the fact that interest payments from the bonds (and exempt-interest dividends paid by the ETF) generally are not taxed by the state where the bonds are issued. In January 2006, the Kentucky Court of Appeals held, in Davis v. Department of Revenue, that the state's exemption of interest on its own bonds and those of its political subdivisions and its taxation of interest on the bonds of other states and their political subdivisions unlawfully discriminates against interstate commerce. After the Kentucky Supreme Court declined to review the decision,

     Kentucky officials petitioned the United States Supreme Court to review the Davis decision, and the request was granted by the Court on May 24, 2007. A decision in the Davis case is anticipated sometime during the next term of the United States Supreme Court, which commences on October 1, 2007. If the United States Supreme Court were to affirm the Davis decision, the tax treatment of state and local government bonds of other states also may be held to be unconstitutional. A determination that the tax-exempt treatment of state and local government bonds unlawfully discriminates against interstate commerce could cause interest on such tax-exempt obligations held by a Fund to become taxable and the market value of such obligations to decline, which, in turn, may negatively affect the value of the Shares.

                     SPDR LEHMAN NEW YORK MUNICIPAL BOND ETF
                                  (SYMBOL: INY)

     Investment Objective. The Fund's investment objective is to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the New York municipal bond market and provides income that is exempt from Federal and New York state income taxes. There is no assurance that the Fund will achieve its investment objective.

     Principal Investment Strategies. The Fund uses a passive management strategy designed to track the price and yield performance of the Lehman Brothers Managed Money Municipal New York Index (the "New York Municipal Bond Index"). The New York Municipal Bond Index tracks publicly traded New York municipal bonds that cover the U.S. dollar denominated New York tax exempt bond market, including state and local general obligation bonds, revenue bonds, pre-refunded bonds, and insured bonds. A general obligation bond is secured by the full faith and credit of its issuer. A revenue bond is payable from a specific source of revenue. A pre-refunded bond is a revenue bond that the issuer has allocated funds to fully retire. An insured bond is protected from issuer default or rating downgrade by an insurance company. The New York Municipal Bond Index also includes municipal lease obligations, which are securities issued by state and local governments and authorities to finance the acquisition of equipment and facilities. They may take the form of a lease, an installment purchase contract, a conditional sales contract, or a participation interest in a lease or contract. As of September 30, 2007, there were approximately 2,952 issues included in the New York Municipal Bond Index.

     Principal Risks. The Fund is subject to the risks identified as applicable to the Fund in PRINCIPAL RISKS OF THE FUNDS under "Overview of the Funds" above. Also see ADDITIONAL RISKS under "Additional Investment Strategies, Risks and Other Considerations." In addition, the Fund is subject to the following risks:

          NEW YORK STATE-SPECIFIC RISK: Because the Fund concentrates its investments in New York municipal securities (i.e., holds 25% or more of its total assets), the Fund will have greater exposure to negative political, economic and statutory factors within the State of New York than a fund that invests in a broader base of securities. Unfavorable developments in any economic sector may have a substantial impact on the overall New York municipal market. Certain issuers of New York municipal bonds have experienced serious financial difficulties in the past and reoccurrence of these difficulties may impair the ability of certain New York issuers to pay principal or interest on their obligations. The financial health of New York City affects that of the state, and when New York City experiences financial difficulty it may have an adverse effect on New York municipal bonds held by the Fund. The growth rate of New York has at times been somewhat slower than the nation overall. The economic and financial condition of New York also may be affected by various financial, social, economic and political factors.

          ISSUER RISK: There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes to the financial condition or credit rating of municipal issuers may also adversely affect the value of the Fund's municipal securities.

          CONCENTRATION RISK: The New York Municipal Bond Index may concentrate in a particular state or geographic area, or in a particular industry, group of industries or sector. Because the Fund will generally concentrate its investments to approximately the same extent that its Index is so concentrated, the Fund may be adversely affected by the performance of bonds of a particular state or geographic area, or in a particular industry, group of industries or sector, and its Shares may be subject to increased price volatility. In addition, if the Fund concentrates in a single industry, group of industries or type of investment, it may be more susceptible to any single economic, market, political or regulatory occurrence affecting that industry, group of industries or type of investment.

          LIQUIDITY RISK: Liquidity risk exists when particular investments are difficult to purchase or sell. If the Fund invests in illiquid securities or securities that become illiquid, it may reduce the returns of the Fund because the Fund may be unable to sell the illiquid securities at an advantageous time or price. The market for municipal bonds may be less liquid than for taxable bonds. There may also be less information available on the financial condition of issuers of municipal securities than for public corporations. This means that it may be harder to buy and sell municipal securities, especially on short notice, and municipal securities may be more difficult for the Fund to value accurately than securities of public corporations. Since the Fund invests a significant portion of its portfolio in municipal securities, the Fund's portfolio may have greater exposure to liquidity risk than a fund that invests in non-municipal securities.

          TAX RISK: There is no guarantee that the Fund's income will be exempt from federal or state income taxes. Events occurring after the date of issuance of a municipal bond or after the Fund's acquisition of a municipal bond may result in a determination that interest on that bond is includible in gross income for federal income tax purposes retroactively to its date of issuance. Such a determination may cause a portion of prior distributions by the Fund to its shareholders to be taxable to those shareholders in the year of receipt. Federal or state changes in income or alternative minimum tax rates or in the tax treatment of municipal bonds may make municipal bonds less attractive as investments and cause them to decline in value. See discussion of "Other Municipal Securities Risks" below regarding certain state tax treatment of municipal bonds to be decided by the United States Supreme Court.

          POLITICAL RISK: A significant restructuring of federal income tax rates or even serious discussion on the topic in Congress could cause municipal bond prices to fall. The demand for municipal securities is strongly influenced by the value of tax-exempt income to investors. Lower income tax rates could reduce the advantage of owning municipals.

          OTHER MUNICIPAL SECURITIES RISKS: Prices of municipal securities may be affected by major changes in cash flows into or out of municipal funds. For example, substantial and sustained redemptions from municipal bond funds could result in lower prices for these securities. In addition, the value of a municipal bond and the advantage of owning an ETF investing in municipal bonds, in part, is dependent on the fact that interest payments from the bonds (and exempt-interest dividends paid by the ETF) generally are not taxed by the state where the bonds are issued. In January 2006, the Kentucky Court of Appeals held, in Davis v. Department of Revenue, that the state's exemption of interest on its own bonds and those of its political subdivisions and its taxation of interest on the bonds of other states and their political subdivisions unlawfully discriminates against interstate commerce. After the Kentucky Supreme Court declined to review the decision, Kentucky officials petitioned the United States Supreme Court to review the

     Davis decision, and the request was granted by the Court on May 24, 2007. A decision in the Davis case is anticipated sometime during the next term of the United States Supreme Court, which commences on October 1, 2007. If the United States Supreme Court were to affirm the Davis decision, the tax treatment of state and local government bonds of other states also may be held to be unconstitutional. A determination that the tax-exempt treatment of state and local government bonds unlawfully discriminates against interstate commerce could cause interest on such tax-exempt obligations held by a Fund to become taxable and the market value of such obligations to decline, which, in turn, may negatively affect the value of the Shares.

                         SPDR LEHMAN MUNICIPAL BOND ETF
                                  (SYMBOL: TFI)

     Investment Objective. The Fund's investment objective is to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the U.S. municipal bond market and provides income that is exempt from Federal income taxes. There is no assurance that the Fund will achieve its investment objective.

     Principal Investment Strategies. The Fund uses a passive management strategy designed to track the price and yield performance of the Lehman Brothers Municipal Managed Money Index (the "National Municipal Bond Index"). The National Municipal Bond Index tracks the U.S. long term tax-exempt bond market, including state and local general obligation bonds, revenue bonds, pre-refunded bonds, and insured bonds. The National Municipal Bond Index is comprised of tax-exempt municipal securities issued by states, cities, counties, districts and their respective agencies. A general obligation bond is secured by the full faith and credit of its issuer. A revenue bond is payable from a specific source of revenue. A pre-refunded bond is a revenue bond that the issuer has allocated funds to fully retire. An insured bond is protected from issuer default or rating downgrade by an insurance company. The National Municipal Bond Index also includes municipal lease obligations, which are securities issued by state and local governments and authorities to finance the acquisition of equipment and facilities. They may take the form of a lease, an installment purchase contract, a conditional sales contract, or a participation interest in a lease or contract. As of September 30, 2007, there were approximately 22,474 issues included in the National Municipal Bond Index.

     Principal Risks. The Fund is subject to the risks identified as applicable to the Fund in PRINCIPAL RISKS OF THE FUNDS under "Overview of the Funds" above. Also see ADDITIONAL RISKS under "Additional Investment Strategies, Risks and Other Considerations." In addition, the Fund is subject to the following risks:

          CALIFORNIA STATE-SPECIFIC RISK: Because the Fund may invest a substantial portion of its assets in California municipal securities, the Fund will have greater exposure to negative political, economic and statutory factors within the State of California than a fund that invests in a broader base of securities. Unfavorable developments in any economic sector may have a substantial impact on the overall California municipal market. Provisions of the California Constitution and state statutes that limit the taxing and spending authority of California governmental entities may impair the ability of California issuers to pay principal and/or interest on their obligations. While California's economy is broad, it does have major concentrations in high technology, aerospace and defense-related manufacturing, trade, entertainment, real estate and financial services, and may be sensitive to economic problems affecting those industries. Future California political and economic developments, constitutional amendments, legislative measures, executive orders, administrative regulations, litigation and voter initiatives could have an adverse effect on the debt obligations of California issuers.

          NEW YORK STATE-SPECIFIC RISK: Because the Fund may invest a substantial portion of its assets in New York municipal securities, the Fund will have greater exposure to negative political, economic and statutory factors within the State of New York than a fund that invests in a broader base of securities. Unfavorable developments in any economic sector may have a substantial impact on the overall New York municipal market. Certain issuers of New York municipal bonds have experienced serious financial difficulties in the past and reoccurrence of these difficulties may impair the ability of certain New York issuers to pay principal or interest on their obligations. The financial health of New York City affects that of the state, and when New York City experiences financial difficulty it may have an adverse effect on New York municipal bonds held by the Fund. The growth rate of New York has at times been somewhat slower than the nation overall. The economic and financial condition of New York also may be affected by various financial, social, economic and political factors.

          ISSUER RISK: There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes to the financial condition or credit rating of municipal issuers may also adversely affect the value of the Fund's municipal securities.

          CONCENTRATION RISK: The National Municipal Bond Index may concentrate in a particular state or geographic area, or in a particular industry, group of industries or sector. Because the Fund will generally concentrate its investments to approximately the same extent that its Index is so concentrated, the Fund may be adversely affected by the performance of bonds of a particular state or geographic area, or in a particular industry, group of industries or sector, and its Shares may be subject to increased price volatility. In addition, if the Fund concentrates in a single industry, group of industries or type of investment, it may be more susceptible to any single economic, market, political or regulatory occurrence affecting that industry, group of industries or type of investment.

          LIQUIDITY RISK: Liquidity risk exists when particular investments are difficult to purchase or sell. If the Fund invests in illiquid securities or securities that become illiquid, it may reduce the returns of the Fund because the Fund may be unable to sell the illiquid securities at an advantageous time or price. The market for municipal bonds may be less liquid than for taxable bonds. There may also be less information available on the financial condition of issuers of municipal securities than for public corporations. This means that it may be harder to buy and sell municipal securities, especially on short notice, and municipal securities may be more difficult for the Fund to value accurately than securities of public corporations. Since the Fund invests a significant portion of its portfolio in municipal securities, the Fund's portfolio may have greater exposure to liquidity risk than a fund that invests in non-municipal securities.

          TAX RISK: There is no guarantee that the Fund's income will be exempt from federal or state income taxes. Events occurring after the date of issuance of a municipal bond or after the Fund's acquisition of a municipal bond may result in a determination that interest on that bond is includible in gross income for federal income tax purposes retroactively to its date of issuance. Such a determination may cause a portion of prior distributions by the Fund to its shareholders to be taxable to those shareholders in the year of receipt. Federal or state changes in income or alternative minimum tax rates or in the tax treatment of municipal bonds may make municipal bonds less attractive as investments and cause them to decline in value. See discussion of "Other Municipal Securities Risks" below regarding certain state tax treatment of municipal bonds to be decided by the United States Supreme Court.

          POLITICAL RISK: A significant restructuring of federal income tax rates or even serious discussion on the topic in Congress could cause municipal bond prices to fall. The demand for municipal securities is strongly influenced by the value of tax-exempt income to investors. Lower income tax rates could reduce the advantage of owning municipals.

          OTHER MUNICIPAL SECURITIES RISKS: Prices of municipal securities may be affected by major changes in cash flows into or out of municipal funds. For example, substantial and sustained redemptions from municipal bond funds could result in lower prices for these securities. In addition, the value of a municipal bond and the advantage of owning an ETF investing in municipal bonds, in part, is dependent on the fact that interest payments from the bonds (and exempt-interest dividends paid by the ETF) generally are not taxed by the state where the bonds are issued. In January 2006, the Kentucky Court of Appeals held, in Davis v. Department of Revenue, that the state's exemption of interest on its own bonds and those of its political subdivisions and its taxation of interest on the bonds of other states and their political subdivisions unlawfully discriminates against interstate commerce. After the Kentucky Supreme Court declined to review the decision, Kentucky officials petitioned the United States Supreme Court to review the Davis decision, and the request was granted by the Court on May 24, 2007. A decision in the Davis case is anticipated sometime during the next term of the United States Supreme Court, which commences on October 1, 2007. If the United States Supreme Court were to affirm the Davis decision, the tax treatment of state and local government bonds of other states also may be held to be unconstitutional. A determination that the tax-exempt treatment of state and local government bonds unlawfully discriminates against interstate commerce could cause interest on such tax-exempt obligations held by a Fund to become taxable and the market value of such obligations to decline, which, in turn, may negatively affect the value of the Shares.

                         SPDR LEHMAN AGGREGATE BOND ETF
                                  (SYMBOL: LAG)

     Investment Objective. The Fund's investment objective is to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the U.S. dollar denominated investment grade bond market. There is no assurance that the Fund will achieve its investment objective.

     Principal Investment Strategies. The Fund uses a passive management strategy designed to track the price and yield performance of the Lehman Brothers U.S. Aggregate Index (the "U.S. Aggregate Index"). The U.S. Aggregate Index represents the securities of the U.S. dollar denominated investment grade bond market. As of September 30, 2007, there were 9,093 issues included in the U.S. Aggregate Index.

     Principal Risks. The Fund is subject to the risks identified as applicable to the Fund in PRINCIPAL RISKS OF THE FUNDS under "Overview of the Funds" above. Also see ADDITIONAL RISKS under "Additional Investment Strategies, Risks and Other Considerations." In addition, the Fund is subject to the following risks:

          PREPAYMENT RISK: The Fund may invest in mortgage related securities, which may be paid off early if the borrower on the underlying mortgage prepays the mortgage or refinances the mortgage prior to the maturity date. If interest rates are falling, the Fund may have to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund's income.

          EXTENSION RISK: The Fund may invest in mortgage related securities and therefore, to the extent that interest rates rise, certain mortgage backed securities may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. This may result in a decline to the Fund's income.

          MORTGAGE-BACKED SECURITIES RISK: Mortgage-backed securities, other than GNMA mortgage-backed securities, are not backed by the full faith and credit of the U.S. government, and there can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities where it is not obliged to do so. Mortgage-backed securities tend to increase in value less than other debt securities when interest rates decline, but are subject to similar risk of decline in market value during periods of rising interest rates. Because of prepayment and extension risk, mortgage-backed securities react differently to changes in interest rates than other bonds. Small movements in interest rates (both increases and decreases) may quickly and significantly affect the value of certain mortgage-backed securities.

          U.S. GOVERNMENT AGENCY SECURITIES RISK: U.S. government securities are backed by the full faith and credit of the U.S. government and are guaranteed as to both principal and interest by the U.S. Treasury as well as certain other agencies, such as the Government National Mortgage Association ("GNMA"). The Fund may also invest in obligations issued by other entities such as the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation, which are supported solely by the credit of the agency or instrumentality itself, and are neither guaranteed nor insured by the U.S. government. No assurance can be given that the U.S. government would provide financial support to such agencies if needed.

          ISSUER RISK: There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes to the financial condition or credit rating of municipal issuers may also adversely affect the value of a Fund's municipal securities.

                   SPDR LEHMAN INTERNATIONAL TREASURY BOND ETF
                                  (SYMBOL: BWX)

     Investment Objective. The Fund's investment objective is to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the fixed-rate local currency sovereign debt of investment-grade countries outside the United States. There is no assurance that the Fund will achieve its investment objective.

     Principal Investment Strategies. The Fund uses a passive management strategy designed to track the price and yield performance of the Lehman Brothers Global Treasury Ex-US Capped Index (the "Global Treasury Ex-US Capped Index"). The Global Treasury Ex-US Capped Index tracks fixed-rate local currency sovereign debt of investment-grade countries outside the United States. As of September 30, 2007, there were 670 issues from 18 countries denominated in 11 currencies included in the Global Treasury Ex-US Capped Index.

     Principal Risks. The Fund is subject to the risks identified as applicable to the Fund in PRINCIPAL RISKS OF THE FUNDS under "Overview of the Funds" above. Also see ADDITIONAL RISKS under "Additional Investment Strategies, Risks and Other Considerations." In addition, the Fund is subject to the following risks:

          FOREIGN SECURITIES RISK: Foreign securities involve special risks and costs. Investment in foreign securities may involve higher costs than investment in U.S. securities, including higher transaction and custody costs as well as the imposition of additional taxes by foreign governments. Foreign investments may also involve risks associated with the level of currency exchange rates, less complete financial information about the issuers, less market liquidity, more market volatility and political instability. Future political and economic developments, the possible imposition of withholding taxes on income, the possible seizure or nationalization of foreign holdings, the possible establishment of exchange controls or freezes on the convertibility of currency, or the adoption of other governmental restrictions might adversely affect an investment in foreign securities. Changes to the financial condition or credit rating of foreign issuers may also adversely affect the value of the Fund's debt securities. Additionally, foreign issuers may be subject to less stringent regulation, and to different accounting, auditing and recordkeeping requirements.

          Currency Risk. Because the net asset value of the Fund is determined on the basis of U.S. dollars, the Fund may lose money if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of the Fund's holdings goes up.

          Forward Currency Exchange Contracts. The Fund may enter into forward currency exchange contracts for hedging purposes to help reduce the risks and volatility caused by changes in foreign currency exchange rates. Foreign currency exchange contracts will be used at the discretion of the Adviser, and the Fund is not required to hedge its foreign currency positions. A forward currency contract is an obligation to exchange one currency for another on a future date at a specified exchange rate. Forward currency contracts are privately negotiated transactions, and can have substantial price volatility. When used for hedging purposes, they tend to limit any potential gain that may be realized if the value of the Fund's foreign holdings increases because of currency fluctuations.

          Political and Economic Risk. The Fund invests in sovereign debt securities, which are generally riskier than debt securities issued by the U.S. government, its agencies and instrumentalities. As a result, the Fund is subject to foreign political and economic risk not associated with U.S. investments, meaning that political events (civil unrest, national elections, changes in political conditions and foreign relations, imposition of exchange controls and repatriation restrictions), social and economic events (labor strikes, rising inflation) and natural disasters occurring in a country where the Fund invests could cause the Fund's investments in that country to experience gains or losses. The Fund also could be unable to enforce its ownership rights or pursue legal remedies in countries where it invests.

          Foreign Market and Trading Risk. The trading markets for many foreign securities are not as active as U.S. markets and may have less governmental regulation and oversight. Foreign markets also may have clearance and settlement procedures that make it difficult for the Fund to buy and sell securities. These factors could result in a loss to the Fund by causing the Fund to be unable to dispose of an investment or to miss an attractive investment opportunity, or by causing Fund assets to be uninvested for some period of time.

          EMERGING MARKETS RISK: Some foreign markets in which the Fund may invest are considered to be emerging markets. Investment in these emerging markets subjects the Fund to a greater risk of loss than investments in a developed market. This is due to, among other things, greater market volatility, lower trading volume, political and economic instability, high levels of inflation, deflation or currency devaluation, greater risk of market shut down, and more governmental limitations on foreign investment policy than those typically found in a developed market. These economies are less developed and can be overly reliant on particular industries and more vulnerable to changes in international trade, trade barriers and other protectionist or retaliatory measures. High levels of debt tend to make emerging economies heavily reliant on foreign capital and vulnerable to capital flight and the volatility of emerging markets may be heightened by the actions of a few major investors. Some governments exercise substantial influence over the private economic sector and the social and political uncertainties that exist for many developing countries is significant. In adverse social and political circumstances, governments have been involved in policies of expropriation, confiscatory taxation, nationalism, intervention in the securities markets and trade settlement, and imposition of foreign investment restrictions and exchange controls, and these could be repeated in the future. In certain emerging markets, investments may be subject to heightened risks with regard to ownership and custody of securities. For example, security ownership may be evidenced by entries in the books of a company or its registrar, which may not be independent of the issuer, instead of through a central registration system and without effective government supervision. Particularly with respect to the Fund's investment in actual foreign securities, the possibility of fraud, negligence, undue influence being exerted by the issuer or refusal to recognize ownership exists could, along with other factors, result in the registration of the Fund's shareholding being completely lost and cause the Fund to suffer an investment loss. For these and other reasons, investments in emerging markets are often considered speculative.

                                   PERFORMANCE
                              BAR CHARTS AND TABLES

     Each Fund is new and has not yet completed a full calendar year of investment operations and therefore does not have any performance history. Once each Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in each Fund by showing the variability of the Fund's returns based on net assets and comparing the Fund's performance to its Index, which is a broad-based securities index.

                                FEES AND EXPENSES

     The following tables describe the estimated fees and expenses that you may pay if you buy and hold Shares of the Funds.(1)

                                                SPDR         SPDR
                                               LEHMAN       LEHMAN        SPDR      SPDR
                                   SPDR      SHORT TERM  INTERMEDIATE    LEHMAN   BARCLAYS
                                LEHMAN 1-3    MUNICIPAL      TERM      LONG TERM   CAPITAL
                               MONTH T-BILL     BOND       TREASURY     TREASURY    TIPS
                                    ETF          ETF          ETF         ETF        ETF
                               ------------  ----------  ------------  ---------  --------
SHAREHOLDER FEES
(fees paid directly from your
  investment, but see
  "Purchase and Redemption of
  Creation Units" for a
  discussion of Creation and
  Redemption Transaction
  Fees)......................     0.0000%      0.0000%      0.0000%      0.0000%   0.0000%
ANNUAL FUND OPERATING
  EXPENSES
(expenses that are deducted
  from the Fund's assets)(2)
  Management Fees............     0.1345%      0.2000%      0.1345%      0.1345%   0.1845%
  Distribution and Service
     (12b-1) Fees(3).........     0.0000%      0.0000%      0.0000%      0.0000%   0.0000%
  Other Expenses(4),(5)......     0.0000%      0.0000%      0.0000%      0.0000%   0.0000%
                                  ------       ------       ------       ------    ------
TOTAL ANNUAL FUND OPERATING
  EXPENSES...................     0.1345%      0.2000%      0.1345%      0.1345%   0.1845%
                                  ======       ======       ======       ======    ======



--------

   (1) You will incur customary brokerage commissions when buying and selling Shares of the Funds.
   (2)  Expressed as a percentage of average daily net assets.
   (3) The Funds have adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to 0.25% of average daily net assets may be made, however, the Board has determined that no such payments will be made during the next 12 months of operation. Any forgone 12b-1 fees during the next 12 months will not be recoverable during any subsequent period.
   (4) The Trust's Investment Advisory Agreement provides that the Adviser will pay the operating expenses of the Trust, except for the management fees, distribution fees pursuant to a Distribution and Service (12b-1) Plan, if any, brokerage, taxes, interest, fees and expenses of the Independent Trustees (including any Trustee's counsel fees), litigation expenses and other extraordinary expenses. Other Expenses are therefore estimated to be less than 0.01% for the fiscal year ending June 30, 2008.
   (5) Each Fund had been operating for less than six months prior to the fiscal year ended June 30, 2007. Other Expenses are estimates based on the expenses each Fund expects to incur for the fiscal year ending June 30, 2008.

                                  SPDR         SPDR                                   SPDR
                                 LEHMAN       LEHMAN       SPDR         SPDR         LEHMAN
                               CALIFORNIA    NEW YORK     LEHMAN       LEHMAN    INTERNATIONAL
                                MUNICIPAL   MUNICIPAL   MUNICIPAL    AGGREGATE      TREASURY
                                  BOND         BOND        BOND         BOND          BOND
                                   ETF         ETF         ETF          ETF           ETF
                               ----------   ---------   ---------    ---------   -------------
SHAREHOLDER FEES(1)
(fees paid directly from your
  investment, but see
  "Purchase and Redemption of
  Creation Units" for a
  discussion of Creation and
  Redemption Transaction
  Fees)......................    0.0000%      0.0000%     0.0000%      0.0000%       0.0000%
ANNUAL FUND OPERATING
  EXPENSES
(expenses that are deducted
  from the Fund's assets)(2)
  Management Fees............    0.2000%      0.2000%     0.3000%(6)   0.1845%(7)    0.5000%
  Distribution and Service
     (12b-1) Fees(3).........    0.0000%      0.0000%     0.0000%      0.0000%       0.0000%
  Other Expenses(4),(5)......    0.0000%      0.0000%     0.0000%      0.0000%       0.0000%
                                 ------       ------     -------      -------        ------
TOTAL ANNUAL FUND OPERATING
  EXPENSES...................    0.2000%      0.2000%     0.3000%      0.1845%       0.5000%
Less Contractual Fee Waiver..       N/A          N/A     (0.1000%)(6) (0.0500%)(7)      N/A
                                 ------       ------     -------      -------        ------
NET ANNUAL FUND OPERATING
  EXPENSES...................    0.2000%      0.2000%     0.2000%(6)   0.1345%(7)    0.5000%
                                 ======       ======     =======      =======        ======




--------

   (1) You will incur customary brokerage commissions when buying and selling Shares of the Funds.
   (2)  Expressed as a percentage of average daily net assets.
   (3) The Funds have adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to 0.25% of average daily net assets may be made, however, the Board has determined that no such payments will be made during the next 12 months of operation. Any forgone 12b-1 fees during the next 12 months will not be recoverable during any subsequent period.
   (4) The Trust's Investment Advisory Agreement provides that the Adviser will pay the operating expenses of the Trust, except for the management fees, distribution fees pursuant to a Distribution and Service (12b-1) Plan, if any, brokerage, taxes, interest, fees and expenses of the Independent Trustees (including any Trustee's counsel fees), litigation expenses and other extraordinary expenses. Other Expenses are therefore estimated to be less than 0.01% for the fiscal year ending June 30, 2008.
   (5) Each Fund had been operating for less than six months prior to the fiscal year ended June 30, 2007. Other Expenses are estimates based on the expenses each Fund expects to incur for the fiscal year ending June 30, 2008.
   (6) The Adviser has contractually agreed to waive a portion of its advisory fee, until October 31, 2008, so that the Fund's Net Annual Fund Operating Expenses will be limited to 0.20% of the Fund's average daily net assets. The contractual fee waiver does not provide for the recoupment by the Adviser of any fees the Adviser previously waived under the agreement. The Adviser may continue such waiver from year to year, but there is no guarantee that the Adviser will do so and after October 31, 2008, it may be cancelled or modified at any time.
   (7) The Adviser has contractually agreed to waive a portion of its advisory fee, until October 31, 2008, so that the Fund's Net Annual Fund Operating Expenses will be limited to 0.1345% of the Fund's average daily net assets. The contractual fee waiver does not provide for the recoupment by the Adviser of any fees the Adviser previously waived under the agreement. The Adviser may continue such waiver from year to year, but there is no guarantee that the Adviser will do so and after October 31, 2008, it may be cancelled or modified at any time.

                                     EXAMPLE

     This example is intended to help you compare the cost of investing in the Funds with the cost of investing in other funds. Each Fund sells and redeems Shares in Creation Units. SHARES IN LESS THAN CREATION UNIT AGGREGATIONS ARE NOT REDEEMABLE. An investor purchasing a Creation Unit would pay the following expenses on a $10,000 investment, assuming a 5% annual return and that the Funds' operating expenses remain the same. INVESTORS SHOULD NOTE THAT THE PRESENTATION BELOW OF A $10,000 INVESTMENT IN A CREATION UNIT IS FOR ILLUSTRATION PURPOSES ONLY, AS SHARES WILL BE ISSUED BY THE FUNDS ONLY IN CREATION UNITS. FURTHER, THE RETURN OF 5% AND ESTIMATED EXPENSES ARE FOR ILLUSTRATION PURPOSES ONLY AND SHOULD NOT BE CONSIDERED INDICATIONS OF EXPECTED FUND EXPENSES OR PERFORMANCE, WHICH MAY BE GREATER OR LESSER THAN THE ESTIMATES.

                                                     1      3
                                                   YEAR   YEARS
                                                   ----   -----
                                                    ($)    ($)
SPDR Lehman 1-3 Month T-Bill ETF.................   14      43
SPDR Lehman Short Term Municipal Bond ETF........   20      64
SPDR Lehman Intermediate Term Treasury ETF.......   14      43
SPDR Lehman Long Term Treasury ETF...............   14      43
SPDR Barclays Capital TIPS ETF...................   19      59
SPDR Lehman California Municipal Bond ETF........   20      64
SPDR Lehman New York Municipal Bond ETF..........   20      64
SPDR Lehman Municipal Bond ETF...................   20      86
SPDR Lehman Aggregate Bond ETF...................   14      54
SPDR Lehman International Treasury Bond ETF......   51     161


EXAMPLE -- BASED ON A CREATION UNIT

     Each Fund issues and redeems shares at net asset value only in large blocks of 200,000 shares or other aggregations thereof called Creation Units. Generally, only institutions or large investors purchase or redeem Creation Units. A standard transaction fee is charged to each creation or redemption of Creation Units as set forth in the table below. The fee is a single charge and will be the same regardless of the number of Creation Units purchased or redeemed on the same day. If a Creation Unit is purchased or redeemed outside the normal Clearing Process or for cash, an additional charge of up to three times the standard transaction fee will be charged. Investors who hold Creation Units will also pay the annual Fund operation expenses described earlier in this Prospectus under "Fees and Expenses." As of June 30, 2007, assuming a 5% return each year, the chart below provides total costs of a Creation Unit redeemed after one year and three years. Funds not listed below had not commenced operations as of June 30, 2007.

                     APPROXIMATE
                       VALUE OF      CREATION     REDEMPTION
                       CREATION    TRANSACTION   TRANSACTION      1        3
FUND NAME                UNIT          FEE           FEE        YEAR     YEARS
---------            -----------   -----------   -----------   ------   ------
                                       ($)           ($)         ($)      ($)
SPDR Lehman 1-3
  Month T-Bill
  ETF..............  $ 9,192,000       250           250       13,164   40,371
SPDR Lehman
  Intermediate Term
  Treasury ETF.....  $10,512,000       500           500       15,483   46,596
SPDR Lehman Long
  Term Treasury
  ETF..............  $ 9,934,000       500           500       14,686   44,089
SPDR Barclays
  Capital TIPS
  ETF..............  $ 9,576,000       500           500       19,093   57,935
SPDR Lehman
  Aggregate Bond
  ETF..............  $10,418,000       500           500       15,353   57,632

                          ADDITIONAL INDEX INFORMATION

  LEHMAN BROTHERS 1-3 MONTH U.S. TREASURY BILL INDEX

     The 1-3 Month U.S. Treasury Bill Index includes all publicly issued zero-coupon U.S. Treasury Bills that have a remaining maturity of less than 3 months and more than 1 month, are rated investment grade, and have $250 million or more of outstanding face value. In addition, the securities must be denominated in U.S. dollars and must be fixed rate and non convertible. Excluded from the 1-3 Month U.S. Treasury Bill Index are certain special issues, such as flower bonds, targeted investor notes ("TINs"), state and local government series bonds, treasury inflation-protected securities ("TIPS"), and coupon issues that have been stripped from bonds included in the index. The 1-3 Month U.S. Treasury Bill Index is market capitalization weighted and the securities in the index are updated on the last business day of each month.

  LEHMAN BROTHERS MANAGED MONEY MUNICIPAL SHORT TERM INDEX

     The Short Term Municipal Bond Index is a rules-based, market-value weighted index comprised of publicly traded municipal bonds that cover the U.S. dollar denominated short term tax exempt bond market, including state and local general obligation bonds, revenue bonds, insured bonds, and pre-refunded bonds. All bonds in the Short Term Municipal Bond Index must be rated Aa3/AA- or higher by at least two of the following statistical ratings agencies: Moody's Investor Service, Inc., Standard & Poor's and Fitch Inc. If only two of the three agencies rate the security, the lower rating is used to determine index eligibility. If only one of the agencies rates the security, the rating must be at least Aa3/AA-. Each index security must have an outstanding par value of at least $7 million and be issued as part of a transaction of at least $75 million. The bonds must be fixed rate and have a nominal maturity of one to five years. No issuer may constitute more than 10% of the Short Term Municipal Bond Index. As of September 30, 2007, the modified adjusted duration of securities in the Short Term Municipal Bond Index was 2.92 years. Bonds subject to AMT, hospital bonds, housing bonds, tobacco bonds, and airline bonds, along with remarketed issues, taxable municipal bonds, floaters, and derivatives are all excluded from the Short Term Municipal Bond Index.

  LEHMAN BROTHERS INTERMEDIATE U.S. TREASURY INDEX

     The Intermediate U.S. Treasury Index includes all publicly issued, U.S. Treasury securities that have a remaining maturity of greater than or equal to 1 year and less than 10 years, are rated investment grade, and have $250 million or more of outstanding face value. In addition, the securities must be denominated in U.S. dollars and must be fixed rate and non convertible. Excluded from the

Intermediate U.S. Treasury Index are certain special issues, such as flower bonds, TINs, state and local government series bonds, TIPS, and coupon issues that have been stripped from bonds included in the index. As of September 30, 2007, the modified adjusted duration of securities in the Intermediate U.S. Treasury Index was 3.54 years. The Intermediate U.S. Treasury Index is market capitalization weighted and the securities in the index are updated on the last business day of each month.

  LEHMAN BROTHERS LONG U.S. TREASURY INDEX

     The Long U.S. Treasury Index includes all publicly issued, U.S. Treasury securities that have a remaining maturity of 10 or more years, are rated investment grade, and have $250 million or more of outstanding face value. In addition, the securities must be denominated in U.S. dollars and must be fixed rate and non convertible. Excluded from the Long U.S. Treasury Index are certain special issues, such as flower bonds, TINs, state and local government series bonds, TIPS, and coupon issues that have been stripped from bonds included in the index. As of September 30, 2007, the modified adjusted duration of securities in the Long U.S. Treasury Index was 10.92 years. The Long U.S. Treasury Index is market capitalization weighted and the securities in the index are updated on the last business day of each month.

  BARCLAYS U.S. GOVERNMENT INFLATION-LINKED BOND INDEX

     The U.S. Treasury TIPS Index includes publicly issued, U.S. Treasury inflation protected securities that have at least 1 year remaining to maturity on index rebalancing date, with an issue size equal to or in excess of $500 million. Bonds must be capital-indexed and linked to an eligible inflation index. The securities must be denominated in U.S. dollars and pay coupon and principal in U.S. dollars. The notional coupon of a bond must be fixed or zero. Bonds must settle on or before the index rebalancing date. As of September 30, 2007, the modified adjusted duration of securities in the U.S. Treasury TIPS Index was 8.07 years.

  LEHMAN BROTHERS MANAGED MONEY MUNICIPAL CALIFORNIA INDEX

     The California Municipal Bond Index is a rules-based, market-value weighted index comprised of publicly traded California municipal bonds that cover the U.S. dollar denominated tax exempt bond market, including state and local general obligation bonds, revenue bonds, insured bonds, and pre-refunded bonds. All bonds in the California Municipal Bond Index must be rated Aa3/AA- or higher by at least two of the following statistical ratings agencies: Moody's Investor Service, Inc., Standard & Poor's and Fitch Inc. If only two of the three agencies rate the security, the lower rating is used to determine index eligibility. If only one of the agencies rates the security, the rating must be at least Aa3/AA-. Each index security must be issued by authorities in California, have an outstanding par value of at least $7 million and be issued as part of a transaction of at least $75 million. The bonds must be fixed rate and have a nominal maturity of one or more years. No issuer may constitute more than 10% of the California Municipal Bond Index. As of September 30, 2007, the modified adjusted duration of securities in the California Municipal Bond Index was 8.98 years. Bonds subject to AMT, hospital bonds, housing bonds, tobacco bonds, and airline bonds, along with remarketed issues, taxable municipal bonds, floaters, and derivatives are all excluded from the California Municipal Bond Index.

  LEHMAN BROTHERS MANAGED MONEY MUNICIPAL NEW YORK INDEX

     The New York Municipal Bond Index is a rules-based, market-value weighted index comprised of publicly traded New York municipal bonds that cover the U.S. dollar denominated tax exempt bond market, including state and local general obligation bonds, revenue bonds, insured bonds, and pre-refunded bonds. All bonds in the New York Municipal Bond Index must be rated Aa3/AA- or higher by at least two of the following statistical ratings agencies: Moody's Investor Service, Inc., Standard & Poor's and Fitch Inc. If only two of the three agencies rate the security, the lower rating is used to determine index eligibility. If only one of the agencies rates the security, the rating must be at least Aa3/AA-. Each index security must be issued by authorities in New York, have an outstanding par value of at least $7 million and be issued as part of a transaction of at least $75 million. The bonds must be fixed rate and have a nominal maturity of one or more years. No issuer may constitute more than 10% of the New York Municipal Bond Index. As of September 30, 2007, the modified adjusted duration of securities in the New York Municipal Bond Index was 9.21 years. Bonds subject to AMT, hospital bonds, housing bonds, tobacco bonds, and airline bonds, along with remarketed issues, taxable municipal bonds, floaters, and derivatives are all excluded from the New York Municipal Bond Index.

  LEHMAN BROTHERS MUNICIPAL MANAGED MONEY INDEX

     The National Municipal Bond Index is a rules-based, market-value weighted index engineered for the tax exempt bond market. All bonds in the National Municipal Bond Index must be rated Aa3/AA- or higher by at least two of the following statistical ratings agencies: Moody's, S&P and Fitch. If only two of the three agencies rate the security, the lower rating is used to determine index eligibility. If only one of the agencies rates the security, the rating must be at least Aa3/AA-. Each index security must have an outstanding par value of at least $7 million and be issued as part of a transaction of at least

$75 million. The bonds must be fixed rate, have been issued within the last five years, and must be at least one year from their maturity date. As of September 30, 2007, the modified adjusted duration of securities in the National Municipal Bond Index was 8.29 years. Bonds subject to AMT, hospital bonds, housing bonds, tobacco bonds, and airline bonds, along with remarketed issues, taxable municipal bonds, floaters, and derivatives are all excluded from the National Municipal Bond Index.

  LEHMAN BROTHERS U.S. AGGREGATE INDEX

     The U.S. Aggregate Index provides a measure of the performance of the U.S. dollar denominated investment grade bond market, which includes investment grade (must be Baa3/BBB- or higher using the middle rating of Moody's Investor Service, Inc., Standard & Poor's, and Fitch Inc.) government bonds, investment grade corporate bonds, mortgage pass through securities, commercial mortgage backed securities and asset backed securities that are publicly for sale in the United States. The securities in the U.S. Aggregate Index must have at least 1 year remaining to maturity and must have $250 million or more of outstanding face value. Asset backed securities must have a minimum deal size of $500 million and a minimum tranche size of $25 million. For commercial mortgage backed securities, the original aggregate transaction must have a minimum deal size of $500 million, and a minimum tranche size of $25 million; the aggregate outstanding transaction sizes must be at least $300 million to remain in the index. In addition, the securities must be U.S. dollar denominated, fixed rate, non convertible, and taxable. Certain types of securities, such as flower bonds, TINs, and state and local government series bonds are excluded from the U.S. Aggregate Index. Also excluded from the U.S. Aggregate Index are structured notes with embedded swaps or other special features, private placements, floating rate securities and Eurobonds. As of September 30, 2007, the modified adjusted duration of securities in the U.S. Aggregate Index was 4.62 years. The U.S. Aggregate Index is market capitalization weighted and the securities in the Index are updated on the last business day of each month.

     As of September 30, 2007, approximately 38.1% of the bonds represented in the U.S. Aggregate Index are U.S. agency mortgage pass-through securities. U.S. agency mortgage pass-through securities are securities issued by entities such as the GNMA and the FNMA that are backed by pools of mortgages. Most transactions in mortgage pass-through securities occur through standardized contracts for future delivery in which the exact mortgage pools to be delivered are not specified until a few days prior to settlement, referred to as a "to-be-announced transaction" or "TBA Transaction." A TBA Transaction is a method of trading mortgage-backed securities. In a TBA Transaction, the buyer and seller agree upon general trade parameters such as agency, settlement date, par amount and price. The actual pools delivered generally are determined two days prior to the settlement date. Although it is not anticipated that the Fund will receive pools but instead will participate in rolling TBA Transactions. The amount of substituted cash in the case of TBA Transactions will be equivalent to the value of the TBA transaction listed as a Deposit Security (as defined below). The Fund expects to enter into such contracts on a regular basis. The Fund, pending settlement of such contracts, will invest its assets in high-quality, liquid short term instruments, including shares of affiliated money market funds. The Trust also intends to substitute a cash-in-lieu amount to replace any Deposit Security of the Fund that is a TBA Transaction.

  LEHMAN BROTHERS GLOBAL TREASURY EX-US CAPPED INDEX

     The Global Treasury Ex-US Capped Index includes government bonds issued by investment-grade countries outside the United States, in local currencies, that have a remaining maturity of one year or more and are rated investment grade (Baa3/BBB-/BBB- or higher using the middle rating of Moody's Investor Service, Inc., Standard & Poor's, and Fitch Inc., respectively). Each of the component securities in the Global Treasury Ex-US Capped Index is a constituent of the Lehman Global Treasury ex-US Index, screened such that the following countries are included: Australia, Austria, Belgium, Canada, Denmark, France, Germany, Greece, Italy, Japan, Mexico, Netherlands, Poland, South Africa, Spain, Sweden, Taiwan, United Kingdom. In addition, the securities in the Global Treasury Ex-US Capped Index must be fixed-rate and have certain minimum amounts outstanding, depending upon the currency in which the bonds are denominated. As of September 30, 2007, the modified adjusted duration of securities in the Index was 6.18 years. The Global Treasury Ex-US Capped Index is calculated by Lehman Brothers using a modified "market capitalization" methodology. This design ensures that each constituent country within the Index is represented in a proportion consistent with its percentage with respect to the total market capitalization of the Global Treasury Ex-US Capped Index. Component securities in each constituent country are represented in a proportion consistent with their percentage relative to the other component securities in the constituent country. Under certain conditions, however, the par amount of a component security within the Index may be adjusted to conform to Internal Revenue Code requirements. See "Construction and Maintenance Standards for the Index" under "GENERAL DESCRIPTION OF THE TRUST" in the Statement of Additional Information.

MAINTENANCE OF EACH LEHMAN BROTHERS INDEX

     The constituents of each index are reset on the last business day of each month and remain static throughout the month. The universe of index constituents adjust for securities that become ineligible for inclusion in an index during the month (e.g., because of downgrades or called bonds) or for issues that are newly eligible (e.g., upgrades or newly issued bonds) on the last business day of each month. The Lehman Brothers U.S. Indices are valued using 3 p.m. Eastern Time bid side prices, as marked by Lehman Brothers and Interactive Data (IDC). Intra month cash flows contribute to monthly returns, but they are not reinvested during the month and do not earn a reinvestment return. Total returns are calculated based on the sum of price changes, gain/loss on repayments of principal, and coupon received or accrued, expressed as a percentage of beginning market value.

     The Global Treasury Ex-US Capped Index is valued using 4:15 p.m. Greenwich Mean Time (GMT) bid side prices (for European currency and South African Rand bonds) and each local market's closing time bid prices (for Asian currency bonds). If the last business day of the month is a public holiday in one of the major regional markets, prices from the previous business day are used for that particular market. Interest and principal payments earned by the constituents are held in the Index without a reinvestment return until month-end when it is removed from the Index. Total returns are calculated based on the sum of price changes, gain/loss on repayments of principal, and coupon received or accrued, expressed as a percentage of beginning market value. The Index is calculated once a day and is available from major data vendors.

     The Lehman Brothers Indices are calculated once a day and are available from major data vendors.

MAINTENANCE OF THE BARCLAYS CAPITAL INDEX

     The index is reviewed and rebalanced once a month, on the last calendar day of the month. New bonds and taps/increases entering the index must have settled on or before the rebalancing date. Maturity bands are inclusive at the lower bound. Bonds are allocated to maturity bands based on their maturity date. The index holding of each bond for the next month is set to the full amount outstanding on the review date. The face values are used rather than an inflation-adjusted value. The index is weighted using the market capitalization which includes inflation indexation.

     The Barclays U.S. Government Inflation-linked Bond Index uses mid-market real prices from the Barclays Capital market makers at local market close.

                        ADDITIONAL INVESTMENT STRATEGIES,
                         RISKS AND OTHER CONSIDERATIONS

                        ADDITIONAL INVESTMENT STRATEGIES

     Each Fund may invest its remaining assets in money market instruments, including repurchase agreements, or funds that invest exclusively in money market instruments, including affiliated money market funds (subject to applicable limitations under the Investment Company Act of 1940, as amended (the "1940 Act")); convertible securities; variable rate demand notes (VRDNs); tax exempt commercial paper; structured notes (notes on which the amount of principal repayment and interest payments are based on the movement of one or more specified factors such as the movement of a particular security or index) and options and futures contracts. Options, futures contracts, convertible securities and structured notes may be used by a Fund in seeking performance that corresponds to its benchmark Index and in managing cash flows. Each Fund will not take temporary defensive positions. The Adviser anticipates that, under normal circumstances, it may take approximately five business days for additions and deletions to an Index to be reflected in the portfolio composition of each Fund.

     Borrowing Money. Each Fund may borrow money from a bank up to a limit of 10% of the value of its assets, but only for temporary or emergency purposes.

     Lending Securities. Each Fund may lend securities from its holdings via a securities lending program through State Street Bank & Trust Company ("State Street") to brokers, dealers and other financial institutions desiring to borrow securities to complete transactions and for other purposes. A securities lending program allows a Fund to receive a portion of the income generated by lending its securities and investing the respective collateral. A Fund will receive cash collateral for each loaned security which is marked to market each trading day. In the securities lending program, the borrower generally has the right to vote the loaned securities, however a Fund may call loans to vote proxies if a material issue affecting the investment is to be voted upon. Such loans may be terminated at any time by a Fund.

                                ADDITIONAL RISKS

     Trading Issues. Although Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for such Shares will develop or be maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to

Exchange "circuit breaker" rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

     Fluctuation of Net Asset Value. The net asset value of the Shares will generally fluctuate with changes in the market value of the Fund's securities holdings. The market prices of Shares will generally fluctuate in accordance with changes in each Fund's net asset value and supply and demand of Shares on the Exchange. It cannot be predicted whether Shares will trade below, at or above their net asset value. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the securities of the Index trading individually or in the aggregate at any point in time. However, given that Shares can be created and redeemed in Creation Units (unlike shares of many closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their net asset value), the Adviser believes that large discounts or premiums to the net asset value of Shares should not be sustained. While the creation/redemption feature is designed to make it likely that Shares normally will trade close to the applicable Fund's net asset value, disruptions to creations and redemptions may result in trading prices that differ significantly from such Fund's net asset value.

     Lending of Securities. Although each Fund will receive collateral in connection with all loans of its securities holdings, a Fund would be exposed to a risk of loss should a borrower default on its obligation to return the borrowed securities (e.g., the loaned securities may have appreciated beyond the value of the collateral held by such Fund). In addition, each Fund will bear the risk of loss of any cash collateral that it may invest.

     Continuous Offering. The method by which Creation Units are purchased and traded may raise certain issues under applicable securities laws. Because new Creation Units are issued and sold by the Funds on an ongoing basis, at any point a "distribution," as such term is used in the Securities Act of 1933, as amended (the "Securities Act"), may occur.

     Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery and liability provisions of the Securities Act.

     For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the principal underwriter, breaks them down into individual Shares, and sells such Shares directly to customers, or if it chooses to couple the creation of a supply of new

Shares with an active selling effort involving solicitation of secondary market demand for Shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to categorization as an underwriter.

     Broker-dealer firms should also note that dealers who are not "underwriters" but are effecting transactions in Shares, whether or not participating in the distribution of Shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available with respect to such transactions as a result of Section 24(d) of the 1940 Act. The Trust, however, has received exemptive relief from Section 4(3) of the Securities Act. Dealers who are not underwriters are exempt from the prospectus delivery obligations, subject to certain terms and conditions which have been set forth in a SEC exemptive order issued to the Trust.

                              OTHER CONSIDERATIONS

     Distribution and Service Plan. Each Fund has adopted a Distribution and Service Plan under Rule 12b-1 of the 1940 Act pursuant to which payments of up to 0.25% of average daily net assets may be made for the sale and distribution of its Shares. No payments pursuant to the Distribution and Service Plan will be made for at least the next twelve (12) months of operation. Because these fees would be paid out of the Funds' assets on an on-going basis, if payments are made in the future, these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

                                   MANAGEMENT

     Adviser. SSgA Funds Management, Inc. ("SSgA FM") serves as the Adviser to the Funds and, subject to the supervision of the Board, is responsible for the investment management of each Fund. The Adviser provides an investment management program for each Fund and manages the investment of each Fund's assets. The Adviser and other affiliates of State Street Corporation make up State Street Global Advisors ("SSgA"), the investment management arm of State Street Corporation. As of September 30, 2007, the Adviser managed approximately $140 billion in assets. As of September 30, 2007, SSgA managed approximately $1.99 trillion in assets, including approximately $66 billion in fixed income index funds. The Adviser's principal business address is State Street Financial Center, One Lincoln Street, Boston, Massachusetts 02111.

     For the services provided to the Funds under the Investment Advisory Agreement, for the fiscal year ended June 30, 2007, each Fund paid the Adviser the annual fees based on a percentage of each Fund's average daily net assets as set forth below:

SPDR Lehman 1-3 Month T-Bill ETF................  0.1345%
SPDR Lehman Short Term Municipal Bond ETF*......  0.2000%
SPDR Lehman Intermediate Term Treasury ETF......  0.1345%
SPDR Lehman Long Term Treasury ETF..............  0.1345%
SPDR Barclays Capital TIPS ETF..................  0.1845%
SPDR Lehman California Municipal Bond ETF*......  0.2000%
SPDR Lehman New York Municipal Bond ETF*........  0.2000%
SPDR Lehman Municipal Bond ETF*.................  0.3000%(1)
SPDR Lehman Aggregate Bond ETF..................  0.1845%(2)
SPDR Lehman International Treasury Bond ETF*....  0.5000%


--------

     * Each Fund had not commenced operations as of June 30, 2007.

   (1) The Adviser has contractually agreed to waive its advisory fee and reimburse certain expenses, until October 31, 2008, so that the Fund's Net Annual Fund Operating Expenses are limited to 0.20% of the Fund's average daily net assets. The Adviser may continue such waiver from year to year, but there is no guarantee that the Adviser will do so and after October 31, 2008, it may be cancelled or modified at any time.

   (2) The Adviser has contractually agreed to waive its advisory fee and reimburse certain expenses, until October 31, 2008, so that the Fund's Net Annual Fund Operating Expenses are limited to 0.1345% of the Fund's average daily net assets. The Adviser may continue such waiver from year to year, but there is no guarantee that the Adviser will do so and after October 31, 2008, it may be cancelled or modified at any time.

     From time to time, the Adviser may waive all or a portion of its fee. The Adviser pays all expenses of each Fund other than the management fee, distribution fees pursuant to each Fund's Distribution and Service Plan, if any, brokerage, taxes, interest, fees and expenses of the Independent Trustees (including any Trustee's counsel fees), litigation expenses and other extraordinary expenses.
     A discussion regarding the Board's consideration of the Investment Advisory Agreement is provided in the Trust's Annual Report to Shareholders for the period ended June 30, 2007 and, for those Funds not included in the Annual Report, will be provided in the Trust's Semi-Annual Report to Shareholders for the period ended December 31, 2007.
     Portfolio Managers. The Adviser manages the Funds, except for the SPDR Barclays Capital TIPS ETF, using a team of investment professionals. The team approach is used to create an environment that encourages the flow of investment ideas. The portfolio managers within each team work together in a cohesive manner to develop and enhance techniques that drive the investment process for the respective investment strategy. This approach requires portfolio managers to share a variety of responsibilities including investment strategy and analysis while retaining responsibility for the implementation of the strategy within any particular portfolio. The approach also enables the team to draw upon the resources of other groups within SSgA. Each portfolio management team is overseen by the SSgA Investment Committee.

     Key professionals primarily involved in the day-to-day portfolio management for each of the Funds include:

--------------------------------------------------------------------
FUND                                       PORTFOLIO MANAGERS
--------------------------------------------------------------------
SPDR Lehman Intermediate Term      Michael Brunell, John Kirby, Elya
Treasury ETF                       Schwartzman
SPDR Lehman Long Term Treasury
ETF
SPDR Lehman Aggregate Bond ETF
SPDR Lehman International
Treasury  Bond ETF
--------------------------------------------------------------------
SPDR Lehman 1-3 Month T-Bill ETF   Todd Bean, Steve Meier, Jeff St.
                                   Peters
--------------------------------------------------------------------
SPDR Barclays Capital TIPS ETF     David Kobuszewski, James Mauro
--------------------------------------------------------------------
Municipal Bond ETFs                James Donahue, Timothy Ryan
--------------------------------------------------------------------


MICHAEL BRUNELL
     Michael Brunell is a Principal of SSgA, a Principal of SSgA FM, and is a member of the Passive Fixed Income portfolio management group. Previously, Mike was responsible for managing the U.S. Bond Operation group. He has been working in the investment management field since joining SSgA in 1997.

     Prior to joining the Fixed Income group, Mike spent three years in the Mutual Funds Custody division of State Street Corporation working on the accounting side of various domestic and international equity and bond portfolios.

     Mike received a Bachelor of Science degree in Business Administration from Saint Michael's College and an MSF from Boston College in May of 2004. He is also a CFA Level II candidate.

JOHN KIRBY
     John Kirby is a Vice President of SSgA, a Principal of SSgA FM, and head of the firm's Fixed Income Index team. He has managed the group since 1999 and portfolios within the group since 1997. In addition to portfolio management, John's responsibilities include risk management and product development. He has been working in the investment management field since 1983 and has more than 15 years of experience in the fixed income markets.

     John holds a Bachelor's Degree from Boston College and an MBA from the Sawyer School of Management at Suffolk University. He served as a member of a municipal retirement board for ten years and currently serves on the SSgA Fiduciary Advisory Committee and is a member of the Lehman Brothers Index Advisory Council.

ELYA SCHWARTZMAN
     Elya Schwartzman is a Vice President of SSgA, a Principal of SSgA FM, and is a member of the Passive Fixed Income portfolio management group. Previously, Elya spent ten years as an analyst and portfolio manager in the Active Credit group, covering a broad group of industry sectors in both investment grade and speculative grade markets. He has been working in the Fixed Income field since 1996.

     Prior to joining SSgA in 1999, Mr. Schwartzman was a high yield analyst and helped to launch the high yield department at Baring Asset Management. At Baring, he was responsible for evaluating the firm's overall high yield strategy as well as analyzing companies. Elya also spent four years at DRI/McGraw-Hill as a research economist, where he ran econometric models and authored articles covering the U.S. economy and the U.S. steel industry.

     Elya holds a Bachelor's degree in Economics from Trinity College (CT) and an MBA from the Sloan School of Management at MIT, specializing in Quantitative Finance.

TODD BEAN
     Todd Bean is a Principal of SSgA and a Portfolio Manager in the firm's US Cash Management Group. He began his career at State Street Corporation in 1999, joining the firm as an analyst in the firm's custody and settlements area. Following a stint on the money markets operations staff, Todd joined the Cash Management Group in 2004.

     He received Bachelor's degrees in Economics and Government from St. Lawrence University and a Master of Science in Finance degree from Northeastern University. He is currently a Level 3 candidate in the Chartered Financial Analyst program.

STEVE MEIER
     Steve Meier, CFA, FRM is a Senior Managing Director of SSgA and a member of the firm's Global Fixed Income portfolio management team, with responsibility for US cash, cash collateral and short-duration portfolio management. He has over 20 years of experience in the global fixed income markets, and is a member of SSgA's Senior Management Group (SMG).

     Prior to joining SSgA in 2003, Steve was a Managing Director in State Street's Global Markets group responsible for developing their global fixed income business. He also served as Chief Operating Officer (COO) of State Street's electronic bond trading subsidiary, Advanced Auctions LLC, and was a member of their European subsidiary's Board of Directors. He received extensive capital markets experience and held senior positions in trading and investment banking in New York and London while working for Merrill Lynch and Credit Suisse First Boston for nearly 12 years. Steve also served on TradeWeb LLC's Executive Board while head of CSFB's global electronic trading unit. In addition, he was a senior global bond Portfolio Manager with Oppenheimer Capital and a member of their Fixed Income Strategy Group.

     Steve has earned the Chartered Financial Analyst designation, is a certified Financial Risk Manager (FRM), a member of the Boston Security Analysts Society, the Association for Investment Management and Research (AIMR), and the Global Association of Risk Professionals (GARP). He holds a BBA degree from Hofstra University, an MBA from Indiana University's Graduate School of Business, and an Advanced Certificate of Investment Management from the London Business School.

JEFF ST. PETERS
     Jeff St. Peters is a Vice President of SSgA and a Senior Portfolio manager within the Global Cash Management unit of SSgA's Fixed Income group. He is responsible for managing several securities lending, enhanced cash, offshore, and SSgA's registered money market portfolios for both retail and institutional clients. He has been managing short duration cash and securities lending portfolios at SSgA for over 7 years.

     Prior to joining SSgA, Jeff was employed by Fidelity Investments, the latter years within the Fidelity Management and Research Company, where he worked as a trader within the Money Market area of the Fixed Income division. In addition, he held several positions within Fidelity's Investment Technology area, where he assisted in designing and implementing an internal proprietary trading system. Jeff has over 12 years of investment experience. He graduated from Bentley College with a BS in Finance.

DAVID KOBUSZEWSKI
     David Kobuszewski, CFA is a Principal of SSgA and a Portfolio Manager in the Interest Rate Strategies group for the past three years. He is primarily responsible for the management of active government strategies. Prior to joining SSgA, David spent two years as a research assistant at the Board of Governors of the Federal Reserve System.

     David holds a BA degree in Economics and a BS degree in Business Administration from Boston University and an MBA degree from Yale University. He has earned the Chartered Financial Analyst designation.

JAMES MAURO
     James Mauro is a Vice President of SSgA, and a Senior Portfolio Manager in the Interest Rate Strategies Group. His primary responsibilities include management of all government, inflation linked and derivative strategies. Other responsibilities include hedging and managing risk across all asset classes through futures and option overlays. James joined State Street Corporation in 1993. Previously, he worked as a portfolio manager on the passive team where he co-managed several Bond Index portfolios.

     Prior to joining the bond team, James worked as a portfolio manager on the short-term desk where he managed various Money Market Mutual funds and Enhanced Cash funds.

     He holds a BS in Business Administration with a concentration in Finance from St. Michael's College and a Master's in Business Administration from Boston University.

JAMES DONAHUE
     James Donahue is a Vice President of SSgA and a Principal of SSgA FM. He joined State Street in 1990 and worked in the fixed income area of Securities Trading. Mr. Donahue has worked in the fixed income arena since 1969 after he started out with Merrill Lynch. Mr. Donahue is a member of the Boston Municipal Bond Club. Mr. Donahue earned a BA in Economics from Belknap College, and a BA in Russian from Syracuse University.

TIMOTHY RYAN
     Timothy Ryan, CFA is a Vice President of SSgA and a Principal of SSgA FM. He joined State Street in 2003 and is the unit head for the Municipal Bond Group responsible for the nuclear decommissioning trusts and insurance portfolios as well as cross over analysis and setting portfolio strategy to maximize after tax return on the Lehman Aggregate benchmarked portfolios. Prior to joining SSGA, Mr. Ryan was a lead portfolio manager in the municipal bond group at Deutsche Bank Asset Management, formerly Scudder Insurance Asset Management. Mr. Ryan has a BS from University of Wisconsin and a Master of Management from JL Kellogg Graduate School of Management Northwestern University. Mr. Ryan has earned the Chartered Financial Analyst designation.

     Additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the Funds is available in the Statement of Additional Information ("SAI").

     Administrator, Custodian and Transfer Agent. State Street, part of State Street Corporation, is the Administrator for the Funds, the Custodian for each Fund's assets and serves as Transfer Agent to the Funds.

     Lending Agent. State Street may act as a lending agent for the Funds. For its services, the lending agent would typically receive a portion of the net investment income, if any, earned on the collateral for the securities loaned.

     Distributor. State Street Global Markets, LLC, part of State Street Corporation, is the Distributor of the Funds' Shares. The Distributor will not distribute Shares in less than Creation Units, and it does not maintain a secondary market in the Shares. The Distributor may enter into selected dealer agreements with other broker-dealers or other qualified financial institutions for the sale of Creation Units of Shares.

                           INDEX LICENSES/DISCLAIMERS

LEHMAN BROTHERS INDEXES

     The Adviser ("Licensee") acknowledges and expressly agrees that the Lehman ETFs ("Products" or "ETF") are not sponsored, endorsed, sold or promoted by Lehman Brothers ("Licensor"), and that Licensor makes no warranty, express or implied, as to the results to be obtained by any person or entity from the use of any Index, any opening, intra-day or closing value therefore, or any data included therein or relating thereto, in connection with the trading of any ETF based thereon or for any other purpose. Licensor's only relationship to the Licensee with respect to the Products is the licensing of certain trademarks and trade names of Licensor and the Licensor Indices that are determined, composed and calculated by Licensor without regard to Licensee or the Products. Licensor has no obligation to take the needs of Licensee or the owners of the Products into consideration in determining, composing or calculating the Licensor Indices. Licensor is not responsible for and has not participated in any determination or calculation made with respect to issuance of the Products.

Licensor has no obligation or liability in connection with the listing, trading, marketing or administration of the Products.

     LICENSOR DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE INDICES, OR ANY OPENING, INTRA-DAY OR CLOSING VALUE THEREFOR, OR ANY DATA INCLUDED THEREIN OR RELATED THERETO. LICENSOR MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY OWNERS OF THE PRODUCTS OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDICES, ANY OPENING, INTRA-DAY OR CLOSING VALUE THEREFOR, ANY DATA INCLUDED THEREIN OR RELATING THERETO, OR ANY ETF BASED THEREON, IN CONNECTION WITH THE RIGHTS LICENSED HEREUNDER OR FOR ANY OTHER USE. LICENSOR MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE INDICES, ANY OPENING, INTRA-DAY OR CLOSING VALUE THEREFOR, ANY DATA INCLUDED THEREIN OR RELATING THERETO, OR ANY ETF BASED THEREON. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL LICENSOR HAVE ANY LIABILITY FOR ANY DAMAGES, CLAIMS, LOSSES (INCLUDING ANY INDIRECT OR CONSEQUENTIAL LOSSES), EXPENSES OR DELAYS, WHETHER DIRECT OR INDIRECT, FORESEEN OR UNFORESEEN, SUFFERED BY ANY PERSON ARISING OUT OF ANY CIRCUMSTANCE OR OCCURRENCE RELATING TO THE PERSON'S USE OF ANY INDEX, ANY OPENING, INTRA-DAY OR CLOSING VALUE THEREFOR, ANY DATA INCLUDED THEREIN OR RELATING THERETO, OR ANY ETF BASED THEREON, OR ARISING OUT OF ANY ERRORS OR DELAYS IN CALCULATING OR DISSEMINATING SUCH INDEX.

BARCLAYS CAPITAL INDEX

     (C) Barclays Bank 2004. All rights reserved. The SPDR Barclays Capital TIPS ETF ("Fund") is not sponsored, endorsed, sold or promoted by Barclays Capital, the investment banking division of Barclays Bank PLC ("Barclays Capital"). Barclays Capital or one of its affiliated entities may act as an Authorized Participant for the Fund and/or as an initial purchaser of shares of the Fund. Barclays Capital does not make any representation regarding the advisability of investing in the Fund or the advisability of investing in securities generally. The Index is determined, composed and calculated by Barclays Capital without regard to the Licensee or the Fund. Barclays Capital has no obligation to take the needs of the Licensee or the owners of the Fund into consideration in determining, composing or calculating the Index. Barclays Capital has no obligation or liability in connection with administration, marketing or trading of the Fund.

     BARCLAYS CAPITAL SHALL HAVE NO LIABILITY TO LICENSEE OR TO THIRD PARTIES FOR THE QUALITY, ACCURACY AND/OR COMPLETENESS OF THE INDEX OR ANY DATA INCLUDED THEREIN OR FOR INTERRUPTIONS IN THE DELIVERY OF THE INDEX. BARCLAYS CAPITAL MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE FUND OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEX OR ANY DATA INCLUDED THEREIN IN CONNECTION WITH THE RIGHTS LICENSED HEREUNDER OR FOR ANY OTHER USE. BARCLAYS CAPITAL MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE INDEX OR ANY DATA INCLUDED THEREIN. BARCLAYS CAPITAL SHALL NOT BE LIABLE FOR ANY DAMAGES, INCLUDING, WITHOUT LIMITATION, ANY INDIRECT OR CONSEQUENTIAL DAMAGES, RESULTING FROM THE USE OF THE INDEX OR ANY DATA INCLUDED THEREIN.

     None of the information supplied by Barclays Capital and used in this publication may be reproduced in any manner without the prior written permission of Barclays Capital. Barclays Bank PLC is registered in England No. 1026167. Registered office: 1 Churchill Place London E14 5HP.

                        DETERMINATION OF NET ASSET VALUE

     Net asset value per Share for each Fund is computed by dividing the value of the net assets of such Fund (i.e., the value of its total assets less total liabilities) by its total number of Shares outstanding. Expenses and fees, including the management and distribution fees, if any, are accrued daily and taken into account for purposes of determining net asset value. The net asset value of each Fund is calculated by the Funds' custodian and determined each business day, normally at the close of regular trading of the New York Stock Exchange ("NYSE") (ordinarily 4:00 p.m., New York time) ("Closing Time"). U.S. fixed income securities may be valued as of the announced closing time for trading in fixed income instruments on any day that the Bond Market Association announces an early closing time. Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at the current market rates on the date of valuation as quoted by one or more sources.

     The value of each Fund's portfolio securities is based on the securities' evaluated bid price on local markets when available. U.S. fixed income securities may be valued as of the announced closing time for trading in fixed income instruments on any day that the Securities Industry and Financial Markets Association announces an early closing time. If a security's market price is not readily available or does not otherwise accurately reflect the fair value of the security, the security will be valued by another method that the Board believes will better reflect fair value in accordance with the Trust's valuation policies and procedures. The Board has delegated the process of valuing securities for which market quotations are not readily available or do not otherwise accurately reflect the fair value of the security to the Pricing and Investment Committee (the "Committee"). The Committee, subject to oversight by the Board, may use fair value pricing in a variety of circumstances, including but not limited to, situations when the value of a security in a Fund's portfolio has been materially affected by events occurring after the close of the market on which the security is principally traded (such as in the case of a corporate action or other news that may materially affect the price of a security) or trading in a security has been suspended or halted. Accordingly, a Fund's net asset value may reflect certain portfolio securities' fair values rather than their market prices.

     Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security will materially differ from the value that could be realized upon the sale of the security. In addition, fair value pricing could result in a difference between the prices used to calculate a Fund's net asset value and the prices used by the Fund's benchmark Index. This may result in a difference between the Fund's performance and the performance of the Fund's benchmark Index. With respect to securities that are primarily listed on foreign exchanges, the value of a Fund's portfolio securities may change on days when you will not be able to purchase or sell your Shares.

                          BUYING AND SELLING THE FUNDS

     The Shares are listed for secondary trading on the Exchange. If you buy or sell Shares in the secondary market, you may incur customary brokerage commissions and charges and may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction. The Shares will trade on the Exchange at prices that may differ to varying degrees from the daily net asset value of the Shares. Given, however, that Shares can be issued and redeemed daily in Creation Units, the Adviser believes that large discounts and premiums to net asset value should not be sustained for very long.

                    PURCHASE AND REDEMPTION OF CREATION UNITS

     The Funds issue Shares and redeem Shares only in Creation Units (200,000 Shares per Creation Unit) at net asset value on a continuous basis every day except weekends and the following holidays: New Year's Day,

Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day (observed), Independence Day, Labor Day, Columbus Day (for the SPDR Lehman Aggregate Bond ETF and the Municipal Bond ETFs only), Veterans Day (for the SPDR Lehman Aggregate Bond ETF and the Municipal Bond ETFs only), Thanksgiving Day and Christmas Day.

     Each Fund imposes no restrictions on the frequency of purchases and redemptions. The Board evaluated the risks of market timing activities by the Trust's shareholders when they considered that no restriction or policy was necessary. The Board considered that, unlike traditional mutual funds, (i) each Fund (other than the Municipal Bond ETFs and International Treasury Bond ETF) generally issues and redeems its shares at net asset value per share for a basket of securities intended to represent the Fund's portfolio, plus an amount of cash, and the Fund's Shares may be purchased and sold on the exchange at prevailing market prices; (ii) each Municipal Bond ETF generally issues and redeems its Shares at net asset value per share in exchange for cash representing the mark-to-market value of a basket of securities intended to represent the Fund's portfolio (in the case of creations); and in exchange for a basket of securities (in the case of redemptions) and (iii) the International Treasury Bond ETF generally issues and redeems its shares at net asset value per share principally for cash representing the mark-to-market value of a basket of securities intended to represent the Fund's portfolio; or, at the Fund's discretion, a basket of securities, plus an amount of cash, and the Fund's Shares may be purchased and sold on the exchange at prevailing market prices. Given this structure, the Board determined that it is unlikely that (a) market timing would be attempted by the Funds' shareholders or (b) any attempts to market time the Funds by shareholders would result in negative impact to the Funds or their shareholders.

     Investors such as market-makers, large investors and institutions may wish to deal in Creation Units directly with the Funds. Set forth below is a brief description of the procedures applicable to creation and redemption of Creation Units. For more detailed information, see "Purchase and Redemption of Creation Units" in the SAI.

Creation.

     All Funds (except Municipal Bond ETFs and International Treasury Bond
ETF): In order to create (i.e., purchase) Creation Units of a Fund, an investor must generally deposit a designated portfolio of fixed income securities constituting a substantial replication, or a representation, of the fixed income securities included in the Fund's Index (the "Deposit Securities") and generally make a cash payment referred to as the "Cash Component." The list of the names and the number of fixed income securities of the Deposit Securities is made available by the Custodian through the facilities of the National Securities

Clearing Corporation ("NSCC") immediately prior to the opening of business on the Exchange. The Cash Component represents the difference between the net asset value of a Creation Unit and the market value of the Deposit Securities and, in the case of the SPDR Lehman Aggregate Bond ETF, the cash in lieu of TBA positions.

     Orders must be placed in proper form by or through a participant of the Depository Trust Company that has the ability to clear through the Federal Reserve System ("DTC Participant" or "Authorized Participant") and that has entered into an agreement with the Distributor and the Transfer Agent, subject to acceptance by the Trust, with respect to creations and redemptions of Creation Units ("Participant Agreement"). The Distributor maintains a list of the names of Participants that have signed a Participant Agreement.

     Municipal Bond ETFs: Creation Units of the Municipal Bond ETFs generally will be sold for cash only, calculated based on a Municipal Bond ETF's net asset value per Share, multiplied by the number of Shares comprising a Creation Unit, plus a fixed transaction fee, as discussed below. Alternatively, on an infrequent basis and at a Municipal Bond ETF's discretion, an investor may provide Deposit Securities that are intended to represent the value of a basket of the municipal securities included in the applicable Municipal Bond ETF's Index plus a Cash Component. The corresponding cash value, and a list of the names and the number of shares of the Deposit Securities is made available by the Custodian through the facilities of the NSCC immediately prior to the opening of business on the Exchange. The Cash Component represents the difference between the net asset value of a Creation Unit and the market value of the Deposit Securities. To purchase a Creation Unit with cash, an investor must pay the cash equivalent of the Deposit Securities it would otherwise be required to provide through an in-kind purchase, plus the same Cash Component required to be paid by an in-kind purchaser. When accepting purchases of Creation Units for cash, a Municipal Bond ETF may incur additional costs associated with the acquisition of Deposit Securities that would otherwise be provided by an in-kind purchaser.

     Orders to create must be placed in proper form by or through an Authorized Participant that has entered into a Participant Agreement. The Distributor maintains a list of the names of Participants that have signed a Participant Agreement.

     International Treasury Bond ETF: In order to create (i.e., purchase) Creation Units of the Fund, an investor must deposit either (1) cash, calculated based on the Fund's NAV per share, plus a fixed transaction fee; or (2) a designated portfolio of fixed income securities constituting a substantial replication, or a representation, of the fixed income securities included in the Fund's

Index (the "Deposit Securities") plus a cash payment referred to as the "Cash Component" and a fixed transaction fee. The list of the names and the number of fixed income securities of the Deposit Securities is made available by the Custodian through the facilities of the National Securities Clearing Corporation ("NSCC") immediately prior to the opening of business on the Exchange. The Cash Component represents the difference between the net asset value of a Creation Unit and the market value of the Deposit Securities. To purchase a Creation Unit with cash, an investor must pay the cash equivalent of the Deposit Securities it would otherwise be required to provide through an in-kind purchase, plus the same Cash Component required to be paid by an in-kind purchaser. When accepting purchases of Creation Units for cash, the Fund may incur additional costs associated with the acquisition of Deposit Securities that would otherwise be provided by an in-kind purchaser.

     Orders to create must be placed in proper form by or through an Authorized Participant that has entered into a Participant Agreement. The Distributor maintains a list of the names of Participants that have signed a Participant Agreement.

     All Funds. The Participant Agreement sets forth the time(s) associated with order placement and other terms and conditions associated with placing an order. Due to the rebalancing of an Index or other reasons beyond the Trust's control, Authorized Participants may be notified that the cut-off time for an order may be earlier on a particular business day. Such notification will be made as far in advance as possible.

     A fixed transaction fee, in the amount set forth in the table under "Creation and Redemption Transaction Fees" later in this Prospectus, is applicable to each creation transaction regardless of the number of Creation Units created in the transaction. The price of each Creation Unit will equal the aggregate daily net asset value per Share, plus the Cash Component, and the transaction fees described later in this Prospectus and, if applicable, any transfer taxes. Purchasers of Shares in Creation Units are responsible for payment of the costs of transferring any Deposit Securities to a Fund.

     At a Municipal Bond ETF's or International Treasury Bond ETF's discretion, an Authorized Participant may deliver in-kind fixed income securities in lieu of the cash value representing one or more Deposit Securities. Each Fund intends to comply with the federal securities laws in accepting securities for deposits. This means that Deposit Securities will be sold in transactions that would be exempt from registration under the Securities Act.

     Shares may be issued in advance of receipt of Deposit Securities or cash representing such Deposit Securities, as the case may be, subject to various conditions set forth in the Participant Agreement, including a requirement to maintain on deposit with the Trust cash at least equal to the specified percentage, as set forth in the Participant Agreement, of the market value of the missing Deposit Securities. See "Purchase and Redemption of Creation Units" in the SAI.

     Legal Restrictions on Transactions in Certain Fixed Income Securities (Purchase -- All Funds Except Municipal Bond ETFs). An investor subject to a legal restriction with respect to a particular security required to be deposited in connection with the creation of a Creation Unit may, at the applicable Fund's discretion, be permitted to submit a custom order, as further described in the SAI, and deposit an equivalent amount of cash in substitution for any security which would otherwise be included in the Deposit Securities applicable to the creation of a Creation Unit.

  Redemption.

     All Funds (except Municipal Bond ETFs and International Treasury Bond
ETF): The Custodian makes available immediately prior to the opening of business on the Exchange, through the facilities of the NSCC, the list of the names and the number of Shares of the Fund's portfolio securities that will be applicable that day to redemption requests in proper form ("Fund Securities"). Fund Securities received on redemption may not be identical to Deposit Securities which are applicable to creations of Creation Units. The redemption proceeds generally consist of the Fund Securities, plus cash in an amount equal to the difference between the net asset value of the Shares being redeemed as next determined after receipt by the Transfer Agent of a redemption request in proper form, and the value of the Fund Securities, plus cash in lieu of TBA Transactions, less the applicable transaction fee and, if applicable, any transfer taxes. Should the Fund Securities have a value greater than the net asset value of the Shares, a compensating cash payment to the applicable Fund equal to the differential will be required to be arranged for by, or on behalf of, the redeeming shareholder by the DTC Participant, as the case may be. For more detail, see "Purchase and Redemption of Creation Units" in the SAI.

     Orders to redeem Creation Units of a Fund may only be effected by or through a DTC Participant at the time(s) and in accordance with the other terms and conditions set forth in the Participant Agreement. Due to the rebalancing of an Index or other reasons beyond the Trust's control, Authorized Participants may be notified that the cut-off time for an order may be earlier on a particular business day. Such notification will be made as far in advance as possible.

     Municipal Bond ETFs: The Custodian makes available immediately prior to the opening of business on the Exchange, through the facilities of the NSCC, the cash value of and the list of the names and the number of shares of each

Municipal Bond ETF's portfolio securities that will be applicable that day to redemption requests in proper form ("Fund Securities"). Redeeming Creation Unit holders will generally receive in-kind Fund Securities upon redemption, plus cash in an amount equal to the difference between the net asset value of the Shares being redeemed as next determined after receipt by the Transfer Agent of a redemption request in proper form, and the value of the Fund Securities (the "Cash Redemption Amount"), less the applicable transaction fee and, if applicable, any transfer taxes. Should the Fund Securities have a value greater than the net asset value of the Shares, a compensating cash payment to the Fund equal to the differential will be required to be arranged for by, or on behalf of, the redeeming shareholder by the Authorized Participant, as the case may be. At a Municipal Bond ETF's discretion, an Authorized Participant may receive the corresponding cash value of the municipal securities in lieu of the in-kind securities value representing one or more Fund Securities. For more detail, see "Purchase and Redemption of Creation Units" in the SAI.

     Orders to redeem Creation Units of a Municipal Bond ETF may only be effected by or through an Authorized Participant at the time(s) and in accordance with the other terms and conditions set forth in the Participant Agreement. Due to the rebalancing of an Index or other reasons beyond the Trust's control, Authorized Participants may be notified that the cut-off time for an order may be earlier on a particular business day. Such notification will be made as far in advance as possible.

     International Treasury Bond ETF: The Custodian makes available immediately prior to the opening of business on the Exchange, through the facilities of the NSCC, the cash value of and the list of the names and the number of Fund Securities. Fund Securities received on redemption may not be identical to Deposit Securities which are applicable to creations of Creation Units. The redemption proceeds will consist of cash or, at the Fund's discretion, Fund Securities, plus the Cash Redemption Amount, less the applicable transaction fee and, if applicable, any transfer taxes. Should the Fund Securities have a value greater than the net asset value of the Shares, a compensating cash payment to the Fund equal to the differential will be required to be arranged for by, or on behalf of, the redeeming shareholder by the Authorized Participant, as the case may be. For more detail, see "Purchase and Redemption of Creation Units" in the SAI.

     Orders to redeem Creation Units of the Fund may only be effected by or through an Authorized Participant at the time(s) and in accordance with the other terms and conditions set forth in the Participant Agreement. Due to the rebalancing of the Index or other reasons beyond the Trust's control, Authorized Participants may be notified that the cut-off time for an order may be earlier on a particular business day. Such notification will be made as far in advance as possible.

     All Funds: A fixed transaction fee, in the amount set forth in the table under "Creation and Redemption Transaction Fees" below, is applicable to each redemption transaction regardless of the number of Creation Units redeemed in the transaction.

     Legal Restrictions on Transactions in Certain Fixed Income Securities (Redemption -- All Funds Except Municipal Bond ETFs and International Treasury Bond ETF). An investor subject to a legal restriction with respect to a particular security included in the Fund Securities applicable to the redemption of a Creation Unit may be paid an equivalent amount of cash at the Fund's discretion.

     Legal Restrictions on Transactions in Certain Fixed Income Securities for Initial Transactions (Redemption -- Municipal Bond ETFs and International Treasury Bond ETF). The Funds intend to comply with the federal securities laws in satisfying redemptions with redemption securities. This means that the securities used to satisfy redemption requests will be sold in transactions that would be exempt from registration under the Securities Act. Further, an Authorized Participant that is not a "qualified institutional buyer," as such term is defined under Rule 144A of the Securities Act, will not be able to receive Fund securities that are restricted securities eligible for resale under Rule 144A. An investor subject to a legal restriction with respect to a particular security included in the Fund Securities applicable to the redemption of a Creation Unit may be paid an equivalent amount of cash at the applicable Fund's discretion.

Creation and Redemption Transaction Fees:

                                              TRANSACTION
FUND                                            FEE*, **
----                                          -----------
SPDR Lehman 1-3 Month T-Bill ETF............     $  250
SPDR Lehman Short Term Municipal Bond ETF...     $  250
SPDR Lehman Intermediate Term Treasury ETF..     $  500
SPDR Lehman Long Term Treasury ETF..........     $  500
SPDR Barclays Capital TIPS ETF..............     $  500
SPDR Lehman California Municipal Bond ETF...     $  250
SPDR Lehman New York Municipal Bond ETF.....     $  250
SPDR Lehman Municipal Bond ETF..............     $  250
SPDR Lehman Aggregate Bond ETF..............     $  500
SPDR Lehman International Treasury Bond
  ETF.......................................     $1,500


--------

    * From time to time, any Fund may waive all or a portion of its applicable transaction fee.
    ** An additional charge of up to three (3) times the transaction fee may be charged to the extent that cash is used in lieu of securities to purchase Creation Units and to the extent redemptions are for cash.

                                  DISTRIBUTIONS

     Dividends and Capital Gains. As a Fund shareholder, you are entitled to your share of the Fund's income and net realized gains on its investments. Each Fund pays out substantially all of its net earnings to its shareholders as "distributions."

     Each Fund typically earns interest from debt securities. These amounts, net of expenses and taxes (if applicable), are passed along to Fund shareholders as "income dividend distributions." Each Fund realizes capital gains or losses whenever it sells securities. Net long-term capital gains are distributed to shareholders as "capital gain distributions."

     Income dividend distributions, if any, are distributed to shareholders monthly. Net capital gains are distributed at least annually. Dividends may be declared and paid more frequently to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code.

     Distributions in cash may be reinvested automatically in additional whole Shares only if the broker through whom you purchased Shares makes such option available.

                               PORTFOLIO HOLDINGS

     A description of the Trust's policies and procedures with respect to the disclosure of each Fund's portfolio securities is available in the SAI.

                                   TAX MATTERS

     As with any investment, you should consider how your Fund investment will be taxed. The tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in the Funds.

     Unless your investment in the Funds is through a tax-exempt entity or tax deferred retirement account, such as a 401 (k) plan, you need to be aware of the possible tax consequences when:

     - Each Fund makes distributions,

     - You sell Shares listed on the Exchange, and

     - You create or redeem Creation Units

     Taxes on Distributions (All Funds, except the Municipal Bond ETFs). Each Fund will distribute any net investment income monthly, and any net realized long-term or short-term capital gains annually. Each Fund may also pay a special distribution at the end of the calendar year to comply with federal tax requirements. In general, your distributions are subject to federal income tax when they are paid, whether you take them in cash or reinvest them in a Fund. The income dividends and short-term capital gains distributions you receive from the Funds will be taxed as either ordinary income or qualified dividend income.

     Taxes on Distributions (Municipal Bond ETFs). Dividends paid by a Municipal Bond ETF that are properly designated as exempt-interest dividends will not be subject to regular federal income tax. Each Fund intends to invest its assets in a manner such that dividend distributions to its shareholders will generally be exempt from U.S. Federal income taxes. Dividends paid by a Fund will be exempt from Federal income tax (though not necessarily exempt from state and local taxation) to the extent of the Fund's tax-exempt interest income as long as 50% or more of the value of the Fund's assets at the end of each quarter is invested in state, municipal and other bonds that are excluded from gross income for federal income tax purposes and as long as the Fund properly designates such dividends as exempt-interest dividends. Depending on a shareholder's state of residence, exempt interest dividends from interest earned on municipal securities of a state, or its political subdivisions may be exempt in the hands of such shareholder from income tax in that state. However, income from municipal securities of states other than the shareholder's state of residence generally will not qualify for tax-free treatment for such shareholder. See the discussion of Davis v. Department of Revenue discussed in "Principal Risks -- Other Municipal Securities Risks" above.

     All Funds. Distributions from a Fund's net investment income (other than qualified dividend income and net tax-exempt income), including any net short-term capital gains, if any, and distributions of income from securities lending, are taxable to you as ordinary income. In general, your distributions (other than tax exempt-interest dividends) are subject to Federal income tax when they are paid, whether you take them in cash or reinvest them in the Fund. Dividends that are designated as qualified dividend income are eligible for the reduced maximum rate to individuals of 15% (5% for individuals in lower tax brackets) to the extent that a Fund receives qualified dividend income and subject to certain limitations. Long-term capital gains distributions will result from gains on the sale or exchange of capital assets held by a Fund for more than one year. Any long-term capital gains distributions you receive from a Fund are taxable as long-term capital gain regardless of how long you have owned your shares. Long-term capital gains are currently taxed at a maximum of 15%. Absent further legislation, the maximum 15% tax rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2010.

     The extent to which a Fund redeems Creation Units in cash may result in more capital gains being recognized by the Fund as compared to exchange traded funds that redeem Creation Units in-kind.

     If you lend your Fund shares pursuant to securities lending arrangements you may lose the ability to treat Fund dividends (paid while the shares are held by the borrower) as tax-exempt income or as qualified dividends. Consult your financial intermediary or tax adviser.

     Exempt-interest dividends from a Fund are taken into account in determining the taxable portion of any Social Security or railroad retirement benefits that you receive.

     Distributions paid in January, but declared by a Fund in October, November or December of the previous year may be taxable to you in the previous year. The Funds will inform you of the amount of your ordinary income dividends, qualified dividend income and capital gain distributions shortly after the close of each calendar year.

     Distributions in excess of a Fund's current and accumulated earnings and profits are treated as a tax-free return of capital to the extent of your basis in the Shares, and as capital gain thereafter. A distribution will reduce a Fund's net asset value per Share and may be taxable to you as ordinary income or capital gain even though, from an investment standpoint, the distribution may constitute a return of capital.

     Original Issue Discount. Investments by a Fund in zero coupon or other discount securities will result in income to the Fund equal to a portion of the excess face value of the securities over their issue price (the "original issue discount" or "OID") each year that the securities are held, even though the Fund receives no cash interest payments. In other circumstances, whether pursuant to the terms of a security or as a result of other factors outside the control of the Fund, the Fund may recognize income without receiving a commensurate amount of cash. Such income is included in determining the amount of income that the Fund must distribute to maintain its status as a RIC and to avoid the payment of federal income tax, including the nondeductible 4% excise tax. Because such income may not be matched by a corresponding cash distribution to the Fund, the Fund may be required to borrow money or dispose of other securities to be able to make distributions to its shareholders.

     Special rules apply if a Fund holds inflation-indexed bonds ("TIPS"). Generally, all stated interest on such bonds is recorded as income by a Fund under its regular method of accounting for interest income. The amount of positive inflation adjustment, which results in an increase in the inflation-adjusted principal amount of the bond, is treated as OID. The OID is included in the Fund's gross income ratably during the period ending with the maturity of the bond, under the general OID inclusion rules. The amount of a Fund's OID in a taxable year with respect to a bond will increase a Fund's taxable income for such year without a corresponding receipt of cash, until the bond matures. As a result, the Fund may need to use other sources of cash to satisfy its distributions for such year. The amount of negative inflation adjustments, which results in a decrease in the inflation-adjusted principal amount of the bond, reduces the amount of interest (including stated interest, OID, and market discount, if any) otherwise includible in the Fund's income with respect to the bond for the taxable year.

     Market Discount. Any market discount recognized on a bond is taxable as ordinary income. A market discount bond is a bond acquired in the secondary market at a price below redemption value or adjusted issue price if issued with original issue discount. Absent an election by a Fund to include the market discount in income as it accrues, gain on the Fund's disposition of such an obligation will be treated as ordinary income rather than capital gain to the extent of the accrued market discount.

     Foreign Income Taxes. Investment income received by a Fund from sources within foreign countries may be subject to foreign income taxes withheld at the source. The U.S. has entered into tax treaties with many foreign countries which may entitle a Fund to a reduced rate of such taxes or exemption from taxes on such income. It is impossible to determine the effective rate of foreign tax for a Fund in advance since the amount of the assets to be invested within various countries is not known. If more than 50% of the total assets of a Fund at the close of its taxable year consist of foreign stocks or securities, the Fund may "pass through" to you certain foreign income taxes (including withholding taxes) paid by the Fund. This means that you will be considered to have received as an additional dividend your share of such foreign taxes, but you may be entitled to either a corresponding tax deduction in calculating your taxable income, or, subject to certain limitations, a credit in calculating your federal income tax.

     Non-U.S. Investors. If you are not a citizen or permanent resident of the United States, each Fund's ordinary income dividends will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies or unless such income is effectively connected with a U.S. trade or business. Under recently enacted legislation, a Fund may, under certain circumstances, designate all or a portion of a dividend as an "interest-related dividend" that if received by a nonresident alien or foreign entity generally would be exempt from the 30% U.S. withholding tax, provided that certain other requirements are met. The Funds may also, under certain circumstances, designate all or a portion of a dividend as a "short-term capital gain dividend" which if received by a nonresident alien or foreign entity generally would be exempt from the 30%

U.S. withholding tax, unless the foreign person is a nonresident alien individual present in the United States for a period or periods aggregating 183 days or more during the taxable year. The provisions contained in the legislation relating to dividends to foreign persons would apply to dividends with respect to taxable years of a Fund beginning after December 31, 2004 and before January 1, 2008.

     Taxes on Exchange-Listed Share Sales. Currently, any capital gain or loss realized upon a sale of Shares is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as short-term capital gain or loss if the Shares have been held for one year or less, except that any capital loss on the sale of Shares held for six months or less is treated as long-term capital loss to the extent that capital gain dividends were paid with respect to such Shares.

     Taxes on Creations and Redemptions of Creation Units. A person who exchanges securities for Creation Units generally will recognize a gain or loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and the exchanger's aggregate basis in the securities surrendered and the Cash Component paid. A person who exchanges Creation Units for securities will generally recognize a gain or loss equal to the difference between the exchanger's basis in the Creation Units and the aggregate market value of the securities received and the Cash Redemption Amount. The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing "wash sales," or on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax adviser with respect to whether wash sale rules apply and when a loss might be deductible.

     Under current federal tax laws, any capital gain or loss realized upon a redemption of Creation Units is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as a short-term capital gain or loss if the Shares have been held for one year or less.

     If you create or redeem Creation Units, you will be sent a confirmation statement showing how many Shares you purchased or sold and at what price.

     Backup Withholding. A Fund will be required in certain cases to withhold at applicable withholding rates and remit to the United States Treasury the amount withheld on amounts payable to any shareholder who (1) has provided a Fund either an incorrect tax identification number or no number at all, (2) who is subject to backup withholding by the Internal Revenue Service for failure to properly report payments of interest or dividends, (3) who has failed to certify to a Fund that such shareholder is not subject to backup withholding, or (4) has not certified that such shareholder is a U.S. person (including a U.S. resident alien).

     The foregoing discussion summarizes some of the consequences under current federal tax law of an investment in the Funds. It is not a substitute for personal tax advice. Consult your personal tax adviser about the potential tax consequences of an investment in the Funds under all applicable tax laws.

                               GENERAL INFORMATION

     The Trust was organized as a Massachusetts business trust on June 12, 1998. If shareholders of any Fund are required to vote on any matters, shareholders are entitled to one vote for each Share they own. Annual meetings of shareholders will not be held except as required by the 1940 Act and other applicable law. See the SAI for more information concerning the Trust's form of organization.

     For purposes of the 1940 Act, Shares of the Trust are issued by the respective Funds and the acquisition of Shares by investment companies is subject to the restrictions of section 12(d)(1) of the 1940 Act. The Trust has received exemptive relief from Section 12(d)(1) to allow registered investment companies to invest in the Funds beyond the limits set forth in Section 12(d)(1), subject to certain terms and conditions as set forth in an SEC exemptive order issued to the Trust, including that such investment companies enter into an agreement with the Trust.

     From time to time, a Fund may advertise yield and total return figures. Yield is a historical measure of dividend income, and total return is a measure of past dividend income (assuming that it has been reinvested) plus capital appreciation. Neither yield nor total return should be used to predict the future performance of a Fund.

     Morgan, Lewis & Bockius LLP serves as counsel to the Trust, including the Funds. Ernst & Young LLP serves as the independent registered public accounting firm and will audit the Funds' financial statements annually.

                              FINANCIAL HIGHLIGHTS

     The financial highlights table is intended to help you understand each Fund's financial performance for the period since each Fund's inception. Certain information reflects the performance results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in each Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, the Trust's independent registered public accounting firm, whose report, along with each Fund's financial highlights and financial statements, is included in the 2007 Annual Report to shareholders of each of the Funds, which is available upon request. Funds that do not have information set forth below had not commenced operations as of June 30, 2007.

                             SPDR LEHMAN     SPDR LEHMAN      SPDR LEHMAN  SPDR BARCLAYS   SPDR LEHMAN
                              1-3 MONTH      INTERMEDIATE      LONG TERM      CAPITAL       AGGREGATE
                             T-BILL ETF   TERM TREASURY ETF  TREASURY ETF     TIPS ETF      BOND ETF
                            ------------  -----------------  ------------  -------------  ------------
                               FOR THE         FOR THE          FOR THE       FOR THE        FOR THE
                               PERIOD           PERIOD          PERIOD         PERIOD        PERIOD
                            5/25/2007* -     5/23/2007* -    5/23/2007* -   5/25/2007* -  5/23/2007* -
                              6/30/2007       6/30/2007        6/30/2007     6/30/2007      6/30/2007
                            ------------  -----------------  ------------  -------------  ------------
NET ASSET VALUE, BEGINNING
  OF PERIOD...............     $ 45.74         $ 52.57          $ 50.12       $ 48.01        $ 52.36
INCOME (LOSS) FROM
  INVESTMENT OPERATIONS:
Net investment income.....        0.20            0.22             0.22          0.41           0.24
Net realized and
  unrealized gain
  (loss)(1)...............        0.02           (0.23)           (0.67)        (0.57)         (0.51)
                               -------         -------          -------       -------        -------
Total from investment
  operations..............        0.22           (0.01)           (0.45)        (0.16)         (0.27)
                               -------         -------          -------       -------        -------
Net equalization credits
  and charges.............          --              --               --          0.03             --
                               -------         -------          -------       -------        -------
NET ASSET VALUE, END OF
  PERIOD..................     $ 45.96         $ 52.56          $ 49.67       $ 47.88        $ 52.09
                               =======         =======          =======       =======        =======
TOTAL RETURN(2)...........        0.48%          (0.02)%          (0.90)%       (0.27)%        (0.52)%
Net assets, end of period
  (in 000's)..............     $36,766         $10,513          $ 9,934       $57,457        $10,419
Ratio of expenses to
  average net assets......      0.1384%(3)      0.1384%(3)       0.1384%(3)    0.1883%(3)     0.1345%(3)
Ratio of expenses to
  average net assets
  before waivers..........          --              --               --            --         0.1884%
Ratio of net investment
  income to average net
  assets..................        4.49%(3)        4.13%(3)         4.29%(3)     10.23%(3)       4.42%(3)
Portfolio turnover
  rate(4).................           2%              7%               4%            0%            17%


--------

     * Commencement of operations.

   (1) The amounts shown at this caption for a share outstanding may not accord with the changes in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

   (2) Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.

   (3) Annualized.

   (4) Portfolio turnover rate excludes securities received or delivered from processing of creations or redemptions of Fund Shares.

                   ADDITIONAL INFORMATION CONCERNING THE FUNDS

     The following charts are provided to show the frequency at which the daily market price on the Exchange was at a discount or premium to such Fund's daily net asset value ("NAV"). The market price of each Fund generally is determined using the midpoint between the highest bid and the lowest offer on the Exchange, as of the time that the Fund's NAV is calculated (referred to as the "Bid/Offer Midpoint"). Each Fund's Bid/Offer Midpoint may at times be at, above or below its NAV. The discount or premium is the percentage difference between the NAV and the Bid/Offer Midpoint of a Fund. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of NAV. The NAV of each Fund will fluctuate with changes in the market value of its portfolio holdings. The Bid/Offer Midpoint of each Fund will fluctuate in accordance with changes in its NAV, as well as supply and demand. Funds not listed below had not commenced operations as of September 30, 2007.

SPDR LEHMAN 1-3 MONTH T-BILL ETF

                             FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
                                        BID/OFFER MIDPOINT VS. NAV
                          -----------------------------------------------------
                           BID/OFFER MIDPOINT ABOVE    BID/OFFER MIDPOINT BELOW
                                     NAV                         NAV
                          -------------------------   -------------------------
                           50-99   100-199    >200     50-99   100-199    >200
                           BASIS    BASIS     BASIS    BASIS    BASIS     BASIS
                          POINTS    POINTS   POINTS   POINTS    POINTS   POINTS
                          ------   -------   ------   ------   -------   ------
Commencement of Trading
  Through 9/30/07(1)....     0        0         0        0        0         0


SPDR LEHMAN INTERMEDIATE TERM TREASURY ETF

                             FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
                                        BID/OFFER MIDPOINT VS. NAV
                          -----------------------------------------------------
                           BID/OFFER MIDPOINT ABOVE    BID/OFFER MIDPOINT BELOW
                                     NAV                         NAV
                          -------------------------   -------------------------
                           50-99   100-199    >200     50-99   100-199    >200
                           BASIS    BASIS     BASIS    BASIS    BASIS     BASIS
                          POINTS    POINTS   POINTS   POINTS    POINTS   POINTS
                          ------   -------   ------   ------   -------   ------
Commencement of Trading
  Through 9/30/07(1)....     1        0         0        0        0         0


--------

   (1) Each Fund commenced trading on the Exchange on 5/30/07.

SPDR LEHMAN LONG TERM TREASURY ETF

                             FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
                                        BID/OFFER MIDPOINT VS. NAV
                          -----------------------------------------------------
                           BID/OFFER MIDPOINT ABOVE    BID/OFFER MIDPOINT BELOW
                                     NAV                         NAV
                          -------------------------   -------------------------
                           50-99   100-199    >200     50-99   100-199    >200
                           BASIS    BASIS     BASIS    BASIS    BASIS     BASIS
                          POINTS    POINTS   POINTS   POINTS    POINTS   POINTS
                          ------   -------   ------   ------   -------   ------
Commencement of Trading
  Through 9/30/07(1)....     0        0         0        0        0         0


SPDR BARCLAYS CAPITAL TIPS ETF

                             FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
                                        BID/OFFER MIDPOINT VS. NAV
                          -----------------------------------------------------
                           BID/OFFER MIDPOINT ABOVE    BID/OFFER MIDPOINT BELOW
                                     NAV                         NAV
                          -------------------------   -------------------------
                           50-99   100-199    >200     50-99   100-199    >200
                           BASIS    BASIS     BASIS    BASIS    BASIS     BASIS
                          POINTS    POINTS   POINTS   POINTS    POINTS   POINTS
                          ------   -------   ------   ------   -------   ------
Commencement of Trading
  Through 9/30/07(1)....     4        0         0        0        0         0


SPDR LEHMAN MUNICIPAL BOND ETF

                             FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
                                        BID/OFFER MIDPOINT VS. NAV
                          -----------------------------------------------------
                           BID/OFFER MIDPOINT ABOVE    BID/OFFER MIDPOINT BELOW
                                     NAV                         NAV
                          -------------------------   -------------------------
                           50-99   100-199    >200     50-99   100-199    >200
                           BASIS    BASIS     BASIS    BASIS    BASIS     BASIS
                          POINTS    POINTS   POINTS   POINTS    POINTS   POINTS
                          ------   -------   ------   ------   -------   ------
Commencement of Trading
  Through 9/30/07(2)....     3        0         0        0        0         0


SPDR LEHMAN AGGREGATE BOND ETF

                             FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
                                        BID/OFFER MIDPOINT VS. NAV
                          -----------------------------------------------------
                           BID/OFFER MIDPOINT ABOVE    BID/OFFER MIDPOINT BELOW
                                     NAV                         NAV
                          -------------------------   -------------------------
                           50-99   100-199    >200     50-99   100-199    >200
                           BASIS    BASIS     BASIS    BASIS    BASIS     BASIS
                          POINTS    POINTS   POINTS   POINTS    POINTS   POINTS
                          ------   -------   ------   ------   -------   ------
Commencement of Trading
  Through 9/30/07(1)....     0        0         0        0        0         0


--------

   (1) Each Fund commenced trading on the Exchange on 5/30/07.

   (2) The Fund commenced trading on the Exchange on 9/13/07.

                     THIS PAGE IS INTENTIONALLY LEFT BLANK.

                     THIS PAGE IS INTENTIONALLY LEFT BLANK.

                     THIS PAGE IS INTENTIONALLY LEFT BLANK.

                       WHERE TO LEARN MORE ABOUT THE FUNDS

     This Prospectus does not contain all the information included in the Registration Statement filed with the SEC with respect to the Funds' Shares. The SAI and the annual report to shareholders, each of which is on file with the SEC, provide more information about the Funds. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during the Fund's last fiscal year. The SAI and the financial statements included in the Trust's annual report to shareholders are incorporated herein by reference (i.e., they are legally part of this Prospectus). These materials may be obtained without charge, upon request, by writing to the Distributor, State Street Global Markets, LLC, State Street Financial Center, One Lincoln Street, Boston, Massachusetts 02111, by visiting the Funds' website at www.SPDRETFs.com or by calling the following number:

                      INVESTOR INFORMATION: 1-866-787-2257

     The Registration Statement, including this Prospectus, the SAI, and the exhibits as well as any shareholder reports may be reviewed and copied at the SEC's Public Reference Room (100 F Street NE, Washington D.C. 20549) or on the EDGAR Database on the SEC's website (http://www.sec.gov). Information on the operation of the public reference room may be obtained by calling the SEC at 1-202-942-8090. You may get copies of this and other information after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102.

     Shareholder inquiries may be directed to the Funds in writing to State Street Global Markets, LLC, State Street Financial Center, One Lincoln Street, Boston, Massachusetts 02111 or by calling the Investor Information number listed above.

     NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS IN CONNECTION WITH THE OFFER OF THE FUNDS' SHARES, AND, IF GIVEN OR MADE, THE INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE TRUST OR THE FUNDS. NEITHER THE DELIVERY OF THIS PROSPECTUS NOR ANY SALE OF SHARES SHALL UNDER ANY CIRCUMSTANCE IMPLY THAT THE INFORMATION CONTAINED HEREIN IS CORRECT AS OF ANY DATE AFTER THE DATE OF THIS PROSPECTUS.

     DEALERS EFFECTING TRANSACTIONS IN THE FUNDS' SHARES, WHETHER OR NOT PARTICIPATING IN THIS DISTRIBUTION, ARE GENERALLY REQUIRED TO DELIVER A PROSPECTUS. THIS IS IN ADDITION TO ANY OBLIGATION OF DEALERS TO DELIVER A PROSPECTUS WHEN ACTING AS UNDERWRITERS.

SPDRTRMBPROS             The Trust's Investment Company Act Number is 811-08839.